                               SEMI-ANNUAL REPORT

                               NOVMEBER 27, 1996



                                                                AMERICAN

                                                                GENERAL

                                                                SERIES

                                                                PORTFOLIO

                                                                COMPANY

                                                      -------------------------

===============================================================================
AMERICAN GENERAL SERIES PORTFOLIO COMPANY  SEMI-ANNUAL REPORT NOVEMBER 27, 1996
-------------------------------------------------------------------------------

TABLE OF CONTENTS

President's Letter ........................................................    1

Stock Index Fund ..........................................................    5

MidCap Index Fund .........................................................   14

Small Cap Index Fund ......................................................   22

International Equities Fund ...............................................   43

Growth Fund ...............................................................   50

Growth & Income Fund ......................................................   53

Science & Technology Fund .................................................   57

Social Awareness Fund .....................................................   60

Timed Opportunity Fund ....................................................   66

Capital Conservation Fund .................................................   75

Government Securities Fund ................................................   78

International Government Bond Fund ........................................   81

Money Market Fund .........................................................   85

Notes to Financial Statements .............................................   89

Financial Highlights ......................................................   94

================================================================================
AGSPC PRESIDENT'S LETTER
--------------------------------------------------------------------------------

We are pleased to provide the November 27, 1996 Semi-Annual Report of the American General Series Portfolio Company. This report details the investments of each of the thirteen funds that comprise the American General Series Portfolio Company and provides financial and performance information for each fund for the period ended November 27, 1996. Your variable annuity contract permits you to invest in one or more of the funds described in this report. The funds that are available under your contract are shown on the chart on page 4.

MARKET CONDITIONS

Securities markets, on average, produced very positive returns for the period ended November 27, 1996. The large capitalization sector of the stock market as measured by the Standard & Poor's 500 Index (S&P 500(R)) provided a total return of 14% for the period. Corporate bonds generated a total return of nearly 8% while Treasury Securities provided 6.5%. The markets were responding to 1) an accommodative Federal Reserve Policy, holding the Federal Funds rate at 5.25% throughout the year; 2) a modest but positive Gross Domestic Product growth approximating 2.25%; and 3) contained inflation, with the Consumer Price Index averaging an annual rate of 3%.

Returns in the equity markets were quite diverse. The S&P 500 return of 14.07% was substantially above the 7.50% return of the Standard & Poor's MidCap 400 Index. In contrast the Russell 2000(R) Index produced a negative return of 1.75%.

Bond yields, as measured by the long term U.S. Treasury, fluctuated in a range of 6.7% to 7.2% for the first three months of the period and then proceeded to decline to 6.4% at the end of November. For the period, the Merrill Lynch Corporate Bond Index returned 7.94% and the Lehman Brothers U.S. Treasury Index yielded a total of 6.53%. The subdued economic growth rate combined with the modest inflation rate, referred to above, were the major drivers of the bond market returns.

European equities benefited from weakening local currencies that increased international competitiveness. Poorly capitalized firms and financial companies with credit problems were penalized. In Japan, major exporting companies and credit sensitive financial companies did very well. Economic growth in China benefited companies throughout the Asian region. The Morgan Stanley Capital International Index of Europe, Australia, and Far East (EAFE) rose a modest 3.60% in dollar terms as the strength in the U.S. currency reduced total returns.

FUND RETURNS

INDEXED FUNDS

The Stock Index Fund performance was 0.09% above its relevant index. The absolute return was well above the average of funds in the Growth and Income category. The MidCap Index Fund generated a return of 7.35%, 0.15% below its relevant index. The Small Cap Index Fund return exceeded its relevant index by 0.72%. The International Equities Fund had a positive tracking difference of 0.11%.

MANAGED FUNDS

The AGSPC Growth Fund recorded a total return of 6.61%, 7.46% below its relevant index. The fund concentrates on companies with above average growth potential in the service sectors. Consumer stocks and those of health care providers lagged the S&P 500 which benefited from a preponderance of large capitalization mature issues.

The AGSPC Growth & Income Fund had a total return of 9.93%, 4.14% below the S&P
500. The fund utilizes the stock selection process of the Value Line Ranking System which tends to emphasize small and mid-sized companies. Those sectors of the market lagged the larger companies that predominate in the S&P 500.

The AGSPC Science & Technology Fund's return was 4.38%, 9.69% below the S&P
500. The fund's concentration in the science and technology sectors creates a lower capitalization weighting. The median market value of the fund's holdings is $3.3 billion compared to the median market value of the Stock Index Fund's holdings of $25.3 billion. During periods when smaller capitalization stocks are disadvantaged in the market the fund will underperform the major market index.

The Social Awareness Fund's return exceeded the S&P 500 by 1.46%. Concentration in the large capitalization sectors and overweighting bank and oil service issues contributed to the outperformance.

================================================================================
AGSPC PRESIDENT'S LETTER - CONTINUED
--------------------------------------------------------------------------------

The Timed Opportunity Fund underperformed the 55% stock, 35% bond, and 10% cash benchmark by 2.87%. Underweighting of banks, business machines, and international oils restrained equity performance. The Bankers Trust Model weighting was a positive factor over this time frame.

BOND FUNDS

The Capital Conservation Fund tracked its relevant index very closely with only a 0.23% negative divergence. Performance was affected by a duration slightly in excess of the index and below average returns in the media sector.

The Government Securities Fund surpassed its index's return by 0.07%. The benefit from a modest extension of maturities in relation to the index was nearly offset by the relatively small position in mortgage backed securities.

The International Government Bond Fund outperformed its relevant index by 0.44% providing a fund level return of 7.05%. Generally, international markets had positive returns owing to two factors. The first was the decline in the inflation risk premium and the second was the pursuit of higher returns which were available in several foreign markets. A negative factor, over this period, was the strengthening of the U.S. dollar that diminished some local returns.

FUTURE OUTLOOK

The excellent performance of the equity and bond markets in 1995 and 1996 has led to the expectation of a correction in domestic markets. Historically high valuations in terms of price/earnings and price to book value ratios support that expectation. However, substantial inflows to mutual funds are directed to the equity markets as the managers of these funds are generally required to invest the cash. Those who have not invested the money have been severely penalized during this extended time of stock market advances. These cash flows are believed to emanate from increased awareness of the need to save for retirement or other family needs and are expected to continue on a recurring basis. If that does persist it should mitigate any short term declines in the equity market.

Fixed income markets will benefit if the world-wide moderation of inflation continues. Support for that expectation is driven by adequate supplies of raw materials and labor. In the United States both the legislative and monetary policies appear to be restraining inflationary pressures.



                                       Respectfully,


                                       /s/ STEPHEN D. BICKEL


                                       Stephen D. Bickel, President
                                       American General Series Portfolio Company


January 17, 1997

================================================================================
AGSPC PRESIDENT'S LETTER - CONTINUED
--------------------------------------------------------------------------------

FUND RETURNS AND TRACKING DIFFERENCES
FOR THE PERIOD ENDED NOVEMBER 27, 1996

                                                                      (1)         (2)         (3)           (4)         (5)
                                                                                             FUND          TOTAL
                                                                                          PERFORMANCE      INDEX
                                                                                            BEFORE        RETURN
                                                                                          SUBTRACTING    INCLUDING   TRACKING
                                                                     FUND        FUND      EXPENSES     REINVESTED  DIFFERENCE
AGSPC FUND/RELEVANT MARKET INDEX                                    RETURN(A)  EXPENSES    (1) + (2)     DIVIDENDS   (3) - (4)
------------------------------------------------------------------------------------------------------------------------------
INDEXED FUNDS:
Stock Index Fund / S&P 500.......................................   13.99%       0.17%       14.16%       14.07%       0.09%
MidCap Index Fund / Standard & Poor's MidCap 400.................    7.15        0.20         7.35         7.50       (0.15)
Small Cap Index Fund / Russell 2000..............................   (1.23)       0.20        (1.03)       (1.75)       0.72
International Equities Fund / EAFE...............................    3.50        0.21         3.71         3.60        0.11

MANAGED FUNDS:
Growth Fund / S&P 500............................................    6.19        0.42         6.61        14.07       (7.46)
Growth & Income Fund / S&P 500...................................    9.53        0.40         9.93        14.07       (4.14)
Science & Technology Fund / S&P 500..............................    3.91        0.47         4.38        14.07       (9.69)
Social Awareness Fund / S&P 500..................................   15.26        0.27        15.53        14.07        1.46
Timed Opportunity Fund / Benchmark(b)............................    7.24        0.28         7.52        10.39       (2.87)
Capital Conservation Fund / Merrill Lynch Corporate Master Bond..    7.43        0.28         7.71         7.94       (0.23)
Government Securities Fund / Lehman Brothers U.S. Treasury.......    6.32        0.28         6.60         6.53        0.07
Int'l Gov't Bond Fund / Salomon Non U.S. Gov't Bond..............    6.77        0.28         7.05         6.61        0.44
Money Market Fund / 30 Day Certificate of Deposit
   Primary Offering Rate by New York City Banks
   (NYC 30 Day CD Rate)..........................................    2.48        0.27         2.75         2.24        0.51

 (a) Fund level returns are net of investment management fees and other fund expenses, but do not reflect charges specified in annuity contracts for mortality and expense guarantees (1.00%), administrative fees, or surrender charges.
 (b) Benchmark consists of 55% S&P 500 Index, 35% Merrill Lynch Corporate and Government Master Index, and 10% NYC 30 Day CD Rate.

================================================================================
AGSPC PRESIDENT'S LETTER - CONTINUED
--------------------------------------------------------------------------------

SUMMARY OF NET ASSET VALUES PER SHARE
AND PER SHARE DISTRIBUTIONS

                                                                                                       DISTRIBUTIONS FROM NET
                                                                                                       INVESTMENT INCOME AND
                                                                                                         NET REALIZED GAINS
                                                                             NET ASSET VALUES               ON SECURITIES
                                                                  -----------------------------------------------------------
                                                                  NOVEMBER 30,            NOVEMBER 27,
                                                                     1995       MAY 31,      1996      12/1/95 TO   6/1/96 TO
FUND                                                              (UNAUDITED)    1996     (UNAUDITED)    5/31/96    11/27/96
-----------------------------------------------------------------------------------------------------------------------------
Stock Index (emulate S & P 500)..................................    $19.10      $20.69       $23.37      $0.59       $0.19
MidCap Index (emulate MidCap 400)................................     18.04       19.09        20.33       0.77        0.12
Small Cap Index (emulate Russell 2000)...........................     14.22       16.25        15.94       0.39        0.11
International Equities (foreign long term growth stocks).........     10.53       11.15        11.43       0.33        0.11
Growth Fund (long term growth of capital)........................     14.64       16.49        17.51       0.30        0.00
Growth & Income Fund (long term growth of capital
   and current income)...........................................     12.99       14.78        16.13       0.12        0.04
Science & Technology Fund (long term growth of capital)..........     20.29       20.48        21.28       2.01        0.00
Social Awareness (social criteria growth stocks).................     14.88       15.49        17.72       1.03        0.12
Timed Opportunity (asset allocation).............................     12.15       12.55        13.23       0.43        0.21
Capital Conservation (quality corporate bonds)...................      9.79        9.23         9.59       0.31        0.30
Government Securities (intermediate and
   long term government bonds)...................................     10.12        9.61         9.91       0.30        0.29
International Government Bond (high quality
   foreign government debt securities)...........................     12.25       11.79        12.27       0.36        0.31
Money Market (money market instruments)..........................      1.00        1.00         1.00       0.02        0.02

The change in net asset value of the funds will not be the same as the change in the accumulation unit value of your annuity contract because (1) the change in net asset value does not reflect the reinvestment of income and capital gain distributions and (2) the mortality and expense charges described in your annuity contract are not included.

FUNDS AVAILABLE UNDER
VARIABLE ANNUITY CONTRACTS

                                                     VALIC SEPARATE ACCOUNT A
                                          --------------------------------------------------
                                                           CONTRACT FORM                            AG LIFE
                                          --------------------------------------------------  SEPARATE ACCOUNT A  AG LIFE  AG LIFE
                                          PORTFOLIO PORTFOLIO INDEPENDENCE         GROUP      ------------------- SEPARATE SEPARATE
                                           DIRECTOR DIRECTOR     PLUS     IMPACT    UNIT                   NON    ACCOUNT  ACCOUNT
FUND                                          2*       1*     UIT(G)-585  UIT-981 PURCHASE**  QUALIFIED QUALIFIED    B        D
----------------------------------------------------------------------------------------------------------------------------------
Stock Index (emulate S & P 500)............   Yes      Yes        Yes       Yes       Yes         Yes       Yes     Yes      Yes
MidCap Index (emulate MidCap 400)..........   No       Yes        Yes       Yes       No          Yes       Yes     Yes      No
Small Cap Index (emulate Russell 2000).....   No       Yes        Yes       No        No          No        No      No       No
International Equities (foreign long term
   growth stocks)..........................   No       Yes        Yes       No        No          No        No      No       Yes
Growth Fund  (long term growth of capital).   Yes      Yes        No        No        No          No        No      No       No
Growth & Income Fund (long term growth
   of capital and current income)..........   No       Yes        No        No        No          No        No      No       No
Science & Technology Fund (long term
   growth of capital)......................   Yes      Yes        No        No        No          No        No      No       No
Social Awareness (social criteria growth
   stocks).................................   Yes      Yes        Yes       No        No          No        No      No       Yes
Timed Opportunity (asset allocation).......   No       Yes        Yes       Yes       No          Yes       Yes     Yes      No
Capital Conservation (quality corporate
   bonds)..................................   No       Yes        Yes       Yes       No          Yes       Yes     Yes      No
Government Securities (intermediate and
   long term government bonds).............   No       Yes        Yes       No        No          Yes       Yes     Yes      No
Int'l Government Bond (high quality
   foreign government debt securities).....   Yes      Yes        Yes       No        No          No        No      No       No
Money Market (money market instruments)....   Yes      Yes        Yes       Yes       No          Yes       Yes     Yes      No

 *UIT(G)194, UITN-194, UIT-IRA-194, UIT-SEP-194
**GUP, IVA, GVA SA-1, GVA SA-2

================================================================================
STOCK INDEX FUND               November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
               COMMON STOCKS - 98.79%

               ADVERTISING - 0.05%
     21,700    Interpublic Group
                 of Companies, Inc.............. $   1,068,725
                                                 -------------

               AEROSPACE/DEFENSE - 2.16%
    127,750    Boeing Co........................    12,711,125
     29,000    EG & G, Inc......................       532,875
     18,880    General Dynamics Corp............     1,399,480
     73,376    Lockheed Martin Corp.............     6,631,356
     77,600    McDonnell Douglas Corp...........     4,074,000
     18,100    Northrop Grumman Corp............     1,495,512
     89,900    Raytheon Co......................     4,652,325
     76,900    Rockwell International Corp......     4,940,825
     22,000    TRW Inc..........................     2,136,750
     45,300    United Technologies Corp.........     6,330,675
                                                 -------------
                                                    44,904,923
                                                 -------------

               AIRLINES - 0.38%
     35,400  * AMR Corp.........................     3,177,150
     31,600    Delta Air Lines, Inc.............     2,354,200
     55,200    Southwest Airlines Co............     1,359,300
     41,400  * USAir Group, Inc.................       957,375
                                                 -------------
                                                     7,848,025
                                                 -------------

               APPAREL & PRODUCTS - 0.10%
     16,500  * Fruit of the Loom, Inc. Class A..       587,813
     32,900    Liz Claiborne, Inc...............     1,394,137
                                                 -------------
                                                     1,981,950
                                                 -------------

               APPLIANCES/FURNISHINGS - 0.09%
     21,800    Maytag Corp......................       414,200
     30,200    Whirlpool Corp...................     1,498,675
                                                 -------------
                                                     1,912,875
                                                 -------------

               AUTO - CARS - 1.90%
    269,174    Chrysler Corp....................     9,555,677
    433,400    Ford Motor Co....................    14,085,500
    276,500    General Motors Corp..............    15,795,062
                                                 -------------
                                                    39,436,239
                                                 -------------

               AUTO - REPLACEMENT PARTS - 0.32%
     18,700    Cooper Tire & Rubber Co..........       385,688
     14,300    Echlin Inc.......................       480,838
     49,600    Genuine Parts Co.................     2,256,800
     60,500    Goodyear Tire & Rubber Co........     2,941,812
     15,800    Pep Boys- Manny, Moe & Jack......       574,725
                                                 -------------
                                                     6,639,863
                                                 -------------
               BANKS - NEW YORK CITY - 2.21%
    148,600    Bank of New York Co., Inc........     5,219,575
    160,282    Chase Manhattan Corp.............    15,066,508
    175,700    CitiCorp.........................    19,041,487
     70,700    J.P. Morgan & Co. Inc............     6,663,475
                                                 -------------
                                                    45,991,045
                                                 -------------

               BANKS - OTHER - 2.80%
     60,100    Bank of Boston Corp.............. $   4,146,900
    132,668    BankAmerica Corp.................    13,532,136
    120,623    First Chicago Corp...............     6,996,134
    103,897    First Union Corp.................     8,000,069
    100,693    Fleet Financial Group, Inc.......     5,626,221
     51,500    Mellon Bank Corp.................     3,675,812
     69,700    National City Corp...............     3,214,913
     14,000    Republic of New York Corp........     1,232,000
     44,400    US Bancorp.......................     1,903,650
     35,033    Wells Fargo & Co.................     9,914,339
                                                 -------------
                                                    58,242,174
                                                 -------------

               BANKS - REGIONAL - 2.92%
    165,472    Banc One Corp....................     7,735,816
     75,000    Barnett Banks, Inc...............     3,271,875
     61,600    Boatmen's Bancshares, Inc........     4,096,400
     32,700    Comerica Inc.....................     1,908,863
     81,400    CoreStates Financial Corp........     4,385,425
     30,200    Fifth Third Bancorp..............     2,159,300
     53,500    First Bank System, Inc...........     3,872,063
     83,770    KeyCorp..........................     4,418,867
    108,302    NationsBank Corp.................    11,209,257
    139,100    Norwest Corp.....................     6,329,050
    110,100    PNC Bank Corp....................     4,307,662
     72,200    SunTrust Banks, Inc..............     3,646,100
     55,513    Wachovia Corp....................     3,282,206
                                                 -------------
                                                    60,622,884
                                                 -------------

               BEVERAGE - BREWERS/
               DISTRIBUTORS - 0.67%
     11,900    Adolph Coors Class B.............       230,563
    182,700    Anheuser- Busch Companies, Inc...     7,787,587
     18,915    Brown-Forman Corp Class B........       870,090
    121,700    Seagram Co. Ltd..................     4,974,487
                                                 -------------
                                                    13,862,727
                                                 -------------

               BEVERAGE - SOFT DRINKS - 3.04%
    899,700    Coca-Cola Co.....................    45,997,162
    565,900    PepsiCo, Inc.....................    17,118,475
                                                 -------------
                                                    63,115,637
                                                 -------------

               BROADCASTING - 0.65%
     78,550    Comcast Corp. Class A Special....     1,325,531
     45,300  * General Instrument Corp..........       985,275
    229,000  * Tele-Communications, Inc. Class A     3,091,500
    210,600  * U S West Media Group.............     3,948,750
    113,900  * Viacom Inc. Class B..............     4,242,775
                                                 -------------
                                                    13,593,831
                                                 -------------

               BUILDING MATERIALS - 0.42%
      8,900    Armstrong World Industries, Inc..       660,825
     67,100    Lowe's Companies, Inc............     2,742,712
     66,589    Martin Marietta Materials, Inc...     1,556,518
     57,500    Masco Corp.......................     2,105,938
     28,200    Sherwin-Williams Co..............     1,614,450
                                                 -------------
                                                     8,680,443
                                                 -------------

================================================================================
STOCK INDEX FUND - CONTINUED   November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
               CHEMICAL - MAJOR - 2.40%
     91,100    Dow Chemical Co.................. $   7,652,400
    204,100    E.I. du Pont de Nemours
                 and Co.........................    19,134,375
     11,800    Goodrich (B.F.) Co...............       526,575
     39,300    Hercules Inc.....................     1,901,138
    216,800    Monsanto Co......................     8,672,000
     54,900    Morton International, Inc........     2,237,175
     66,500    PPG Industries Inc...............     4,098,062
     16,600    Rohm and Haas Co.................     1,325,925
     51,600    Union Carbide Corp...............     2,360,700
     37,800    W.R. Grace & Co..................     2,003,400
                                                 -------------
                                                    49,911,750
                                                 -------------

               CHEMICAL - MISCELLANEOUS - 0.55%
     41,100    Air Products and Chemicals, Inc..     2,871,862
     30,637    Eastman Chemical Co..............     1,765,457
      8,550    Ecolab Inc.......................       331,313
      8,200  * FMC Corp.........................       633,450
     26,500    Great Lakes Chemical Corp........     1,427,688
      9,328    Millipore Corp...................       380,116
     20,300    Nalco Chemical Co................       771,400
     46,300    Praxair, Inc.....................     2,245,550
     16,200    Sigma Aldrich Corp...............     1,018,575
                                                 -------------
                                                    11,445,411
                                                 -------------

               CONGLOMERATES - 1.11%
    104,900    AlliedSignal Inc.................     7,592,137
     47,700  * ITT Corp.........................     2,182,275
     38,800    ITT Inds, Inc....................       902,100
     35,000    Loews Corp.......................     3,246,250
     65,200    Tenneco Inc......................     3,341,500
     24,300    Textron Inc......................     2,338,875
     50,400    Tyco International Ltd...........     2,746,800
     25,900    Whitman Corp.....................       595,700
                                                 -------------
                                                    22,945,637
                                                 -------------

               CONSUMER FINANCE - 0.17%
     11,600    Beneficial Corp..................       719,200
     69,700    MBNA Corp........................     2,814,138
                                                 -------------
                                                     3,533,338
                                                 -------------

               CONTAINERS - METAL/GLASS - 0.13%
      4,700    Ball Corp........................       114,563
     46,900    Crown Cork & Seal Co., Inc.......     2,491,562
                                                 -------------
                                                     2,606,125
                                                 -------------

               CONTAINERS - PAPER - 0.05%
      6,500    Bemis Co., Inc...................       231,563
     13,300    Temple-Inland Inc................       713,212
                                                 -------------
                                                       944,775
                                                 -------------

               COSMETICS/TOILETRIES - 0.78%
      3,400    Alberto-Culver Co. Class B.......       161,500
     41,400    Avon Products, Inc...............     2,302,875
    163,500    Gillette Co...................... $  12,099,000
     34,800    International Flavors &
                 Fragrances, Inc................     1,566,000
                                                 -------------
                                                    16,129,375
                                                 -------------

               DRUGS - 6.82%
     14,200    Allergan, Inc....................       450,850
     31,600  * ALZA Corp........................       892,700
    233,200    American Home Products Corp......    14,924,800
     99,400  * Amgen Inc........................     6,075,825
    182,300    Bristol Myers Squibb Co..........    20,850,562
     44,100    CVS Corp.........................     1,819,125
    199,700    Eli Lilly and Co.................    15,177,200
    435,700    Merck & Co., Inc.................    36,489,875
    233,700    Pfizer Inc.......................    20,770,088
    136,600    Schering-Plough Corp.............     9,783,975
    189,270    Upjohn Co........................     7,263,236
    100,900    Warner-Lambert Co................     7,214,350
                                                 -------------
                                                   141,712,586
                                                 -------------

               ELECTRICAL EQUIPMENT - 4.07%
     78,100    AMP Inc..........................     2,987,325
     62,000  * Cabletron Systems, Inc...........     2,526,500
     83,000    Emerson Electric Co..............     8,144,375
    595,100    General Electric Co..............    60,997,750
      9,200    National Service Industries, Inc.       322,000
     20,200    Raychem Corp.....................     1,717,000
     83,400  * Seagate Technology...............     3,283,875
      6,800    Thomas & Betts Corp..............       306,850
     14,200    W. W. Grainger Inc...............     1,127,125
    165,700    Westinghouse Electric Corp.......     3,065,450
                                                 -------------
                                                    84,478,250
                                                 -------------

               ELECTRONIC INSTRUMENTS - 0.13%
     22,800    General Signal Corp..............       977,550
     28,400  * Intergraph Corp..................       255,600
     19,400    Perkin-Elmer Corp................     1,193,100
      3,600    Tektronix, Inc...................       175,950
                                                 -------------
                                                     2,602,200
                                                 -------------

               ENTERTAINMENT - 1.58%
     39,400  * Harrah's Entertainment, Inc......       694,425
     35,350    Hasbro, Inc......................     1,444,931
     16,200  * King World Productions, Inc......       611,550
    106,387    Mattel, Inc......................     3,311,296
    210,200    Time Warner Inc..................     8,539,375
    246,952    Walt Disney Co...................    18,274,448
                                                 -------------
                                                    32,876,025
                                                 -------------

               FINANCE COMPANIES - 0.23%
     40,400    Green Tree Financial Corp........     1,691,750
     32,100    Household International, Inc.....     3,049,500
                                                 -------------
                                                     4,741,250
                                                 -------------

================================================================================
STOCK INDEX FUND - CONTINUED   November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
               FOODS - 2.56%
    204,945    Archer Daniels Midland Co........ $   4,508,790
     86,950    Campbell Soup Co.................     7,205,981
     89,350    ConAgra, Inc.....................     4,780,225
     54,200    CPC International Inc............     4,525,700
     60,000    General Mills, Inc...............     3,825,000
    136,650    H J Heinz Co.....................     5,158,537
     47,000    Hershey Foods Corp...............     2,350,000
     77,700    Kellogg Co.......................     5,264,175
     24,100    Pioneer Hi-Bred International,
                 Inc. ..........................     1,680,975
     45,000    Quaker Oats Co...................     1,676,250
     37,700    Ralston Purina Co................     2,888,763
    181,200    Sara Lee Corp....................     7,112,100
     37,100    Wm. Wrigley Jr. Co...............     2,161,075
                                                 -------------
                                                    53,137,571
                                                 -------------

               FOOTWEAR - 0.23%
     71,100    NIKE Inc. Class B................     3,963,825
     18,900    Reebok International Ltd.........       722,925
      3,800    Stride Rite Corp.................        37,525
                                                 -------------
                                                     4,724,275
                                                 -------------

               FREIGHT - 0.09%
     41,200  * Federal Express Corp.............     1,802,500
                                                 -------------

               GOLD MINING - 0.36%
    137,400    Barrick Gold Corp................     4,053,300
     52,100    Battle Mountain Gold Co..........       390,750
     21,800    Echo Bay Mines Ltd...............       134,888
     53,900    Homestake Mining Co..............       815,238
     88,900    Placer Dome Inc..................     2,166,937
                                                 -------------
                                                     7,561,113
                                                 -------------

               GOVERNMENT SPONSORED - 1.15%
     66,500    Federal Home Loan
                 Mortgage Corp..................     7,581,000
    398,400    Federal National
                 Mortgage Association...........    16,334,400
                                                 -------------
                                                    23,915,400
                                                 -------------

               HARDWARE & TOOLS - 0.09%
     22,200    Black & Decker Corp..............       843,600
     11,550    Snap-on Inc......................       417,244
     22,800    Stanley Works....................       675,450
                                                 -------------
                                                     1,936,294
                                                 -------------

               HEALTHCARE - 0.15%
     72,000    United HealthCare Corp...........     3,096,000
                                                 -------------

               HEAVY DUTY TRUCKS/PARTS - 0.26%
     19,700    Cummins Engine Co., Inc..........       891,425
     27,100    Dana Corp........................       846,875
     31,300    Eaton Corp.......................     2,171,438
     39,010  * Navistar International Corp......       370,595
     16,355    PACCAR Inc.......................     1,114,184
                                                 -------------
                                                     5,394,517
                                                 -------------

               HOME BUILDERS - 0.05%
     16,600    Centex Corp...................... $     597,600
     14,456    Kaufman & Broad Home Corp........       186,121
      7,900    Pulte Corp.......................       242,925
                                                 -------------
                                                     1,026,646
                                                 -------------

               HOSPITAL MANAGEMENT - 0.64%
      8,000  * Beverly Enterprises, Inc.........       104,000
    247,384    Columbia/HCA Healthcare Corp.....    10,019,052
     45,800  * Humana Inc.......................       864,475
     13,000    Manor Care, Inc..................       331,500
     13,100    Shared Medical Systems Corp......       651,725
     54,900  * Tenet Healthcare Corp............     1,228,387
                                                 -------------
                                                    13,199,139
                                                 -------------

               HOSPITAL SUPPLIES - 3.05%
    284,900    Abbott Laboratories..............    15,883,175
      8,400    Bard (C. R.), Inc................       234,150
     23,900    Bausch & Lomb Inc................       866,375
    103,800    Baxter International Inc.........     4,398,525
     46,400    Becton, Dickinson and Co.........     1,948,800
     29,000    Biomet, Inc......................       485,750
     67,677  * Boston Scientific Corp...........     3,942,185
    483,200    Johnson & Johnson................    25,851,200
     30,800    Mallinckrodt, Inc................     1,370,600
     89,700    Medtronic, Inc...................     5,953,837
     35,350  * St. Jude Medical, Inc............     1,458,188
     25,700    United States Surgical Corp......     1,021,575
                                                 -------------
                                                    63,414,360
                                                 -------------

               HOUSEHOLD PRODUCTS - 2.96%
     14,400    Clorox Co........................     1,519,200
     55,400    Colgate-Palmolive Co.............     5,145,275
    153,500    Minnesota Mining &
                 Manufacturing Co...............    12,836,437
     59,000    Newell Co........................     1,843,750
    248,126    Procter & Gamble Co..............    27,045,734
     63,100    Rubbermaid, Inc..................     1,538,063
     24,200    Tupperware Corp..................     1,288,650
     58,900    Unilever N V- ADR................    10,167,612
                                                 -------------
                                                    61,384,721
                                                 -------------

               INFORMATION PROCESSING - 10.68%
     53,500  * Amdahl Corp......................       628,625
     53,700  * Apple Computer, Inc..............     1,315,650
     22,200    Autodesk, Inc....................       610,500
    105,200    Automatic Data Processing, Inc...     4,510,450
     77,600  * Bay Networks, Inc................     2,066,100
     21,152  * Ceridian Corp....................     1,015,296
    236,900  * Cisco Systems, Inc...............    16,109,200
     68,600    Cognizant Corp...................     2,409,575
    100,300  * Compaq Computer Corp.............     7,848,475
    135,087    Computer Associates
                 International, Inc.............     8,797,541
     24,700  * Computer Sciences Corp...........     1,951,300
     34,900  * Dell Computer Corp...............     3,490,000

================================================================================
STOCK INDEX FUND - CONTINUED   November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
               INFORMATION PROCESSING - Continued
     62,800  * Digital Equipment Corp........... $   2,276,500
     91,900  * EMC Corp.........................     2,757,000
    166,754    First Data Corp..................     6,732,693
     40,100    H&R Block Inc....................     1,177,938
    370,300    Hewlett-Packard Co...............    19,996,200
     48,700    Honeywell Inc....................     3,348,125
    298,800    Intel Corp.......................    37,835,550
    191,000    International Business
                 Machines Corp..................    30,201,875
    215,900  * Microsoft Corp...................    33,572,450
    142,500  * Novell, Inc......................     1,567,500
    241,425  * Oracle Corp......................    11,890,181
     52,800    Pitney Bowes Inc.................     3,128,400
     58,100  * Silicon Graphics, Inc............     1,132,950
     71,200  * Sun Microsystems, Inc............     4,085,100
     26,800  * Tandem Computers Inc.............       371,850
     64,500  * 3Com Corp........................     4,861,687
     37,700  * Unisys Corp......................       245,050
    121,900    Xerox Corp.......................     5,957,862
                                                 -------------
                                                   221,891,623
                                                 -------------

               INSURANCE - CASUALTY - 0.35%
     67,600    Chubb Corp.......................     3,633,500
     47,400    SAFECO Corp......................     1,931,550
     24,300    St. Paul Companies, Inc..........     1,442,812
     13,900    USF & G Corp.....................       276,263
                                                 -------------
                                                     7,284,125
                                                 -------------

               INSURANCE - LIFE - 0.52%
     60,092    Aetna Inc........................     4,349,159
     30,375    Jefferson-Pilot Corp.............     1,754,156
     37,300    Lincoln National Corp............     1,995,550
     20,200    Torchmark Corp...................     1,042,825
     21,109    Transamerica Corp................     1,670,250
      2,550    USLIFE Corp......................        77,456
                                                 -------------
                                                    10,889,396
                                                 -------------

               INSURANCE - MISCELLANEOUS - 0.42%
      3,200    Alexander & Alexander
                 Services Inc...................        46,000
     31,300    General Reinsurance Corp.........     5,293,612
     18,100    MGIC Investment Corp.............     1,355,238
     28,800    UNUM Corp........................     2,041,200
                                                 -------------
                                                     8,736,050
                                                 -------------

               INSURANCE - MULTILINE - 2.61%
    164,320    Allstate Corp....................     9,879,740
    170,918    American International Group, Inc.   19,655,570
     33,000    Aon Corp.........................     2,013,000
     29,100    CIGNA Corp.......................     4,081,275
     46,300    ITT Hartford Group, Inc..........     3,131,037
     21,700    Marsh & McLennan
                 Companies, Inc.................     2,465,663
     44,500    Providian Corp................... $   2,369,625
    235,511    Travelers Group, Inc.............    10,627,419
                                                 -------------
                                                    54,223,329
                                                 -------------

               LEISURE TIME - 0.05%
     23,600    Bally Entertainment Corp.........       675,550
     17,900    Brunswick Corp...................       454,213
                                                 -------------
                                                     1,129,763
                                                 -------------

               LODGING - 0.36%
     48,200  * HFS Inc..........................     3,084,800
     76,800    Hilton Hotels Corp...............     2,227,200
     38,100    Marriot International, Inc.......     2,100,263
                                                 -------------
                                                     7,412,263
                                                 -------------

               MACHINE TOOLS - 0.02%
      4,700    Cincinnati Milacron Inc..........        96,938
     22,800    Giddings & Lewis, Inc............       262,200
                                                 -------------
                                                       359,138
                                                 -------------

               MACHINERY - AGRICULTURE - 0.26%
     19,200    Case Corp........................     1,015,200
     98,600    Deere & Co.......................     4,437,000
                                                 -------------
                                                     5,452,200
                                                 -------------

               MACHINERY - CONSTRUCTION &
               CONTRACTS - 0.42%
     72,600    Caterpillar Inc..................     5,780,775
     33,600    Fluor Corp.......................     2,305,800
      2,600    Foster Wheeler Corp..............        95,225
     10,800    Harnischfeger Industries, Inc....       480,600
                                                 -------------
                                                     8,662,400
                                                 -------------

               MACHINERY - INDUSTRIAL/
               SPECIALTY - 0.58%
     14,600    Briggs & Stratton Corp...........       598,600
     42,700    Cooper Industries, Inc...........     1,782,725
     32,400    Dover Corp.......................     1,737,450
     39,600    Illinois Tool Works Inc..........     3,336,300
     33,200    Ingersoll-Rand Co................     1,547,950
     16,000    Johnson Controls, Inc............     1,226,000
     25,633    Pall Corp........................       679,274
     16,350    Parker Hannifin Corp.............       672,394
      6,400    Timken Co........................       292,800
      1,600    TRINOVA Corp.....................        58,800
                                                 -------------
                                                    11,932,293
                                                 -------------

               MERCHANDISE - DRUG - 0.23%
      8,300    Longs Drug Stores Corp...........       415,000
     24,200    Rite Aid Corp....................       958,925
     82,400    Walgreen Co......................     3,440,200
                                                 -------------
                                                     4,814,125
                                                 -------------

================================================================================
STOCK INDEX FUND - CONTINUED   November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
               MERCHANDISE - SPECIALTY - 1.09%
     32,900    American Greetings Corp.
                 Class A........................ $     927,369
     29,500  * Charming Shoppes, Inc............       147,500
     27,100    Circuit City Stores, Inc.........       894,300
    109,800    Gap, Inc.........................     3,527,325
    176,800    Home Depot, Inc..................     9,127,300
        973    Jostens Inc......................        20,798
     70,598    Limited, Inc.....................     1,279,589
     34,000    Nordstrom, Inc...................     1,487,500
     16,800    Tandy Corp.......................       705,600
     18,600    TJX Companies, Inc...............       834,675
    105,925  * Toys "R" Us, Inc.................     3,694,134
                                                 -------------
                                                    22,646,090
                                                 -------------

               MERCHANDISING - DEPARTMENT - 0.57%
     81,000    Dayton Hudson Corp...............     3,128,625
     30,800    Dillard Department Stores, Inc.
                 Class A........................       935,550
     81,200  * Federated Department Stores, Inc.     2,750,650
     89,100    May Department Stores Co.........     4,287,938
     16,000    Mercantile Stores Co., Inc.......       808,000
                                                 -------------
                                                    11,910,763
                                                 -------------

               MERCHANDISING - FOOD - 0.64%
     97,400    Albertsons, Inc..................     3,396,825
     46,600    American Stores Co...............     1,869,825
      6,900    Fleming Companies, Inc...........       109,538
     15,500    Giant Food Inc. Class A..........       519,250
     15,300    Great Atlantic & Pacific Tea Co., Inc.  504,900
     47,800  * Kroger Co........................     2,151,000
     16,700    Supervalu Inc....................       494,737
     71,900    SYSCO Corp.......................     2,471,562
     52,000    Winn-Dixie Stores, Inc...........     1,774,500
                                                 -------------
                                                    13,292,137
                                                 -------------

               MERCHANDISING - MASS - 1.82%
     87,700    J.C. Penney Co., Inc.............     4,659,062
    190,300  * KMart Corp.......................     2,069,512
     82,622  * Price/Costco, Inc................     1,920,962
    145,800    Sears Roebuck and Co.............     7,144,200
    833,600    Wal-Mart Stores, Inc.............    21,152,600
     35,000  * Woolworth Corp...................       831,250
                                                 -------------
                                                    37,777,586
                                                 -------------

               METALS - ALUMINUM - 0.40%
     68,000    Alcan Aluminium Ltd..............     2,397,000
     66,300    Aluminum Co. of America..........     4,201,763
     26,800    Reynolds Metals Co...............     1,608,000
                                                 -------------
                                                     8,206,763
                                                 -------------

               METALS - COPPER - 0.20%
      9,200    ASARCO Inc.......................       257,600
     39,249    Newmont Mining Corp..............     1,879,046
     27,200    Phelps Dodge Corp................     1,995,800
                                                 -------------
                                                     4,132,446
                                                 -------------

               METALS - MISCELLANEOUS - 0.25%
     31,350    Cyprus Amax Minerals Co.......... $     787,669
     57,075    Engelhard Corp...................     1,105,828
     47,000    Freeport-McMoRan
                 Copper & Gold Inc. Class B.....     1,504,000
     52,400    Inco Limited.....................     1,827,450
                                                 -------------
                                                     5,224,947
                                                 -------------

               METALS - STEEL - 0.19%
     22,300  * Armco Inc........................        94,775
     21,900  * Bethlehem Steel Corp.............       197,100
     20,200    Inland Steel Industries, Inc.....       376,225
     31,100    Nucor Corp.......................     1,683,288
     29,620    USX-US Steel Group, Inc..........       903,410
     38,925    Worthington Industries, Inc......       773,634
                                                 -------------
                                                     4,028,432
                                                 -------------

               MISCELLANEOUS - 0.54%
          1  * ACNielson Corp...................            18
     51,125    Allegheny Teldyne Inc............     1,169,484
     85,900    Corning Inc......................     3,478,950
    149,100  * CUC International Inc............     3,857,962
     12,100    Owens Corning....................       511,225
     72,700    Service Corp. International......     2,190,088
                                                 -------------
                                                    11,207,727
                                                 -------------

               MOBILE HOMES - 0.02%
     14,600    Fleetwood Enterprises, Inc.......       447,125
                                                 -------------

               NATURAL GAS - DIVERSIFIED - 0.26%
     26,000    Coastal Corp.....................     1,257,750
     11,200    ENSEARCH Corp....................       261,800
     32,300    NorAm Energy Corp................       492,575
     47,929    PanEnergy Corp...................     2,096,894
     23,700    Sonat Inc........................     1,241,287
                                                 -------------
                                                     5,350,306
                                                 -------------

               OIL - INTEGRATED DOMESTIC - 2.14%
     35,700    Amerada Hess Corp................     2,097,375
    181,700    Amoco Corp.......................    14,104,462
     10,000    Ashland Oil, Inc.................       470,000
     59,600    Atlantic Richfield Co............     8,262,050
     49,200    Burlington Resources Inc.........     2,613,750
     11,100    Kerr-McGee Corp..................       774,225
    117,700    Occidental Petroleum Corp........     2,810,088
     40,800  * Oryx Energy Co...................       836,400
     11,000    Pennzoil Co......................       620,125
     96,300    Phillips Petroleum Co............     4,309,425
     40,202  * Santa Fe Energy Resources, Inc...       582,929
     29,016    Sun Co., Inc.....................       721,773
     95,300    Unocal Corp......................     3,823,912
    109,000    USX-Marathon Group...............     2,507,000
                                                 -------------
                                                    44,533,514
                                                 -------------

               OIL - INTEGRATED
               INTERNATIONAL - 5.65%
    238,300    Chevron Corp.....................    15,876,738
    448,500    Exxon Corp.......................    42,102,937

================================================================================
STOCK INDEX FUND - CONTINUED   November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
               OIL - INTEGRATED
               INTERNATIONAL - Continued
    143,600    Mobil Corp....................... $  17,321,750
    193,900    Royal Dutch Petroleum Co. - ADR..    32,478,250
     97,400    Texaco Inc.......................     9,630,425
                                                 -------------
                                                   117,410,100
                                                 -------------

               OIL - SERVICES - 0.92%
     58,700    Baker Hughes Inc.................     2,157,225
     70,900    Dresser Industries, Inc..........     2,348,562
     49,000    Halliburton Co...................     2,946,125
     24,000    McDermott International, Inc.....       426,000
     18,900  * Rowan Companies, Inc.............       444,150
     90,300    Schlumberger Ltd.................     9,413,775
     18,500  * Western Atlas Inc................     1,308,875
                                                 -------------
                                                    19,044,712
                                                 -------------

               OIL/GAS PRODUCERS - 0.03%
      3,000    Helmerich & Payne, Inc...........       159,750
      8,700    Louisiana Land & Exploration Co..       520,913
                                                 -------------
                                                       680,663
                                                 -------------

               PAPER/FOREST PRODUCTS - 1.63%
     49,600    Alco Standard Corp...............     2,542,000
     24,100    Avery Dennison Corp..............     1,708,087
      8,366    Boise Cascade Corp...............       259,346
     37,900    Champion International Corp......     1,615,488
     36,300    Georgia-Pacific Corp.............     2,640,825
    113,418    International Paper Co...........     4,735,201
     33,100    James River Corp. of Virginia....     1,075,750
    103,666    Kimberly-Clark Corp..............    10,107,435
     41,600    Louisiana Pacific Corp...........       920,400
     16,000    Mead Corp........................       948,000
      4,900    Potlatch Corp....................       214,375
     23,364    Stone Container Corp.............       359,222
     27,250    Union Camp Corp..................     1,328,438
     26,850    Westvaco Corp....................       755,156
     74,300    Weyerhaeuser Co..................     3,417,800
     17,500    Willamette Industries, Inc.......     1,185,625
                                                 -------------
                                                    33,813,148
                                                 -------------

               PHOTOGRAPHY - 0.50%
    122,950    Eastman Kodak Co.................     9,912,844
     10,400    Polaroid Corp....................       440,700
                                                 -------------
                                                    10,353,544
                                                 -------------

               POLLUTION CONTROL - 0.47%
     82,500    Browning-Ferris Industries, Inc..     2,217,187
     71,800    Laidlaw Inc Class B..............       870,575
         50    Safety-Kleen Corp................           788
    183,700    WMX Technologies, Inc............     6,613,200
                                                 -------------
                                                     9,701,750
                                                 -------------

               PUBLISHING - NEWS - 0.54%
     31,600    Dow Jones & Co., Inc.............     1,094,150
     53,900    Gannett Co., Inc.................     4,109,875
     42,400    Knight-Ridder, Inc...............     1,749,000
     22,200    New York Times Co. Class A.......       829,725

               PUBLISHING - NEWS - Continued
     39,732    Times Mirror Co.................. $   2,080,964
     15,600    Tribune Co.......................     1,343,550
                                                 -------------
                                                    11,207,264
                                                 -------------

               PUBLISHING/PRINTING - 0.29%
     21,700    Deluxe Corp......................       669,988
     64,500    Dun & Bradstreet Corp............     1,459,312
     19,217    Harcourt General, Inc............     1,054,533
     24,000    McGraw-Hill, Inc.................     1,092,000
     21,600    Moore Corp. Ltd..................       456,300
     39,200    R. R. Donnelley & Sons Co........     1,303,400
                                                 -------------
                                                     6,035,533
                                                 -------------

               RAILROAD - 1.18%
     57,317    Burlington Northern Inc..........     5,065,390
     31,700    Conrail Inc......................     3,059,050
     73,600    CSX Corp.........................     3,431,600
     48,300    Norfolk Southern Corp............     4,316,812
     45,309    Santa Fe Pacific Gold Corp.......       515,390
     90,000    Union Pacific Corp...............     5,220,000
     98,542    Union Pacific Resources Group Inc.    2,980,896
                                                 -------------
                                                    24,589,138
                                                 -------------

               RESTAURANTS - 0.63%
     55,800    Darden Restaurants, Inc..........       495,225
      7,550    Luby's Cafeterias, Inc...........       165,156
    256,200    McDonald's Corp..................    11,817,225
      7,800  * Shoney's, Inc....................        63,375
     30,000    Wendy's International, Inc.......       637,500
                                                 -------------
                                                    13,178,481
                                                 -------------

               SAVINGS & LOAN - 0.19%
     25,100    Golden West Financial Corp.......     1,684,837
     47,050    Great Western Financial Corp.....     1,452,669
     24,900    H.F. Ahmanson & Co...............       818,588
                                                 -------------
                                                     3,956,094
                                                 -------------

               SECURITIES RELATED - 1.15%
    175,200    American Express Co..............     9,198,000
     62,748    Dean Witter, Discover & Co.......     4,259,020
     63,700    Merrill Lynch & Co., Inc.........     5,103,962
     57,700    Morgan Stanley Group Inc.........     3,476,425
     41,500    Salomon Inc......................     1,903,813
                                                 -------------
                                                    23,941,220
                                                 -------------

               SEMICONDUCTORS - 1.25%
     37,000  * Advanced Micro Devices, Inc......       901,875
     72,500  * Applied Materials, Inc...........     2,718,750
     55,500  * LSI Logic Corp...................     1,678,875
     84,100    Micron Technology, Inc...........     2,796,325
    217,300    Motorola, Inc....................    12,114,475
     46,700  * National Semiconductor Corp......     1,144,150
     72,800    Texas Instruments Inc............     4,641,000
                                                 -------------
                                                    25,995,450
                                                 -------------

================================================================================
STOCK INDEX FUND - CONTINUED   November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                             MARKET
OF SHARES                                           VALUE
--------------------------------------------------------------
               TELECOMMUNICATIONS - 1.60%
    188,800  * Airtouch Communications, Inc..... $   4,767,200
     56,300    ALLTEL Corp......................     1,794,562
     15,490  * Andrew Corp......................       886,803
     55,800  * DSC Communications Corp..........       983,475
      6,600    Harris Corp......................       454,575
    233,490    Lucent Technologies, Inc.........    11,966,362
     85,800    Northern Telecommunications
                 Corp...........................     5,609,175
     29,500    Scientific-Atlanta, Inc..........       453,563
     69,900  * Tellabs, Inc.....................     2,796,000
    152,800  * WorldCom, Inc....................     3,571,700
                                                 -------------
                                                    33,283,415
                                                 -------------

               TEXTILE - PRODUCTS - 0.07%
     11,400    Russell Corp.....................       327,750
     17,600    VF Corp..........................     1,179,200
                                                 -------------
                                                     1,506,950
                                                 -------------

               TOBACCO - 1.74%
     62,800    American Brands, Inc.............     3,006,550
    296,300    Philip Morris Cos Inc............    30,778,162
     73,300    UST Corp.........................     2,400,575
                                                 -------------
                                                    36,185,287
                                                 -------------

               TRUCKERS - 0.04%
     14,200    Caliber System, Inc..............       275,125
      2,300    Consolidated Freightways, Inc....        55,488
     15,900    Ryder System, Inc................       484,950
                                                 -------------
                                                       815,563
                                                 -------------

               UTILITIES - COMMUNICATION - 5.74%
    201,900    Ameritech Corp...................    11,861,625
    588,326    AT & T Corp......................    23,018,255
    161,200    Bell Atlantic Corp...............    10,054,850
    363,900    BellSouth Corp...................    14,646,975
    352,800    GTE Corp.........................    15,787,800
    255,700    MCI Communications Corp..........     7,734,925
    164,200    NYNEX Corp.......................     7,635,300
    156,100    Pacific Telesis Group............     5,775,700
    223,800    SBC Communications, Inc..........    11,749,500
    130,600    Sprint Corp......................     5,436,225
    180,800    US West Communications Group.....     5,604,800
                                                 -------------
                                                   119,305,955
                                                 -------------

               UTILITIES - ELECTRIC - 2.70%
     58,900    American Electric Power, Inc.....     2,436,987
     35,200    Baltimore Gas and Electric Co....       981,200
     60,100    Carolina Power & Light Co........     2,201,163
     70,100    Central & South West Corp........     1,866,413
     41,164    Cinergy Corp.....................     1,384,140
     89,400    Consolidated Edison Co.
                 of New York, Inc...............     2,603,775
     57,650    Dominion Resources, Inc..........     2,205,112
     42,300    DTE Energy Co....................     1,353,600
     61,200    Duke Power Co....................     2,822,850
    170,200    Edison International.............     3,382,725
     86,000    Entergy Corp.....................     2,354,250
     68,900    FPL Group, Inc...................     3,178,012
     32,600    GPU Inc..........................     1,096,175
    101,800    Houston Industries, Inc..........     2,252,325
     37,500  * Niagara Mohawk Power Corp........       332,813
     26,000    Northern States Power Co.........     1,228,500
     35,900    Ohio Edison Co...................       816,725
     44,500    P P & L Resources Inc............     1,023,500
    160,100    Pacific Gas and Electric Co......     3,842,400
     83,900    PacifiCorp.......................     1,761,900
     83,500    Peco Energy Co...................     2,129,250
     90,850    Public Service Enterprise
                 Group, Inc.....................     2,589,225
    253,800    Southern Co......................     5,647,050
     83,900    Texas Utilities Co...............     3,324,537
     81,400    Unicom Corp......................     2,167,275
     28,800    Union Electric Co................     1,148,400
                                                 -------------
                                                    56,130,302
                                                 -------------

               UTILITIES - GAS, PIPELINE - 0.53%
     13,000    Columbia Gas System Inc.........        836,875
     28,800    Consolidated Natural Gas Co.....      1,656,000
     97,200    Enron Corp......................      4,434,750
     23,700    NICOR Inc.......................        868,013
     18,300    ONEOK Inc.......................        494,100
     15,000    Pacific Enterprises.............        451,875
      2,200    Peoples Energy Corp.............         80,025
     40,100    Williams Companies, Inc.........      2,265,650
                                                 -------------
                                                    11,087,288
                                                 -------------

               TOTAL COMMON STOCKS
               (Cost $1,238,904,631)...........  2,052,186,997
                                                 -------------

     PAR
    VALUE
-------------
               CORPORATE SHORT TERM
               COMMERCIAL PAPER - 0.95%

               FINANCE COMPANIES - 0.60%
$ 8,643,000    Ford Credit Europe plc,
                 5.31% due 12/3/96.............      8,636,626
  3,740,000    Ford Motor Credit Co.,
                 5.38% due 12/4/96.............      3,736,646
                                                 -------------
                                                    12,373,272
                                                 -------------

               SECURITIES RELATED - 0.35%
               Merrill Lynch & Co., Inc.:
  5,560,000      5.31% due 12/3/96.............      5,555,899
  1,778,000      5.28% due 12/2/96.............      1,776,957
                                                 -------------
                                                     7,332,856
                                                 -------------

================================================================================
STOCK INDEX FUND - CONTINUED   November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  PAR                                               MARKET
 VALUE                                              VALUE
--------------------------------------------------------------
               TOTAL CORPORATE SHORT
               TERM COMMERCIAL PAPER
               (Cost $19,706,128).............  $   19,706,128
                                                --------------

               UNITED STATES GOVERNMENT -
               SHORT TERM - 0.07%

               U.S. TREASURY BILLS - 0.07%
$ 1,500,000    United States Treasury Bills,
                 5.14% due 12/19/96
                 (Cost $1,495,503)..............     1,495,503
                                                --------------

               TOTAL INVESTMENTS
               (Cost $1,260,106,262) - 99.81%..  2,073,388,628
               Other assets and liabilities,
                 net - 0.19%...................      3,943,200
                                                --------------
               NET ASSETS (equivalent
                 to $23.37 per share on
                 88,882,439 shares
                 outstanding) - 100%..........  $2,077,331,828
                                                --------------
             * Non-income producing

                                                   UNREALIZED
CONTRACTS                                         APPRECIATION
--------------------------------------------------------------
               FUTURES CONTRACTS PURCHASED(1)
               (Delivery month/Value at 11/27/96)
     53 (2)    S&P 500 Index Futures
                 (December/$755.95)...........  $      862,975
                                                --------------

(1) U.S.Treasury Bills with a market value of approximately $1,500,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 500


NET ASSETS REPRESENTED BY:

Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  88,882,439 shares outstanding...............  $      888,824
Additional paid in capital....................   1,241,122,438
Undistributed net realized gain on securities.      20,377,269
Undistributed net investment income...........         797,956
Unrealized appreciation of:
  Investments................. $ 813,282,366
                                                --------------
  Futures ....................       862,975       814,145,341
                               -------------    --------------

NET ASSETS APPLICABLETOSHARES
  OUTSTANDING    ............................   $2,077,331,828
                                                --------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
STOCK INDEX FUND                                            FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the period ended November 27, 1996 INVESTMENT INCOME:
Dividends....................................................................................................   $  19,398,294
Interest.....................................................................................................       1,068,298
                                                                                                                -------------
   Total investment income...................................................................................      20,466,592
                                                                                                                -------------
EXPENSES:
Advisory fees................................................................................................       2,509,428
Custodian and accounting services............................................................................         322,053
Reports to shareholders......................................................................................         117,035
Audit fees and tax services..................................................................................          32,435
Directors' fees and expenses.................................................................................          23,444
Miscellaneous................................................................................................          61,798
                                                                                                                -------------

   Total expenses............................................................................................       3,066,193
                                                                                                                -------------
NET INVESTMENT INCOME........................................................................................   $  17,400,399

REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
   Investments.............................................................................   $     3,994,270
   Futures contracts.......................................................................         3,034,516       7,028,786
                                                                                              ---------------
Net unrealized appreciation of securities during the period:
   Investments ............................................................................       230,354,712
   Futures contracts.......................................................................           444,300     230,799,012
                                                                                              ---------------   -------------

      Net realized and unrealized gain on securities during the period.......................................     237,827,798
                                                                                                                -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................   $ 255,228,197
                                                                                                                -------------


                                                                                                  For the        For the fiscal
                                                                                               period ended       year ended
STATEMENT OF CHANGES IN NET ASSETS                                                           November 27, 1996   May 31, 1996
                                                                                             ----------------------------------
OPERATIONS:
Net investment income.......................................................................  $    17,400,399   $  30,725,263
Net realized gain on securities.............................................................        7,028,786      14,548,606
Net unrealized appreciation of securities during the period.................................      230,799,012     322,971,346
                                                                                              -------------------------------

   Increase in net assets resulting from operations.........................................      255,228,197     368,245,215
                                                                                              -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................      (16,975,102)    (30,481,712)
Net realized gain on securities ............................................................                -     (30,841,988)
                                                                                              -------------------------------

   Decrease in net assets resulting from distributions to shareholders......................      (16,975,102)    (61,323,700)
                                                                                              -------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................      110,403,181     195,841,204
Proceeds from capital stock issued for distributions reinvested.............................       16,975,102      61,323,700
                                                                                              -------------------------------

                                                                                                  127,378,283     257,164,904
Cost of capital stock repurchased...........................................................      (49,085,839)    (71,292,243)
                                                                                              -------------------------------

   Increase in net assets resulting from capital stock transactions.........................       78,292,444     185,872,661
                                                                                              -------------------------------

TOTAL INCREASE IN NET ASSETS................................................................      316,545,539     492,794,176

NET ASSETS:
Beginning of period.........................................................................    1,760,786,289   1,267,992,113
                                                                                              -------------------------------

End of period (including undistributed net investment income of $797,956 and $372,659)......  $ 2,077,331,828  $1,760,786,289
                                                                                              -------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................................................................        5,277,287      10,230,862
Shares issued for distributions reinvested..................................................          802,055       3,223,528
Shares of capital stock repurchased ........................................................       (2,314,208)     (3,788,544)
                                                                                              -------------------------------

   Increase in shares outstanding...........................................................        3,765,134       9,665,846

Shares outstanding:
   Beginning of period......................................................................       85,117,305      75,451,459
                                                                                              -------------------------------
   End of period............................................................................       88,882,439      85,117,305
                                                                                              -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
MIDCAP INDEX FUND              November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               COMMON STOCKS - 99.46%

               ADVERTISING - 0.57%
     62,764    Omnicom Group, Inc............... $   3,232,346
                                                 -------------

               AEROSPACE/DEFENSE - 0.91%
     20,380    Gencorp Inc......................       371,935
     20,971    OEA, Inc.........................       844,083
     18,155  * Rohr Industries, Inc.............       295,019
      5,900  * Sequa Corp. Class A..............       238,950
     50,674    Sundstrand Corp..................     1,969,951
     11,710    Teleflex Inc.....................       579,645
     18,761    Thiokol Corp.....................       858,316
                                                 -------------
                                                     5,157,899
                                                 -------------

               AIRLINES - 0.17%
     12,021  * Alaska Air Group, Inc............       285,499
     30,074    Atlantic Southeast Airlines, Inc.       684,183
                                                 -------------
                                                       969,682
                                                 -------------

               APPAREL & PRODUCTS - 0.97%
     21,200  * Ann Taylor Stores Corp...........       418,700
     41,453    Cintas Corp......................     2,549,359
     45,771    Claire's Stores, Inc.............       680,844
     25,424  * Land's End, Inc..................       699,160
     43,300    Warnaco Group, Inc. Class A......     1,142,038
                                                 -------------
                                                     5,490,101
                                                 -------------

               APPLIANCES/FURNISHINGS - 0.95%
     40,559    Heilig-Meyers Co.................       577,966
     23,814    Herman Miller, Inc...............     1,131,165
     29,101    Lancaster Colony Corp............     1,274,987
     72,076    Leggett & Platt, Inc.............     2,198,318
      6,104    National Presto Industries, Inc..       225,848
                                                 -------------
                                                     5,408,284
                                                 -------------

               AUTO - ORIGINAL EQUIPMENT - 1.16%
     16,925    Arvin Industries, Inc............       404,084
     10,100    Carlisle Cos Inc.................       584,538
     46,542    Danaher Corp.....................     2,094,390
     17,418    Donaldson Co., Inc...............       529,072
     29,270    Federal-Mogul Corp...............       658,575
     47,853    Mark IV Industries, Inc..........     1,052,766
     26,928    Modine Manufacturing Co..........       673,200
     23,200    Superior Industries
                 International, Inc.............       585,800
                                                 -------------
                                                     6,582,425
                                                 -------------

               AUTO - OTHER - 0.49%
     62,970    Harley-Davidson, Inc.............     2,778,551
                                                 -------------

               AUTO - REPLACEMENT PARTS - 0.12%
     16,221    Kaydon Corp......................       665,061
                                                 -------------

               BANKS - OTHER - 1.35%
     58,600    Firstar Corp.....................     3,113,125
     66,972    State Street Boston Corp.........     4,537,353
                                                 -------------
                                                     7,650,478
                                                 -------------

BANKS - REGIONAL - 6.60%
     34,834    Bancorp Hawaii, Inc.............. $   1,510,925
     46,428    Central Fidelity Banks, Inc......     1,259,360
     43,055    City National Corp...............       882,628
     34,986    Crestar Financial Corp...........     2,418,407
     22,018    Dauphin Deposit Corp.............       726,594
     51,343    First of America Bank Corp.......     3,093,416
     64,361    First Security Corp..............     2,091,732
     56,002    First Tennessee National Corp....     2,156,077
     26,575    First Virginia Banks, Inc........     1,295,531
    113,400    Hibernia Corp. Class A...........     1,431,675
     76,548    Marshall & Ilsley Corp...........     2,602,632
     55,334    Mercantile Bancorporation Inc....     2,925,785
     35,756    Mercantile Bankshares Corp.......     1,175,479
     46,953    Northern Trust Corp..............     3,421,700
     55,209    Regions Financial Corp...........     2,960,583
     76,487    SouthTrust Corp..................     2,715,288
     78,003    Summit Bancorporation............     3,480,884
     33,678    Wilmington Trust Corp............     1,355,539
                                                 -------------
                                                    37,504,235
                                                 -------------

               BEVERAGE - SOFT DRINKS - 0.81%
    102,903    Coca-Cola Enterprises Inc........     4,617,772
                                                 -------------

               BROADCASTING - 0.54%
     34,128    A.H. Belo Corp...................     1,322,460
     24,987  * Chris-Craft Industries, Inc......     1,015,097
     25,716    TCA Cable TV, Inc................       752,193
                                                 -------------
                                                     3,089,750
                                                 -------------

               BUILDING MATERIALS - 1.04%
     12,766    CalMat Co........................       234,575
     35,600    Fastenal Co......................     1,535,250
     23,125    HON INDUSTRIES Inc...............       719,766
     72,565    RPM, Inc.........................     1,322,043
     12,000    Southdown, Inc...................       393,000
     27,000    Vulcan Materials Co..............     1,684,125
                                                 -------------
                                                     5,888,759
                                                 -------------

               CHEMICAL - MAJOR - 0.16%
     49,625    Albemarle Corp...................       899,453
                                                 -------------

               CHEMICAL - MISCELLANEOUS - 3.16%
     50,400  * Airgas, Inc......................     1,310,400
     24,780    Betz Laboratories, Inc...........     1,443,435
     69,137    Crompton & Knowles Corp..........     1,279,035
     20,568    Dexter Corp......................       676,173
    109,100    Ethyl Corp.......................       981,900
     22,547    Ferro Corp.......................       656,681
     29,133    Georgia Gulf Corp................       812,082
     14,064    H.B. Fuller Co...................       661,008
     28,193    Lawter International, Inc........       341,840
     26,680    Loctite Corp.....................     1,604,135
     50,119    Lubrizol Corp....................     1,534,894
     67,278    Lyondell Petrochemical Co........     1,530,575
     50,236    M.A. Hanna Co....................     1,061,236
     20,400    Minerals Technologies Inc........       795,600
      4,355    NCH Corp.........................       246,058

================================================================================
MIDCAP INDEX FUND - CONTINUED  November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               CHEMICAL - MISCELLANEOUS - Continued
     41,542    Olin Corp........................ $   1,651,294
     26,525    Rollins, Inc.....................       494,028
     37,273    Schulman A. Inc..................       894,552
                                                 -------------
                                                    17,974,926
                                                 -------------

               COAL - 0.14%
     31,300    Pittston Brink's Group...........       805,975
                                                 -------------

               CONGLOMERATES - 1.62%
     43,498    Alexander & Baldwin, Inc.........     1,163,571
     71,200    Dial Corp........................     1,059,100
     38,800  * Litton Industries, Inc...........     1,838,150
      5,100  * MAXXAM, Inc......................       233,963
     51,200    Ogden Corp.......................       992,000
     34,422    PHH Corp.........................     1,518,871
     35,621    Trinity Industries, Inc..........     1,233,377
     75,300    Viad Corp........................     1,167,150
                                                 -------------
                                                     9,206,182
                                                 -------------

               CONTAINERS - PAPER - 0.74%
     19,814    Chesapeake Utilities Corp........       589,467
     37,322  * Sealed Air Corp..................     1,544,198
     76,036    Sonoco Products Co...............     2,081,485
                                                 -------------
                                                     4,215,150
                                                 -------------

               COSMETICS/TOILETRIES - 0.23%
     30,688    Tambrands Inc....................     1,323,420
                                                 -------------

               DRUGS - 3.10%
     29,904    Bergen Brunswig Corp. Class A....       814,884
     59,752  * Biogen, Inc......................     2,263,107
     42,046    Carter-Wallace Inc...............       667,480
     56,588  * Centocor, Inc....................     1,563,244
    137,580  * Chiron Corp......................     2,700,008
     37,041  * Forest Laboratories, Inc.........     1,439,969
     53,242  * Genzyme Corp.....................     1,177,979
     97,736    IVAX Corp........................     1,075,096
     35,700    McKesson Corp....................     1,999,200
    109,934    Mylan Laboratories Inc...........     1,635,268
     22,500  * R.P. Scherer Corp................     1,023,750
     33,700  * Watson Pharmaceuticals, Inc......     1,280,600
                                                 -------------
                                                    17,640,585
                                                 -------------

               ELECTRICAL EQUIPMENT - 1.93%
     74,486  * American Power Conversion Corp...     1,796,975
     34,331    AMETEK, Inc......................       720,951
     55,270    Hubbell Inc. Class B.............     2,321,340
     84,033    Molex Inc........................     3,319,303
     44,196  * Quantum Corp.....................     1,187,767
     69,346  * Teradyne, Inc....................     1,655,636
                                                 -------------
                                                    11,001,972
                                                 -------------

               ELECTRONIC INSTRUMENTS - 2.51%
     42,476  * Arrow Electronics, Inc...........     2,283,085
     21,266  * Exabyte Corp.....................       305,699
     40,950  * Imation Corp.....................     1,264,331
     63,000  * Integrated Device Technology, Inc.      795,375
     20,821  * MagneTek, Inc.................... $     255,057
     59,779    Sensormatic Electronics Corp.....     1,203,052
     21,673  * Symbol Technologies, Inc.........     1,024,049
    113,560    Thermo Electron Corp.............     4,102,355
     25,916    Varian Associates, Inc...........     1,279,603
     20,973  * VeriFone, Inc....................       707,839
     51,155  * Vishay Intertechnology, Inc......     1,055,072
                                                 -------------
                                                    14,275,517
                                                 -------------

               ENTERTAINMENT - 0.20%
     35,900  * GTECH Holdings Corp..............     1,130,850
                                                 -------------

               FERTILIZERS - 0.47%
     75,246    IMC Global Inc...................     2,680,639
                                                 -------------

               FINANCE COMPANIES - 0.72%
     98,600    SunAmerica, Inc..................     4,104,225
                                                 -------------

               FOODS - 2.57%
     35,882    Dean Foods Co....................     1,004,696
     49,209    Dole Food Co., Inc...............     1,925,302
     15,118    Dreyer's Grand Ice Cream, Inc....       411,965
     56,336    Flowers Industries, Inc..........     1,323,896
     79,000    IBP, Inc.........................     1,965,125
      8,212    International Multifoods Corp....       128,313
     18,171    J.M. Smucker Co. Class A.........       331,621
     23,271    Lance, Inc.......................       424,696
     75,478    McCormick & Co., Inc.............     1,886,950
     20,676    Michaels Foods, Inc..............       230,020
    120,891    Tyson Foods, Inc. Class A........     4,034,737
     26,429    Universal Foods Corp.............       971,266
                                                 -------------
                                                    14,638,587

               FOOTWEAR - 0.50%
     29,700  * Nine West Group, Inc.............     1,410,750
     36,300  * Payless ShoeSource, Inc..........     1,433,850
                                                 -------------
                                                     2,844,600
                                                 -------------

               FREIGHT - 0.34%
     17,573    Airborne Freight Corp............       375,623
     21,460    APL Ltd..........................       512,358
     37,300    J.B. Hunt Transport Services, Inc.      526,862
     30,371    Overseas Shipholding Group Inc...       493,529
                                                 -------------
                                                     1,908,372
                                                 -------------

               HARDWARE & TOOLS - 0.03%
      7,355    Lawson Products, Inc.............       160,891
                                                 -------------

               HEALTHCARE - 2.94%
     40,800  * Apria Healthcare Group, Inc......       729,300
     52,753    Cardinal Health, Inc.............     4,451,035
     33,976  * FHP International Corp...........     1,214,642
     29,186  * Healthcare COMPARE Corp..........     1,247,702
    130,001  * HealthSouth Corp.................     4,842,537
     43,500  * Horizon/CMS Healthcare Corp......       473,062
    103,464  * Laboratory Corp. of
                 America Holdings...............       284,526

================================================================================
MIDCAP INDEX FUND - CONTINUED  November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               HEALTHCARE - Continued
     51,891  * NovaCare, Inc.................... $     441,074
     26,000  * PacifiCare Health System, Inc.
                 Class B........................     2,174,250
     47,585  * Value Health, Inc................       874,374
                                                 -------------
                                                    16,732,502
                                                 -------------

               HEAVY DUTY TRUCKS/PARTS - 0.18%
     36,704    Federal Signal Corp..............     1,004,772
                                                 -------------

               HOME BUILDERS - 0.23%
     79,220    Clayton Homes, Inc...............     1,287,325
                                                 -------------

               HOSPITAL MANAGEMENT - 0.98%
     46,500  * Foundation Health Corp...........     1,319,438
     44,600  * Health Care & Retirement Corp....     1,226,500
     50,500  * Healthsource, Inc................       561,812
     59,900  * Medaphis Corp....................       546,588
     58,700  * Vencor, Inc......................     1,900,412
                                                 -------------
                                                     5,554,750
                                                 -------------

               HOSPITAL SUPPLIES - 1.17%
     18,235  * Acuson Corp......................       398,891
     14,810  * Advanced Technology
                 Laboratories, Inc..............       425,787
     20,833    Beckman Instruments, Inc.........       749,988
     17,568  * Datascope Corp...................       325,008
     22,200    DENTSPLY International Inc.......     1,037,850
      9,309    Diagnostic Products Corp.........       243,198
     53,436  * Nellcor Puritan Bennett Inc......     1,122,156
     80,582    Stryker Corp.....................     2,346,951
                                                 -------------
                                                     6,649,829
                                                 -------------

               HOUSEHOLD PRODUCTS - 0.58%
     61,900  * Bed Bath & Beyond, Inc...........     1,628,744
     12,914    Church & Dwight Co., Inc.........       290,565
     31,646    First Brands Corp................       921,690
     15,764    Stanhome Inc.....................       435,480
                                                 -------------
                                                     3,276,479
                                                 -------------

               INFORMATION PROCESSING - 9.00%
     60,350    Adobe Systems Inc................     2,383,825
     75,300  * America Online, Inc..............     2,626,087
     33,062  * AST Research, Inc................       138,447
     83,704  * BMC Software, Inc................     3,662,050
     26,221  * Borland International, Inc.......       221,240
     64,878  * Cadence Design Systems, Inc......     2,538,352
     39,439    Comdisco, Inc....................     1,286,697
     35,400  * Compuware Corp...................     2,017,800
     41,234    Diebold, Inc.....................     2,437,960
     44,300  * Electronic Arts..................     1,434,213
     38,864  * Fiserv, Inc......................     1,476,832
     30,968  * Information Resources, Inc.......       352,261
    124,400  * Informix Corp....................     2,892,300
     13,014    Measurex Corp....................       323,723
     53,707  * Mentor Graphics Corp.............       516,930
    105,784  * Parametric Technology Corp.......     5,685,890
     61,238    Paychex Inc......................     3,306,852
     17,418  * Policy Management
                 Systems Corp................... $     694,543
     75,308    Reynolds and Reynolds Co.
                 Class A........................     2,099,210
     28,025  * Sequent Computer Systems, Inc....       476,425
     42,200  * Solectron Corp...................     2,458,150
     88,263  * Sterling Commerce, Inc...........     2,780,292
     49,090  * Storage Technology Corp..........     2,380,865
     19,725  * Stratus Computer, Inc............       502,988
     27,173  * Structural Dynamics
                 Research Corp..................       528,175
     45,312  * Symantec Corp....................       657,024
     72,100  * U. S. Robotics Corp..............     5,299,350
                                                 -------------
                                                    51,178,481
                                                 -------------

               INSURANCE - CASUALTY - 1.33%
     54,633    American Financial Group, Inc....     2,041,909
     59,462    Progressive Corp.................     4,154,907
     17,218    Transatlantic Holdings, Inc......     1,379,592
                                                 -------------
                                                     7,576,408
                                                 -------------

               INSURANCE - MISCELLANEOUS - 0.44%
     17,766    Hartford Steam Boiler
                 Inspection & Insurance Co......       808,353
     29,200    PMI Group Inc....................     1,700,900
                                                 -------------
                                                     2,509,253
                                                 -------------

               INSURANCE - MULTILINE - 1.15%
    116,325    AFLAC Inc........................     4,943,813
     37,986    Provident Companies Inc..........     1,600,160
                                                 -------------
                                                     6,543,973
                                                 -------------

               LEISURE TIME - 1.87%
     57,100    Callaway Golf Co.................     1,734,413
     86,425  * Circus Circus Enterprises, Inc...     3,154,512
    104,702    International Game Technology....     2,067,864
    152,990  * Mirage Resorts Inc...............     3,671,760
                                                 -------------
                                                    10,628,549
                                                 -------------

               LODGING - 0.23%
     39,900  * Promus Hotel Corp................     1,291,762
                                                 -------------

               MACHINERY - CONSTRUCTION &
               CONTRACTS - 0.14%
     17,271    Granite Construction Inc.........       360,532
     18,168  * Jacobs Engineering Group Inc.....       440,574
                                                 -------------
                                                       801,106
                                                 -------------

               MACHINERY - INDUSTRIAL/
               SPECIALTY - 1.68%
     27,573    Albany International Corp. Class A      606,606
     25,918    Duriron Co., Inc.................       706,266
     25,225    Goulds Pumps, Inc................       614,859
     29,576    Keystone International, Inc......       584,126
     12,714    Nordson Corp.....................       692,913
     27,633    Stewart & Stevenson Services, Inc.      697,733
     18,300    Tecumseh Products Co. Class A....     1,070,550

================================================================================
MIDCAP INDEX FUND - CONTINUED  November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               MACHINERY - INDUSTRIAL/
               SPECIALTY - Continued
     50,592    Tidewater Inc.................... $   2,213,400
     27,624    Watts Industries, Inc. Class A...       607,728
     33,900    York International Corp..........     1,788,225
                                                 -------------
                                                     9,582,406
                                                 -------------

               MERCHANDISE - DRUG - 0.45%
     66,600  * Perrigo Co.......................       641,025
     53,900  * Revco D.S., Inc..................     1,920,187
                                                 -------------
                                                     2,561,212
                                                 -------------

               MERCHANDISE - SPECIALTY - 3.81%
     36,000  * Best Buy Co., Inc................       454,500
     43,100  * Consolidated Stores Corp.........     1,616,250
      5,557    Cross (A.T.) Co. Class A.........        61,822
     60,346    Dollar General Corp..............     1,742,491
     17,723    Duty Free International, Inc.....       281,353
     41,100    Fingerhut Companies, Inc.........       518,888
     22,171  * Gibson Greetings, Inc............       418,478
      6,657    Hancock Fabrics, Inc.............        62,409
     79,064  * Home Shopping Network, Inc.......       899,353
     29,027  * Intelligent Electronics, Inc.....       224,959
     65,400  * Kohl's Corp......................     2,632,350
     23,821  * Mac Frugal's Bargains
                 Close-outs Inc.................       592,547
     28,600  * Micro Warehouse, Inc.............       700,700
    129,537  * Office Depot, Inc................     2,574,548
     97,700  * OfficeMax, Inc...................     1,416,650
     53,711    Sotheby's Holdings, Inc..........       953,370
    130,050  * Staples, Inc.....................     2,617,256
     28,936    Tiffany & Co.....................     1,056,164
     69,300  * Viking Office Products, Inc......     2,148,300
     27,286  * Waban Inc........................       716,257
                                                 -------------
                                                    21,688,645
                                                 -------------

               MERCHANDISING - FOOD - 0.63%
     31,300    Hannaford Bros. Co...............     1,017,250
     30,100    Ruddick Corp.....................       398,825
     15,268    Savannah Foods & Industries, Inc.       215,661
     36,988  * Vons Companies, Inc..............     1,955,740
                                                 -------------
                                                     3,587,476
                                                 -------------

               MERCHANDISING - MASS - 0.37%
     45,707    Family Dollar Stores, Inc........       862,720
     22,300  * Fred Meyer, Inc..................       766,562
     83,224  * Service Merchandise Co.,Inc......       457,732
                                                 -------------
                                                     2,087,014
                                                 -------------

               METALS - ALUMINUM - 0.21%
     37,467  * Alumax Inc.......................     1,194,261
                                                 -------------

               METALS - MISCELLANEOUS - 0.35%
     13,700    Brush Wellman Inc................       231,188
     23,106    Kennametal Inc...................       826,039
     19,950    Precision Castparts Corp.........       932,662
                                                 -------------
                                                     1,989,889
                                                 -------------

               METALS - STEEL - 0.55%
     12,610    Carpenter Technology Corp........ $     444,503
     14,657    Cleveland-Cliffs Inc.............       652,236
     20,821    Harsco Corp......................     1,457,470
     15,516    Lukens Inc.......................       283,167
     18,323    Oregon Steel Mills, Inc..........       318,362
                                                 -------------
                                                     3,155,738
                                                 -------------

               MISCELLANEOUS - 2.03%
     52,473  * ACNielson Corp...................       931,396
    126,700    Equifax Inc......................     4,117,750
     24,286    FlightSafety International, Inc..     1,202,157
     44,700  * Jones Apparel Group, Inc.........     1,413,637
     30,303    Kelly Services Inc. Class A......       803,030
     68,100    Manpower Inc.....................     2,187,712
     61,750    Olsten Corp......................       864,500
                                                 -------------
                                                    11,520,182
                                                 -------------

               NATURAL GAS - DIVERSIFIED - 0.90%
     34,400    El Paso Natural Gas Co...........     1,720,000
     39,843    Questar Corp.....................     1,568,818
     36,032  * Seagull Energy Corp..............       828,736
     34,191    Valero Energy Corp...............       991,539
                                                 -------------
                                                     5,109,093
                                                 -------------

               OIL - INTEGRATED DOMESTIC - 0.50%
     25,373    Diamond Shamrock, Inc............       827,794
     47,960    MAPCO Inc........................     1,630,640
     22,414    Quaker State Corp................       381,038
                                                 -------------
                                                     2,839,472
                                                 -------------

               OIL - INTEGRATED
               INTERNATIONAL - 0.34%
     37,646    Murphy Oil Corp..................     1,929,357
                                                 -------------

               OIL - SERVICE - PRODUCTS - 0.44%
     67,025  * Parker Drilling Co...............       628,359
     21,386  * Varco International, Inc.........       489,205
     43,482  * Weatherford Enterra, Inc.........     1,358,813
                                                 -------------
                                                     2,476,377
                                                 -------------

               OIL - SERVICES - 2.40%
     30,021  * BJ Services Co...................     1,433,503
     59,000  * ENSCO International, Inc.........     2,610,750
    139,115  * Global Marine Inc................     2,712,742
     68,339  * Nabors Industries, Inc...........     1,341,153
     33,346  * Smith International, Inc.........     1,350,513
     45,200    Transocean Offshore Inc..........     2,728,950
     47,246    Witco Corp.......................     1,452,815
                                                 -------------
                                                    13,630,426
                                                 -------------

               OIL/GAS PRODUCERS - 2.01%
     50,355    Anadarko Petroleum Corp..........     3,386,374
     76,898    Apache Corp......................     2,835,614
     59,580    Cabot Corp.......................     1,549,080
     44,435    Noble Affiliates, Inc............     2,105,108

================================================================================
MIDCAP INDEX FUND - CONTINUED  November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               OIL/GAS PRODUCERS - Continued
     28,300    Parker & Parsley Petroleum Co.... $     930,362
     68,866    Ranger Oil Ltd...................       611,186
                                                 -------------
                                                    11,417,724
                                                 -------------

               PAPER/FOREST PRODUCTS - 1.28%
     32,639    Bowater Inc......................     1,232,122
     35,135    Consolidated Papers, Inc.........     1,747,966
     36,739    Longview Fibre Co................       661,302
     29,200    P H Glatfelter Co................       540,200
     32,376    Pentair Inc......................       938,904
     27,800    Rayonier Inc.....................     1,084,200
     19,670    Standard Register Co.............       558,136
     25,561    Wausau Paper Mills Co............       520,806
                                                 -------------
                                                     7,283,636
                                                 -------------

               PHOTOGRAPHY - 0.02%
      6,453    CPI Corp.........................       110,508
                                                 -------------

               POLLUTION CONTROL - 0.64%
     25,133    Calgon Carbon Corp...............       292,171
    103,400  * USA Waste Services, Inc..........     3,373,425
                                                 -------------
                                                     3,665,596
                                                 -------------

               PUBLISHING - NEWS - 0.80%
     33,600    Lee Enterprises, Inc.............       756,000
     18,868    Media General, Inc. Class A......       591,983
      9,161    Washington Post Co. Class B......     3,205,205
                                                 -------------
                                                     4,553,188
                                                 -------------

               PUBLISHING/PRINTING - 0.83%
     31,586    Banta Corp.......................       765,961
      4,857    Ennis Business Forms, Inc........        50,391
     24,625  * Golden Books Family
                 Entertainment, Inc.............       280,109
     15,116    Houghton Mifflin Co..............       793,590
     13,200  * Scholastic Corp..................       983,400
     53,800  * Topps Co. Inc....................       235,375
     44,728    Wallace Computer Services, Inc...     1,587,844
                                                 -------------
                                                     4,696,670
                                                 -------------

               RAILROAD - 0.76%
     16,312    GATX Corp........................       803,366
     56,977    Illinois Central Corp............     1,930,096
     31,432    Kansas City Southern
                 Industries, Inc................     1,583,387
                                                 -------------
                                                     4,316,849
                                                 -------------

               RESTAURANTS - 1.08%
     38,533    Bob Evans Farms, Inc.............       486,479
     58,955  * Brinker International, Inc.......     1,098,037
     37,432  * Buffets, Inc.....................       350,925
     50,466    Cracker Barrel Old Country
                 Store, Inc.....................     1,211,184
     12,880  * International Dairy Queen, Inc.
                 Class A........................       244,720
     36,800  * Lone Star Steakhouse &
                 Saloon, Inc.................... $   1,085,600
     40,000  * Outback Steakhouse Inc...........     1,160,000
     19,788    Sbarro, Inc......................       519,435
                                                 -------------
                                                     6,156,380
                                                 -------------

               SECURITIES RELATED - 2.99%
     68,976    A.G. Edwards, Inc................     2,164,122
    104,504    Bear Stearns Co. Inc.............     2,873,860
    146,152    Charles Schwab Corp..............     4,421,098
     74,868    Franklin Resources, Inc..........     5,324,986
     81,800    Paine Webber Group Inc...........     2,229,050
                                                 -------------
                                                    17,013,116
                                                 -------------

               SEMICONDUCTORS - 3.55%
     36,520  * Altera Corp......................     2,739,000
     94,529  * Analog Devices, Inc..............     2,989,480
     81,500  * Atmel Corp.......................     2,658,937
     36,188    Avnet, Inc.......................     2,116,998
     50,736  * Cirrus Logic, Inc................     1,014,720
     66,782  * Cypress Semiconductor Corp.......       826,427
     62,454    Linear Technology Corp...........     2,974,372
     50,300  * Maxim Integrated Products, Inc...     2,244,638
     59,581  * Xilinx, Inc......................     2,621,564
                                                 -------------
                                                    20,186,136
                                                 -------------

               TELECOMMUNICATIONS - 2.70%
    108,128  * ADC Telecommunications, Inc......     4,014,252
     46,442    COMSAT Corp......................     1,190,076
    135,946    Frontier Corp....................     3,551,589
    193,200  * Nextel Communications, Inc.
                 Class A........................     2,728,950
     42,340  * Octel Communications Corp........       767,413
    101,101  * 360 Communications Co............     2,401,149
     41,340  * Vanguard Cellular Systems, Inc.
                 Class A........................       702,780
                                                 -------------
                                                    15,356,209
                                                 -------------

               TEXTILE - PRODUCTS - 0.70%
     49,900  * Burlington Industries, Inc.......       536,425
    111,510    Shaw Industries Inc..............     1,324,181
     54,921    Unifi, Inc.......................     1,668,226
     26,384    Wellman, Inc.....................       432,038
                                                 -------------
                                                     3,960,870
                                                 -------------

               TOBACCO - 0.16%
     31,835    Universal Corp...................       931,174
                                                 -------------

               TRUCKERS - 0.05%
     17,614    Arnold Industries, Inc...........       286,228
                                                 -------------

================================================================================
MIDCAP INDEX FUND - CONTINUED  November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               UTILITIES - COMMUNICATION - 1.07%
     23,318    Aliant Communications, Inc....... $     373,088
     52,750    Century Telephone Enterprises, Inc.   1,694,594
     54,064    Southern New England
                 Telecommunications Corp........     2,162,560
     49,291    Telephone and Data Systems, Inc..     1,842,251
                                                 -------------
                                                     6,072,493
                                                 -------------

               UTILITIES - ELECTRIC - 10.18%
     60,836  * AES Corp.........................     2,950,546
    101,114    Allegheny Power System, Inc......     3,071,338
     44,235    Atlantic Energy, Inc.............       790,701
      3,853    Black Hills Corp.................       100,178
     42,700  * Calenergy, Inc...................     1,281,000
     16,159    Central Louisiana Electric Co., Inc.    460,532
     30,416    Central Maine Power Co...........       364,992
     78,664    CMS Energy Corp..................     2,576,246
     54,537    Delmarva Power & Light Co........     1,111,191
     86,462    Florida Progress Corp............     2,810,015
     18,566    Hawaiian Electric Industries, Inc.      675,338
     26,223    Idaho Power Co...................       812,913
     63,100    Illinova Corp....................     1,680,037
     13,859    Indiana Energy, Inc..............       337,813
     51,264    IPALCO Enterprises, Inc..........     1,403,352
     62,819    Kansas City Power & Light Co.....     1,790,341
     62,542    LG&E Energy Corp.................     1,532,279
     75,334    MidAmerican Energy Co............     1,130,010
     18,018    Minnesota Power & Light Co.......       506,756
     57,557    Montana Power Co.................     1,237,476
     28,333    Nevada Power Co..................       584,368
     54,117    New England Electric System......     1,860,272
     59,621    New York State Electric & Gas Corp.   1,296,757
     56,872    NIPSCO Industries, Inc...........     2,203,790
    118,133    Northeast Utilities..............     1,402,829
     40,146    Oklahoma Gas and Electric Co.....     1,656,023
     72,923    Pinnacle West Capital Corp.......     2,287,959
     42,691    Portland General Corp............     1,846,386
    105,864    Potomac Electric Power Co........     2,739,231
     57,112    Public Service Co. of Colorado...     2,234,507
     41,437    Public Service Co. of New Mexico.       797,662
     60,162    Puget Sound Power & Light Co.....     1,376,206
     87,988    SCANA Corp.......................     2,364,677
     40,048    Southwestern Public Service Co...     1,416,698
    104,520    TECO Energy, Inc.................     2,560,740
     33,788    UtiliCorp United Inc.............       912,276
     29,424    Washington Gas Light Co..........       720,888
     92,452    Wisconsin Energy Corp............     2,473,091
     18,416    WPL Holdings, Inc................       522,554
                                                 -------------
                                                    57,879,968
                                                 -------------

               UTILITIES - GAS, DISTRIBUTION - 1.44%
     46,436    AGL Resources, Inc............... $     986,765
     38,505    Brooklyn Union Gas Co............     1,217,721
     60,168    MCN Corp.........................     1,759,914
     31,578    National Fuel Gas Co.............     1,349,959
     37,282    Tosco Corp.......................     2,852,073
                                                 -------------
                                                     8,166,432
                                                 -------------

               WATER SERVICES - 0.20%
     58,800    American Water Works Co., Inc....     1,168,650
                                                 -------------

               TOTAL COMMON STOCKS
               (Cost $430,896,903)..............   565,455,251
                                                 -------------

     PAR
    VALUE
-------------
               CORPORATE SHORT TERM
               COMMERCIAL PAPER - 0.46%

               MACHINERY - INDUSTRIAL/
               SPECIALTY - 0.32%
$ 1,811,000    Cooper Industries, Inc.,
                 5.40% due 12/2/96..............     1,809,913
                                                 -------------

               SECURITIES RELATED - 0.14%
    820,000    Merrill Lynch & Co., Inc.,
                 5.32% due 12/2/96..............       819,515
                                                 -------------

               TOTAL CORPORATE SHORT TERM
               COMMERCIAL PAPER
               (Cost $2,629,428)................     2,629,428
                                                 -------------

               UNITED STATES GOVERNMENT -
               SHORT TERM - 0.05%

               U.S. TREASURY BILLS - 0.05%
    300,000    United States Treasury Bills,
                 5.14% due 12/19/96
                 (Cost $299,101)................       299,101
                                                 -------------

               TOTAL INVESTMENTS
               (Cost $433,825,432) - 99.97%.....   568,383,780
               Other assets and liabilities,
                 net - 0.03%....................       154,267
                                                 -------------
               NET ASSETS (equivalent
                 to $20.33 per share on
                 27,959,689 shares
                 outstanding) - 100%............ $ 568,538,047
                                                 -------------

             * Non-income producing

================================================================================
MIDCAP INDEX FUND - CONTINUED  November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

                                                   UNREALIZED
  CONTRACTS                                       APPRECIATION
--------------------------------------------------------------
               FUTURES CONTRACTS PURCHASED(1)
               (Delivery month/Value at 11/27/96)
     23 (2)    S&P MidCap 400 Index Futures
                 (December/$256.75)............. $     127,843
                                                 -------------

(1) U.S.Treasury Bills with a market value of approximately $300,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 500


NET ASSETS REPRESENTED BY:

Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  27,959,689 shares outstanding................. $     279,597
Additional paid in capital......................   384,707,293
Undistributed net realized gain on securities...    48,641,952
Undistributed net investment income.............       223,014
Unrealized appreciation of:
  Investments.................... $ 134,558,348
  Futures........................       127,843    134,686,191
                                  -------------  -------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING .................................. $ 568,538,047
                                                 -------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
MIDCAP INDEX FUND                                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the period ended November 27, 1996 INVESTMENT INCOME:
Dividends....................................................................................................   $   4,284,421
Interest.....................................................................................................         286,558
                                                                                                                -------------
   Total investment income...................................................................................       4,570,979
                                                                                                                -------------
EXPENSES:

Advisory fees................................................................................................         925,872
Custodian and accounting services............................................................................          96,292
Reports to shareholders......................................................................................          34,857
Audit fees and tax services..................................................................................           9,429
Directors' fees and expenses.................................................................................           7,063
Miscellaneous................................................................................................          19,520
                                                                                                                -------------
   Total expenses............................................................................................       1,093,033
                                                                                                                -------------
NET INVESTMENT INCOME........................................................................................   $   3,477,946
                                                                                                                -------------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
   Investments..............................................................................    $  14,973,782
   Futures contracts........................................................................          537,253      15,511,035
                                                                                                -------------
Net unrealized appreciation during the period:
   Investments..............................................................................       19,492,862
   Futures contracts........................................................................           72,168      19,565,030
                                                                                                -------------   -------------

      Net realized and unrealized gain on securities during the period.......................................      35,076,065
                                                                                                                -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................   $  38,554,011
                                                                                                                -------------


                                                                                                  For the        For the fiscal
                                                                                               period ended       year ended
STATEMENT OF CHANGES IN NET ASSETS                                                           November 27, 1996   May 31, 1996
                                                                                             ----------------------------------
OPERATIONS:
Net investment income.......................................................................    $   3,477,946   $   6,480,259
Net realized gain on securities.............................................................       15,511,035      33,442,786
Net unrealized appreciation of securities during the period.................................       19,565,030      76,393,023
                                                                                                -----------------------------
   Increase in net assets resulting from operations.........................................       38,554,011     116,316,068
                                                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................       (3,309,235)     (6,584,543)
Net realized gain on securities.............................................................                -     (17,378,059)
                                                                                                -----------------------------
   Decrease in net assets resulting from distributions to shareholders......................       (3,309,235)    (23,962,602)
                                                                                                -----------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................       20,027,299      43,226,671
Proceeds from capital stock issued for distributions reinvested.............................        3,309,235      23,962,602
                                                                                                -----------------------------
                                                                                                   23,336,534      67,189,273
Cost of capital stock repurchased...........................................................      (30,730,822)    (26,411,830)
                                                                                                -----------------------------
   Increase (decrease) in net assets resulting from capital stock transactions..............       (7,394,288)     40,777,443
                                                                                                -----------------------------
TOTAL INCREASE IN NET ASSETS................................................................       27,850,488     133,130,909

NET ASSETS:
Beginning of period.........................................................................      540,687,559     407,556,650
                                                                                                -----------------------------
End of period (including undistributed net investment income of $223,014 and $54,303) ......    $ 568,538,047   $ 540,687,559
                                                                                                -----------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................................................................        1,083,504       2,455,783
Shares issued for distributions reinvested..................................................          175,211       1,381,367
Shares of capital stock repurchased ........................................................       (1,620,753)     (1,503,393)
                                                                                                -----------------------------
   Increase (decrease) in shares outstanding................................................         (362,038)      2,333,757

Shares outstanding:
   Beginning of period......................................................................       28,321,727      25,987,970
                                                                                                -----------------------------
   End of period............................................................................       27,959,689      28,321,727
                                                                                                -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SMALL CAP INDEX FUND            November 27, 1996        STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               COMMON STOCKS - 98.79%

               ADVERTISING - 0.71%
     13,800  * Acxiom Corp...................... $     317,400
      5,025    ADVO, Inc........................        63,441
      2,700  * American Business
                 Information, Inc...............        45,900
      5,600  * Catalina Marketing Corp..........       284,200
        400    Grey Advertising, Inc............        92,000
      1,300  * HA- LO Industries, Inc...........        48,100
      2,550    Harte-Hanks Communications.......        64,706
      4,700  * National Media Corp..............        37,600
      1,100  * Robert Mondavi Corp. Class A.....        40,150
      6,100    True North Communications Inc....       138,012
      8,100  * Westwood One, Inc................       134,663
                                                 -------------
                                                     1,266,172
                                                 -------------

               AEROSPACE/DEFENSE - 1.26%
      3,400  * Alliant Techsystems Inc..........       181,900
      6,700    Aviall, Inc......................        65,325
      4,600  * BE Aerospace, Inc................       105,225
     10,800  * Coltec Industries, Inc...........       198,450
        600    Cubic Corp.......................        12,525
      5,200  * Fairchild Corp. Class A..........        85,150
      6,900    Gencorp Inc......................       125,925
     14,500  * Geotek Communications, Inc.......        94,250
      3,200  * GRC International, Inc...........        46,800
      4,400    Logicon, Inc.....................       181,500
      5,200    OEA, Inc.........................       209,300
      6,200  * Orbital Sciences Corp............       118,575
      8,400  * Power Control Technologies, Inc..        66,150
      5,700  * Rohr Industries, Inc.............        92,625
      2,800  * Sequa Corp. Class A..............       113,400
      2,000  * Tech-Sym Corp....................        57,000
      3,700    Teleflex Inc.....................       183,150
      4,800    Thiokol Corp.....................       219,600
      6,600  * Trimble Navigation Ltd...........        87,450
        700  * Whittaker Corp...................         9,800
                                                 -------------
                                                     2,254,100
                                                 -------------

               AIRLINES - 0.71%
      3,800  * Alaska Air Group, Inc............        90,250
     12,300  * America West Airlines, Inc. Class B     178,350
      4,800    Atlantic Southeast Airlines, Inc.       109,200
     13,000  * Continental Airlines, Inc. Class B      362,375
      4,050    Expeditors International of
                 Washington, Inc................       182,250
      3,500    Harper Group, Inc................        81,375
      6,700  * Mesa Airlines, Inc...............        66,162
      4,200    Pittston Burlington Group........        83,475
      1,800    SkyWest, Inc.....................        25,200
      7,900  * ValuJet, Inc.....................        71,100
      2,700  * Western Pacific Airlines, Inc....        22,950
                                                 -------------
                                                     1,272,687
                                                 -------------

               APPAREL & PRODUCTS - 1.41%
      2,100  * American Eagle Outfitters........        49,875
      3,400    Angelica Corp....................        65,025
      5,100  * Ann Taylor Stores Corp...........       100,725
      5,600    Authentic Fitness Corp........... $      60,900
      2,200    Blair Corp.......................        45,375
      1,200  * Buckle, Inc......................        34,350
      5,950    Cato Corp........................        29,750
     11,925    Claire's Stores, Inc.............       177,384
      8,700    CML Group, Inc...................        33,713
      2,100  * Donnkenny, Inc...................         8,400
      6,900  * Dress Barn, Inc..................        99,188
      1,200    Fab Industries, Inc..............        32,250
      2,900  * Gadzooks, Inc....................        79,025
      7,500  * Gymboree Corp....................       204,375
      2,700  * Hartmarx Corp....................        13,500
      5,550    Kellwood Co......................        99,900
      5,700  * Land's End, Inc..................       156,750
      3,700  * Men's Wearhouse, Inc.............        85,100
     10,800  * Nautica Enterprises, Inc.........       341,550
      5,000    OshKosh B'Gosh, Inc. Class A.....        77,500
      5,700    Phillips-Van Heusen Corp.........        74,100
      6,500    Ross Stores, Inc.................       329,062
      3,600    St. John Knits, Inc..............       153,900
      6,600    UniFirst Corp....................       136,950
      2,000  * Urban Outfitters, Inc............        29,500
                                                 -------------
                                                     2,518,147
                                                 -------------

               APPLIANCES/FURNISHINGS - 1.25%
      4,100    Aaron Rents, Inc. Class A........        60,987
      3,750    Bassett Furniture Industries, Inc.       85,312
      4,100  * CORT Business Services Corp......        91,225
      3,800    Ethan Allen Interiors Inc........       125,875
      4,300  * Falcon Building Products, Inc.
                 Class A........................        52,138
     18,600  * Furniture Brands International, Inc.    227,850
     11,097  * Griffon Corp.....................       117,906
     11,000    Hechinger Co. Class A............        29,563
     11,200    Heilig-Meyers Co.................       159,600
      2,900  * Helen of Troy Ltd................        61,625
      6,300    Herman Miller, Inc...............       299,250
      4,100    Hunt Manufacturing Co............        70,725
      6,400    Kimball International, Inc. Class B     262,400
      2,200    La-Z-Boy Chair Co................        66,000
      7,385  * Metromedia International Group...        86,774
      1,500    National Presto Industries, Inc..        55,500
      3,600    Oneida Ltd.......................        61,200
      3,600  * Renters Choice, Inc..............        69,750
      4,400    Rival Co.........................        99,000
      4,900    Windmere Corp....................        67,987
      6,623  * Zenith Electronics Corp..........        86,099
                                                 -------------
                                                     2,236,766
                                                 -------------

               AUTO - CARS - 0.02%
      1,400  * Oxford Resources Corp. Class A...        35,875
                                                 -------------

               AUTO - ORIGINAL EQUIPMENT - 0.72%
      7,100  * Allen Group Inc..................       156,200
      5,900    Arvin Industries, Inc............       140,862
      2,900    BREED Technologies, Inc..........        77,938
      4,600    Carlisle Cos Inc.................       266,225
      6,600    Donaldson Co., Inc...............       200,475

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               AUTO - ORIGINAL EQUIPMENT - Continued
      7,900    Federal-Mogul Corp............... $     177,750
      1,700  * Miller Industries, Inc...........        48,450
      4,400    Modine Manufacturing Co..........       110,000
      4,000    Superior Industries
                 International, Inc.............       101,000
                                                 -------------
                                                     1,278,900
                                                 -------------

               AUTO - REPLACEMENT PARTS - 0.88%
      3,300    A.O. Smith Corp..................        94,875
      4,900  * APS Holding Corp. Class A........        94,938
     15,700  * Collins & Aikman Corp............        96,163
      1,075    Dart Group Corp. Class A.........       101,587
      3,900  * Discount Auto Parts, Inc.........        99,937
      2,700    Furon Co.........................        55,350
      5,400    Handy & Harman...................        91,800
      5,500    Kaydon Corp......................       225,500
      1,343    Myers Industries, Inc............        20,145
      5,350    Simpson Industries, Inc..........        55,506
      4,000    SPX Corp.........................       129,500
      4,400    Standard Motor Products, Inc.
                 Class A........................        60,500
      5,050    Standard Products Co. Class A....       116,781
      6,900    Stant Corp.......................        81,938
      9,600  * TBC Corp.........................        68,400
      3,300    Walbro Corp......................        66,000
      3,675    Wynn's International, Inc........       107,494
                                                 -------------
                                                     1,566,414
                                                 -------------

               BANKS - NEW YORK CITY - 0.07%
      3,700    New York Bancorp Inc.............       126,263
                                                 -------------

               BANKS - OTHER - 0.17%
          1    Bank of Boston Corp..............            69
      3,678    First Union Corp.................       283,180
        400    Irwin Financial Corp.............        19,600
                                                 -------------
                                                       302,849
                                                 -------------

               BANKS - REGIONAL - 6.34%
      3,100    AMCORE Financial, Inc............        70,525
      2,425    Anchor BanCorp Wisconsin Inc.....        84,875
      3,918    Associated Banc-Corp.............       169,453
      6,200    BancorpSouth, Inc................       162,750
        985    Bank of Granite Corp.............        31,520
        900    Banknorth Group, Inc.............        34,425
      2,472  * BOK Financial Corp...............        65,817
      4,412    CCB Financial Corp...............       292,295
      6,600    Centura Banks, Inc...............       297,825
      2,300    Chemical Financial Corp..........        83,663
      4,400    Citizens Bancorp.................       251,900
      4,700    Citizens Banking Corp............       142,175
     12,600    City National Corp...............       258,300
      5,152    CNB Bancshares, Inc..............       184,184
      3,100    Cole Taylor Financial Group, Inc.        88,350
      5,349    Collective Bancorp, Inc..........       191,227
      3,300    Colonial BancGroup, Inc..........       131,588
      2,812    Commerce Bancorp, Inc............        80,845
      5,100    Commercial Federal Corp..........       247,350
      4,900    Community First Bankshares, Inc.. $     134,138
      3,250    Corus Bankshares, Inc............       104,000
      7,940    Cullen/Frost Bankers, Inc........       269,960
      6,100    Dauphin Deposit Corp.............       201,300
      6,500    Deposit Guaranty Corp............       367,250
      2,142    F & M National Corp..............        42,037
      3,124    First American Financial Corp....       114,417
      3,250    First Citizens BancShares, Inc...       260,812
        425    First Commerce Bancshares, Inc...        10,625
      7,797    First Commercial Corp............       280,692
      7,400    First Commonwealth Financial Corp.
                 Pennsylvania...................       135,975
      3,520    First Financial Bancorp..........       107,360
        220    First Financial Corp.of Indiana..         7,700
      9,900    First Financial Corp.of Wisconsin       294,525
      4,000    First Hawaiian, Inc..............       127,000
      7,778    First Michigan Bank Corp.........       219,728
      3,100    First Midwest Bancorp, Inc.......       111,988
      3,972    First Western Bancorp, Inc.......       105,258
        737    Firstbank of Illinois Co.........        24,966
      1,000    FirstBank Puerto Rico............        25,125
      7,500    FirstMerit Corp..................       264,375
      4,987    Fort Wayne National Corp.........       188,259
      8,525    Fulton Financial Corp............       176,894
      5,000    Great Financial Corp.............       147,500
        330    Harleysville National Corp.......         8,456
      3,500    Heritage Financial Services, Inc.        73,500
      5,175    HUBCO, Inc.......................       127,111
      6,930  * Imperial Bancorp.................       155,925
      3,230    Jefferson Bankshares, Inc........        95,285
      3,100    Liberty Bancorp, Inc.............       127,100
      7,900    Magna Group, Inc.................       236,012
      3,300    Mark Twain Bancshares, Inc.......       163,350
      5,199    Mid-Am, Inc......................        92,282
      1,025    National Bancorp of Alaska, Inc..        71,238
        630    National City Bancshares, Inc....        18,821
      6,287    National Commerce Bancorporation.       231,047
      3,516    National Penn Bancshares, Inc....        91,416
      6,100    North Fork Bancorporation, Inc...       207,400
      1,612    North Side Savings Bank..........        83,824
      4,700    Old National Bancorp Indiana.....       172,725
      4,860    ONBANCorp, Inc...................       180,427
      6,467    One Valley Bancorp of
                 West Virginia, Inc.............       237,662
        220    Peoples First Corp...............         5,005
        600    Pikeville National Corp..........        13,200
      4,512    Provident Bancorp Inc............       232,368
      5,200    Riggs National Corp..............        89,700
      9,018    Roosevelt Financial Group, Inc...       173,596
      1,100    S&T Bancorp, Inc.................        33,275
      4,800    St. Paul Bancorp, Inc............       135,000
      1,400    Sumitomo Bank of California......        37,100
      4,075    Susquehanna Bancshares, Inc......       142,625
      2,800    Trans Financial, Inc.............        59,850
      4,900    Trust Co. of New Jersey..........        72,888
      5,211    TrustCo Bank Corp. N Y...........       113,014
      8,350    Trustmark Corp...................       219,187

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               BANKS - REGIONAL - Continued
      3,899    UMB Financial Corp............... $     153,523
      3,000    United Bankshares Inc.
                 West Virginia..................        94,500
      7,487    United Carolina Bancshares Corp..       298,544
      7,300    UST Corp.........................       132,313
      3,100    Westamerica Bankcorporation......       179,025
        694    Westcorp.........................        16,222
      4,000    Whitney Holding Corp.............       142,000
                                                 -------------
                                                    11,307,467
                                                 -------------

               BEVERAGE - BREWERS/
               DISTRIBUTORS - 0.19%
      9,900    Adolph Coors Class B.............       191,813
      3,200  * Boston Beer Co., Inc. Class A....        36,800
      3,600  * Canandaigua Wine, Inc. Class B...       102,600
                                                 -------------
                                                       331,213
                                                 -------------

               BEVERAGE - SOFT DRINKS - 0.08%
      2,200    Coca-Cola Bottling Co............       102,300
      7,100    Pepsi-Cola Puerto Rico Bottling Co.
                 Class B........................        32,838
                                                 -------------
                                                       135,138
                                                 -------------

               BROADCASTING - 1.35%
      3,200    Ackerley Inc.....................        41,200
      3,300  * Adelphia Communications Corp.
                 Class A........................        21,863
      5,300  * American Mobile Satellite Corp...        63,600
      3,200  * American Radio Systems, Corp.
                 Class A........................        89,600
      4,900  * American Telecasting, Inc........        36,444
      5,700  * ANTEC Corp.......................        55,575
      2,000  * Argyle Television, Inc...........        51,000
      5,900  * CAI Wireless Systems, Inc........        16,963
      4,000  * Cellularvision USA, Inc..........        26,500
      4,800  * Century Communications Corp.
                 Class A........................        32,925
      3,900  * Chancellor Corp. Class A.........       114,075
      4,500  * Cyrix Corp.......................        84,937
      8,900  * Data Broadcasting Corp...........        68,975
      2,000  * Emmis Broadcasting Corp. Class A.        67,500
      5,550  * Evergreen Media Corp.............       140,137
      1,300  * EZ Communications, Inc...........        47,450
      2,200  * Heartland Wireless
                 Communications, Inc............        26,125
      1,300  * Heftel Broadcasting Corp.........        45,500
      7,200  * Heritage Media Corp. Class A.....       100,800
      8,250  * International Family Entertainment
                 Inc. Class B...................       123,750
      1,700  * Jacor Communications, Inc........        41,225
      3,500  * Jones Intercable Inc.............        36,750
      2,400  * Lin Television Corp..............        96,300
      2,800  * Paxson Communications Corp.......        19,075
      4,200  * People's Choice TV Corp..........        28,350
      4,600  * Renaissance Communication Corp...       162,725
      3,500  * SAGA Communications, Inc.
                 Class A........................        67,375
      2,500  * SFX Broadcasting, Inc............        79,375
      2,000  * Silver King Communications, Inc.. $      49,500
      4,300    TCA Cable TV, Inc................       125,775
      8,700  * United International Holdings, Inc.
                 Class A........................       117,450
      1,700    United Television, Inc...........       157,250
      4,400  * United Video Satellite Group, Inc.
                 Class A........................        62,700
      3,600  * Young Broadcasting Inc. Class A..       108,450
                                                 -------------
                                                     2,407,219
                                                 -------------

               BUILDING MATERIALS - 1.04%
      3,100  * ABT Building Products Corp.......        72,075
      1,500    Ameron, Inc......................        71,813
      3,600    Apogee Enterprises, Inc..........       158,400
      2,450    Butler Manufacturing Co..........        78,706
      5,000    CalMat Co........................        91,875
      3,200    Centex Construction Productions
                 Inc............................        49,200
      4,300    Elcor Corp.......................        89,762
     15,200    Fedders USA Inc..................        87,400
      1,500  * Fibreboard Corp..................        51,750
      1,700    Florida Rock Industries, Inc.....        51,850
      5,300    HON INDUSTRIES Inc...............       164,962
      5,000    Interface, Inc. Class A..........        99,375
      3,200    Lone Star Industries, Inc........       118,800
      3,700    LSI Industries, Inc..............        43,244
      4,200    Medusa Corp......................       146,475
        700  * NCI Building Systems, Inc........        20,125
     13,800  * Payless Cashways Inc.............        25,875
      1,000    Puerto Rican Cement Co. Inc......        28,375
      3,600    Southdown, Inc...................       117,900
      3,000    Texas Industries, Inc............       167,625
      5,900  * Triangle Pacific Corp............       128,325
                                                 -------------
                                                     1,863,912
                                                 -------------

               CHEMICAL - MAJOR - 0.35%
      3,600    Borg-Warner Automotive, Inc......       143,100
      4,000    Chemed Corp......................       150,500
      8,309  * Hexcel Corp......................       148,523
      3,900  * Synetic, Inc.....................       183,788
                                                 -------------
                                                       625,911
                                                 -------------

               CHEMICAL - MISCELLANEOUS - 1.90%
      3,600  * Buckeye Cellulose Corp...........        96,750
      1,850    Cambrex Corp.....................        58,738
     18,167    Crompton & Knowles Corp..........       336,089
      8,100    Dexter Corp......................       266,287
      5,300    Ferro Corp.......................       154,362
      5,400    Fisher Scientific International Inc.    247,050
      3,700  * Foamex International Inc.........        61,513
      5,600    Geon Co..........................       106,400
      4,200    H.B. Fuller Co...................       197,400
      2,600  * Landec Corp......................        22,750
     10,400    Lawter International, Inc........       126,100
      3,400    LeaRonal, Inc....................        79,475
      2,700    MacDermid, Inc...................        97,200
      3,700  * McWhorter Technologies, Inc......        74,000
      4,900    Minerals Technologies Inc........       191,100

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               CHEMICAL - MISCELLANEOUS - Continued
      4,800  * Mycogen Corp..................... $      80,400
      1,200    NCH Corp.........................        67,800
      8,700    NL Industries, Inc...............        80,475
      2,600    O'Sullivan Corp..................        28,925
      4,000    Om Group Inc.....................       166,000
        925    Petrolite Corp...................        40,700
      3,200    Rollins, Inc.....................        59,600
      8,300    Schulman A. Inc..................       199,200
      2,000    Stepan Co........................        37,000
      3,100    Valspar Corp.....................       178,637
      4,450  * VWR Scientific Products Corp.....        72,313
      6,150    W.H. Brady Co. Class A...........       135,300
      2,500    WD-40 Co.........................       128,125
                                                 -------------
                                                     3,389,689
                                                 -------------

               COAL - 0.28%
      1,900  * Addington Resources, Inc.........        56,288
      3,200    Ashland Inc......................        82,800
      5,300    Eastern Enterprises..............       196,762
      2,800    NACCO Industries, Inc. Class A...       133,700
      2,100    Zeigler Coal Holding Co..........        37,800
                                                 -------------
                                                       507,350
                                                 -------------

               CONGLOMERATES - 0.51%
      1,500  * MAXXAM, Inc......................        68,813
     12,900    Ogden Corp.......................       249,937
      2,600  * PEC Israel Economic Corp.........        42,250
      9,100    PHH Corp.........................       401,537
     11,700  * Walter Industries, Inc...........       150,638
                                                 -------------
                                                       913,175
                                                 -------------

               CONSUMER FINANCE - 0.48%
      9,500  * AmeriCredit Corp.................       186,437
        200    Chittenden Corp..................         5,050
      3,100    Eaton Vance Corp.................       134,850
      1,120  * Fleet Financial Group, Inc.......        23,240
      1,500    Fund American Enterprises, Inc...       137,625
      6,430  * National Auto Credit, Inc........        65,908
      7,700  * Olympic Financial Ltd............       105,875
      5,100    SEI Corp.........................       114,113
        600    WesBanco, Inc....................        17,850
      9,000  * World Acceptance Corp............        58,500
                                                 -------------
                                                       849,448
                                                 -------------

               CONTAINERS - METAL/GLASS - 0.44%
      3,600  * Alltrista Corp...................        88,200
      4,700    AptarGroup, Inc..................       165,675
      7,900    Ball Corp........................       192,562
      2,800    CLARCOR Inc......................        62,300
        600  * CSS Industries, Inc..............        14,475
      4,800    Greif Brothers Corp. Class A.....       139,200
      1,125    Liqui-Box Corp...................        36,281
      4,900  * U. S. Can Corp...................        82,688
                                                 -------------
                                                       781,381
                                                 -------------

               CONTAINERS - PAPER - 0.31%
      5,800    Chesapeake Utilities Corp........       172,550
     12,600  * Gaylord Container Corp. Class A.. $      80,325
     10,890    Rock-Tenn Co. Class A............       225,287
      3,600  * Shorewood Packaging Corp.........        67,950
                                                 -------------
                                                       546,112
                                                 -------------

               COSMETICS/TOILETRIES - 0.10%
      4,050  * INBRAND Corp.....................        95,175
      9,100  * Playtex Products, Inc............        75,075
                                                 -------------
                                                       170,250
                                                 -------------

               DRUGS - 3.11%
      3,500    A.L. Pharma Inc. Class A.........        44,188
      3,800  * Agouron Pharmaceuticals, Inc.....       210,900
      8,700  * Alliance Pharmaceutical Corp.....       109,837
      2,100  * Alteon, Inc......................        13,913
      5,300  * AmeriSource Health Corp. Class A.       208,687
      6,300  * Amylin Pharmaceuticals, Inc......        76,387
      2,500  * Aphton Corp......................        45,625
        444  * Aquila Biopharmaceuticals, Inc...         1,998
      4,100    Bindley Western Industries, Inc..        71,237
      1,200  * Carrington Laboratories, Inc.....        10,875
      3,700    Carter-Wallace Inc...............        58,737
      3,500  * CellPro, Inc.....................        43,313
      7,400  * Cephalon, Inc....................       124,875
      4,017  * Chad Therapeutics, Inc...........        63,770
      2,000  * Chronimed, Inc...................        30,500
      4,000  * CNS, Inc.........................        55,000
      7,500  * Cocensys, Inc....................        46,875
      5,500  * Columbia Laboratories, Inc.......        66,000
      3,598  * Copley Pharmaceutical, Inc.......        46,774
      3,000  * COR Therapeutics, Inc............        29,625
      5,300  * Cygnus, Inc......................        63,600
      8,200  * Cytel Corp.......................        26,650
      1,900  * DepoTech Corp....................        25,175
     11,800  * Dura Pharmaceuticals, Inc........       451,350
      2,100  * GelTex Pharmaceuticals, Inc......        37,800
     10,400  * Genelabs Technologies, Inc.......        40,300
     10,900  * Gensia, Inc......................        50,413
      6,700  * Gilead Sciences, Inc.............       170,012
      2,400    Herbalife International, Inc.....        58,500
      5,600  * Human Genome Sciences, Inc.......       205,800
      9,265    ICN Pharmaceuticals, Inc.........       179,509
      7,400  * ICOS Corp........................        55,500
      4,100  * IDEC Pharmaceuticals Corp........        96,350
      7,100  * ImmuLogic Pharmaceutical Corp....        62,125
      5,900  * Immune Response Corp.............        45,725
      6,800  * Immunex Corp.....................        91,800
      2,500  * Incyte Pharmacuticals, Inc.......        91,250
      3,900  * Inhale Therapeutic Systems.......        57,525
      1,500  * Intercardia, Inc.................        26,813
      5,700    Jones Medical Industries, Inc....       223,725
      4,050    Life Technologies, Inc...........        87,075
      4,358  * Ligand Pharmaceuticals Inc.
                 Class B........................        52,841
      4,400  * Martek Biosciences Corp..........        76,450
      3,100  * Matrix Pharmaceuticals, Inc......        25,963
      5,130    Natures Sunshine Products, Inc...       103,882

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               DRUGS - Continued
      4,300  * Neoprobe Corp.................... $      58,587
      3,700  * Neose Technologies, Inc..........        55,963
      2,600  * Neurogen Corp....................        47,613
      7,100  * NeXstar Pharmaceuticals, Inc.....        97,625
      5,900  * Noven Pharmaceuticals, Inc.......        79,650
      1,700  * Parexel International Corp.......        88,400
      4,300  * PathoGensis Corp.................       112,337
      2,400  * PDT Inc..........................        74,400
      5,000  * R.P. Scherer Corp................       227,500
      6,600  * Regeneron Pharmaceuticals Inc....       126,225
      2,700  * Roberts Pharmaceutical Corp......        30,713
      4,300  * SangStat Medical Corp............        92,987
      6,400  * Sepracor Inc.....................       106,000
      9,300  * SEQUUS Pharmaceuticals, Inc......       130,200
      6,500  * Somatogen, Inc...................        70,687
      2,300  * SyStemix, Inc....................        34,788
      4,200  * Vertex Pharmaceuticals Inc.......       135,450
      5,500  * Vivus Inc........................       182,875
      9,100  * Xoma Corp........................        34,694
                                                 -------------
                                                     5,551,943
                                                 -------------

               ELECTRICAL EQUIPMENT - 1.93%
     10,800    AMETEK, Inc......................       226,800
      7,800  * Anixter International Inc........       127,725
      1,200  * Applied Digital Access, Inc......         9,000
      4,200  * Applied Innovation Inc...........        28,350
      7,357  * BancTec, Inc.....................       145,301
      7,600    Belden Inc.......................       258,400
      1,200  * Brite Voice Systems, Inc.........        17,250
      3,950  * C-COR Electronics, Inc...........        59,744
      4,600  * Cable Design Technologies Corp...       135,700
      4,300  * California Microwave, Inc........        64,500
      5,000  * Computer Products, Inc...........       100,625
      5,300  * Digital Microwave Corp...........       127,200
      3,475  * Electro Rent Corp................        80,794
      3,400  * Energy Conversion Devices, Inc...        50,575
      3,600  * Esterline Technologies Corp......        89,550
      5,300  * Executive Telecard Ltd...........        37,762
        700  * Franklin Electronic Publishers, Inc.      8,400
      1,500  * Galileo Corp.....................        35,625
      6,800  * GenRad, Inc......................       143,650
      3,000  * Holophane Corp...................        57,000
      1,400  * Hutchinson Technology Inc........        73,500
      2,800  * Identix, Inc.....................        21,700
      5,400  * Integrated Silicon Solution, Inc.        53,831
      4,800    Juno Lighting, Inc...............        76,200
      8,800  * Kemet Corp.......................       202,400
      5,500  * Kent Electronics Corp............       144,375
      2,200  * Littelfuse, Inc..................        96,800
      3,500  * Semitool, Inc....................        37,625
      9,200  * Sierra Semiconductor Corp........       133,400
      4,800    Standex International Corp.......       150,000
      5,200  * TCSI Corp........................        44,850
      4,200  * Thermo Ecotek Corp...............        66,150
        900    Thomas Industries Inc............        18,000
      4,200  * Uniphase Corp....................       242,550
      7,000  * Vicor Corp....................... $     138,250
      5,100    X-Rite, Inc......................        95,625
      3,600  * Zytec Corp.......................        37,800
                                                 -------------
                                                     3,437,007
                                                 -------------

               ELECTRONIC INSTRUMENTS - 3.03%
     10,000  * Ampex Corp.......................        98,750
      3,150    Analogic Corp....................        87,412
      6,200  * Applied Magnetics Corp...........       170,500
      5,000    Augat Inc........................       141,250
      2,800  * Berg Electronics Corp............        83,300
      6,400    BMC Industries, Inc..............       184,800
     10,000  * Cognex Corp......................       192,500
      2,000    CTS Corp.........................        79,250
      5,400    Daniel Industries, Inc...........        75,600
      4,600  * Dionex Corp......................       166,750
      5,300  * Dynatech Corp....................       253,075
      2,400  * Eltron International, Inc........        71,400
      4,000  * Evans & Sutherland Computer
                 Corp...........................       101,000
      4,600  * Exabyte Corp.....................        66,125
      2,100    Fluke Corp.......................        90,825
      9,300  * Gentex Corp......................       183,675
      5,500  * Genus, Inc.......................        37,813
      6,300    Gerber Scientific, Inc...........        96,075
      2,200  * HADCO Corp.......................       100,100
      4,575    Harman International Industries
                 Inc............................       232,753
      3,600  * Harmonic Lightwaves, Inc.........        65,700
      5,300  * IMP, Inc.........................        15,238
     18,100  * Integrated Device Technology, Inc.      228,512
     12,000  * InterDigital Communications Corp.        89,250
     10,500  * Intergraph Corp..................        94,500
      1,400  * ITI Technologies, Inc............        17,325
      5,850  * Lattice Semiconductor Corp.......       264,712
      8,300  * LoJack Corp......................        77,813
     10,200  * LTX Corp.........................        59,288
      8,400  * MagneTek, Inc....................       102,900
      5,000  * Marshall Industries..............       155,625
      9,850    Methode Electronics, Inc. Class A       197,000
      5,100    National Computer Systems, Inc...       116,662
      5,400  * Nimbus CD International, Inc.....        46,575
      3,300    Park Electrochemical Corp........        75,075
      4,200  * Performance Food Group Co........        52,500
      8,237    Pioneer-Standard Electronics, Inc.       94,725
      5,100  * Robotic Vision Systems, Inc......        66,300
      5,700  * Standard Microsystems Corp.......        61,988
      2,600    Technitrol, Inc..................        94,250
      6,600    Telxon Corp......................        79,613
      7,000  * Tencor Instruments...............       188,125
      6,400  * 3DO Co...........................        41,600
      4,200  * Tracor, Inc......................        92,925
      5,800  * Waters Corp......................       156,600
      2,900    Watkins-Johnson Co...............        74,313
      4,000    Wyle Electronics.................       144,500

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               ELECTRONIC INSTRUMENTS - Continued
      5,100    ZERO Corp........................ $     101,362
        800  * Zygo Corp........................        31,800
                                                 -------------
                                                     5,399,729
                                                 -------------

               ENTERTAINMENT - 0.72%
      2,700  * AMC Entertainment, Inc...........        50,963
      4,400  * Argosy Gaming Co.................        24,200
     11,000  * Aztar Corp.......................        79,750
      2,200  * BET Holdings, Inc. Class A.......        60,775
      1,800  * Carmike Cinemas, Inc.............        49,050
      2,300  * GC Companies, Inc................        79,925
      3,000    Harveys Casino Resorts...........        49,500
      6,700  * Hollywood Entertainment Corp.....       134,419
      3,900    NN Ball & Roller, Inc............        51,675
      1,500  * Penn National Gaming, Inc........        58,500
      3,300  * Primadonna Resorts, Inc..........        61,050
      2,100  * Recoton Corp.....................        32,025
      5,925  * Regal Cinemas, Inc...............       179,972
      3,400  * Savoy Pictures Entertainment, Inc.       11,050
      1,150  * Shuffle Master, Inc..............        10,925
      3,400  * Sodak Gaming, Inc................        56,950
      4,500  * Sports & Recreation, Inc.........        38,250
      6,200  * StarSight Telecast, Inc..........        47,275
      5,900  * Toy Biz, Inc. Class A............       109,150
      8,300  * Tyco Toys, Inc...................        98,562
                                                 -------------
                                                     1,283,966
                                                 -------------

               FERTILIZERS - 0.41%
      8,800    Arcadian Corp....................       223,300
      6,049    Delta & Pine Land Co.............       195,836
      6,900    First Mississippi Corp...........       199,238
      4,200    Mississippi Chemical Corp........       104,475
                                                 -------------
                                                       722,849
                                                 -------------

               FINANCE COMPANIES - 0.75%
      3,200    Aames Financial Corp.............       138,400
      3,400  * Amresco, Inc.....................        73,950
      1,300  * Cityscape Financial Corp.........        34,450
      4,400  * Credit Acceptance Corp...........       113,850
      5,734  * Imperial Credit Industries, Inc..       113,246
      9,150    Keystone Financial, Inc..........       244,762
      6,600    Phoenix Duff & Phelps Corp.......        45,375
        140    Phoenix Duff & Phelps Corp.
                 (Preferred)....................         3,500
      1,000  * RAC Financial Group, Inc.........        54,500
      1,900    Sirrom Capital Corp..............        69,350
      2,000    Student Loan Corp................        77,750
      3,300    U. S. Trust Corp.................       245,025
      2,530  * WFS Financial, Inc...............        58,823
      2,200    Winthrop Resources Corp..........        62,700
                                                 -------------
                                                     1,335,681
                                                 -------------

               FOODS - 1.22%
      7,400    Chiquita Brands International....        98,975
      8,800    Dean Foods Co....................       246,400
      3,200    Dreyer's Grand Ice Cream, Inc....        87,200
      1,900    Earthgrains Co................... $      98,562
     15,050    Flowers Industries, Inc..........       353,675
      3,100  * FoodBrands America, Inc..........        41,463
      5,550    Hudson Foods, Inc. Class A.......        99,900
      4,100    International Multifoods Corp....        64,062
      9,800    J.M. Smucker Co. Class A.........       178,850
      4,200    Lance, Inc.......................        76,650
      3,200    Michaels Foods, Inc..............        35,600
      4,200  * Morningstar Group Inc............        71,925
      2,900  * NBTY, Inc........................        46,400
      1,900    Northland Cranberries, Inc.......        44,175
      5,000    Pilgrims Pride Corp..............        44,375
      8,000  * Ralcorp Holdings Inc.............       155,000
      6,085    Tootsie Roll Industries, Inc.....       231,991
      5,300    Universal Foods Corp.............       194,775
                                                 -------------
                                                     2,169,978
                                                 -------------

               FOOTWEAR - 0.43%
      4,400    Brown Group, Inc.................        82,500
      6,150  * Just For Feet Inc................       143,756
      8,000    Justin Industries, Inc...........        84,500
      3,400  * Kenneth Cole Productions, Inc.
                 Class A........................        52,700
      9,700    Stride Rite Corp.................        95,788
      2,100  * Timberland Co. Class A...........        79,013
      8,325    Wolverine World Wide, Inc........       220,612
                                                 -------------
                                                       758,869
                                                 -------------

               FREIGHT - 0.63%
      4,100    Air Express International Corp...       132,225
      3,900    Airborne Freight Corp............        83,362
      6,000    APL Ltd..........................       143,250
      2,500  * Eagle USA Airfreight, Inc........        68,125
     10,200  * Greyhound Lines, Inc.............        37,613
      3,600    Interpool, Inc...................        85,950
      5,500    J.B. Hunt Transport Services, Inc.       77,688
      6,300  * Kirby Corp.......................       126,000
     10,700  * OMI Corp.........................        80,250
      9,700    Overseas Shipholding Group Inc...       157,625
      2,100  * SEACOR Holdings, Inc.............       132,037
                                                 -------------
                                                     1,124,125
                                                 -------------

               GOLD MINING - 0.55%
     12,800  * Amax Gold Inc....................        78,400
     64,900    Battle Mountain Gold Co..........       486,750
      6,200    Coeur d'Alene Mines Corp.........        89,900
      6,630  * Getchell Gold Corp...............       257,741
     65,500  * Sunshine Mining Co...............        73,688
                                                 -------------
                                                       986,479
                                                 -------------

               HARDWARE & TOOLS - 0.07%
        100    Barnes Group, Inc................         5,675
      2,300  * Barnett, Inc.....................        56,925
      3,200    Lawson Products, Inc.............        70,000
                                                 -------------
                                                       132,600
                                                 -------------

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               HEALTHCARE - 2.53%
      3,800  * Access Health, Inc............... $     145,350
     11,300  * Advanced Tissue Sciences, Inc....       132,775
      4,900  * American Medical Response, Inc...       147,000
     10,400  * American Oncology Resources
                 Inc............................       100,100
      2,400  * Arbor Health Care Co.............        57,600
      2,537    Block Drug Co., Inc. Class A.....       116,063
      4,100    Collagen Corp....................        82,000
      8,300  * Coram Healthcare Corp............        36,313
      3,500  * Curative Technologies, Inc.......        91,875
      8,902  * CYTOGEN Corp.....................        45,066
      6,400  * Genesis Health Ventures, Inc.....       175,200
      4,500  * GranCare Inc.....................        79,312
     12,462  * Horizon/CMS Healthcare Corp......       135,524
      5,900    Integrated Health Services, Inc..       133,487
      6,500    Invacare Corp....................       167,375
      2,300    Kinetic Concepts, Inc............        28,750
     17,000  * Laboratory Corp. of
                 America Holdings...............        46,750
      2,200  * LCA-Vision, Inc..................         5,500
      3,600  * Living Centers of America, Inc...        91,350
      7,400  * Mariner Health Group, Inc........        52,263
      5,500  * Matria Healthcare, Inc...........        33,000
      5,500  * Maxicare Health Plans Inc........       113,437
      7,300    Mentor Corp......................       205,312
      5,100  * Multicare Companies, Inc.........       100,725
     16,500  * NovaCare, Inc....................       140,250
      4,600  * Owen Healthcare, Inc.............       114,425
      3,750  * Patterson Dental Co..............        97,500
      4,699    Pharmaceutical Product
                 Development, Inc...............        99,854
      3,000  * PHP Healthcare Corp..............        69,375
      8,300  * Physician Corp. of America.......        84,037
      3,000  * Physicians Health Services, Inc.
                 Class A........................        43,500
      4,300  * Regency Health Services, Inc.....        45,688
      6,600  * Renal Treatment Centers Inc......       172,425
      1,800  * ReSound Corp.....................        14,850
      3,000  * Respironics Inc..................        44,625
      3,900  * RightCHOICE Managed Care, Inc.
                 Class A........................        35,588
      8,300  * RoTech Medical Corp..............       133,319
      2,300  * Rural/Metro Corp.................        81,937
      5,000  * Sierra Health Services, Inc......       123,125
      4,400  * SpaceLabs Medical, Inc...........        90,200
      2,700  * Summit Care Corp.................        39,488
     10,088  * Sun Healthcare Group, Inc........       127,361
      5,500  * Sunrise Medical Inc..............        77,687
      3,850  * TECNOL Medical Products, Inc.....        51,975
      4,600  * TheraTx, Inc.....................        47,725
     10,000  * Universal Health Services, Inc.
                 Class B........................       277,500
      5,000  * Veterinary Centers of America, Inc.      52,813
      3,500  * VISX, Inc........................        84,000
      2,300    Vital Signs, Inc.................        51,175
                                                 -------------
                                                     4,522,549
                                                 -------------

HEAVY DUTY TRUCKS/PARTS - 0.18%
        800    Cascade Corp..................... $      11,400
      4,000  * Detroit Diesel Corp..............        79,500
     16,600  * Navistar International Corp......       157,700
      4,450    Wabash National Corp.............        80,100
                                                 -------------
                                                       328,700
                                                 -------------

               HOME BUILDERS - 0.75%
      1,250    Cavalier Homes, Inc..............        14,219
      7,600    Centex Corp......................       273,600
      3,300    Continental Homes Holding Corp...        66,000
      7,905  * D R Horton Inc...................        80,038
      6,600    Del Webb Corp....................       112,200
      7,600    Kaufman & Broad Home Corp........        97,850
      5,800  * NVR Inc..........................        59,450
      3,500  * Palm Harbor Homes, Inc...........        94,063
      6,000    Pulte Corp.......................       184,500
      4,200    Ryland Group, Inc................        58,800
     10,200    Standard Pacific Corp............        57,375
      6,200  * Toll Brothers, Inc...............       123,225
      4,370  * U. S. Home Corp..................       108,157
                                                 -------------
                                                     1,329,477
                                                 -------------

               HOSPITAL MANAGEMENT - 0.67%
      2,250  * ABR Information Services, Inc....        95,625
      1,700  * Coastal Physician Group Inc......         6,588
     11,493    Community Psychiatric Centers....       102,000
      7,500  * Coventry Corp....................        73,125
      2,900  * EmCare Holdings Inc..............        56,913
      1,900  * Enterprise Systems, Inc..........        30,400
      6,200  * Equimed, Inc.....................        25,963
      5,000  * Health Management Systems, Inc...        77,500
         52  * Hospital Staffing Services, Inc..           124
      4,400  * Inphynet Medical Management, Inc.        79,750
      7,100  * Magellan Health Services, Inc....       148,212
      2,000  * MedCath Inc......................        30,000
      4,500  * OccuSystems, Inc.................       130,500
      5,500  * Orthodontic Centers of America Inc.      69,437
      3,000  * Pediatrix Medical Group..........       112,500
      3,700  * Physicians Resource Group, Inc...        74,462
      3,800  * Prime Medical Services, Inc......        43,700
      6,400  * Transcend Services, Inc..........        38,400
                                                 -------------
                                                     1,195,199
                                                 -------------

               HOSPITAL SUPPLIES - 1.32%
      7,100  * Acuson Corp......................       155,312
      3,400  * Advanced Technology Laboratories
                 Inc............................        97,750
      2,100    Arrow International, Inc.........        58,275
      3,300  * ArthroCare Corp..................        32,588
      8,500    Ballard Medical Products.........       157,250
     10,200  * Bio-Technology General Corp......        93,713
      3,500  * Coherent, Inc....................       149,625
      2,700  * CONMED Corp......................        46,913
      5,200  * Datascope Corp...................        96,200
      3,600    Diagnostic Products Corp.........        94,050
      3,700  * Gulf South Medical Supply, Inc...       106,375
      5,650  * Healthdyne Technologies Inc......        51,556
      3,600  * ICU Medical, Inc.................        28,350

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               HOSPITAL SUPPLIES - Continued
      7,800  * Immunomedics, Inc................ $      51,675
      8,100  * Isis Pharmaceuticals, Inc........       133,144
        600    Landauer, Inc....................        12,675
      4,900  * Marquette Medical Systems........        88,200
      4,400    Meridian Diagnostics, Inc........        48,950
      2,100  * MiniMed, Inc.....................        56,700
      3,900  * OrthoLogic Corp..................        23,156
      2,000  * Ostex International, Inc.........        11,000
      9,750    Owens & Minor, Inc...............       103,594
        165    PerSeptive Biosystems Inc........         1,134
         93    PerSeptive Biosystems Inc.
                 (Warrants).....................            12
      3,200  * Physio-Control International Corp.       59,200
      2,800  * Protocol Systems, Inc............        36,750
      1,700  * Safeskin Corp....................        88,400
      9,500  * Summit Technology, Inc...........        46,312
      3,600  * Target Therapeutics, Inc.........       121,950
      1,800  * TECHNE Corp......................        42,300
      3,600  * Theragenics Corp.................        81,225
      8,000  * Uromed Corp......................        73,000
      3,800    West Co., Inc....................       107,350
                                                 -------------
                                                     2,354,684
                                                 -------------

               HOUSEHOLD PRODUCTS - 0.74%
      4,200    Armor All Products Corp..........        79,341
      2,800    Church & Dwight Co., Inc.........        63,000
      3,900  * Culligan Water Technologies, Inc.       144,787
      5,300    Libbey Inc.......................       143,100
      4,050    Pittway Corp. Class A............       217,687
     13,800    Premark International Inc........       334,650
      9,750    Rykoff-Sexton, Inc...............       141,375
      4,700    Stanhome Inc.....................       129,838
      1,000  * Syratech Corp....................        31,000
      1,000  * USA Detergents, Inc..............        38,125
                                                 -------------
                                                     1,322,903
                                                 -------------

               INFORMATION PROCESSING - 8.42%
      2,100  * ACT Networks, Inc................        60,900
      4,500  * Activision, Inc..................        52,313
      4,333    ADAC Laboratories................        94,243
      5,400  * Affiliated Computer Services, Inc.
                 Class A........................       156,600
      3,400  * Amisys Managed Care Systems Inc..        47,600
      5,000    Analysts International Corp......       141,250
      3,100  * Applix, Inc......................        57,738
      2,300  * Arbor Software Corp..............        58,937
      2,200  * Aspen Technologies, Inc..........       177,100
     11,503  * AST Research, Inc................        48,169
      3,700  * Astea International, Inc.........        20,350
      7,900  * Auspex Systems, Inc..............        91,837
      3,408  * Avant! Corp......................        92,868
      2,000  * Barra, Inc.......................        51,000
      4,600  * BBN Corp.........................       104,650
      3,400  * BDM International................       159,800
      2,400  * Bell & Howell Co.................        63,300
      5,800  * BISYS Group, Inc.................       215,325
      5,400  * Black Box Corp................... $     213,300
      4,350  * Boole & Babbage, Inc.............       122,887
     10,100  * Borland International, Inc.......        85,219
      7,100  * Boston Technology, Inc...........       141,112
      1,300  * BRC Holdings, Inc................        54,275
      3,600  * Broderbund Software Inc..........       108,450
      3,300  * Brooktrout Technology, Inc.......       105,600
      3,300  * Caere Corp.......................        28,050
      4,200  * Centennial Technologies, Inc.....       145,425
      4,900  * Cerner Corp......................        68,600
     21,700  * Chyron Corp......................        84,087
      2,600  * Ciber, Inc.......................        83,200
      7,200  * Citrix Systems, Inc..............       325,800
      2,200  * Clarify, Inc.....................       100,100
      1,600  * COMFORCE Corp....................        21,200
      4,250  * Computer Horizons Corp...........       133,875
      3,500    Computer Language Research, Inc..        34,563
      2,550  * Computer Management Sciences
                 Inc............................        43,350
      7,000  * Computer Network Technology
                 Corp...........................        43,750
      1,000    Computer Task Group, Inc.........        41,500
     14,900  * Computervision Corp..............       139,687
      1,600  * ComShare, Inc....................        23,600
      5,600  * Comverse Technology, Inc.........       189,000
      3,700  * Control Data Systems, Inc........        73,537
      2,700  * Cooper & Chyan Technology, Inc...        88,087
     15,900  * CopyTele, Inc....................        93,412
      1,900  * CSG Systems International, Inc...        32,300
      1,000  * Cybercash, Inc...................        25,875
      9,300  * Data General Corp................       134,850
      3,200    Data Translation, Inc............        36,800
      2,700  * Dialogic Corp....................        81,000
      6,900  * Diamond Multimedia Systems, Inc..        77,625
      1,900  * Documentum, Inc..................        72,200
      2,300  * Edmark Corp......................        35,075
      7,100  * Egghead, Inc.....................        43,488
      4,400  * Envoy Corp.......................       157,300
      4,400  * Epic Design Technology, Inc......       109,450
      3,600  * Excalibur Technologies Corp......        57,600
      1,300    Fair Issac & Co., Inc............        45,988
      4,000  * FileNet Corp.....................       136,000
        202    First Data Corp..................         8,156
      6,500  * FTP Software, Inc................        49,664
      6,800  * General DataComm Industries, Inc.        74,800
      3,900  * Geoworks.........................        88,237
      1,600  * Harbinger Corp...................        41,200
        860    HBO & Co.........................        48,483
        800  * HCIA, Inc........................        21,500
      2,900    Henry Jack & Associates..........       109,475
      3,700  * HMT Technology Corp..............        64,750
      4,700  * HNC Software, Inc................       137,475
      5,800  * Hyperion Software Corp...........       123,250
      2,000  * IDX Systems Corp.................        48,750
      3,000  * IKOS Systems, Inc................        58,500
      3,300  * Imnet Systems, Inc...............        59,400
      3,100  * In Focus Systems, Inc............        65,875

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               INFORMATION PROCESSING - Continued
      3,000  * Individual, Inc.................. $      15,375
     10,200  * Information Resources, Inc.......       116,025
      2,600  * Inso Corp........................       105,137
      1,900  * Integrated Measurment Systems
                 Inc............................        33,725
      3,200  * Integrated Systems, Inc. Class A.        66,400
      7,200  * INTERSOLV, Inc...................        64,800
      1,700  * JDA Software Group, Inc..........        45,475
      5,000  * Keane, Inc.......................       259,375
      1,300  * Kronos, Inc......................        37,050
      2,000  * Learning Tree International, Inc.        91,000
      5,400  * Legato Systems, Inc..............       186,975
      2,500  * Manugistics Group Inc............        93,750
      5,100    Measurex Corp....................       126,862
      5,800  * Mercury Interactive Corp.........        58,725
      1,000  * MetaTools, Inc...................        18,125
     10,000  * Microchip Technology Inc.........       482,500
      6,000  * Microcom, Inc....................        66,750
      1,400  * MICROS Systems Inc...............        41,475
      2,900  * Microware Systems Corp...........        42,775
      4,200    MTS Systems Corp.................        84,000
      3,800  * Mylex Corp.......................        46,550
      6,650    National Data Corp...............       262,675
      3,700  * National Instruments Corp........       115,625
      2,300  * NETCOM On-Line Communication
                 Services, Inc..................        39,100
      9,900  * NetManage, Inc...................        59,400
      4,800  * Network Appliance, Inc...........       172,800
      4,100  * Network Peripherals, Inc.........        63,806
     10,600  * Oak Technology, Inc..............       104,675
      3,100  * Optical Data Systems, Inc........        41,850
      4,316  * Paxar Corp.......................        72,832
      5,200  * Phoenix Technologies Ltd.........        88,400
      6,200  * Physician Computer Network, Inc..        50,375
      1,100  * Pinnacle Systems, Inc............        11,550
        800  * Planar Systems, Inc..............         8,300
        333  * Platinum Software Corp...........         3,996
     11,600  * PLATINUM technology, Inc.........       140,650
      6,400  * PMT Services, Inc................       131,200
      3,400  * Policy Management Systems Corp...       135,575
      2,900  * Premenos Technology Corp.........        30,088
      5,800  * Primark Corp.....................       153,700
      2,200  * Prism Solutions, Inc.............        17,050
      4,400  * Progress Software Corp...........        71,500
      2,300  * Project Software & Development
                 Inc............................        95,450
      7,800  * PsiNet, Inc......................       102,375
      7,270  * Pure Atria Corp..................       203,560
      6,600  * Quarterdeck Corp.................        40,013
      1,900  * RadiSys Corp.....................        83,600
      2,200  * Red Brick Systems, Inc...........        52,250
      3,700  * Remedy Corp......................       170,662
      1,400  * Renaissance Solutions, Inc.......        52,238
     12,300  * S3, Inc..........................       205,256
      2,700  * Sandisk Corp.....................        36,956
      1,900  * Santa Cruz Operation, Inc........ $      12,113
      1,000  * Sapient Corp.....................        41,000
      1,500  * Scopus Technology, Inc...........        56,250
      7,800  * Sequent Computer Systems, Inc....       132,600
      3,800  * SMART Modular Technologies, Inc..        85,025
      3,100  * Smith Micro Software, Inc........        15,888
      3,800  * Spectrum HoloByte, Inc...........        18,525
      2,700  * SPSS, Inc........................        77,625
      8,100  * Stac, Inc........................        54,675
      2,300  * Storage Computer Corp............        25,013
      5,800  * Stratus Computer, Inc............       147,900
     10,100  * Structural Dynamics Research
                 Corp...........................       196,319
     12,400  * Symantec Corp....................       179,800
      5,000  * Sync Research, Inc...............        87,500
      7,350    System Software Associates, Inc..       102,900
      5,400  * Systems & Computer Technology
                 Corp...........................        78,300
      4,000  * Systemsoft Corp..................        74,500
      9,000  * Tech Data Corp...................       270,000
      3,900  * Technology Solutions Co..........       176,475
      5,800  * Transaction Systems Architects, Inc.
                 Class A........................       213,875
      4,200  * Trident Microsystems, Inc........        88,200
      5,100  * Tseng Labs, Inc..................        32,513
      3,100  * USDATA Corp., Inc................        20,538
      5,000  * Vanstar Corp.....................       130,000
      3,200  * Vantive Corp.....................       110,800
      3,200  * Veritas Software Corp............       147,200
      5,000  * Viasoft, Inc.....................       223,125
      3,900  * VideoServer, Inc.................       194,512
      6,300  * Viewlogic Systems, Inc...........        63,000
      1,600  * Visio Corp.......................        78,000
      3,100  * Wall Data, Inc...................        48,050
      8,500  * Wang Laboratories, Inc...........       179,562
      1,700  * Wind River Systems Inc...........        83,725
      3,200  * Wonderware Corp..................        29,600
      1,000  * Workgroup Technology Corp........         5,250
      5,900  * Xircom, Inc......................       118,000
      2,200  * Yahoo!, Inc......................        40,838
      6,000  * Zebra Technologies Corp. Class A.       156,000
                                                 -------------
                                                    15,026,264
                                                 -------------

               INSURANCE - CASUALTY - 1.20%
      3,000  * Acceptance Insurance Companies
                 Inc............................        61,500
        900    Baldwin & Lyons, Inc. Class B....        16,144
      4,000    Capsure Holdings Corp............        36,000
      3,500    Citizens Corp....................        75,250
      6,600    Commerce Group, Inc..............       159,225
      2,600    E.W. Blanch Holdings, Inc........        51,025
      3,485    Frontier Insurance Group, Inc....       132,866
      4,473    Gainsco, Inc.....................        41,934
      6,400    HCC Insurance Holdings, Inc......       176,800
      1,700  * Highlands Insurance Group, Inc...        32,938

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               INSURANCE - CASUALTY - Continued
      3,900    NAC Re Corp...................... $     140,400
        200    Nymagic, Inc.....................         3,575
      3,181    Orion Capital Corp...............       198,812
     15,100    Reliance Group Holdings Inc......       134,012
      7,600  * RISCORP, Inc.....................        29,450
      5,800  * Risk Capital Holdings, Inc.......       101,500
        900    RLI Corp.........................        28,238
      3,800    Selective Insurance Group, Inc...       129,200
      3,100    Transnational Re Corp. Class A...        77,888
      2,100    Trenwick Group Inc...............       103,950
      9,900  * 20th Century Industries..........       147,262
      1,405    United Fire & Casualty Co........        43,555
      5,700    Vesta Insurance Group, Inc.......       181,687
      1,100    Zurich Reinsurance Centre
                 Holdings, Inc..................        33,825
                                                 -------------
                                                     2,137,036
                                                 -------------

               INSURANCE - LIFE - 0.63%
        450    American Heritage Life Investment
                 Corp...........................        10,125
      2,000  * Compdent Corp....................        55,000
        300    Kansas City Life Insurance Co....        17,850
      7,100  * Life USA Holding, Inc............        68,338
        500  * National Western Life Insurance Co.
                 Class A........................        43,500
      6,500    Presidential Life Corp...........        77,187
      3,700    Reinsurance Group of America Inc.       174,362
        435    Seafield Capital Corp............        15,008
      3,000    Security-Connecticut Corp........       102,000
      7,400  * UICI.............................       209,975
      6,870    United Companies Financial Corp..       206,100
      2,800    W.R. Berkley Corp................       148,050
                                                 -------------
                                                     1,127,495
                                                 -------------

               INSURANCE - MISCELLANEOUS - 1.51%
      3,600    Acordia, Inc.....................       107,550
     13,200    Alexander & Alexander Services
                 Inc............................       189,750
      3,450    ALLIED Group, Inc................       151,369
      6,800  * Amerin Corp......................       153,000
      3,600    Arthur J. Gallagher & Co.........       110,250
      3,700    Capital Re Corp..................       141,987
      3,400    CMAC Investment Corp.............       257,975
      6,700    Crawford & Co. Class B...........       135,675
      3,800    Executive Risk Inc...............       152,000
      3,525    Fidelity National Financial, Inc.        56,841
      2,900    Foremost Corp. of America........       161,675
      5,212    Fremont General Corp.............       159,617
      1,770    Guaranty National Corp...........        29,426
      3,300    Harleysville Group...............       100,650
      4,300    Hartford Steam Boiler Inspection &
                 Insurance Co...................       195,650
      2,250    Hilb, Rogal & Hamilton Co........        30,094
      4,200    Integon Corp.....................        80,850
      4,800    Liberty Corp.....................       183,600
      9,200  * Mid Atlantic Medical Services, Inc.     109,250
      2,200    MMI Companies, Inc............... $      67,100
        525    Poe & Brown Inc..................        13,650
      4,100    Zenith National Insurance Corp...       112,750
                                                 -------------
                                                     2,700,709
                                                 -------------

               INSURANCE - MULTILINE - 1.13%
      2,450    Alfa Corp........................        29,400
      4,678    American Annuity Group, Inc......        61,984
      5,500    American Bankers Insurance
                 Group Inc......................       270,187
      3,700  * American Travellers Corp.........       130,425
      5,700    AmVestors Financial Corp.........        81,938
      3,300    Argonaut Group, Inc..............        97,350
      3,000    Bankers Life Holding Corp........        73,875
      2,100    Capitol American Financial Corp..        75,600
      3,360  * Delphi Financial Group, Inc......        93,660
      3,000    Home Beneficial Corp. Class B....        74,250
      5,400    Horace Mann Educators Corp.......       202,500
      5,300    John Alden Financial Corp........        93,412
      3,900    Life Re Corp.....................       141,375
      2,144  * Maic Holdings Inc................        69,948
        550  * Markel Corp......................        47,850
      2,000    Meadowbrook Insurance Group
                 Inc............................        42,000
      7,300    PennCorp Financial Group, Inc....       248,200
      1,700    United Wisconsin Services, Inc...        43,350
      4,900    Washington National Corp.........       137,200
                                                 -------------
                                                     2,014,504
                                                 -------------

               LEISURE TIME - 0.81%
      6,500  * Acclaim Entertainment, Inc.......        33,719
      3,300  * Action Performance
                 Companies Inc..................        55,688
      2,300  * Ameristar Casinos................        11,500
      2,300  * Anchor Gaming....................        92,287
      1,000  * Bally's Grand, Inc...............        32,563
      4,100  * Boyd Gaming Corp.................        32,800
      2,682  * Casino America, Inc..............         9,052
     10,700  * Casino Magic Corp................        30,094
     12,500    Handleman Co.....................       100,000
      7,100  * Hollywood Park, Inc..............        82,537
      5,000    Huffy Corp.......................        67,500
      3,100    Lewis Galoob Toys, Inc...........        91,062
      5,200    Outboard Marine Corp.............        83,200
      8,100  * Players International, Inc.......        51,638
      5,600    Polaris Industries, Inc..........       121,800
      5,600  * Rio Hotel & Casino Inc...........        84,000
      4,800  * Scotts Co. Class A...............        86,400
      5,600    Showboat Inc.....................       102,900
      2,200  * Station Casinos, Inc.............        22,825
      4,900  * Trump Hotels & Casino
                 Resorts Inc....................        71,662
      1,900    Winnebago Industries, Inc........        14,250
      6,500  * WMS Industries Inc...............       164,125
                                                 -------------
                                                     1,441,602
                                                 -------------

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               LODGING - 0.44%
      3,400  * Bristol Hotel Co................. $      91,800
      8,842  * Doubletree Corp..................       369,154
      7,400  * Extended Stay America, Inc.......       157,250
      2,993    Marcus Corp......................        68,839
      6,200  * Prime Hospitality Corp...........       102,300
                                                 -------------
                                                       789,343
                                                 -------------

               MACHINE TOOLS - 0.54%
      3,900  * Chase Brass Industries, Inc......        70,688
     10,400    Cincinnati Milacron Inc..........       214,500
      7,000    Giddings & Lewis, Inc............        80,500
      2,000    Gleason Corp.....................        58,750
      5,000    Greenfield Industries............       145,000
      5,500    Lincoln Electric Co..............       171,875
        900  * PRI Automation Inc...............        43,200
      4,000    Roper Industries, Inc............       173,500
                                                 -------------
                                                       958,013
                                                 -------------

               MACHINERY - AGRICULTURE - 0.14%
      1,500    Allied Products Corp.............        36,188
      1,800    Lindsay Manufacturing Co.........        73,800
      4,100    Toro Co..........................       145,550
                                                 -------------
                                                       255,538
                                                 -------------

               MACHINERY - CONSTRUCTION &
               CONTRACTS - 0.61%
      2,300  * American Buildings Co............        49,306
      1,900    Blount, Inc. Class A.............        70,063
      3,700  * CDI Corp.........................       107,762
      4,400    Granite Construction Inc.........        91,850
      5,345  * Insituform Technologies Class A..        42,092
      3,900  * J. Ray McDermott, S.A............        94,575
      5,400  * Jacobs Engineering Group Inc.....       130,950
      8,600    Kaman Corp. Class A..............       107,500
      7,100    Lennar Corp......................       186,375
      3,500  * Morrison Knudsen Corp............        31,500
         77    Morrison Knudsen Corp. (Rights)..           341
          6    Morrison Knudsen Corp. (Warrants)            29
      3,000    Stone & Webster, Inc.............        98,625
      3,900    TJ International Inc.............        85,800
                                                 -------------
                                                     1,096,768
                                                 -------------

               MACHINERY - INDUSTRIAL/
               SPECIALTY - 2.51%
      4,900    AAR Corp.........................       145,775
      3,700  * ABC Rail Products Corp...........        69,375
      6,400    Albany International Corp. Class A      140,800
      4,125    Applied Power Inc. Class A.......       147,469
      7,480    Baldor Electric Co...............       173,910
      4,050    Bearings, Inc....................       112,388
      3,300  * Burlington Coat Factory
                 Warehouse......................        39,600
      9,000    BW/IP, Inc. Class A..............       137,250
      3,000  * DII Group, Inc...................        74,250
      8,050    Duriron Co., Inc.................       219,362
      4,600    Exide Corp.......................       117,300
      3,000  * GaSonics International Corp......        31,125
        475    General Binding Corp............. $      13,063
      6,700    Goulds Pumps, Inc................       163,312
      1,600    Graco Inc........................        41,000
      2,400    Greenwich Air Services, Inc......        61,200
      2,700    Helix Technology Corp............        86,400
      2,200    Hughes Supply Inc................        95,425
      5,100    IDEX Corp........................       198,262
      3,300  * Insilco Corp.....................       128,700
      4,300  * Integrated Process Equipment
                 Corp...........................        75,250
      3,200  * International Imaging Materials
                 Inc............................        79,200
      3,700  * Ionics, Inc......................       180,837
     10,400    Keystone International, Inc......       205,400
      6,700  * Kulicke & Soffa Industries Inc...       137,350
      7,350    Lilly Industries, Inc. Class A...       136,894
      4,250    Manitowoc Co., Inc...............       184,344
      4,040  * Oak Industries Inc...............        92,920
      1,500  * Ortel Corp.......................        30,750
        900  * Osmonics, Inc....................        19,463
      5,100    Pacific Scientific Co............        59,288
      3,500  * Park-Ohio Industries Inc.........        51,625
      7,300    Regal-Beloit Corp................       141,437
        700    Robbins & Myers, Inc.............        15,225
        800    Scotsman Industries Inc..........        18,500
      4,700  * Specialty Equipment Companies
                 Inc............................        56,400
      2,400  * SPS Technologies, Inc............       146,400
      6,700    Stewart & Stevenson Services, Inc.      169,175
      3,500    Tennant Co.......................        87,500
      3,800  * Thermo Power Corp................        34,200
      5,800    TRINOVA Corp.....................       213,150
      3,200    Watts Industries, Inc. Class A...        70,400
      2,300  * Zoltek Companies, Inc............        81,075
                                                 -------------
                                                     4,482,749
                                                 -------------

               MEDICAL TECHNOLOGY - 1.50%
      2,100  * ATS Medical, Inc.................        15,488
      3,600  * Bio-Rad Laboratories, Inc. Class A      106,650
      3,100  * Biomatrix, Inc...................        47,275
     12,200  * Calgene, Inc.....................        65,575
      5,400  * Capstone Pharmacy Services.......        56,700
      5,600  * Creative BioMolecules, Inc.......        44,100
      3,200    Dekalb Genetics Corp. Class B....       119,200
      4,900  * Endosonics Corp..................        56,350
      6,300  * Enzo Biochem, Inc................       118,912
      4,800  * Epitope, Inc.....................        55,800
        800  * Gelman Sciences, Inc.............        25,500
      7,500  * Haemonetics Corp.................       129,375
      3,500  * Hologic, Inc.....................        84,875
      4,400  * i- STAT Corp.....................       103,400
     16,600  * Imatron, Inc.....................        51,875
      5,000  * InControl, Inc...................        43,750
     10,200  * Liposome Co., Inc................       181,050
      2,300  * Lunar Corp.......................        73,025
      3,300  * Myriad Genetics, Inc.............        79,612

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               MEDICAL TECHNOLOGY - Continued
      8,400  * NABI Inc......................... $      72,450
      4,500  * NeoPath, Inc.....................        74,250
      4,600  * Neurex Corp......................        55,775
      6,300  * Neuromedical Systems, Inc........        81,506
      3,100  * Northfield Laboratories Inc......        38,750
      4,800  * Organogenesis Inc................        97,200
      3,900  * Protein Design Labs, Inc.........        94,087
      5,500  * SciClone Pharmaceuticals, Inc....        44,688
     12,924  * Scios Nova Inc...................        71,284
      1,300  * Serologicals Corp................        40,300
      4,600  * Sofamor Danek Group, Inc.........       125,925
      3,600  * Spine-Tech, Inc..................        93,600
      3,400    ThermoTrex Corp..................       116,450
      3,700  * Thoratec Laboratories Corp.......        35,381
      4,300  * US Bioscience, Inc...............        49,988
      6,000  * Ventritex, Inc...................       135,000
                                                 -------------
                                                     2,685,146
                                                 -------------

               MERCHANDISE - DRUG - 0.60%
      6,150    Arbor Drugs, Inc.................       156,825
      3,800  * Express Scripts, Inc. Class A....       134,900
      4,439  * Foxmeyer Health Corp.............         9,988
      3,400    Longs Drug Stores Corp...........       170,000
      4,200  * MedImmune, Inc...................        63,000
     14,100  * Perrigo Co.......................       135,712
     15,900  * Thrifty PayLess Holdings, Inc.
                 Class B........................       405,450
                                                 -------------
                                                     1,075,875
                                                 -------------

               MERCHANDISE - SPECIALTY - 2.86%
      8,100  * Alliance Entertainment Corp......        16,200
      6,818    Arctic Cat, Inc..................        65,623
     10,700  * Aura Systems, Inc................        25,413
      5,100  * Avid Technology, Inc.............        65,663
      2,100  * Baby Superstore, Inc.............        59,063
      7,200  * Best Buy Co., Inc................        90,900
      2,550  * BMC West Corp....................        30,600
      9,600  * Bombay Co., Inc..................        46,800
      5,300  * Books-A-Million, Inc.............        35,775
      3,000  * Bush Boake Allen Inc.............        77,250
      6,100    Casey's General Stores, Inc......       105,225
      8,200    Cash America International, Inc..        65,600
     28,200  * Charming Shoppes, Inc............       141,000
      1,700  * Cole National Corp. Class A......        43,350
      3,700  * Compucom Systems, Inc............        43,475
      1,000  * Copart, Inc......................        17,250
      3,300    Cross (A.T.) Co. Class A.........        36,713
      1,800  * Daisytek International Corp......        63,675
      4,500  * Department 56, Inc...............       105,187
        600  * DH Technology, Inc...............        14,550
      3,400    Duty Free International, Inc.....        53,975
      4,900  * Eagle Hardware & Garden, Inc.....       120,662
     13,400    Fingerhut Companies, Inc.........       169,175
      3,000  * Fossil, Inc......................        39,000
      5,500  * Franklin Quest Co................       115,500
      4,900  * Friedman's Inc. Class A..........        66,762
      6,350  * Garden Ridge Corp................ $      53,181
      4,100  * Gibson Greetings, Inc............        77,387
      7,100    Hancock Fabrics, Inc.............        66,563
      2,700    Hancock Holding Co...............       117,450
     13,000  * HEARx, Ltd.......................        25,188
      1,800  * Inacom Corp......................        56,138
     10,000  * Intelligent Electronics, Inc.....        77,500
      3,648  * Jenny Craig, Inc.................        34,200
      7,800    Jostens Inc......................       166,725
      3,178    K2, Inc..........................        82,231
      3,400  * L.L. Knickerbocker Co............        30,175
      2,800    LabOne, Inc......................        44,450
      8,100  * Mac Frugal's Bargains Close-outs
                 Inc............................       201,487
      4,700  * Michaels Stores Inc..............        47,514
      2,700  * MicroAge Inc.....................        61,763
      2,000  * Movie Gallery, Inc...............        29,500
      3,800  * Paragon Trade Brands, Inc........       103,550
      2,600  * Petco Animal Supplies, Inc.......        57,200
     10,800    Petroleum Heat & Power Co., Inc.
                 Class A........................        75,600
      6,700    Price Enterprises Inc............       117,250
      3,400  * Rexall Sundown, Inc..............        87,125
      4,000    Russ Berrie and Co. Inc..........        72,000
      3,200  * Seitel, Inc......................       131,200
      3,500  * Sitel Corp.......................        64,750
      8,500    Sotheby's Holdings, Inc..........       150,875
      6,950  * Sports Authority, Inc............       172,012
      5,200    Sturm, Ruger & Co. Inc...........        93,600
      2,300  * Tractor Supply Co................        50,025
      5,100  * United Stationers Inc............       112,200
      3,900    Unitog Co........................       105,787
      8,100  * US Office Products, Co...........       250,594
      7,700  * Waban Inc........................       202,125
      1,300  * West Marine, Inc.................        43,875
      4,900  * Williams-Sonoma, Inc.............       167,825
      8,400  * Zale Corp........................       168,000
                                                 -------------
                                                     5,111,431
                                                 -------------

               MERCHANDISING - DEPARTMENT - 0.37%
      1,300  * Alexander's, Inc.................        93,112
      5,300  * Carson Pirie Scott & Co..........       133,162
     11,715    Pier 1 Imports, Inc..............       159,617
      4,246  * Proffitt's Inc...................       170,371
      3,850  * Stein Mart, Inc..................        74,113
      1,812    Strawbridge & Clothier...........        30,351
                                                 -------------
                                                       660,726
                                                 -------------

               MERCHANDISING - FOOD - 0.69%
      2,000    Delchamps, Inc...................        41,500
         75    Farmer Bros. Co..................        11,025
      7,800    Fleming Companies, Inc...........       123,825
      3,100  * IHOP Corp........................        75,950
      1,800    Ingles Markets, Inc..............        26,100
      3,375    Nash Finch Co....................        65,813
      1,334  * Quality Food Centers Inc.........        50,359

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               MERCHANDISING - FOOD - Continued
      4,200    Ruddick Corp..................... $      55,650
      4,900    Sanderson Farms, Inc.............        78,400
      7,800    Savannah Foods & Industries, Inc.       110,175
      4,500  * ShowBiz Pizza Time, Inc..........        72,563
      3,700    Smart & Final Inc................        80,937
      3,098    Smith's Food & Drug Centers, Inc.
                 Class B........................        91,391
      4,900  * Smithfield Foods, Inc............       159,862
      4,300  * Whole Foods Market, Inc..........        96,212
      7,037    WLR Foods, Inc...................        90,601
                                                 -------------
                                                     1,230,363
                                                 -------------

               MERCHANDISING - MASS - 0.34%
      9,000    Family Dollar Stores, Inc........       169,875
      6,300  * Fred Meyer, Inc..................       216,563
     26,400  * Service Merchandise Co.,Inc......       145,200
      4,500    ShopKo Stores, Inc...............        70,875
                                                 -------------
                                                       602,513
                                                 -------------

               METALS - ALUMINUM - 0.20%
      5,800  * ACX Technologies, Inc............       104,400
        200    Commonwealth Aluminum Corp.......         3,225
      4,400    IMCO Recycling Inc...............        71,500
      6,000  * Kaiser Aluminum Corp.............        64,500
      2,706    Tredegar Industries, Inc.........       108,240
                                                 -------------
                                                       351,865
                                                 -------------

               METALS - COPPER - 0.09%
      4,500  * Wolverine Tube, Inc..............       167,625
                                                 -------------

               METALS - MISCELLANEOUS - 0.76%
      4,337    A.M. Castle & Co.................        78,608
      4,000    Brush Wellman Inc................        67,500
      4,033    Commercial Metals Co.............       127,544
      3,500  * Dravo Corp.......................        47,250
      5,900    Freeport McMoRan, Inc............       181,425
      3,700    Greenbrier Companies, Inc........        35,150
     12,600  * Hecla Mining Co..................        72,450
      1,530  * Intermagnetics General Corp......        20,846
      5,800    Kennametal Inc...................       207,350
      5,350  * Material Sciences Corp...........        88,275
      5,600    Precision Castparts Corp.........       261,800
      2,400  * RMI Titanium Co..................        54,000
      2,700  * Stillwater Mining Co.............        46,575
      2,000  * Tremont Corporation Delaware.....        70,000
                                                 -------------
                                                     1,358,773
                                                 -------------

               METALS - STEEL - 1.28%
      4,700  * Acme Metals, Inc.................        95,763
      4,000    Amcast Industrial Corp...........        94,500
     28,500  * Armco Inc........................       121,125
      7,100    Birmingham Steel Corp............       124,250
      4,100    Carpenter Technology Corp........       144,525
        800    Chaparral Steel Co...............        10,400
      4,200  * Citation Corp....................        42,000
      2,800    Cleveland-Cliffs Inc............. $     124,600
      1,850    Commercial Intertech Corp........        18,731
      8,300  * Geneva Steel Co. Class A.........        29,050
      2,600  * Gibraltar Steel Corp.............        59,800
      3,300    Huntco Inc. Class A..............        51,562
      3,400  * Intermedia Communications Inc....        99,025
      6,700    Intermet Corp....................        92,125
      4,500    J & L Specialty Steel, Inc.......        56,250
      2,600    Lukens Inc.......................        47,450
      5,200  * Mueller Industries, Inc..........       204,750
      3,100  * National Steel Corp. Class B.....        28,288
      5,900    Oregon Steel Mills, Inc..........       102,512
      3,400    Quanex Corp......................        90,100
      1,200    Reliance Steel & Aluminum Co.....        45,150
      3,300  * Shiloh Industries, Inc...........        54,450
      2,250    Steel Technologies Inc...........        28,125
      5,900    TriMas Corp......................       148,975
      7,200    UNR Industries, Inc..............        48,600
      3,400    Valmont Industries, Inc..........       132,600
      4,600    WCI Steel, Inc...................        45,425
      5,700  * WHX Corp.........................        52,013
      4,800  * Wyman-Gordon Co..................       100,800
                                                 -------------
                                                     2,292,944
                                                 -------------

               MISCELLANEOUS - 2.08%
      7,344  * AccuStaff, Inc...................       147,798
      4,800  * Alternative Resources Corp.......        82,800
      6,300    AMCOL International Corp.........        87,412
      5,300  * AMERCO Inc.......................       257,050
        700  * Associated Group, Inc. Class A...        21,350
      1,400  * Avondale Industries, Inc.........        24,413
      2,600  * Bacou U.S.A., Inc................        40,625
      3,800    Barefoot Inc.....................        47,500
      4,900  * Billing Information Concepts.....       145,162
      6,100  * Borg-Warner Security Corp........        63,288
      2,100    Central Parking Corp.............        70,875
      6,700  * Checkfree Corp...................       114,737
      1,200  * ClinTrials Inc...................        25,500
      2,400  * COREStaff, Inc...................        60,300
      1,500  * CRA Managed Care, Inc............        67,500
      4,500  * DeVry, Inc.......................       202,500
      5,800  * Employee Solutions, Inc..........       103,675
      3,000  * Encad, Inc.......................       115,500
      2,100  * Equity Corp. International.......        43,050
      6,400  * Figgie International Inc. Class A        81,600
      4,500  * Interim Services Inc.............       174,375
      2,775  * ITT Educational Services, Inc....        51,338
      3,000  * KinderCare Learning Centers, Inc.        59,438
      3,055    MAF Bancorp, Inc.................       105,397
      1,800    Mathews International Corp.
                 Class A........................        51,525
      8,900  * National Education Corp..........       124,600
      3,300    Norrell Corp.....................        75,487
      2,600  * Perceptron, Inc..................        91,650
      3,300  * Personal Group of America, Inc...        74,662

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               MISCELLANEOUS - Continued
      2,600  * Pinkerton's, Inc................. $      64,025
      7,100  * Prepaid Legal Services, Inc......        97,625
      4,000    Regis Corp.......................       100,000
      5,600  * Rexel, Inc.......................        77,700
      2,000  * RTW, Inc.........................        33,000
      3,000  * Samsonite Corp...................       113,250
      5,500  * Sola International, Inc..........       196,625
      5,400  * Solv-Ex Corp.....................        74,250
      2,600  * Strategic Distribution, Inc......        17,225
      4,050  * Sylvan Learning Systems, Inc.....       106,312
      2,900  * The Profit Recovery Group
                 International, Inc.............        40,963
      3,400  * Veritas DGC Inc..................        68,000
      1,400    Wackenhut Corp...................        22,925
      2,800  * Wackenhut Corrections Corp.......        48,300
      2,900  * Youth Services International, Inc.       36,975
                                                 -------------
                                                     3,708,282
                                                 -------------

               MOBILE HOMES - 0.27%
     12,752  * Champion Enterprises, Inc........       269,386
      2,800    Coachmen Industries, Inc.........        73,850
        400    McGrath Rentcorp.................        10,200
      4,200    Skyline Corp.....................       108,150
        750    Thor Industries, Inc.............        17,906
                                                 -------------
                                                       479,492
                                                 -------------

               NATURAL GAS - DIVERSIFIED - 1.08%
      3,750    Atmos Energy Corp................        92,344
      3,400    Bay State Gas Co.................        98,175
      5,204    K N Energy, Inc..................       212,713
      5,800    Laclede Gas Co...................       139,200
      5,700    New Jersey Resources Corp........       170,287
     13,968  * Seagull Energy Corp..............       321,264
      1,996  * Southern Union Co................        48,654
      6,400    Southwest Gas Corp...............       125,600
      4,072  * Tejas Gas Corp...................       178,659
     11,300    UGI Corp.........................       251,425
      5,600    United Cities Gas Co.............       130,200
      4,400    WICOR, Inc.......................       160,050
                                                 -------------
                                                     1,928,571
                                                 -------------

               OIL - INTEGRATED DOMESTIC - 0.32%
      2,500    Cross Timbers Oil Co.............        60,937
      3,800  * Crown Central Petroleum Corp.
                 Class A........................        54,150
      4,800    Diamond Shamrock, Inc............       156,600
      2,500  * Hondo Oil & Gas Co...............        29,688
     10,500    Quaker State Corp................       178,500
      6,200  * Tesoro Petroleum Corp............        89,900
                                                 -------------
                                                       569,775
                                                 -------------

               OIL - SERVICE - PRODUCTS - 0.59%
      3,375  * Energy Ventures, Inc.............       164,531
      3,600    Getty Petroleum Corp.............        56,700
      7,800  * Global Industrial Technologies, Inc.    156,975
      7,400  * Global Industries Inc............       130,425
     15,400  * Kelley Oil & Gas Corp............        42,350
      7,400  * Lone Star Technologies, Inc...... $     130,425
     18,300  * Parker Drilling Co...............       171,562
      5,900  * Pride Petroleum Services, Inc....       108,413
      4,163  * Varco International, Inc.........        95,229
                                                 -------------
                                                     1,056,610
                                                 -------------

               OIL - SERVICES - 0.97%
      9,000  * BJ Services Co...................       429,750
      6,300    Camco International, Inc.........       259,875
      2,100    Lomak Petroleum, Inc.............        34,913
     11,900  * Marine Drilling Companies, Inc...       197,837
      7,200    Mascotech, Inc...................       118,800
      7,900  * Oceaneering International Inc....       130,350
      4,900  * Offshore Logistics, Inc..........        94,019
      3,075    Pennsylvania Enterprises Inc.....       137,222
      3,600  * Pool Energy Services Co..........        53,325
      3,000    Production Operators Corp........       135,000
      9,300  * Tuboscope Vetco International
                 Corp...........................       144,150
                                                 -------------
                                                     1,735,241
                                                 -------------

               OIL/GAS PRODUCERS - 2.22%
        700  * Atwood Oceanics, Inc.............        38,500
        160  * Aztec Energy Corp................             1
      8,950  * Barrett Resources Corp...........       364,712
      2,100  * Belden & Blake Corp..............        53,288
      8,300  * Benton Oil and Gas Co............       209,575
      3,400    Berry Petroleum Co. Class A......        45,050
      7,800  * Box Energy Corp. Class B.........        69,225
      5,900    Cabot Oil & Gas Corp. Class A....       103,988
      1,200  * Cliffs Drilling Co...............        60,600
      6,100    Devon Energy Corp................       219,600
      2,300  * Falcon Drilling Co., Inc.........        90,850
      2,800  * Flores & Rucks, Inc..............       137,200
      3,800  * Forest Oil Corp..................        59,850
     12,000  * Harken Energy Corp...............        33,750
      7,500    Helmerich & Payne, Inc...........       399,375
        500    Holly Corp.......................        13,250
      3,400    KCS Energy, Inc..................       116,450
      2,600  * Louis Dreyfus Natural Gas Corp...        44,525
     20,700  * MESA Inc.........................       106,088
      7,500    Mitchell Energy & Development
                 Corp. Class A..................       161,250
      5,500  * Newfield Exploration Co..........       277,062
      2,500  * Nuevo Energy Co..................       125,000
      9,400    Parker & Parsley Petroleum Co....       309,025
      9,900    Snyder Oil Corp..................       172,012
      3,800  * Stone Energy Corp................        87,400
      2,600  * Swift Energy Co..................        81,900
      6,100  * Tom Brown, Inc...................       115,138
      7,700  * United Meridian Corp.............       389,812
      2,500    Vintage Petroleum, Inc...........        83,750
                                                 -------------
                                                     3,968,226
                                                 -------------

               PAPER/FOREST PRODUCTS - 0.80%
      7,000    Caraustar Industries, Inc........       237,125
     10,800    Longview Fibre Co................       194,400

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               PAPER/FOREST PRODUCTS - Continued
      2,293    Mosinee Paper Corp............... $      75,382
      4,500    P H Glatfelter Co................        83,250
      8,300    Pentair Inc......................       240,700
      3,200    Ply Gem Industries Inc...........        42,000
      4,700    Pope & Talbot, Inc...............        74,613
      3,400    Schweitzer-Mauduit International
                 Inc............................       111,350
      5,200    Standard Register Co.............       147,550
      1,700    Universal Forest Products, Inc...        20,825
      9,400    Wausau Paper Mills Co............       191,525
                                                 -------------
                                                     1,418,720
                                                 -------------

               PHOTOGRAPHY - 0.13%
      3,800    CPI Corp.........................        65,075
      1,950  * Photronics Inc...................        58,988
      1,200  * Seattle Filmworks, Inc...........        23,400
      3,500  * Ultratech Stepper, Inc...........        80,500
                                                 -------------
                                                       227,963
                                                 -------------

               POLLUTION CONTROL - 1.16%
      9,600  * Air & Water Technologies Corp.
                 Class A........................        58,800
     12,600  * Allied Waste Industries, Inc.....       111,825
      5,700  * Allwaste, Inc....................        25,650
      7,800    Calgon Carbon Corp...............        90,675
        900  * Continental Waste Industries, Inc.       23,625
      2,050  * Cuno Inc.........................        31,775
      7,700    Dames & Moore, Inc...............       103,950
        546    Heidemij NV......................         6,211
      5,300  * KFX, Inc.........................        34,450
      1,925    Mine Safety Appliances Co........        98,175
      3,900  * Molten Metal Technology, Inc.....        58,012
      4,050  * Newpark Resources, Inc...........       141,244
      5,200  * OHM Corp.........................        42,900
     15,800  * Rollins Environmental Services, Inc.     31,600
     12,000    Safety-Kleen Corp................       189,000
      2,800  * Superior Services, Inc...........        47,600
      5,000  * Tetra Tech, Inc..................        95,000
      4,900  * Tetra Technologies, Inc..........       126,175
      4,300  * Thermo TerraTech, Inc............        41,387
      9,100  * United States Filter Corp........       309,400
      9,100  * United Waste Systems, Inc........       307,125
      3,200    Zurn Industries, Inc.............        92,000
                                                 -------------
                                                     2,066,579
                                                 -------------

               PUBLISHING - NEWS - 0.27%
      6,300    McClatchy Newspapers, Inc.
                 Class A........................       191,362
      1,900    Media General, Inc. Class A......        59,613
      6,500  * Network Equipment Technologies
                 Inc............................        98,313
      2,933    Pulitzer Publishing Co...........       133,451
         18  * Radius, Inc......................            15
                                                 -------------
                                                       482,754
                                                 -------------

               PUBLISHING/PRINTING - 1.28%
      1,400    American Business Products, Inc.. $      31,150
      5,900  * ATC Communications, Inc..........        92,187
      7,950    Banta Corp.......................       192,787
        800  * Berlitz International, Inc.......        15,400
      2,800    Bowne & Co., Inc.................        66,500
      2,700  * Devon Group, Inc.................        68,175
      7,600    Ennis Business Forms, Inc........        78,850
      6,700  * Golden Books Family Entertainment
                 Inc............................        76,212
      3,800    Houghton Mifflin Co..............       199,500
      8,000    John H. Harland Co...............       247,000
      4,300    John Wiley & Sons Inc. Class A...       125,237
      3,100    Merrill Corp.....................        72,850
      3,300    New England Business Service, Inc.       64,763
      5,700  * Nu-kote Holding, Inc. Class A....        58,425
      2,700  * Scholastic Corp..................       201,150
      4,400  * Scientific Games Holdings Corp...       116,600
      3,200  * Steck-Vaughn Publishing Corp.....        35,200
      5,509    Thomas Nelson, Inc...............        68,863
     17,600  * Topps Co. Inc....................        77,000
      8,200  * Valassis Communications, Inc.....       148,625
      9,000  * ValueVision International, Inc.
                 Class A........................        50,063
        900    Waverly, Inc.....................        22,050
      7,800  * World Color Press, Inc...........       183,300
                                                 -------------
                                                     2,291,887
                                                 -------------

               RAILROAD - 0.24%
      1,500    Florida East Coast Industries, Inc.     132,188
      4,100    GATX Corp........................       201,925
      3,700  * RailTex, Inc.....................        91,575
                                                 -------------
                                                       425,688
                                                 -------------

               REAL ESTATE - 0.68%
      2,400  * Avatar Holdings Inc..............        76,200
      2,500  * Castle & Cooke, Inc..............        39,375
     23,000  * Catellus Development Corp........       232,875
      7,575    Cousins Properties Inc...........       176,119
      1,400    Forest City Enterprises, Inc.....        74,725
      7,600  * Insignia Financial Group, Inc.
                 Class A........................       168,150
      3,200    Mercer International Inc.........        36,800
      8,800    Merry Land & Investment Co., Inc.       177,100
      5,000    North American Mortgage Co.......       115,000
      8,589    Republic Bancorp Inc.............       101,995
        500    Tejon Ranch Co...................         7,750
                                                 -------------
                                                     1,206,089
                                                 -------------

               REAL ESTATE INVESTMENT TRUSTS - 6.92%
      3,600    Allied Capital Commercial Corp...        81,900
      6,800    American Health Properties, Inc..       150,450
        500    Apartment Investment &
                 Management Co..................        12,500
      2,600    Associated Estates Realty Corp...        58,500
      8,800    Avalon Properties, Inc...........       224,400
      4,200    Bay Apartment Communities, Inc...       133,350
      5,500    Beacon Properties Corp...........       173,250

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS - Continued
     12,500    Berkshire Realty Co., Inc........ $     117,188
      5,373    Bradley Real Estate, Inc.........        94,699
      9,730    BRE Properties, Inc..............       212,844
      2,300    Burnham Pacific Properties, Inc..        29,900
      2,300    Cali Realty Corp.................        64,113
      2,300    Camden Property Trust............        63,825
      9,450    Capstead Mortgage Corp...........       226,800
      6,400    CarrAmerica Realty Corp..........       166,400
      6,300    CBL & Associates Properties, Inc.       152,775
      2,800    CenterPoint Properties Corp......        75,950
      2,400    Chelsea GCA Properties...........        75,300
      3,000    Colonial Properties Trust........        81,000
      3,000    Columbus Realty Trust............        63,750
      5,900    Commercial Net Lease Realty, Inc.        85,550
      4,500    Crescent Real Estate Equities, Inc.     196,312
      4,100    Criimi Mae, Inc..................        50,738
      6,100    Crown American Realty Trust......        47,275
     12,000    CWM Mortgage Holdings, Inc.......       247,500
      5,500    Developers Diversified Realty Corp.     182,875
      7,400    Duke Realty Investments, Inc.....       265,475
      6,000    Equity Inns Inc..................        71,250
      1,800    Evans Withycombe Residential, Inc.       36,900
      3,900    Excel Realty Trust, Inc..........        87,750
      7,200    Federal Realty Investment Trust..       186,300
      6,100    FelCor Suite Hotels, Inc.........       215,025
      6,100    First Industrial Realty Trust, Inc.     174,612
      7,900    Franchise Finance Corp. of America      201,450
      6,700    Gables Residential Trust.........       177,550
      6,800    General Growth Properties, Inc...       186,150
      7,300    Glimcher Realty Trust............       142,350
      6,100    Health Care Property Investors, Inc.    208,925
      1,800    Health Care REIT, Inc............        45,000
      1,400    Healthcare Realty Trust, Inc.....        35,175
      6,100    Highwoods Properties, Inc........       185,287
      3,392    Horizon Group, Inc...............        65,720
      4,700    Hospitality Properties Trust.....       126,900
      7,300    IRT Property Co..................        79,388
      4,900    Irvine Apartment Communities, Inc.      117,600
      3,200    JDN Realty Corp..................        82,000
      3,300    JP Realty, Inc...................        80,025
      4,800    Kimco Realty Corp................       139,800
      6,400  * Koger Equity, Inc................       104,000
      6,100    Liberty Property Trust...........       142,587
      4,600    LTC Properties, Inc..............        79,350
      3,500    Macerich Co......................        81,375
      5,400    Manufactured Home Communities
                 Inc............................       107,325
      6,500    MGI Properties...................       131,625
      2,800    Mid-America Apartment
                 Communities, Inc...............        71,400
      7,200    Mills Corp.......................       150,300
      5,200    National Golf Properties, Inc....       146,250
      6,700    National Health Investors, Inc...       239,525
     10,900    Nationwide Health Properties, Inc.      245,250
      3,200    Oasis Residential, Inc...........        67,200
      4,186    Omega Healthcare Investors,Inc...       134,998
      7,700    Paragon Group, Inc...............       122,238
      3,700    Patriot American Hospitality, Inc.      140,137
      4,800    Pennsylvania Real Estate
                 Investment Trust...............       110,400
      4,800    Post Properties, Inc.............       186,000
        500    Price REIT, Inc..................        17,313
     16,900    Public Storage, Inc..............       422,500
      7,000    Realty Income Corp...............       166,250
        500    Reckson Associates Realty Corp...        19,000
      1,200    Redwood Trust, Inc...............        42,600
      2,300    Regency Realty Corp..............        56,063
      5,600    Resource Mortgage Capital Inc....       150,500
      9,000    RFS Hotel Investors, Inc.........       146,250
      3,300    ROC Communities, Inc.............        81,675
      6,600    Saul Centers, Inc................        99,825
      8,600    Shurgard Storage Centers, Inc.
                 Class A........................       239,725
      5,300    South West Property Trust Inc....        82,150
      6,500    Spieker Properties, Inc..........       199,062
      2,200    Storage Trust Realty.............        52,525
      5,100    Storage USA, Inc.................       192,525
      7,100    Summit Properties, Inc...........       138,450
      5,100    Sun Communities, Inc.............       160,650
      4,600    Taubman Centers, Inc.............        52,900
      3,900    Thornburg Mortgage Asset Corp....        67,763
      1,600    Town and Country Trust...........        23,400
      5,000    TriNet Corporate Realty Trust, Inc.     171,250
     14,500    United Dominion Realty Trust, Inc.      213,875
      4,000    Universal Health Realty Income
                 Trust..........................        76,500
      1,600    Urban Shopping Centers, Inc......        42,000
      7,500    Vornado Realty Trust.............       332,812
      2,800    Walden Residential Properties, Inc.      63,700
     10,200    Washington Real Estate Investment
                 Trust..........................       169,575
      5,400    Weeks Corp.......................       152,550
      7,000    Weingarten Realty Investors......       273,000
      6,200    Wellsford Residential Property Trust    151,125
      4,300    Western Investment Real Estate
                 Trust..........................        56,975
                                                 -------------
                                                    12,354,224
                                                 -------------

               RESTAURANTS - 1.22%
      6,562    Apple South, Inc.................        95,149
      8,650    Applebee's International, Inc....       255,175
     14,400    Bob Evans Farms, Inc.............       181,800
     12,180  * Buffets, Inc.....................       114,187
      6,100    CKE Restaurants, Inc.............       184,525
      2,200  * Daka International, Inc..........        20,350
      7,200  * Foodmaker, Inc...................        67,500
      3,200  * International Dairy Queen, Inc.
                 Class A........................        60,800
      4,700  * Landry's Seafood Restaurants, Inc.      110,450
      8,300    Luby's Cafeterias, Inc...........       181,562
      4,800    Morrison Health Care, Inc........        66,600
      7,400  * NPC International Inc............        61,975
      4,425  * Papa John's International, Inc...       145,472

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               RESTAURANTS - Continued
        200  * Quality Dining, Inc.............. $       4,600
      3,200  * Rainforest Cafe, Inc.............        93,200
      4,900    Ruby Tuesday, Inc................        79,013
     18,600  * Ryan's Family Steak Houses, Inc..       127,875
      2,700    Sbarro, Inc......................        70,875
     12,200  * Shoney's, Inc....................        99,125
      4,750  * Sonic Corp.......................       110,437
      3,900  * Triarc Companies Inc. Class A....        44,363
                                                 -------------
                                                     2,175,033
                                                 -------------

               SAVINGS & LOAN - 1.83%
      5,720    ALBANK Financial Corp............       181,610
      6,200    American Federal Bank Fsb
                 Greenville.....................       117,800
      4,500    Astoria Financial Corp...........       168,750
      3,612    Bankers Corp.....................        69,982
      1,600    Bay View Capital Corp............        66,000
     11,920  * Cal Fed Bancorp Inc..............       287,570
      2,000    CitFed Bancorp, Inc..............        93,500
      4,900  * Coast Savings Financial Inc......       173,950
      1,785    Downey Financial Corp............        51,542
      1,910    Financial Trust Corp.............        53,480
      3,700  * FirstFed Financial Corp..........        86,487
     11,492  * Glendale Federal Bank FSB........       241,332
      2,900    JSB Financial, Inc...............       105,850
      5,100    Klamath First Bancorp............        75,862
      6,000    Long Island Bancorp, Inc.........       192,750
      1,800    Magna Bancorp, Inc...............        31,500
        800    ML Bancorp, Inc..................        11,800
      2,000    Peoples Bank of Bridgeport
                 Connecticut....................        56,000
      5,324    Peoples Heritage Financial Group
                 Inc............................       147,741
      3,459    Provident Bankshares Corp........       131,442
      1,466    Queens County Bancorp, Inc.......        68,536
      3,100    RCSB Financial, Inc..............        93,097
      2,700    Security Capital Corp............       191,025
     11,700    Sovereign Bancorp, Inc...........       154,294
      3,500    Standard Financial, Inc..........        68,688
      2,200    TR Financial Corp................        63,250
     10,600    Washington Federal, Inc..........       284,875
                                                 -------------
                                                     3,268,713
                                                 -------------

               SECURITIES RELATED - 0.85%
      3,100    Alex Brown Inc...................       186,000
      3,700    Enhance Financial Services Group
                 Inc............................       125,338
      8,817    Financial Security Assurance
                 Holdings Ltd...................       277,735
      2,700    Inter-Regional Financial Group, Inc.     95,513
        199    Investors Financial Services Corp.
                 Class A........................         3,980
      2,600    Jefferies Group, Inc.............        93,275
      3,250    Legg Mason, Inc..................       125,937
      1,206    Liberty Financial Companies, Inc.        42,662
        900    Mc Donald & Co. Investments, Inc.        27,450
      3,900    Morgan Keegan, Inc............... $      67,763
      5,600    Pioneer Group, Inc...............       135,100
      5,500    Piper Jaffray Companies, Inc.....        74,250
      2,821    Quick & Reilly Group Inc.........        79,693
      3,600    Raymond James Financial Inc......       100,800
      1,400  * White River Corp.................        80,675
                                                 -------------
                                                     1,516,171
                                                 -------------

               SEMICONDUCTORS - 1.87%
      6,100  * Actel Corp.......................       131,912
      8,100  * Alliance Semiconductor Corp......        64,800
      4,800  * Altron, Inc......................        89,700
      5,500  * Burr Brown Corp..................       133,375
      5,800  * Chips & Technologies, Inc........       119,625
      3,800    Cohu, Inc........................        89,300
      7,350  * Credence Systems Corp............       145,162
      3,300  * Cree Research, Inc...............        32,175
      8,300    Dallas Semiconductor Corp........       181,562
      6,200  * Electroglas, Inc.................       112,375
      5,800  * ESS Technology, Inc..............       111,650
      4,000  * Etec Systems, Inc................       114,000
      5,600  * FSI International, Inc...........        81,200
      1,900  * Fusion Systems Corp..............        35,625
      6,000  * Integrated Packaging Assembly
                 Corp...........................        47,250
      4,400  * Level One Communications, Inc....       151,250
      4,300  * Mattson Technology, Inc..........        45,688
      4,800  * MRV Communications Inc...........        97,200
      4,300  * Novellus Systems, Inc............       249,400
      2,600  * OnTrak Systems, Inc..............        46,150
      5,300  * Quickturn Design System, Inc.....        90,100
      9,200  * Ramtron International Corp.......        69,575
      1,850  * SDL, Inc.........................        41,163
      6,300  * Silicon Valley Group Inc.........       130,331
      3,200  * Siliconix, Inc...................        68,800
      2,600  * Speedfam International, Inc......        52,325
      2,900  * Triquint Semiconductor, Inc......        61,988
      3,900  * Unitrode Corp....................       104,325
      5,400  * Vitesse Semiconductor Corp.......       255,825
     11,000  * VLSIi Technology, Inc............       253,000
      5,850  * Zilog, Inc.......................       129,431
                                                 -------------
                                                     3,336,262
                                                 -------------

               TELECOMMUNICATIONS - 2.23%
      6,000    ABM Industries Inc...............       102,750
      2,900  * ACC Corp.........................        85,595
      5,400  * American Paging, Inc.............        31,725
      2,500  * Ancor Communications, Inc........        36,563
      4,600  * Arch Communications Group, Inc...        49,450
      1,000  * Atlantic Tele-Network, Inc.......        19,500
      3,600  * BroadBand Technologies, Inc......        64,800
      4,900  * California Amplifier, Inc........        32,463
      4,800  * CellStar Corp....................        54,000
      3,500  * Cellular Communications
                 International, Inc.............        93,187

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
      3,700  * Cellular Communications of
                 Puerto Rico, Inc............... $      75,850
      6,580  * Cellular Technical Services Inc..       108,570
      4,800  * Centennial Cellular Corp. Class A        54,600
      3,800  * Cidco, Inc.......................        66,975
      1,400  * CKS Group, Inc...................        28,525
      3,500  * Coherent, Inc....................        70,437
      4,900  * CommNet Cellular Inc.............       138,731
      1,100  * Diana Corp.......................        37,813
      4,200  * Digi International Inc...........        55,125
      2,900  * Digital Systems International, Inc.      44,588
      6,800  * DSP Communications, Inc..........       272,000
      4,900  * HighwayMaster Communications
                 Inc............................       101,675
      4,600  * InteliData Technologies Corp.....        33,063
      1,100  * Inter-Tel, Inc...................        19,663
      9,066  * International CableTel Inc.......       226,650
      5,400  * InterVoice, Inc..................        70,875
      2,800  * IPC Information Systems, Inc.....        46,200
      3,400  * Itron, Inc.......................        67,150
      1,400  * Mastec, Inc......................        65,450
      3,400  * Metricom, Inc....................        45,475
      9,615  * Metrocall, Inc...................        49,878
      2,794  * Millicom International Cellular S.A.    108,267
     16,100  * Mobile Telecommunications
                 Technologies Corp..............       183,137
      9,200  * MobileMedia Corp. Class A........        10,925
      4,800  * P-COM, Inc.......................       153,600
      2,700  * Plantronics, Inc.................       110,700
      6,640  * PriCellular Corp. Class A........        73,870
      5,300  * ProNet, Inc......................        26,831
      3,500  * Proxim, Inc......................        65,625
      3,300  * Quintel Entertainment, Inc.......        24,956
      4,400  * Sanmina Corp.....................       191,400
      6,100  * Symmetricom, Inc.................       114,756
      3,200  * Tel-Save Holdings, Inc...........        68,800
      2,600  * Teltrend, Inc....................        72,475
      4,100  * Transaction Network Services, Inc.       48,687
      5,200  * TresCom International, Inc.......        54,600
      5,300    U. S. Long Distance Corp.........        47,700
      7,600  * Vanguard Cellular Systems, Inc.
                 Class A........................       129,200
      5,300  * VideoLan Technologies, Inc.......         9,441
      6,400  * WinStar Communications, Inc......       132,800
      3,900  * Wireless One, Inc................        36,075
      1,700    Wireless Telecom Group...........        16,894
      2,300  * Xpedite Systems, Inc.............        41,975
                                                 -------------
                                                     3,972,040
                                                 -------------

               TEXTILE - PRODUCTS - 0.65%
     14,200  * Burlington Industries, Inc.......       152,650
      5,000  * Cone Mills Corp..................        41,875
      2,100  * Fabri-Centers of America, Inc.
                 Class A........................        32,287
      4,000  * Fieldcrest Cannon, Inc...........        56,500
      6,250    G&K Services, Inc. Class A.......       221,875
      2,900    Guilford Mills, Inc.............. $      73,588
      3,000  * Lydall, Inc......................        68,625
        600  * Marisa Christina, Inc............         4,350
      5,600  * Mohawk Industries, Inc...........       132,300
      2,700    Springs Industries, Inc..........       124,537
      6,100    Wellman, Inc.....................        99,888
      5,100  * WestPoint Stevens Inc. Class A...       153,000
                                                 -------------
                                                     1,161,475
                                                 -------------

               TOBACCO - 0.34%
      1,200  * Culbro Corp......................        69,150
     10,400    DIMON Inc........................       213,200
      2,200  * Mafco Consolidated Group.........        62,425
      9,100    Universal Corp...................       266,175
                                                 -------------
                                                       610,950
                                                 -------------

               TRUCKERS - 0.64%
      6,200  * American Freightways Corp........        65,875
      4,950    Arnold Industries, Inc...........        80,438
      5,521    Frozen Food Express Industries
                 Inc............................        53,830
      3,432  * Heartland Express, Inc...........        80,223
      2,200  * Knight Transportation, Inc.......        51,150
      4,200  * Landstar System Inc..............        97,125
      3,200  * M.S. Carriers, Inc...............        60,800
     12,575    Rollins Truck Leasing Corp.......       149,328
      4,600  * Swift Transportation Co., Inc....       110,687
      4,900    USFreightways Corp...............       127,094
      3,150    Werner Enterprises, Inc..........        50,400
      3,100    Xtra Corp........................       130,975
      5,900  * Yellow Corp......................        87,762
                                                 -------------
                                                     1,145,687
                                                 -------------

               UTILITIES - COMMUNICATION - 0.21%
      9,400    Aliant Communications, Inc.......       150,400
      4,800  * C-Tec Corp.......................       120,000
      1,400    CFW Communications Co............        30,450
      3,100    PXRE Corp........................        75,950
                                                 -------------
                                                       376,800
                                                 -------------

               UTILITIES - ELECTRIC - 1.77%
     10,200    Atlantic Energy, Inc.............       182,325
      3,600    Black Hills Corp.................        93,600
      5,900    Central Louisiana Electric Co., Inc.    168,150
      8,000    Central Maine Power Co...........        96,000
      5,100    CILCORP, Inc.....................       184,237
      6,500    Commonwealth Energy System
                 Companies......................       159,250
      2,300  * Destec Energy, Inc...............        35,650
      5,200    Eastern Utilities Associates.....        87,750
     11,400  * El Paso Electric Co..............        66,263
      2,100    Empire District Electric Co......        39,900
      5,900    Indiana Energy, Inc..............       143,813
      3,200    Interstate Power Co..............        96,000
      5,025    Madison Gas & Electric Co........       106,153
      5,800    Minnesota Power & Light Co.......       163,125

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
      9,300    Nevada Power Co.................. $     191,812
      2,875    Otter Tail Power Co..............        93,438
      9,700    Public Service Co. of New Mexico.       186,725
      6,800    Rochester Gas & Electric Corp....       130,050
      4,600    SIG Corp, Inc....................       159,275
      2,700    TNP Enterprises, Inc.............        68,513
     10,320  * Tuscon Electric Power Co.........       193,500
      3,700    United Illuminating Co...........       123,950
      8,800    Washington Gas Light Co..........       215,600
      5,900    WPL Holdings, Inc................       167,412
                                                 -------------
                                                     3,152,491
                                                 -------------

               UTILITIES - GAS, DISTRIBUTION - 0.82%
     11,600    AGL Resources, Inc...............       246,500
      4,600    Colonial Gas Co..................       106,950
      1,800    Connecticut Energy Corp..........        39,825
      5,000    Connecticut Natural Gas Corp.....       118,125
      3,600    Energen Corp.....................        97,200
        234    NGC Corp.........................         5,060
      5,700    Northwest Natural Gas Co.........       143,925
      1,200    NUI Corp.........................        23,850
      7,400    Piedmont Natural Gas Co., Inc....       185,925
      4,800    Public Service Co. of
                 North Carolina, Inc............        90,600
      1,514    South Jersey Industries, Inc.....        36,715
      7,800    Southwestern Energy Co...........       126,750
     10,100    Washington Energy Co.............       195,687
          9    World Fuel Services Corp.........           171
      2,150    Yankee Energy System, Inc........        47,031
                                                 -------------
                                                     1,464,314
                                                 -------------

               UTILITIES - GAS, PIPELINE - 0.13%
        400    North Carolina Natural Gas Corp..        11,700
      8,400    ONEOK Inc........................       226,800
                                                 -------------
                                                       238,500
                                                 -------------

               UTILITIES - MISCELLANEOUS - 0.79%
      5,200    Central Hudson Gas & Electric
                 Corp...........................       157,300
     16,299  * Citizens Utilities Co. Class B...       185,397
      6,800    IES Industries Inc...............       206,550
     10,550    MDU Resources Group, Inc.........       237,375
      1,000    Northwestern Public Service Co...        34,625
      3,600    Orange and Rockland Utilities, Inc.     128,700
      8,000    Sierra Pacific Resources......... $     229,000
      2,900    Trigen Energy Corp...............        79,750
      5,400    WPS Resources Corp...............       157,950
                                                 -------------
                                                     1,416,647
                                                 -------------

               WATER SERVICES - 0.19%
      3,000    Aquarion Co......................        76,500
        400    California Water Service Co......        15,550
      1,300    E'Town Corp......................        38,838
      3,150    Philadelphia Suburban Corp.......        59,062
      2,150    Southern California Water Co.....        50,525
      6,200    United Water Resources...........        94,550
                                                 -------------
                                                       335,025
                                                 -------------

               TOTAL COMMON STOCKS
               (Cost $153,570,088)..............   176,300,667
                                                 -------------

     PAR
    VALUE
-------------
               CORPORATE SHORT TERM
               COMMERCIAL PAPER - 1.02%

               MACHINERY - INDUSTRIAL/
               SPECIALTY - 1.02%
$ 1,819,000    Cooper Industries, Inc.,
                 5.40% due 12/2/96
                 (Cost $1,817,909)..............     1,817,909
                                                 -------------

               UNITED STATES GOVERNMENT -
               SHORT TERM - 0.11%

               U.S. TREASURY BILLS - 0.11%
    200,000    United States Treasury Bills,
                 5.14% due 12/19/96
                 (Cost $199,400)................       199,400
                                                 -------------

               TOTAL INVESTMENTS
               (Cost $155,587,397) - 99.92%.....   178,317,976
               Other assets and liabilities,
                 net - 0.08%....................       139,025
                                                 -------------
               NET ASSETS (equivalent
                 to $15.94 per share on
                 11,196,052 shares
                 outstanding) - 100%............ $ 178,457,001
                                                 -------------

             * Non-income producing

================================================================================
SMALL CAP INDEX FUND - CONTINUED  November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

                                                  UNREALIZED
   CONTRACTS                                     APPRECIATION
--------------------------------------------------------------
               FUTURES CONTRACTS PURCHASED(1)
               (Delivery month/Value at 11/27/96)
     10 (2)    Russell 2000 Index Futures
                 (December/$354.75)............. $      23,650
                                                 -------------

(1) U.S.Treasury Bills with a market value of approximately $200,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
(2) Per 500


NET ASSETS REPRESENTED BY:

Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  11,196,052 shares outstanding................. $     111,961
Additional paid in capital......................   130,482,645
Undistributed net realized gain on securities...    25,051,800
Undistributed net investment income.............        56,366
Unrealized appreciation of:
  Investments.................  $ 22,730,579
  Futures ....................        23,650        22,754,229
                                ------------     -------------

NET ASSETS APPLICABLETOSHARES
  OUTSTANDING    ..............................  $ 178,457,001
                                                 -------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SMALL CAP INDEX FUND                                        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the period ended November 27, 1996 INVESTMENT INCOME:
Dividends....................................................................................................   $   1,355,649
Interest.....................................................................................................         242,013
                                                                                                                -------------
   Total investment income...................................................................................       1,597,662
                                                                                                                -------------
EXPENSES:
Advisory fees................................................................................................         300,614
Custodian and accounting services............................................................................          32,363
Reports to shareholders......................................................................................          11,627
Audit fees and tax services..................................................................................           3,270
Directors' fees and expenses.................................................................................           2,329
Miscellaneous................................................................................................           5,224
                                                                                                                -------------
   Total expenses............................................................................................         355,427
                                                                                                                -------------
NET INVESTMENT INCOME........................................................................................       1,242,235
                                                                                                                -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
   Investments..............................................................................    $  14,326,947
   Futures contracts........................................................................          (70,211)     14,256,736
                                                                                                -------------
Net unrealized depreciation during the period:
   Investments..............................................................................      (17,301,533)
   Futures contracts........................................................................         (316,125)    (17,617,658)
                                                                                                -------------   -------------
      Net realized and unrealized loss on securities during the period.......................................      (3,360,922)
                                                                                                                -------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................   $  (2,118,687)
                                                                                                                -------------


                                                                                                  For the        For the fiscal
                                                                                               period ended       year ended
STATEMENT OF CHANGES IN NET ASSETS                                                           November 27, 1996   May 31, 1996
                                                                                             ----------------------------------
OPERATIONS:
Net investment income.......................................................................    $   1,242,235   $   2,051,245
Net realized gain on securities.............................................................       14,256,736      10,949,662
Net unrealized appreciation (depreciation) of securities during the period..................      (17,617,658)     31,694,970
                                                                                                -----------------------------
   Increase (decrease) in net assets resulting from operations..............................       (2,118,687)     44,695,877
                                                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................       (1,201,985)     (2,050,531)
Net realized gain on securities.............................................................                -      (2,945,819)
                                                                                                -----------------------------
   Decrease in net assets resulting from capital stock transactions.........................       (1,201,985)     (4,996,350)
                                                                                                -----------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................       10,781,162      26,328,751
Proceeds from capital stock issued for distributions reinvested.............................        1,201,985       4,996,350
                                                                                                -----------------------------
                                                                                                   11,983,147      31,325,101
Cost of capital stock repurchased...........................................................      (10,990,956)    (16,806,251)
                                                                                                -----------------------------
   Increase in net assets resulting from capital stock transactions.........................          992,191      14,518,850
                                                                                                -----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................................       (2,328,481)     54,218,377

NET ASSETS:
Beginning of period.........................................................................      180,785,482     126,567,105
                                                                                                -----------------------------
End of period (including undistributed net investment income of $56,366 and $16,116) .......    $ 178,457,001   $ 180,785,482
                                                                                                -----------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................................................................          702,464       1,827,343
Shares issued for distributions reinvested..................................................           78,769         350,648
Shares of capital stock repurchased ........................................................         (713,813)     (1,185,615)
                                                                                                -----------------------------
   Increase in shares outstanding...........................................................           67,420         992,376
Shares outstanding:
   Beginning of period......................................................................       11,128,632      10,136,256
                                                                                                -----------------------------
   End of period............................................................................       11,196,052      11,128,632
                                                                                                -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
INTERNATIONAL EQUITIES FUND       November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                MARKET
OF SHARES                                                VALUE
---------------------------------------------------------------

               COMMON STOCKS - 98.21%

               AEROSPACE/DEFENSE - 0.15%
     15,000    British Aerospace................ $     291,351
                                                 --------------

               AIRLINES - 0.74%
      4,100    British Airways plc - ADR........       406,925
     40,000  * Japan Air Lines Co. Ltd..........       241,483
     25,000    Lufthansa AG.....................       323,198
     60,000    Malay Airline System Bhd.........       155,551
     35,000    Singapore Airlines...............       332,073
                                                 --------------
                                                     1,459,230
                                                 --------------

               APPAREL & PRODUCTS - 0.48%
      2,000    Hennes & Mauritz AB - Series B...       289,855
     20,000    Onward Kashiyama Co., Ltd........       284,201
    163,039    Pacific Dunlop Ltd...............       372,978
                                                 --------------
                                                       947,034
                                                 --------------

               APPLIANCES/FURNISHINGS - 2.07%
     50,000    Brother Industries...............       247,132
     22,000    Matsushita Electric Industrial Co.
                 Ltd............................       386,408
      4,200    Matsushita Electric Industrial Co.
                 Ltd. - ADR.....................       738,675
     15,000    Philips Electronics NV...........       591,633
    133,000    Sanyo Electric Co. Ltd...........       639,762
      3,400    Sanyo Electric Co. Ltd. - ADR....        80,325
     30,000    Sharp Corp.......................       481,906
     13,970    Sony Corp - ADR..................       911,542
                                                 --------------
                                                     4,077,383
                                                 --------------

               AUTO - CARS - 4.27%
     20,000  * Daimler-Benz AG - ADR............     1,295,000
    100,000    Fiat S.p.A.......................       290,746
     15,000    Fiat S.p.A. - ADR................       219,375
     12,500    Honda Motor Co., Ltd. - ADR......       751,562
     35,000    Nissan Motor Co., Ltd............       256,708
     18,000    Nissan Motor Co., Ltd. - ADR.....       261,000
        500    Peugeot Citroen SA...............        60,276
     13,200    Peugeot Citroen SA - ADR.........       398,317
     98,000    Toyota Motor Corp................     2,715,975
     23,519    Toyota Motor Corp. - ADR.........     1,299,425
        500    Volkswagen Ag....................       196,783
     32,000    Volvo AB.........................       678,626
                                                 --------------
                                                     8,423,793
                                                 --------------

               AUTO - ORIGINAL EQUIPMENT - 0.09%
     25,000    Calsonic Corp....................       172,109
                                                 --------------

               AUTO - REPLACEMENT PARTS - 1.13%
     36,000    Bridgestone Corp.................       679,965
      1,600    Bridgestone Corp. - ADR..........       302,073
      5,550    Denso Corp.......................       487,013
     10,000    Michelin (CGDE) Class B..........       507,708
     20,000    Phoenix AG.......................       245,074
                                                 --------------
                                                     2,221,833
                                                 --------------

               BANKS - OTHER - 15.07%
     15,290    ABN Amro Holdings NV............. $     966,163
     60,000    AMMB Holdings BHD................       520,087
     50,000    Asahi Bank Ltd...................       489,850
      3,190    Asahi Bank Ltd. - ADR............       312,386
     10,000    Banco de Santander SA............       540,225
      5,700    Banco de Santander SA - ADR......       310,650
    136,000    Bank of Tokyo - Mitsubishi.......     2,832,833
      4,180    Bank of Tokyo Ltd. - ADR.........       696,544
     68,000    Bank of Yokohama Ltd.............       505,349
      2,296    Bank of Yokohama Ltd. - ADR......       170,554
     37,255    Barclays plc.....................       625,080
     15,840    Barclays plc - ADR...............     1,083,060
     40,000    Chiba Bank Ltd...................       306,443
     45,000    Commerce Asset Holding...........       343,756
    250,000    DCB Holdings BHD.................       855,927
     50,000    DCB Holdings BHD (Warrants)......        78,765
      6,300    Den Danske Bank AF 1871 - ADR....       475,327
     42,500    Deutsche Bank AG - ADR...........     2,008,792
     10,000  * Development Bank of Singapore
                 Ltd............................       131,260
     13,625  * Development Bank of Singapore
                 Ltd. - ADR.....................       715,381
     52,000    Dresdner Bank AG - ADR...........     1,552,106
     60,000    Fuji Bank Ltd....................     1,069,726
      4,830    Fuji Bank Ltd. - ADR.............       860,750
      6,180    HSBC Holdings plc - ADR..........     1,306,773
     53,000    Industrial Bank of Japan Ltd.....     1,057,193
     13,500    Istituto Mobiliare Italiano
                 S.p.A. - ADR...................       339,188
     48,000    Joyo Bank........................       323,248
        800    Joyo Bank (Rights)...............         2,563
    189,322    Lloyds TSB Group plc.............     1,282,033
     29,078    National Australia Bank Ltd......       348,172
      9,319    National Australia Bank Ltd.
                 - ADR..........................       555,645
     10,147    National Westminster Bank plc....       116,590
      9,100    National Westminster Bank
                 plc - ADR......................       632,450
     98,000    Sakura Bank Ltd..................       908,208
     30,000    Shizuoka Bank....................       346,867
     74,000    Sumitomo Bank....................     1,306,267
      3,410    Sumitomo Bank - ADR..............       601,676
     46,000    Tokai Bank.......................       535,922
      2,225    Tokai Bank - ADR.................       518,217
     25,000    Tokyo Trust & Banking............       225,066
      1,300    Union Bank of Switzerland AG.....     1,218,593
     21,300    Westpac Banking Corp.
                 Ltd. - ADR.....................       631,013
                                                 --------------
                                                    29,706,698
                                                 --------------

               BEVERAGE - BREWERS/
               DISTRIBUTORS - 1.49%
     38,800    Bass plc.........................       520,282
     96,100    Guinness plc.....................       724,857
     16,000    Kirin Brewery Co., Ltd...........       169,462
      4,995    Kirin Brewery Co., Ltd. - ADR....       524,475

================================================================================
INTERNATIONAL EQUITIES FUND-CONTINUED  November 27, 1996 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                MARKET
OF SHARES                                                VALUE
---------------------------------------------------------------
               BEVERAGE - BREWERS/
               DISTRIBUTORS - Continued
     12,000    LVMH ( Moet Hennessy Louis
                 Vuitton) - ADR................. $     588,000
     45,000    Sapporo Breweries................       401,147
                                                 --------------
                                                     2,928,223
                                                 --------------

               BROADCASTING - 0.48%
     50,000    British Sky Broadcasting Group plc      435,803
        750    Canal Plus.......................       173,583
    100,000  * General Cable....................       335,233
                                                 --------------
                                                       944,619
                                                 --------------

               BUILDING MATERIALS - 1.99%
     20,000    Asahi Glass Co. Ltd..............       210,062
      5,400    Asahi Glass Co. Ltd. - ADR.......       566,916
     30,342    CRH plc..........................       310,495
      2,505    Fletcher Challenge Building
                 Division.......................        69,514
      4,700    Glaverbel SA.....................       552,239
        725    Holderbank Finance Glarus........       512,365
     40,000    Inax Corp........................       341,395
      4,116    Lafarge SA.......................       259,308
     15,000  * Tostem Corp......................       436,893
     24,000    Toto Ltd.........................       317,740
        525    Toto Ltd. - ADR..................        69,475
     38,000    Uralita, SA......................       283,560
                                                 --------------
                                                     3,929,962
                                                 --------------

               CHEMICAL - MAJOR - 2.22%
     25,000    BASF Ag..........................       891,045
     10,000    Bayer AG.........................       391,765
     18,000    Bayer AG - ADR...................       705,937
      1,500    Ciba Geigy AG....................     1,856,568
     41,821  * Montedison S.p.A. - ADR..........       297,975
     20,000    Sekisui Chemical.................       227,714
                                                 --------------
                                                     4,371,004
                                                 --------------

               CHEMICAL - MISCELLANEOUS - 1.96%
     13,603    Air Liquide - ADR................       418,896
      5,100    Akzo Nobel N V- ADR..............       334,050
      8,500    Asahi Chemical Co. Ltd. - ADR....       560,166
     27,570  * BOC Group plc....................       414,520
     11,000    Imperial Chemical Industries
                 plc - ADR......................       577,500
    192,500    Nylex (Malaysia) Bhd.............       441,916
     23,100  * Shin Etsu Chemical Co............       432,233
     50,000    Toray Industries Inc.............       326,567
      5,500    Toray Industries Inc. - ADR......       359,065
                                                 --------------
                                                     3,864,913
                                                 --------------

               CONGLOMERATES - 3.42%
     54,390    Broken Hill Proprietary Co.
                 Ltd. - ADR..................... $   1,563,712
     43,006    BTR plc..........................       171,563
     37,426    BTR plc - ADR....................       597,543
      3,300    Itochu Corp. - ADR...............       203,793
     57,000    Keppel Corp. Ltd.................       459,481
     21,500    Keppel Corp. Ltd. - ADR..........       346,632
      8,000    Lagardere Groupe.................       239,713
     70,000    Marubeni Corp....................       323,124
      3,200    Marubeni Corp. - ADR.............       147,648
     42,000    Mitsubishi Corp..................       507,855
     50,000    Mitsui & Co......................       429,391
      2,200    Mitsui & Co. - ADR...............       376,200
     60,000    Sime Darby Holdings Ltd..........       223,234
    194,400    Sime Darby Holdings Ltd. - ADR...       723,421
    104,567    Tomkins plc......................       429,415
                                                 --------------
                                                     6,742,725
                                                 --------------

               CONSUMER FINANCE - 0.12%
     37,000    Nippon Shinpan Co................       238,720
                                                 --------------

               COSMETICS/TOILETRIES - 0.97%
      1,100    Loreal Co........................       392,083
     15,400    Loreal Co. - ADR.................     1,099,200
     34,490    Shiseido Ltd. - ADR..............       413,818
                                                 --------------
                                                     1,905,101
                                                 --------------

               DRUGS - 5.62%
     20,000    Astra AB Series A................       942,703
     70,400    Glaxo Wellcome plc - ADR.........     2,358,400
      7,700    Kissei Pharmaceutical Co.........       188,252
      5,000    Ono Pharmaceutical...............       159,753
        250    Roche Holdings AG................     1,902,237
      1,500    Sandoz AG........................     1,746,265
     27,000    Sankyo Co. Ltd...................       719,682
      3,000    Sanofi SA........................       269,503
     77,461    SmithKline Beecham Plc...........     1,051,683
     45,000    Takeda Chemical Industries Ltd...       869,815
     10,300  * Zeneca Group plc - ADR...........       866,488
                                                 --------------
                                                    11,074,781
                                                 --------------

               ELECTRICAL EQUIPMENT - 1.28%
     58,000    Delta plc........................       353,386
     15,000    Fanuc............................       487,202
     30,000    Fujikura.........................       260,018
     84,000    General Electric plc.............       536,440
     10,400    General Electric plc - ADR.......        66,227
     10,000    Murata Manufacturing Co..........       334,510
      3,400    Sumitomo Electric Industries
                 Ltd. - ADR.....................       491,927
                                                 --------------
                                                     2,529,710
                                                 --------------

================================================================================
INTERNATIONAL EQUITIES FUND-CONTINUED  November 27, 1996 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                MARKET
OF SHARES                                                VALUE
---------------------------------------------------------------
               ELECTRONIC INSTRUMENTS - 3.03%
     50,000    Hitachi Ltd...................... $     472,198
      8,550    Hitachi Ltd. - ADR...............       809,044
      6,000    Kyocera Corp.....................       389,232
    144,000    Mitsubishi Electric Corp.........       868,067
        600    Mitsubishi Electric Corp. - ADR..        36,153
     25,000    NEC Corp.........................       311,121
      5,100    NEC Corp. - ADR..................       317,475
     50,000    Racal Electronics plc............       220,416
      7,110    Schneider SA.....................       343,124
      8,000    Siemens AG.......................       377,456
     28,000    Siemens AG - ADR.................     1,322,524
     55,000    Yokogawa Electric................       500,000
                                                 --------------
                                                     5,966,810
                                                 --------------

               FINANCE COMPANIES - 1.29%
      4,000    Compagnie Bancaire SA............       440,478
        126    Credit Local de France...........        11,528
     17,992    Fortis Amev NV...................       578,423
     19,664    ING Groep NV.....................       673,480
      7,758    Societe Generale.................       840,817
                                                 --------------
                                                     2,544,726
                                                 --------------

               FOODS - 2.88%
     25,000    Ajinomoto Inc....................       286,849
      1,900    Ajinomoto Inc. - ADR.............       217,909
     21,329    Cadbury Schweppes plc............       185,190
     13,634    Cadbury Schweppes plc - ADR......       482,303
     31,266    Coca Cola Amatil Ltd.............       333,534
     10,000    Daiei, Inc.......................        84,643
     11,500    Daiei, Inc. - ADR................       184,000
    124,098    Grand Metropolitan...............       963,080
      5,346    KAO Corp - ADR...................       641,425
     38,000    Nestle S A - ADR.................     2,063,947
     30,000    Tate & Lyle plc..................       240,362
                                                 --------------
                                                     5,683,242
                                                 --------------

               FOOTWEAR - 0.31%
      4,500    Adidas AG........................       382,929
    700,000    Yue Yuen Industrial Holdings.....       235,376
                                                 --------------
                                                       618,305
                                                 --------------

               FREIGHT - 0.61%
     98,000  * Mitsui Osk Lines Ltd.............       266,408
     40,000    Nippon Yusen Kabushiki Kaish.....       199,117
      8,570    Nippon Yusen Kabushiki
                 Kaish - ADR....................       426,419
     31,683    P & O Steam Navigation...........       317,574
                                                 --------------
                                                     1,209,518
                                                 --------------

               HEALTHCARE - 0.33%
     33,159    Eisai Ltd........................       643,580
                                                 --------------

               HOME BUILDERS - 0.23%
     15,000    Daiwa House Industry Co. Ltd.....       211,827
        214    Sekisui Homes Ltd. - ADR.........        23,600
     20,000    Sekisui House Hokuriku, Ltd......       220,653
                                                 --------------
                                                       456,080
                                                 --------------

               HOSPITAL SUPPLIES - 0.39%
      1,000    Novo-Nordisk A/S................. $     184,134
     12,800    Novo-Nordisk A/S - ADR...........       590,400
                                                 --------------
                                                       774,534
                                                 --------------

               HOUSEHOLD PRODUCTS - 1.00%
      7,000    Katokichi Co.....................       144,572
     10,600    Unilever N V- ADR................     1,829,825
                                                 --------------
                                                     1,974,397
                                                 --------------

               INFORMATION PROCESSING - 0.66%
      5,000    CSK Corp.........................       144,307
      3,700    CSK Corp. - ADR..................       106,375
     14,000  * Fujitsu Ltd......................       134,687
      7,200  * Fujitsu Ltd. - ADR...............       346,184
    750,000  * Ing C. Olivetti & C. S.p.A.......       272,574
      2,250    SAP AG...........................       305,606
                                                 --------------
                                                     1,309,733
                                                 --------------

               INSURANCE - CASUALTY - 0.80%
     25,000    Mitsui Marine & Fire.............       162,180
     50,000  * Nippon Fire & Marine Insurance...       280,229
     25,000    Sumitomo Marine & Fire...........       178,950
     20,000    Tokio Marine & Fire Insurance Co.       222,418
     13,100    Tokio Marine & Fire Insurance
                 Co. - ADR......................       735,238
                                                 --------------
                                                     1,579,015
                                                 --------------

               INSURANCE - LIFE - 0.76%
     63,625    Irish Life plc...................       283,678
     30,240    Prudential plc - ADR.............     1,218,427
                                                 --------------
                                                     1,502,105
                                                 --------------

               INSURANCE - MULTILINE - 2.17%
        300    Allianz AG Holding...............       539,635
     43,549    Assic Generali...................       851,786
     17,962    AXA..............................     1,079,899
      7,000  * Gan Group........................       154,302
    104,864    Royal Sun Alliance...............       783,931
    150,000    Sedgwick Group plc...............       319,310
        500    Swiss Reinsurance AG.............       547,256
                                                 --------------
                                                     4,276,119
                                                 --------------

               LEISURE TIME - 1.34%
      8,000  * Canon, Inc. - ADR................       878,000
     20,000    Fuji Photo.......................       640,777
    150,000    Ladbroke Group plc...............       517,935
     85,000    Rank Group.......................       599,815
                                                 --------------
                                                     2,636,527
                                                 --------------

               LODGING - 0.43%
    275,000    Hong Kong & Shang Hai Hotels.....       537,033
     22,917    Hong Kong & Shang Hai Hotels
                 (Rights).......................         3,882
    180,000    Hotel Properties.................       297,903
                                                 --------------
                                                       838,818
                                                 --------------

================================================================================
INTERNATIONAL EQUITIES FUND-CONTINUED  November 27, 1996 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                MARKET
OF SHARES                                                VALUE
---------------------------------------------------------------

               MACHINE TOOLS - 0.44%
     35,000    Amada Co., Ltd................... $     297,794
     16,000    Makita Corp. - ADR...............       216,000
     40,000    Minebea Co. Ltd..................       345,984
                                                 --------------
                                                       859,778
                                                 --------------

               MACHINERY - CONSTRUCTION &
               CONTRACTS - 1.35%
        200    BBC Brown Boveri Limited-AG......       248,471
     15,000    Bilfinger & Berger Bau AG........       553,283
      2,000    Jean Lefebvre SA.................       102,817
     52,000    Kajima Corp......................       419,947
      2,340    Kajima Corp. - ADR...............       188,893
     16,000    Kumagai Gumi (Hong Kong)
                 Limited........................         4,914
     80,000    Kumagai Gumi Co..................        90,012
     70,000    Shimizu Corp.....................       596,205
      5,200    Volker Stevin....................       463,597
                                                 --------------
                                                     2,668,139
                                                 --------------

               MACHINERY -
               INDUSTRIAL/SPECIALTY - 3.36%
     10,000    Atlas Copco AB Series A..........       233,053
     20,000    Atlas Copco AB Series B..........       463,109
        125    Bobst SA.........................       171,259
     10,250    CNIM.............................       366,340
      8,000    Ebara Corp.......................       114,387
      2,530    Ebara Corp. - ADR................       361,588
     75,000    Halma plc........................       245,139
    325,000    Johan Holdings Berhad............       289,432
     50,000    Kawasaki Heavy Industries........       233,451
     54,000    Komatsu Ltd......................       467,079
        400    Komatsu Ltd. - ADR...............        69,166
     70,000    Kubota Corp......................       404,060
      1,350    Kubota Corp. - ADR...............       157,950
      1,000    Mannesmann AG....................       414,348
    140,000    Mitsubishi Hvy Industries........     1,176,346
      1,000    Rieter Holdings AG...............       285,626
      2,000    Rieter Holdings AG (Warrants)....         2,709
     78,595    Rolls Royce......................       335,274
     70,000    SASIB S.p.A......................       228,037
     25,247    Siebe plc........................       399,906
        350    Sulzer AG........................       198,584
                                                 --------------
                                                     6,616,843
                                                 --------------

               MEDICAL TECHNOLOGY - 0.12%
     20,000    Instrumentation Laboratory S. p. A.     245,000
                                                 --------------

               MERCHANDISE - SPECIALTY - 1.02%
     41,107    BAA plc..........................       337,620
    180,000    Dickson Concepts International Ltd.     664,615
     10,000    Esselte AB Series B..............       230,805
     35,000    Great Universal Stores plc.......       389,541
      1,500    Herlitz AG.......................       172,318
     15,000    Takashimaya Co...................       209,179
                                                 --------------
                                                     2,004,078
                                                 --------------

               MERCHANDISING - DEPARTMENT - 1.21%
        500    Karstadt AG...................... $     173,791
     15,000    Marks & Spencer plc..............       123,952
     25,033    Marks & Spencer plc - ADR........     1,238,002
     16,000    Marui Co., Ltd...................       307,855
     56,000    Mitsukoshi Ltd...................       514,034
        200    Mitsukoshi Ltd. - ADR............        18,350
                                                 --------------
                                                     2,375,984
                                                 --------------

               MERCHANDISING - FOOD - 1.81%
      2,550  * Carrefour SA.....................     1,567,578
     15,000    Delhaize-Le Lion, S.A............       885,996
    100,000    J. Sainsbury plc.................       616,829
      5,050    Koninklijke Ahold NV.............       303,194
     15,000    Melco International Development
                 Limited........................         4,947
     10,000    Uny Co. Ltd......................       186,231
                                                 --------------
                                                     3,564,775
                                                 --------------

               MERCHANDISING - MASS - 0.82%
     32,666    Argos plc........................       418,318
      3,960    Familymart Co....................       156,233
      4,050  * Ito-Yokado Co. Ltd. - ADR........       825,187
     20,000    Seiyu Ltd........................       208,297
                                                 --------------
                                                     1,608,035
                                                 --------------

               METALS - ALUMINUM - 0.10%
     40,000    Showa Aluminium Corp.............       198,058
                                                 --------------

               METALS - COPPER - 0.28%
      6,379    RTZ Corp. plc....................       102,966
      6,700    RTZ Corp. plc - ADR..............       440,525
                                                 --------------
                                                       543,491
                                                 --------------

               METALS - MISCELLANEOUS - 0.97%
        400    Alusuisse Lonza Holdings.........       314,885
      8,062    CRA Ltd. - ADR...................       527,196
        750    Degussa AG.......................       307,079
    105,100    North Ltd........................       312,052
     71,022  * Western Mining...................       452,278
                                                 --------------
                                                     1,913,490
                                                 --------------

               METALS - STEEL - 1.95%
        500    Bekaert SA.......................       417,196
     36,700    British Steel plc................       103,038
      2,000    British Steel plc - ADR..........        56,500
     50,000    Cockerill Sambre.................       198,476
     60,000    Kawasaki Steel...................       193,292
     15,420    Kawasaki Steel - ADR.............       496,539
    200,000  * Nippon Steel Co..................       623,125
    255,000  * NKK Corp.........................       657,193
    178,000    Sumitomo Metal Industries Ltd....       496,452
      7,400    Sumitomo Metal Industries
                 Ltd. - ADR.....................       206,299
     50,000  * Sumitomo Metal Mining............       393,204
                                                 --------------
                                                     3,841,314
                                                 --------------

================================================================================
INTERNATIONAL EQUITIES FUND-CONTINUED  November 27, 1996 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                MARKET
OF SHARES                                                VALUE
---------------------------------------------------------------
               MISCELLANEOUS - 0.25%
      8,000    Secom Co......................... $     485,084
                                                 --------------

               OIL - INTEGRATED
               INTERNATIONAL - 3.75%
     17,062    British Petroleum Co. plc - ADR..     2,350,290
     20,946    Elf Aquitaine SA - ADR...........       911,151
     10,000    Repsol S A - ADR.................       361,250
     17,098    Royal Dutch Petroleum Co. - ADR..     2,863,915
     11,207    Total............................       914,972
                                                 --------------
                                                     7,401,578
                                                 --------------

               OIL/GAS PRODUCERS - 1.28%
    160,000    Eni S.p.A........................       833,647
      2,505    Fletcher Challenge Energy Division       76,403
     13,500    Norsk Hydro A/S - ADR............       666,562
      5,000    OMV AG...........................       531,089
    100,000    Santos Limited...................       415,348
                                                 --------------
                                                     2,523,049
                                                 --------------

               PAPER/FOREST PRODUCTS - 0.73%
    149,394    Fletcher Challenge Forest Ltd....       244,146
      3,926  * Fletcher Challenge Ltd. - ADR....        63,798
      5,010    Fletcher Challenge Paper Division        90,180
     22,000    New Oji Paper Co., Ltd...........       159,223
        300    New Oji Paper Co., Ltd - ADR.....        22,012
     60,000    Nippon Paper Industries..........       335,216
     27,000  * UPM - Kymmene Corp...............       525,875
                                                 --------------
                                                     1,440,450
                                                 --------------

               PUBLISHING - NEWS - 1.02%
     68,409    Independent Newspapers plc.......       344,283
     22,500    News Corp Ltd. - ADR.............       478,125
     80,000    Reuters Holdings plc.............       964,130
     20,952  * United News & Media plc..........       234,244
                                                 --------------
                                                     2,020,782
                                                 --------------

               PUBLISHING/PRINTING - 0.89%
     30,000  * Dai Nippon Printing Co. Ltd......       558,694
      1,000  * Dai Nippon Printing Co. Ltd. - ADR      186,149
     61,380    Pearson plc......................       754,132
      2,000    Wolters Kluwer NV................       260,225
                                                 --------------
                                                     1,759,200
                                                 --------------

               RAILROAD - 1.03%
     30,000    Fukuyama Transporting Co.........       244,925
     90,000    Nagoya Railroad Co. Ltd..........       366,990
      9,218    Nagoya Railroad Co. Ltd. - ADR...       375,713
    101,970    Odakyu Electric Railway Co. Ltd..       630,900
     60,000    Tokyu Corp.......................       408,826
                                                 --------------
                                                     2,027,354
                                                 --------------

               REAL ESTATE - 2.63%
    129,441  * Great Eagle Holdings Ltd.........       537,364
     40,380    Hammerson plc....................       257,197
    240,000    Hang Lung Development Co.........       535,416
     63,000    Mitsubishi Estate Co. Ltd........       806,267
     35,000    Mitsui Fudosan...................       432,480

               REAL ESTATE - Continued
    152,600    Sun Hung Kai Properties Ltd...... $   1,934,069
    128,000    Wharf (Holdings) Ltd.............       672,090
                                                 --------------
                                                     5,174,883
                                                 --------------

               SECURITIES RELATED - 1.61%
     25,000    Daiwa Securities Co. Ltd.........       278,023
     61,000    Mitsubishi Trust & Banking Corp..     1,001,412
     35,000    Nomura Securities Co. Ltd........       608,561
      3,800    Nomura Securities Co. Ltd. - ADR.       660,432
    160,000    Peregrine Investment Holdings Ltd.      304,179
     16,000    Peregrine Investment Holdings
                 Ltd. (Warrants)................         5,690
      6,000    Yamaichi Securities Co. Ltd. - ADR      325,010
                                                 --------------
                                                     3,183,307
                                                 --------------

               TELECOMMUNICATIONS - 5.20%
     35,000    British Telecommunications plc...       221,170
     16,379    British Telecommunications
                 plc - ADR......................     1,040,066
     30,000  * Cable & Wireless plc.............       247,653
     46,982    Hong Kong Telecommunications
                 Ltd.- ADR......................       804,567
     15,395    Kon Ptt Nederland................       573,978
     12,000    Nokia AB OY......................       665,912
    100,000    Stet Societa' Finanziaria Telefonica
                 S.p.A..........................       414,973
      4,800    Telecom Corp. of New Zealand
                 Ltd. - ADR.....................       406,200
    300,000  * Telecom Italia Mobile............       691,843
    335,000    Telecom Italia S.p.A.............       782,519
     47,200    Telefonaktiebolage & LM Ericsson
                 Class B - ADR..................     1,410,100
     14,000    Telefonica de Espana.............       309,056
     14,600    Telefonica de Espana - ADR.......       961,775
    110,000    Telekom Malaysia Bhd.............     1,018,801
     16,500    Vodafone Group plc - ADR.........       697,125
                                                 --------------
                                                    10,245,738
                                                 --------------

               TEXTILE - PRODUCTS - 0.27%
     20,000    Courtaulds Textiles plc..........        83,808
      4,000  * DMC Dollfus Mieg.................        88,868
     30,000    Marzotto & Figli S.p.A...........       184,062
     15,000    Wacoal Corp......................       182,701
                                                 --------------
                                                       539,439
                                                 --------------

               TOBACCO - 0.67%
     74,376    B.A.T. Industries plc............       580,322
     40,100    B.A.T. Industries plc - ADR......       636,588
     32,000  * Swedish Match AB.................       105,031
                                                 --------------
                                                     1,321,941
                                                 --------------

               UTILITIES - ELECTRIC - 4.30%
    155,000    China Light & Power..............       665,520
     12,000    Empresa Nacional de Electridad
                 SA - ADR.......................       772,500
      6,500    Hidroel Cantabrico...............       219,024

================================================================================
INTERNATIONAL EQUITIES FUND-CONTINUED  November 27, 1996 STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

  NUMBER                                                MARKET
OF SHARES                                                VALUE
---------------------------------------------------------------
               UTILITIES - ELECTRIC - Continued
     30,000    Iberdrola SA..................... $     336,961
     36,600    Kansai Electric Power Co. Inc....       772,056
     80,000    National Power...................       616,829
      4,000    Oesterreichisch Elektrizitatswirt
                 Schafts - AG Class A...........       286,472
     30,000    RWE AG - ADR.....................     1,338,744
     48,488    Scottish Power plc...............       268,204
     10,000    Sydkraft AB......................       220,314
    145,000    Tenaga Nasional Bhd..............       660,004
     25,200    Tokyo Electric Power.............       573,839
     30,000    VEBA AG..........................     1,749,296
                                                 --------------
                                                     8,479,763
                                                 --------------

               UTILITIES - GAS, DISTRIBUTION - 0.20%
    127,000    Osaka Gas Co.....................       397,926
                                                 --------------

               WATER SERVICES - 1.17%
     10,196    Eaux (Cie Generale)..............     1,258,692
     20,000    Hyder plc........................       246,396
     25,857    Thames Water plc.................       248,342
     54,483    United Utilities plc.............       543,368
                                                 --------------
                                                     2,296,798
                                                 --------------

               TOTAL COMMON STOCKS
               (Cost $159,265,169)..............   193,578,975
                                                 --------------
   PAR
  VALUE
-----------

               UNITED STATES GOVERNMENT -
               SHORT TERM - 0.12%

               U.S. TREASURY BILLS - 0.12%
               United States Treasury Bills:
$   100,000      5.14% due 12/19/96.............        99,700
    150,000      5.125% due 12/19/96............       149,552
                                                 --------------
                                                       249,252
                                                 --------------

               TOTAL UNITED STATES GOVERNMENT -
               SHORT TERM
               (Cost $249,252)..................       249,252
                                                 --------------



               TOTAL INVESTMENTS
               (Cost $159,514,421) - 98.33%..... $ 193,828,227
               Other assets and liabilities,
                 net - 1.67%....................     3,284,301
                                                 --------------
               NET ASSETS (equivalent
                 to $11.43 per share on
                 17,246,490 shares
                 outstanding) - 100%............ $ 197,112,528
                                                 --------------
             * Non-income producing

                                                  UNREALIZED
  CONTRACTS                                      APPRECIATION
---------------------------------------------------------------

               FUTURES CONTRACTS PURCHASED(1)
               (Delivery month/Value at 11/27/96)
     27 (2)    Nikkei 225 Futures
                 (December/$188.31)............. $     118,938
                                                 --------------

               (1)U.S.Treasury Bills with a market value of
                 approximately $250,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
               (2)Per 500


----------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  17,246,490 shares outstanding................. $     172,465
Additional paid in capital......................   155,280,239
Undistributed net realized gain on securities...     7,137,125
Undistributed net investment income.............       113,982
Unrealized appreciation (depreciation) of:
  Investments.................$   34,313,806
  Futures ....................       118,938
                              --------------
  Foreign currency translation       (24,027)       34,408,717
                              ---------------   --------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING    .............................. $  197,112,528
                                                --------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
INTERNATIONAL EQUITIES FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the period ended November 27, 1996
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $275,195)...................................................       $   1,784,033
Interest...................................................................................................             421,009
                                                                                                                  --------------
   Total investment income.................................................................................           2,205,042
                                                                                                                 --------------
EXPENSES:
Advisory fees..............................................................................................             346,811
Custodian and accounting services..........................................................................              37,410
Reports to shareholders....................................................................................              12,518
Audit fees and tax services................................................................................               3,101
Directors' fees and expenses...............................................................................               2,738
Miscellaneous..............................................................................................              13,136
                                                                                                                   -------------
   Total expenses..........................................................................................             415,714
                                                                                                                   -------------
NET INVESTMENT INCOME......................................................................................           1,789,328
                                                                                                                   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments..............................................................................     $  2,757,132
   Foreign currency transactions............................................................          (28,610)
   Futures..................................................................................          (87,024)        2,641,498
Net unrealized appreciation (depreciation) during the period:
   Investments..............................................................................        2,401,497
   Foreign currency translation.............................................................          (25,775)
   Futures..................................................................................          (52,298)        2,323,424

      Net realized and unrealized gain on securities and foreign currencies during the period..............           4,964,922
                                                                                                                  --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................................................       $   6,754,250
                                                                                                                  -------------


                                                                                                    For the       For the fiscal
STATEMENT OF CHANGES IN NET ASSETS                                                                period ended       year ended
OPERATIONS:                                                                                     November 27, 1996   May 31, 1996
                                                                                                --------------------------------
Net investment income.......................................................................    $   1,789,328     $   3,381,202
Net realized gain on securities and foreign currency transactions...........................        2,641,498         7,822,417
Net unrealized appreciation of securities and translation of foreign currencies
   during the period........................................................................        2,323,424        10,529,705
                                                                                                --------------------------------
   Increase in net assets resulting from operations.........................................        6,754,250        21,733,324
                                                                                                --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................       (1,937,625)       (3,224,568)
Net realized gain on securities.............................................................                -        (4,471,011)
                                                                                                --------------------------------
   Decrease in net assets resulting from distributions to shareholders......................       (1,937,625)       (7,695,579)
                                                                                                --------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................       29,970,856        67,168,258
Proceeds from capital stock issued for distributions reinvested.............................        1,937,625         7,695,579
                                                                                                --------------------------------
                                                                                                   31,908,481        74,863,837
Cost of capital stock repurchased...........................................................      (45,871,914)      (91,733,125)
                                                                                                --------------------------------
   Decrease in net assets resulting from capital stock transactions.........................      (13,963,433)      (16,869,288)
                                                                                                --------------------------------
TOTAL DECREASE IN NET ASSETS................................................................       (9,146,808)       (2,831,543)

NET ASSETS:
Beginning of period.........................................................................      206,259,336       209,090,879
                                                                                                --------------------------------
End of period (including undistributed net investment income of $113,982 and $262,279) .....    $ 197,112,528     $ 206,259,336
                                                                                                ================================
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................................................................        2,729,389         6,277,440
Shares issued for distributions reinvested..................................................          175,942           721,434
Shares of capital stock repurchased ........................................................       (4,155,373)       (8,576,096)
                                                                                                --------------------------------
   Decrease in shares outstanding...........................................................       (1,250,042)       (1,577,222)
Shares outstanding:
   Beginning of period......................................................................       18,496,532        20,073,754
                                                                                                --------------------------------
   End of period............................................................................       17,246,490        18,496,532
                                                                                                --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
GROWTH FUND                   November 27, 1996          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)
 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------


               COMMON STOCKS - 89.26%

               ADVERTISING - 1.85%
    225,000    ADVO, Inc........................ $   2,840,625
    170,000  * Catalina Marketing Corp..........     8,627,500
                                                 -------------
                                                    11,468,125
                                                 -------------

               APPAREL & PRODUCTS - 0.87%
    100,000  * Tommy Hilfiger Corp..............     5,375,000
                                                 -------------

               AUTO - REPLACEMENT PARTS - 0.91%
    225,000  * AutoZone, Inc....................     5,625,000
                                                 -------------

               BANKS - REGIONAL - 1.65%
    225,000    Norwest Corp.....................    10,237,500
                                                 -------------

               BROADCASTING - 3.69%
    100,000    Comcast Corp. Class A............     1,681,250
    625,000    Comcast Corp.
                 Class A Special................    10,546,875
     50,000  * Cox Communications, Inc.
                 Class A........................     1,000,000
    375,000    Gaylord Entertainment Co.
                 Class A........................     7,968,750
     67,700  * Sinclair Broadcast Group, Inc....     1,616,338
                                                 -------------
                                                    22,813,213
                                                 -------------

               CONSUMER FINANCE - 0.80%
    415,000    Mercury Finance Co...............     4,928,125
                                                 -------------

               ENTERTAINMENT - 0.96%
     80,000    Walt Disney Co...................     5,920,000
                                                 -------------

               FINANCE COMPANIES - 4.24%
     60,000    Associates First Capital Corp....     2,895,000
    250,000    Green Tree Financial Corp........    10,468,750
     85,000    Household International, Inc.....     8,075,000
    160,000    Money Store Inc..................     4,820,000
                                                 -------------
                                                    26,258,750
                                                 -------------

               GOVERNMENT SPONSORED - 2.72%
     90,000    Federal Home Loan
                 Mortgage Corp..................    10,260,000
    160,000    Federal National Mortgage
                 Association....................     6,560,000
                                                 -------------
                                                    16,820,000
                                                 -------------

               HEALTHCARE - 6.65%
    310,000  * Apria Healthcare Group, Inc......     5,541,250
    125,000    Cardinal Health, Inc.............    10,546,875
    105,000  * PacifiCare Health System, Inc.
                 Class B........................     8,780,625
    168,300  * Patterson Dental Co..............     4,375,800
    425,000  * Quorum Health Group Inc..........    11,900,000
                                                 -------------
                                                    41,144,550
                                                 -------------

               HOSPITAL MANAGEMENT - 2.86%
    277,500    Columbia/HCA Healthcare Corp..... $  11,238,750
    200,000  * Vencor, Inc......................     6,475,000
                                                 -------------
                                                    17,713,750
                                                 -------------

               INFORMATION PROCESSING - 6.13%
    222,500  * BISYS Group, Inc.................     8,260,312
    123,300  * Ceridian Corp....................     5,918,400
    127,500    Electronic Data Systems Corp.....     6,088,125
    200,000    First Data Corp..................     8,075,000
    225,000  * SunGard Data Systems, Inc........     9,618,750
                                                 -------------
                                                    37,960,587
                                                 -------------

               INSURANCE - MISCELLANEOUS - 7.20%
    225,000    Ace Limited......................    12,909,375
    125,000    MGIC Investment Corp.............     9,359,375
    200,000    PMI Group Inc....................    11,650,000
    150,000    UNUM Corp........................    10,631,250
                                                 -------------
                                                    44,550,000
                                                 -------------

               LEISURE TIME - 1.42%
    187,000    Carnival Corp....................     5,890,500
    100,000  * Sabre Group Holdings Inc.........     2,900,000
                                                 -------------
                                                     8,790,500
                                                 -------------

               LODGING - 4.15%
    262,500  * HFS Inc..........................    16,800,000
    475,000    La Quinta Inns, Inc..............     8,906,250
                                                 -------------
                                                    25,706,250
                                                 -------------

               MERCHANDISE - DRUG - 3.98%
    375,000  * Eckerd Corp......................    12,937,500
    329,000  * Revco D.S., Inc..................    11,720,625
                                                 -------------
                                                    24,658,125
                                                 -------------

               MERCHANDISE - SPECIALTY - 8.17%
    200,000    Circuit City Stores, Inc.........     6,600,000
    245,000  * Cole National Corp. Class A......     6,247,500
    375,000  * Corporate Express, Inc...........    10,500,000
    650,000  * General Nutrition Cos, Inc.......    11,293,750
    120,000    Home Depot, Inc..................     6,195,000
    175,000  * Kohl's Corp......................     7,043,750
    110,000  * Micro Warehouse, Inc.............     2,695,000
                                                 -------------
                                                    50,575,000
                                                 -------------

               MERCHANDISING - MASS - 1.88%
    500,000  * Price/Costco, Inc................    11,625,000
                                                 -------------

               MISCELLANEOUS - 7.50%
    700,000  * ADT Ltd..........................    14,437,500
    575,000  * CUC International Inc............    14,878,125
    170,000  * Interim Services Inc.............     6,587,500
    105,000    Olsten Corp......................     1,470,000
    300,000    Service Corp. International......     9,037,500
                                                 -------------
                                                    46,410,625
                                                 -------------

================================================================================
GROWTH FUND-CONTINUED         November 27, 1996          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)
 NUMBER                                              MARKET
OF SHARES                                            VALUE
--------------------------------------------------------------


               OIL - SERVICES - 5.56%
    150,000  * BJ Services Co................... $   7,162,500
    125,000    Camco International, Inc.........     5,156,250
     45,000    Schlumberger Ltd.................     4,691,250
    150,000  * Smith International, Inc.........     6,075,000
    160,000  * Western Atlas Inc................    11,320,000
                                                 -------------
                                                    34,405,000
                                                 -------------

               PAPER/FOREST PRODUCTS - 2.07%
    250,000    Alco Standard Corp...............    12,812,500
                                                 -------------

               POLLUTION CONTROL - 3.24%
    200,000  * Republic Industries Inc..........     6,625,000
    412,000  * USA Waste Services, Inc..........    13,441,500
                                                 -------------
                                                    20,066,500
                                                 -------------

               PUBLISHING/PRINTING - 1.32%
    110,100  * Scholastic Corp..................     8,202,450
                                                 -------------

               RESTAURANTS - 4.74%
    325,000  * Boston Chicken, Inc..............    12,553,125
    200,000  * Lone Star Steakhouse &
                 Saloon, Inc....................     5,900,000
    375,000  * Outback Steakhouse Inc...........    10,875,000
                                                 -------------
                                                    29,328,125
                                                 -------------

               SECURITIES RELATED - 2.30%
    200,000    Franklin Resources, Inc..........    14,225,000
                                                 -------------

               TELECOMMUNICATIONS - 2.40%
    225,000  * Airtouch Communications, Inc.....     5,681,250
    291,900  * Paging Network, Inc..............     4,852,838
    150,000  * PanAmSat Corp....................     4,350,000
                                                 -------------
                                                    14,884,088
                                                 -------------

               TOTAL COMMON STOCKS
               (Cost $444,120,312)..............   552,503,763


================================================================================
GROWTH FUND-CONTINUED         November 27, 1996          STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)
    PAR                                              MARKET
   VALUE                                              VALUE
--------------------------------------------------------------


CORPORATE SHORT TERM
COMMERCIAL PAPER - 10.22%

               CONSUMER FINANCE - 1.87%
$ 11,577,000    Beneficial Corp.,
                 5.15% due 12/2/96.............. $  11,570,375
                                                 -------------

                FINANCE COMPANIES - 3.88%
   7,753,000    Ford Motor Credit Co.,
                 5.38% due 12/5/96..............     7,744,890
  16,307,000    General Electric Capital Corp.,
                 5.20% due 12/2/96..............    16,297,578
                                                 -------------
                                                    24,042,468
                                                 -------------

                SECURITIES RELATED - 4.47% Merrill Lynch & Co., Inc:
  14,400,000     5.32% due 12/4/96..............    14,387,232
  13,315,000     5.31% due 12/3/96..............    13,305,180
                                                 -------------
                                                    27,692,412
                                                 -------------

               TOTAL CORPORATE SHORT
               TERM COMMERCIAL PAPER
               (Cost $63,305,255)...............    63,305,255
                                                 -------------

               TOTAL INVESTMENTS
               (Cost $507,425,567) - 99.48%.....   615,809,018
               Other assets and liabilities,
                 net - 0.52%....................     3,191,245
                                                 -------------
               NET ASSETS (equivalent
                 to $17.51 per share on
                 35,357,627 shares
                 outstanding) - 100%............ $ 619,000,263
                                                 -------------
             * Non-income producing

---------------------------------------------------------------

NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  35,357,627 shares outstanding................. $     353,576
Additional paid in capital......................   497,871,246
Undistributed net realized gain on securities...    11,984,918
Undistributed net investment income.............       407,072
Unrealized appreciation of securities...........   108,383,451
                                                 -------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING .................................. $ 619,000,263
                                                 -------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
GROWTH FUND                                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)
STATEMENT OF OPERATIONS
For the period ended November 27, 1996 INVESTMENT INCOME:
Dividends....................................................................................................   $   1,021,327
Interest.....................................................................................................       1,284,215
                                                                                                                -------------
   Total investment income...................................................................................       2,305,542
                                                                                                                -------------
EXPENSES:
Advisory fees................................................................................................       1,996,428
Custodian and accounting services............................................................................          90,226
Reports to shareholders......................................................................................          36,053
Audit fees and tax services..................................................................................          12,295
Directors' fees and expenses.................................................................................           5,931
Miscellaneous................................................................................................          11,555

                                                                                                                -------------
   Total expenses............................................................................................       2,152,488
                                                                                                                -------------
NET INVESTMENT INCOME........................................................................................         153,054
REALIZED AND UNREALIZED GAINON SECURITIES:
Net realized gain on securities..............................................................................       2,548,468
Net unrealized appreciation of securities during the period..................................................      33,773,307
                                                                                                                -------------
   Net realized and unrealized gain on securities during the period..........................................      36,321,775
                                                                                                                -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................   $  36,474,829
                                                                                                                -------------
STATEMENT OF CHANGES IN NET ASSETS                                                                For the       For the fiscal
                                                                                                period ended      year ended
                                                                                              November 27, 1996  May 31, 1996
                                                                                              ---------------------------------
OPERATIONS:
Net investment income.......................................................................    $     153,054   $   2,125,410
Net realized gain on securities.............................................................        2,548,468      12,920,523
Net unrealized appreciation of securities during the period.................................       33,773,307      65,916,187
                                                                                                -------------   -------------
   Increase in net assets resulting from operations.........................................       36,474,829      80,962,120
                                                                                                -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................                -      (1,871,667)
Net realized gain on securities.............................................................                -      (3,757,835)
                                                                                                -------------   -------------
   Decrease in net assets resulting from distributions to shareholders......................                -      (5,629,502)
                                                                                                -------------   -------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................      157,030,999     258,993,562
Proceeds from capital stock issued for distributions reinvested.............................                -       5,629,502
                                                                                                -------------   -------------
                                                                                                  157,030,999     264,623,064
Cost of capital stock repurchased...........................................................         (292,632)    (14,782,740)
                                                                                                -------------   -------------
   Increase in net assets resulting from capital stock transactions.........................      156,738,367     249,840,324
                                                                                                -------------   -------------
TOTAL INCREASE IN NET ASSETS................................................................      193,213,196     325,172,942
NET ASSETS:
Beginning of period.........................................................................      425,787,067     100,614,125
                                                                                                -------------   -------------
End of period (including undistributed net investment income of $407,072 and $254,018) .....    $ 619,000,263   $ 425,787,067
                                                                                                -------------   -------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................................................................        9,549,113      17,658,112
Shares issued for distributions reinvested..................................................                -         382,244
Shares of capital stock repurchased ........................................................          (17,133)     (1,014,547)
                                                                                                -------------   -------------
   Increase in shares outstanding...........................................................        9,531,980      17,025,809
Shares outstanding:
   Beginning of period......................................................................       25,825,647       8,799,838
                                                                                                -------------   -------------
   End of period............................................................................       35,357,627      25,825,647
                                                                                                -------------   -------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
GROWTH & INCOME FUND         November 27, 1996           STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                               MARKET
OF SHARES                                              VALUE
--------------------------------------------------------------
               COMMON STOCKS - 86.01%

               ADVERTISING - 1.15%
     38,000    Omnicom Group, Inc............... $   1,957,000
                                                 --------------

               AEROSPACE/DEFENSE - 3.86%
      9,000    Logicon, Inc.....................       371,250
     50,200    McDonnell Douglas Corp...........     2,635,500
     25,000  * SCI Systems, Inc.................     1,337,500
     16,000    United Technologies Corp.........     2,236,000
                                                 --------------
                                                     6,580,250
                                                 --------------

               AUTO - ORIGINAL EQUIPMENT - 1.11%
     42,000    Danaher Corp.....................     1,890,000
                                                 --------------

               AUTO - OTHER - 0.57%
     22,000    Harley-Davidson, Inc.............       970,750
                                                 --------------

               BANKS - NEW YORK CITY - 1.02%
     16,000    CitiCorp.........................     1,734,000
                                                 --------------

               BANKS - OTHER - 2.24%
     20,000    BankAmerica Corp.................     2,040,000
     25,000    Mellon Bank Corp.................     1,784,375
                                                 --------------
                                                     3,824,375
                                                 --------------

               BANKS - REGIONAL - 1.35%
     20,000    Norwest Corp.....................       910,000
     15,000    Star Banc Corp...................     1,381,875
                                                 --------------
                                                     2,291,875
                                                 --------------

               BEVERAGE - SOFT DRINKS - 1.65%
     55,000    Coca-Cola Co.....................     2,811,875
                                                 --------------

               BROADCASTING - 0.44%
     30,000  * Evergreen Media Corp.............       757,500
                                                 --------------

               BUILDING MATERIALS - 0.20%
      6,000    Texas Industries, Inc............       335,250
                                                 --------------

               CHEMICAL - MAJOR - 0.72%
     27,000    Goodrich (B.F.) Co...............     1,204,875
        600    Hercules Inc.....................        29,025
                                                 --------------
                                                     1,233,900
                                                 --------------

               CHEMICAL - MISCELLANEOUS - 3.37%
     30,000  * Airgas, Inc......................       780,000
     50,000    Olin Corp........................     1,987,500
     34,000    Praxair, Inc.....................     1,649,000
     21,000    Sigma Aldrich Corp...............     1,320,375
                                                 --------------
                                                     5,736,875
                                                 --------------

               CONTAINERS - PAPER - 0.39%
     16,000  * Sealed Air Corp..................       662,000
                                                 --------------

               DRUGS - 1.29%
     24,800    Pfizer Inc.......................     2,204,100
                                                 --------------

               ELECTRONIC INSTRUMENTS - 1.91%
      7,200  * Dionex Corp...................... $     261,000
     45,000  * Dynatech Corp....................     2,148,750
     18,000  * Symbol Technologies, Inc.........       850,500
                                                 --------------
                                                     3,260,250
                                                 --------------

               FINANCE COMPANIES - 2.11%
     15,000    Green Tree Financial Corp........       628,125
      7,000    Household International, Inc.....       665,000
     21,000    Money Store Inc..................       632,625
     40,000    SunAmerica, Inc..................     1,665,000
                                                 --------------
                                                     3,590,750
                                                 --------------

               FOOTWEAR - 0.65%
     20,000    NIKE Inc. Class B................     1,115,000
                                                 --------------

               HARDWARE & TOOLS - 0.89%
     40,000    Black & Decker Corp..............     1,520,000
                                                 --------------

               HEALTHCARE - 3.74%
     30,000    Cardinal Health, Inc.............     2,531,250
     18,000  * Healthcare COMPARE Corp..........       769,500
     39,162  * HealthSouth Corp.................     1,458,784
     55,000    Omnicare, Inc....................     1,615,625
                                                 --------------
                                                     6,375,159
                                                 --------------

               HOSPITAL SUPPLIES - 2.73%
     30,200    Becton, Dickinson and Co.........     1,268,400
     46,000    Johnson & Johnson................     2,461,000
     23,000    United States Surgical Corp......       914,250
                                                 --------------
                                                     4,643,650
                                                 --------------

               INFORMATION PROCESSING - 11.84%
     40,000  * Adaptec, Inc.....................     1,495,000
     66,000  * BMC Software, Inc................     2,887,500
     26,000  * Ceridian Corp....................     1,248,000
     39,000  * Cisco Systems, Inc...............     2,652,000
     50,000    Computer Associates
                 International, Inc.............     3,256,250
     40,000    First Data Corp..................     1,615,000
     27,000  * Gateway 2000, Inc................     1,447,875
     18,000    HBO & Co.........................     1,014,750
     33,000    Paychex Inc......................     1,782,000
     53,000    Reynolds and Reynolds Co.
                 Class A........................     1,477,375
     41,417  * Sterling Commerce, Inc...........     1,304,648
                                                 --------------
                                                    20,180,398
                                                 --------------

               INSURANCE - CASUALTY - 0.72%
     32,000    Frontier Insurance Group, Inc....     1,220,000
                                                 --------------

               INSURANCE - LIFE - 1.63%
     50,000    Conseco Inc......................     2,768,750
                                                 --------------

               INSURANCE - MULTILINE - 3.71%
     50,000    Allstate Corp....................     3,006,250
     16,000    American Bankers Insurance
                 Group, Inc.....................       786,000


================================================================================
GROWTH & INCOME FUND-CONTINUED     November 27, 1996     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

 NUMBER                                               MARKET
OF SHARES                                              VALUE
--------------------------------------------------------------

               INSURANCE - MULTILINE - Continued
      4,000  * CNA Financial Corp............... $     428,500
     46,667    Travelers Group, Inc.............     2,105,833
                                                 --------------
                                                     6,326,583
                                                 --------------

               LEISURE TIME - 0.42%
     30,000  * Mirage Resorts Inc...............       720,000
                                                 --------------

               LODGING - 0.60%
     16,000  * HFS Inc..........................     1,024,000
                                                 --------------

               MACHINERY -
               INDUSTRIAL/SPECIALTY - 1.66%
     20,000    Dover Corp.......................     1,072,500
     40,000    Tidewater Inc....................     1,750,000
                                                 --------------
                                                     2,822,500
                                                 --------------

               MERCHANDISE - SPECIALTY - 2.21%
     29,000  * Consolidated Stores Corp.........     1,087,500
     40,000    Dollar General Corp..............     1,155,000
     75,375  * Staples, Inc.....................     1,516,922
                                                 --------------
                                                     3,759,422
                                                 --------------

               MERCHANDISING - FOOD - 1.85%
     16,000  * Kroger Co........................       720,000
     60,000  * Safeway Inc......................     2,437,500
                                                 --------------
                                                     3,157,500
                                                 --------------

               METALS - MISCELLANEOUS - 2.03%
     37,000    Oregon Metallurgical Corp........     1,313,500
     45,900    Precision Castparts Corp.........     2,145,825
                                                 --------------
                                                     3,459,325
                                                 --------------

               MISCELLANEOUS - 1.61%
     53,000    Equifax Inc......................     1,722,500
     28,000  * Robert Half International Inc....     1,029,000
                                                 --------------
                                                     2,751,500
                                                 --------------

               MOBILE HOMES - 0.66%
     50,200    Oakwood Homes Corp...............     1,116,950
                                                 --------------

               NATURAL GAS - DIVERSIFIED - 1.03%
     40,000    PanEnergy Corp...................     1,750,000
                                                 --------------

               OIL - INTEGRATED DOMESTIC - 1.71%
     35,000    Occidental Petroleum Corp........       835,625
     35,000  * Oryx Energy Co...................       717,500
     15,000    Phillips Petroleum Co............       671,250
     30,000    USX-Marathon Group...............       690,000
                                                 --------------
                                                     2,914,375
                                                 --------------

               OIL - INTEGRATED
               INTERNATIONAL - 0.90%
     11,090    British Petroleum Co. plc - ADR..     1,527,648
                                                 --------------

               OIL - SERVICES - 5.15%
     43,000    Baker Hughes Inc.................     1,580,250
     40,000  * BJ Services Co...................     1,910,000
     50,000  * Rowan Companies, Inc.............     1,175,000

               OIL - SERVICES - Continued
     30,000  * Smith International, Inc......... $   1,215,000
     48,000    Transocean Offshore Inc..........     2,898,000
                                                 --------------
                                                     8,778,250
                                                 --------------

               OIL/GAS PRODUCERS - 3.20%
     22,000    Helmerich & Payne, Inc...........     1,171,500
     50,000    Louisiana Land & Exploration Co..     2,993,750
     27,285    Noble Affiliates, Inc............     1,292,627
                                                 --------------
                                                     5,457,877
                                                 --------------

               PAPER/FOREST PRODUCTS - 0.83%
     20,000    Avery Dennison Corp..............     1,417,500
                                                 --------------

               POLLUTION CONTROL - 1.28%
     25,000  * United Waste Systems, Inc........       843,750
     40,800  * USA Waste Services, Inc..........     1,331,100
                                                 --------------
                                                     2,174,850
                                                 --------------

               PUBLISHING - NEWS - 0.51%
     12,000    Reuters Holdings Plc - ADR.......       868,500
                                                 --------------

               SEMICONDUCTORS - 0.36%
     20,000  * LSI Logic Corp...................       605,000
                                                 --------------

               TELECOMMUNICATIONS - 5.72%
     40,000  * ADC Telecommunications, Inc......     1,485,000
     35,475  * Andrew Corp......................     2,030,944
     45,000  * Cascade Communications Corp......     3,116,250
     44,000  * Tellabs, Inc.....................     1,760,000
     58,000  * WorldCom, Inc....................     1,355,750
                                                 --------------
                                                     9,747,944
                                                 --------------

               TOBACCO - 0.91%
     15,000    Philip Morris Cos Inc............     1,558,125
                                                 --------------

               UTILITIES - COMMUNICATION - 1.23%
     19,000    Century Telephone Enterprises, Inc.     610,375
     25,000    Cincinnati Bell, Inc.............     1,493,750
                                                 --------------
                                                     2,104,125
                                                 --------------

               UTILITIES - ELECTRIC - 1.86%
     30,000  * AES Corp.........................     1,455,000
     20,000    Illinova Corp....................       532,500
     30,000    Texas Utilities Co...............     1,188,750
                                                 --------------
                                                     3,176,250
                                                 --------------

               UTILITIES - GAS, PIPELINE - 0.99%
     30,000    Williams Companies, Inc..........     1,695,000
                                                 --------------

               TOTAL COMMON STOCKS
               (Cost $112,280,133)..............   146,576,931
                                                 --------------

================================================================================
GROWTH & INCOME FUND-CONTINUED     November 27, 1996     STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

    PAR                                               MARKET
   VALUE                                               VALUE
--------------------------------------------------------------

               CORPORATE BONDS - 5.39%

               AEROSPACE/DEFENSE - 0.50%
$   500,000    Rohr Inc.,
                 7.75% due 5/15/04.............. $     850,000
                                                 --------------

               AIRLINES - 0.37%
    500,000    Alaska Air Group Inc.,
                 6.50% due 6/15/05..............       623,750
                                                 --------------

               DRUGS - 0.30%
    500,000    ALZA Corp.,
                 5.00% due 5/1/06...............       505,000
                                                 --------------

               ELECTRONIC INSTRUMENTS - 0.24%
    300,000    C-Cube Microsystems Inc.,
                 5.875% due 11/1/05.............       414,000
                                                 --------------

               HEALTHCARE - 0.59%
    500,000    HealthSouth Corp.,
                 5.00% due 4/1/01...............     1,007,500
                                                 --------------

               INFORMATION PROCESSING - 1.07%
    500,000    National Data Corp.,
                 5.00% due 11/1/03..............       498,750
    500,000    Sci Systems Inc.,
                 5.00% due 5/1/06...............       646,250
    500,000    Storage Technology Corp.,
                 8.00% due 5/31/15..............       680,000
                                                 --------------
                                                     1,825,000
                                                 --------------

               INSURANCE - MULTILINE - 0.68%
  1,000,000    Equitable Cos Inc.,
                 6.125% due 12/15/24............     1,150,000
                                                 --------------

               LODGING - 0.69%
    500,000    HFS Inc.,
                 4.75% due 3/1/03...............       633,750
    500,000    Hilton Hotels Corp.,
                 5.00% due 5/15/06..............       540,000
                                                 --------------
                                                     1,173,750
                                                 --------------

               MERCHANDISE - SPECIALTY - 0.29%
    500,000    Home Depot Inc.,
                 3.25% due 10/1/01..............       497,500
                                                 --------------

               MERCHANDISING - MASS - 0.30%
    500,000    Price Co.,
                 6.75% due 3/1/01...............       511,250
                                                 --------------

               OIL - SERVICES - 0.36%
$   500,000    Nabors Industries, Inc.,
                 5.00% due 5/15/06.............. $     620,000
                                                 --------------

               TOTAL CORPORATE BONDS
               (Cost $9,098,670)................     9,177,750
                                                 --------------

               CORPORATE SHORT TERM
               COMMERCIAL PAPER - 7.92%

               FINANCE COMPANIES - 2.74%
  4,676,000    Ford Motor Credit Co.,
                 5.38% due 12/4/96..............     4,671,807
                                                 --------------

               MERCHANDISING - MASS - 0.72%
  1,224,000    Toys "R" Us Inc.,
                 5.23% due 12/2/96..............     1,223,289
                                                 --------------

               SECURITIES RELATED - 4.46%
  7,600,000    Merrill Lynch & Co., Inc.,
                 5.32% due 12/3/96..............     7,594,384
                                                 --------------

               TOTAL CORPORATE SHORT
               TERM COMMERCIAL PAPER
               (Cost $13,489,480)...............    13,489,480
                                                 --------------

               TOTAL INVESTMENTS
               (Cost $134,868,283) - 99.32%.....   169,244,161
               Other assets and liabilities,
                 net - 0.68%....................     1,165,444
                                                 --------------

               NET ASSETS (equivalent
                 to $16.13 per share on
                 10,564,047 shares
                 outstanding) - 100%............ $ 170,409,605
                                                 --------------
             * Non-income producing

---------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  10,564,047 shares outstanding................. $     105,640
Additional paid in capital......................   131,535,988
Accumulated net realized gain on securities.....     4,249,440
Undistributed net investment income.............       142,659
Unrealized appreciation of securities...........    34,375,878
                                                 --------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING    ..............................  $ 170,409,605
                                                 --------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
GROWTH & INCOME FUND                                        FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the period ended November 27, 1996
INVESTMENT INCOME:
Dividends....................................................................................................   $     502,121
Interest.....................................................................................................         531,447
                                                                                                                --------------
   Total investment income...................................................................................       1,033,568
                                                                                                                --------------
EXPENSES:
Advisory fees................................................................................................         511,197
Custodian and accounting fees................................................................................          24,285
Reports to shareholders......................................................................................           9,419
Audit fees and tax services..................................................................................           2,994
Directors' fees and expenses.................................................................................           1,593
Miscellaneous................................................................................................           3,270
                                                                                                                --------------
   Total expenses............................................................................................         552,758
                                                                                                                --------------

NET INVESTMENT INCOME........................................................................................         480,810
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities..............................................................................       1,127,513
Net unrealized appreciation on securities during the period..................................................      12,952,466
                                                                                                                --------------
      Net realized and unrealized gain on securities during the period.......................................      14,079,979
                                                                                                                --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................   $  14,560,789
                                                                                                                --------------


STATEMENT OF CHANGES IN NET ASSETS                                                                  For the     For the fiscal
                                                                                                 period ended      year ended
                                                                                               November 27, 1996  May 31, 1996
                                                                                               -------------------------------
OPERATIONS:
Net investment income.......................................................................   $      480,810   $     475,333
Net realized gain on securities.............................................................        1,127,513       4,151,221
Net unrealized appreciation of securities during the period.................................       12,952,466      17,414,828
                                                                                               -------------------------------

   Increase in net assets resulting from operations.........................................       14,560,789      22,041,382
                                                                                               -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................         (423,427)       (392,678)
Net realized gain on securities.............................................................                -        (556,363)
                                                                                               -------------------------------

   Decrease in net assets resulting from distributions to shareholders......................         (423,427)       (949,041)
                                                                                               -------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................       43,288,004      62,680,575
Proceeds from capital stock issued for distributions reinvested.............................          423,427         949,041
                                                                                               -------------------------------

                                                                                                   43,711,431      63,629,616
Cost of capital stock repurchased...........................................................         (985,467)    (14,042,186)
                                                                                               -------------------------------

   Increase in net assets resulting from capital stock transactions.........................       42,725,964      49,587,430
                                                                                               -------------------------------

TOTAL INCREASE IN NET ASSETS................................................................       56,863,326      70,679,771
NET ASSETS:
Beginning of period.........................................................................      113,546,279      42,866,508
                                                                                               -------------------------------

End of period (including undistributed net investment income of $142,659 and $85,276) ......   $  170,409,605   $ 113,546,279
                                                                                               -------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................................................................        2,914,935       4,772,881
Shares issued for distributions reinvested..................................................           27,975          73,503
Shares of capital stock repurchased ........................................................          (63,487)     (1,028,347)
                                                                                               -------------------------------

   Increase in shares outstanding...........................................................        2,879,423       3,818,037
Shares outstanding:
   Beginning of period......................................................................        7,684,624       3,866,587
                                                                                               -------------------------------

   End of period............................................................................       10,564,047       7,684,624
                                                                                               -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCIENCE & TECHNOLOGY FUND        November 27, 1996       STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

NUMBER                                               MARKET
OF SHARES                                             VALUE
-----------------------------------------------------------
          COMMON STOCKS - 92.78%

          AEROSPACE/DEFENSE - 1.26%
225,000   OEA, Inc. .........................  $  9,056,250
                                               ------------
          DRUGS - 1.84%
250,000 * ALZA Corp. ........................     7,062,500
100,000 * Amgen Inc. ........................     6,112,500
                                               ------------
                                                 13,175,000
                                               ------------
          ELECTRICAL EQUIPMENT - 0.16%
 71,600 * Anixter International Inc. ........     1,172,450
                                               ------------

          HOSPITAL SUPPLIES - 3.92%
200,000 * Boston Scientific Corp. ...........    11,650,000
225,000   Stryker Corp. .....................     6,553,125
250,000   United States Surgical Corp. ......     9,937,500
                                               ------------
                                                 28,140,625
                                               ------------

          INFORMATION PROCESSING -
          BUSINESS SOFTWARE - 24.50%
168,700   Adobe Systems Inc. ................     6,663,650
 60,000 * Baan Co ...........................     2,152,500
900,000 * BMC Software, Inc. ................    39,375,000
200,000 * Cadence Design Systems, Inc. ......     7,825,000
240,000 * Epic Design Technology, Inc. ......     5,970,000
 50,000 * HNC Software, Inc. ................     1,462,500
500,000 * Informix Corp. ....................    11,625,000
175,000   Intel Corp. .......................    22,159,375
200,000 * Medic Computer Systems, Inc. ......     6,800,000
100,000 * Microsoft Corp ....................    15,550,000
550,000 * Oracle Corp .......................    27,087,500
 80,000 * Peoplesoft Inc. ...................     7,200,000
650,000 * PLATINUM technology, Inc. .........     7,881,250
250,000 * Synopsys Inc. .....................    11,140,625
 65,000 * Veritas Software Corp..............     2,990,000
                                               ------------
                                                175,882,400
                                               ------------

          INFORMATION PROCESSING -
          COMPUTER HARDWARE SYSTEMS - 1.92%
150,000 * Adaptec, Inc. .....................     5,606,250
200,000 * Silicon Graphics, Inc. ............     3,900,000
 75,000 * Sun Microsystems, Inc. ............     4,303,125
                                               ------------
                                                 13,809,375
                                               ------------
          INFORMATION PROCESSING -
          COMPUTER SERVICES - 16.88%
500,000 * America Online, Inc. ..............    17,437,500
 43,200 * Aurum Software, Inc. ..............     1,479,600
130,000   Automatic Data Processing, Inc. ...     5,573,750
100,000 * Cambridge Technology Partners,
               Inc. .........................     3,050,000
 75,000 * Ceridian Corp. ....................     3,600,000
250,000 * Checkfree Corp. ...................     4,281,250
139,800 * Cognos, Inc. ......................     5,102,700
300,000   Electronic Data Systems Corp.......    14,325,000
349,600   First Data Corp. ..................    14,115,100
 78,300 * Gartner Group, Inc. ...............     2,897,100
 50,000 * Harbinger Corp. ...................     1,287,500
125,000   National Data Corp. ...............     4,937,500
100,000 * Netscape Communications Corp. .....     5,587,500
400,000 * Premenos Technology Corp. .........     4,150,000
 40,000 * Rational Software Corp. ...........     1,355,000
 30,000 * Renaissance Solutions, Inc. .......     1,119,375
 80,000 * Security Dynamics Technologies,
               Inc. .........................     3,300,000
140,000 * Sterling Commerce, Inc. ...........     4,410,000
100,000   Sterling Software, Inc. ...........     3,300,000
290,800 * SunGard Data Systems, Inc. ........    12,431,700
150,000 * Vantive Corp. .....................     5,193,750
 50,000 * Viasoft, Inc. .....................     2,231,250
                                               ------------
                                                121,165,575
                                               ------------

          INFORMATION PROCESSING -
          CONSUMER SOFTWARE - 4.80%
 60,000 * CBT Group PLC .....................     3,480,000
207,600 * Expert Software Inc. ..............       921,225
 75,000 * Inso Corp .........................     3,032,813
350,000 * Intuit ............................    12,687,500
250,000 * Macromedia, Inc. ..................     4,437,500
150,000 * Platinum Software Corp. ...........     1,800,000
290,000 * Pure Atria Corp. ..................     8,120,000
                                               ------------
                                                 34,479,038
                                               ------------

          INFORMATION PROCESSING -
          NETWORKING - 16.23%
200,000 * Ascend Communications Inc. ........    14,475,000
 75,000 * Cascade Communications Corp........     5,193,750
330,000 * Cisco Systems, Inc. ...............    22,440,000
 50,000 * Citrix Systems, Inc. ..............     2,262,500
150,000 * FORE Systems, Inc. ................     5,906,250
300,000 * Network General Corp. .............     7,087,500
300,000 * Newbridge Networks Corp. ..........     8,587,500
 50,000 * Remedy Corp. ......................     2,306,250
230,000 * Shiva Corp. .......................     9,315,000
400,000 * Sync Research, Inc. ...............     7,000,000
400,000 * 3Com Corp. ........................    30,150,000
 60,000 * Verilink Corp. ....................     1,777,500
                                               ------------
                                                116,501,250
                                               ------------

          MEDICAL TECHNOLOGY - 0.19%
 60,000 * Heartport, Inc. ...................     1,372,500
                                               ------------

          MISCELLANEOUS - 0.99%
275,000 * CUC International Inc. ............     7,115,625
                                               ------------

          SECURITIES RELATED - 0.32%
123,200 * Investment Technology Group Inc. ..     2,310,000
                                               ------------

          SEMICONDUCTORS - 11.83%
100,000 * Altera Corp. ......................     7,500,000
600,000 * Analog Devices, Inc. ..............    18,975,000
350,000   Linear Technology Corp. ...........    16,668,750
450,000 * Maxim Integrated Products, Inc. ...    20,081,250
494,000 * Xilinx, Inc. ......................    21,736,000
                                               ------------
                                                 84,961,000
                                               ------------


==================================================================================
SCIENCE & TECHNOLOGY FUND-CONTINUED   November 27, 1996    STATEMENT OF NET ASSETS
----------------------------------------------------------------------------------
                                                                (Unaudited)

NUMBER                                                MARKET
OF SHARES                                              VALUE
---------------------------------------------------------------
            TELECOMMUNICATIONS-7.94%

165,300    *ADC Telcommunications, Inc. .......   $   6,136,762
300,000    *Airtouch Communications, Inc. .....       7,575,000
 20,200    *ANADIGICS, Inc. ...................         727,200
170,600    *Centennial Cellular Corp.
            Class A ...........................       1,940,575
 85,000    *EchoStar Communications
             Corp..............................       2,295,000
483,400    *Glenayre Technologies, Inc. .......      11,843,300
 96,000    *Millicom International
             Cellular S.A .....................       3,720,000
180,000    *Omnipoint Corp. ...................       4,747,500
234,000    *PanAmSat Corp. ....................       6,786,000
 35,100    *Summa Four, Inc. ..................         318,094
 40,000    *Tellabs, Inc. .....................       1,600,000
170,000     Vodafone Group plc-ADR ............       7,182,500
150,000    *Western Wireless Corp. ............       2,100,000
                                                  -------------
                                                     56,971,931
                                                  -------------
            TOTAL COMMON STOCKS
            (Cost $540,058,590) ...............     666,113,019
                                                  -------------
PAR
VALUE

            CORPORATE SHORT TERM
            COMMERCIAL PAPER - 6.39%

            FINANCE COMPANIES - 3.29%
            Ford Motor Credit Co.:
$9,430,000  5.38% due 12/4/96..................       9,421,544
14,239,000  5.25% due 12/2/96..................      14,230,694
                                                  -------------
                                                     23,652,238
                                                  -------------

            MACHINERY - INDUSTRIAL/
            SPECIALTY - 0.61%

$4,346,000  Cooper Industries, Inc.,
             5.40% due 12/2/96 ................   $   4,343,393
                                                  -------------

            SECURITIES RELATED - 2.49%
 17,867,00  Merrill Lynch & Co., Inc.,
             5.32% due 12/3/96 ................      17,853,798
                                                  -------------

            TOTAL CORPORATE SHORT
            TERM COMMERCIAL PAPER
            (Cost $45,849,429).................      45,849,429
                                                  -------------

            TOTAL INVESTMENTS
            (Cost $585,908,019) - 99.17%.......     711,962,448
            Other assets and liabilities,
             net - 0.83% ......................       5,940,454
                                                  -------------

            NET ASSETS (equivalent to
             $21.28 per share on
             33,739,714 shares
             outstanding) - 100% ..............   $ 717,902,902
                                                  -------------

          * Non-income producing
---------------------------------------------------------------
NET ASSETS REPRESENTED BY:

Capital stock, $.01 par value per share,
 1,000,000,000 shares authorized,
 33,739,714 shares outstanding.................   $     337,397
Additional paid in capital ....................     561,375,704
Undistributed net realized gain on securities .      30,656,542
Accumulated net investment loss  ..............        (521,170)
Unrealized appreciation of securities .........     126,054,429
                                                  -------------
NET ASSETS APPLICABLE TO SHARES
   OUTSTANDING ................................   $ 717,902,902
                                                  -------------


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCIENCE & TECHNOLOGY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the period ended November 27, 1996
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $20,679)......................................................   $     439,901
Interest.....................................................................................................       1,925,856
                                                                                                                -------------
   Total investment income...................................................................................       2,365,757
                                                                                                                -------------
EXPENSES:
Advisory fees................................................................................................       2,691,919
Custodian and accounting services............................................................................         105,960
Reports to shareholders......................................................................................          42,316
Audit fees and tax services..................................................................................          13,460
Directors fees and expenses..................................................................................           7,409
Miscellaneous................................................................................................          25,863
                                                                                                                -------------

   Total expenses............................................................................................       2,886,927
                                                                                                                -------------

NET INVESTMENT LOSS..........................................................................................        (521,170)
REALIZED AND UNREALIZED GAIN ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain on:
   Investments.............................................................................    $    1,921,451
   Foreign currency transactions...........................................................             1,633       1,923,084
                                                                                               --------------   -------------
Net unrealized appreciation of securities during the period..................................................      32,451,032
                                                                                                                -------------

   Net realized and unrealized gain on securities during the period..........................................      34,374,116
                                                                                                                -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................   $  33,852,946
                                                                                                                -------------

                                                                                                   For the      For the fiscal
                                                                                                period ended      year ended
                                                                                              November 27, 1996  May 31, 1996
                                                                                                -----------------------------
STATEMENT OF CHANGES IN NET ASSETS
OPERATIONS:
Net investment loss.........................................................................    $    (521,170)  $    (250,091)
Net realized gain on securities.............................................................        1,923,084      59,379,986
Net unrealized appreciation of securities during the period.................................       32,451,032      79,262,122
                                                                                                -----------------------------

   Increase in net assets resulting from operations.........................................       33,852,946     138,392,017
                                                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................                -         (30,219)
Net realized gain on securities.............................................................                -     (39,016,725)
                                                                                                -----------------------------

   Decrease in net assets resulting from distributions to shareholders......................                -     (39,046,944)
                                                                                                -----------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................      152,086,898     310,357,765
Proceeds from capital stock issued for distributions reinvested.............................                -      39,046,944
                                                                                                -----------------------------

                                                                                                  152,086,898     349,404,709
Cost of capital stock repurchased...........................................................      (35,223,553)    (48,246,211)
                                                                                                -----------------------------

   Increase in net assets resulting from capital stock transactions.........................      116,863,345     301,158,498
                                                                                                -----------------------------

TOTAL INCREASE IN NET ASSETS................................................................      150,716,291     400,503,571
NET ASSETS:
Beginning of period.........................................................................      567,186,611     166,683,040
                                                                                                -----------------------------

End of period (including undistributed net investment income of ($521,170) and $0) .........    $ 717,902,902   $ 567,186,611
                                                                                                -----------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................................................................        7,829,419      16,506,873
Shares issued for distributions reinvested..................................................                -       2,210,100
Shares of capital stock repurchased ........................................................       (1,785,578)     (2,571,296)
                                                                                                -----------------------------

   Increase in shares outstanding...........................................................        6,043,841      16,145,677
Shares outstanding:
   Beginning of period......................................................................       27,695,873      11,550,196
                                                                                                -----------------------------

   End of period............................................................................       33,739,714      27,695,873
                                                                                                -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SOCIAL AWARENESS FUND          November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                         MARKET
   OF SHARES                                        VALUE
--------------------------------------------------------------
               COMMON STOCKS - 96.51%

               AIRLINES - 0.42%
      3,420   *AMR Corp......................... $     306,945
      1,750    Delta Air Lines, Inc.............       130,375
                                                 -------------
                                                       437,320
                                                 -------------

               APPLIANCES/FURNISHINGS - 0.18%
      3,697    Whirlpool Corp...................       183,464
                                                 -------------

               AUTO - CARS - 0.91%
     26,805    Chrysler Corp....................       951,577
                                                 -------------

               AUTO - ORIGINAL EQUIPMENT - 0.01%
        180    Arvin Industries, Inc............         4,298
                                                 -------------

               AUTO - REPLACEMENT PARTS - 0.90%
      1,910    Echlin Inc.......................        64,224
      8,679    Genuine Parts Co.................       394,894
      9,830    Goodyear Tire & Rubber Co........       477,984
                                                 -------------
                                                       937,102
                                                 -------------

               BANKS - NEW YORK CITY - 3.30%
      4,393    Bank of New York Co., Inc........       154,304
     11,246    Chase Manhattan Corp.............     1,057,124
     11,453    CitiCorp.........................     1,241,219
     10,520    J.P. Morgan & Co. Inc............       991,510
                                                 -------------
                                                     3,444,157
                                                 -------------

               BANKS - OTHER - 3.25%
      1,131    Bank of Boston Corp..............        78,039
     10,042    BankAmerica Corp.................     1,024,284
      4,426    First Chicago Corp...............       256,708
      9,247    First Union Corp.................       712,019
      3,856    Fleet Financial Group, Inc.......       215,454
      2,936    Mellon Bank Corp.................       209,557
      5,022    National City Corp...............       231,639
      1,122    US Bancorp.......................        48,106
      2,156    Wells Fargo & Co.................       610,148
                                                 -------------
                                                     3,385,954
                                                 -------------

               BANKS - REGIONAL - 2.99%
     13,281    Banc One Corp....................       620,887
      2,042    Boatmen's Bancshares, Inc........       135,793
        227    Comerica Inc.....................        13,251
        925    CoreStates Financial Corp........        49,834
      2,419    First Bank System, Inc...........       175,075
      5,576    KeyCorp..........................       294,134
      9,500    NationsBank Corp.................       983,250
      9,782    Norwest Corp.....................       445,081
      8,795    PNC Bank Corp....................       344,105
      1,034    Wachovia Corp....................        61,135
                                                 -------------
                                                     3,122,545
                                                 -------------

               BEVERAGE - BREWERS/
               DISTRIBUTORS - 1.09%
     14,094    Anheuser- Busch Companies, Inc...       600,757
     12,988    Seagram Co. Ltd..................       530,884
                                                 -------------
                                                     1,131,641
                                                 -------------

               BEVERAGE - SOFT DRINKS - 3.94%
     56,585    Coca-Cola Co..................... $   2,892,908
     40,282    PepsiCo, Inc.....................     1,218,531
                                                 -------------
                                                     4,111,439
                                                 -------------

               BROADCASTING - 0.72%
     15,508   *Tele-Communications, Inc. Class A       209,358
     12,118   *U S West Media Group.............       227,213
      8,441   *Viacom Inc. Class B..............       314,427
                                                 -------------
                                                       750,998
                                                 -------------

               BUILDING MATERIALS - 0.13%
        262    Lowe's Companies, Inc............        10,709
      3,488    Masco Corp.......................       127,748
                                                 -------------
                                                       138,457
                                                 -------------

               CHEMICAL - MAJOR - 1.09%
      4,181    Goodrich (B.F.) Co...............       186,577
      5,103    Morton International, Inc........       207,947
      9,247    PPG Industries Inc...............       569,847
      2,105    Rohm and Haas Co.................       168,137
                                                 -------------
                                                     1,132,508
                                                 -------------

               CHEMICAL - MISCELLANEOUS - 0.95%
      3,787    Air Products and Chemicals, Inc..       264,616
     10,026    Ethyl Corp.......................        90,234
      4,625    Great Lakes Chemical Corp........       249,172
        113    Lubrizol Corp....................         3,461
      4,989    Lyondell Petrochemical Co........       113,500
      1,501    Nalco Chemical Co................        57,038
      4,097    Praxair, Inc.....................       198,704
        372    Schulman A Inc...................         8,928
                                                 -------------
                                                       985,653
                                                 -------------

               CONGLOMERATES - 0.11%
      1,368   *ITT Corp.........................        62,586
      1,041    Tyco International Ltd...........        56,735
                                                 -------------
                                                       119,321
                                                 -------------

               CONSUMER FINANCE - 0.25%
      2,351    Beneficial Corp..................       145,762
      2,796    MBNA Corp........................       112,888
                                                 -------------
                                                       258,650
                                                 -------------

               CONTAINERS - METAL/GLASS - 0.24%
      4,700    Crown Cork & Seal Co., Inc.......       249,687
                                                 -------------

               CONTAINERS - PAPER - 0.27%
        993    Sonoco Products Co...............        27,183
      4,694    Temple-Inland Inc................       251,716
                                                 -------------
                                                       278,899
                                                 -------------

               COSMETICS/TOILETRIES - 1.29%
      3,144    Avon Products, Inc...............       174,885
     13,117    Gillette Co......................       970,658
      4,488    International Flavors &
                 Fragrances, Inc................       201,960
                                                 -------------
                                                     1,347,503
                                                 -------------

================================================================================
SOCIAL AWARENESS FUND-CONTINUED   November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                         MARKET
   OF SHARES                                        VALUE
--------------------------------------------------------------
               DRUGS - 7.24%
     19,673    American Home Products Corp...... $   1,259,072
      4,022   *Amgen Inc........................       245,845
     13,259    Bristol Myers Squibb Co..........     1,516,498
        552    CVS Corp.........................        22,770
     26,979    Merck & Co., Inc.................     2,259,491
     13,663    Pfizer Inc.......................     1,214,299
      7,241    Schering-Plough Corp.............       518,637
      7,232    Warner-Lambert Co................       517,088
                                                 -------------
                                                     7,553,700
                                                 -------------

               ELECTRICAL EQUIPMENT - 1.66%
     16,555    AMP Inc..........................       633,229
        200   *Cabletron Systems, Inc...........         8,150
     10,265    Emerson Electric Co..............     1,007,253
        926    National Service Industries, Inc.        32,410
        456    Raychem Corp.....................        38,760
        302   *Seagate Technology...............        11,891
                                                 -------------
                                                     1,731,693
                                                 -------------

               ELECTRONIC INSTRUMENTS - 0.18%
        712    Perkin Elmer Corp................        43,788
      3,871    Thermo Electron Corp.............       139,840
                                                 -------------
                                                       183,628
                                                 -------------

               ENTERTAINMENT - 1.86%
        578    Hasbro, Inc......................        23,626
      3,801    Mattel, Inc......................       118,306
     14,624    Time Warner Inc..................       594,100
     16,270    Walt Disney Co...................     1,203,980
                                                 -------------
                                                     1,940,012
                                                 -------------

               FINANCE COMPANIES - 0.22%
      2,365    Household International, Inc.....       224,675
                                                 -------------

               FOODS - 2.44%
      8,174    Archer Daniels Midland Co........       179,828
      5,361    Campbell Soup Co.................       444,293
      4,690    ConAgra, Inc.....................       250,915
      3,869    CPC International Inc............       323,061
      4,664    General Mills, Inc...............       297,330
     12,080    H J Heinz Co.....................       456,020
      1,223    Hershey Foods Corp...............        61,150
      6,245    Kellogg Co.......................       423,099
        878    Ralston Purina Co................        67,277
        648    Wm. Wrigley Jr. Co...............        37,746
                                                 -------------
                                                     2,540,719
                                                 -------------

               FOOTWEAR - 0.45%
      8,475    NIKE Inc. Class B................       472,481
                                                 -------------

               FREIGHT - 0.23%
      5,462   *Federal Express Corp.............       238,962
                                                 -------------

               GOLD MINING - 0.37%
     10,346    Barrick Gold Corp................       305,207
      3,133    Placer Dome Inc..................        76,367
                                                 -------------
                                                       381,574
                                                 -------------

               GOVERNMENT SPONSORED - 1.53%
      3,638    Federal Home Loan
                 Mortgage Corp.................. $     414,732
     28,680    Federal National Mortgage
                 Association....................     1,175,880
                                                 -------------
                                                     1,590,612
                                                 -------------

               HARDWARE & TOOLS - 0.14%
      3,260    Black & Decker Corp..............       123,880
        705    Stanley Works....................        20,886
                                                 -------------
                                                       144,766
                                                 -------------

               HEALTHCARE - 0.10%
      2,533    United HealthCare Corp...........       108,919
                                                 -------------

               HEAVY DUTY TRUCKS/PARTS - 0.25%
      8,281    Dana Corp........................       258,781
                                                 -------------

               HOSPITAL MANAGEMENT - 0.58%
     14,108    Columbia/HCA Healthcare Corp.....       571,374
      1,456   *Tenet Healthcare Corp............        32,578
                                                 -------------
                                                       603,952
                                                 -------------

               HOSPITAL SUPPLIES - 3.81%
     20,271    Abbott Laboratories..............     1,130,108
      1,446    Bausch & Lomb Inc................        52,418
     13,275    Baxter International Inc.........       562,528
        982    Becton, Dickinson and Co.........        41,244
     37,051    Johnson & Johnson................     1,982,229
      3,137    Medtronic, Inc...................       208,218
                                                 -------------
                                                     3,976,745
                                                 -------------

               HOUSEHOLD PRODUCTS - 2.10%
      5,285    Colgate-Palmolive Co.............       490,844
      4,687    Newell Co........................       146,469
      2,586    Rubbermaid, Inc..................        63,034
      8,645    Unilever N V- ADR................     1,492,343
                                                 -------------
                                                     2,192,690
                                                 -------------

               INFORMATION PROCESSING - 11.84%
      5,705    Automatic Data Processing, Inc...       244,602
      2,557   *Bay Networks, Inc................        68,080
     14,004   *Cisco Systems, Inc...............       952,272
      4,787   *Compaq Computer Corp.............       374,583
      7,079    Computer Associates
                 International, Inc.............       461,020
        987   *Dell Computer Corp...............        98,700
      4,580   *Digital Equipment Corp...........       166,025
      6,914    First Data Corp..................       279,153
      1,501    H&R Block Inc....................        44,092
     25,890    Hewlett-Packard Co...............     1,398,060
     16,513    Intel Corp.......................     2,090,959
     13,275    International Business
                 Machines Corp..................     2,099,109
     11,809   *Microsoft Corp...................     1,836,299
      1,239   *Novell, Inc......................        13,629
     11,593   *Oracle Corp......................       570,955
      5,277    Pitney Bowes Inc.................       312,662
      3,462   *Silicon Graphics, Inc............        67,509

================================================================================
SOCIAL AWARENESS FUND-CONTINUED   November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                         MARKET
   OF SHARES                                        VALUE
--------------------------------------------------------------
               INFORMATION PROCESSING - Continued
      3,391   *Sun Microsystems, Inc............ $     194,559
      1,707   *3Com Corp........................       128,665
        324   *U. S. Robotics Corp..............        23,814
     19,033    Xerox Corp.......................       930,238
                                                 -------------
                                                    12,354,985
                                                 -------------

               INSURANCE - CASUALTY - 0.20%
      3,504    Chubb Corp.......................       188,340
        318    St Paul Cos Inc..................        18,881
                                                 -------------
                                                       207,221
                                                 -------------

               INSURANCE - LIFE - 0.64%
      5,484    Aetna Inc........................       396,904
      2,172    Lincoln National Corp............       116,202
      1,909    Transamerica Corp................       151,050
                                                 -------------
                                                       664,156
                                                 -------------

               INSURANCE - MISCELLANEOUS - 0.23%
      1,445    General Reinsurance Corp.........       244,386
                                                 -------------

               INSURANCE - MULTILINE - 2.78%
      6,654    Allstate Corp....................       400,072
     13,225    American International Group, Inc.    1,520,875
      1,784    CIGNA Corp.......................       250,206
      1,330    ITT Hartford Group, Inc..........        89,941
     14,147    Travelers Group, Inc.............       638,368
                                                 -------------
                                                     2,899,462
                                                 -------------

               LEISURE TIME - 0.03%
      1,388    Brunswick Corp...................        35,221
                                                 -------------

               LODGING - 0.03%
        500   *HFS Inc..........................        32,000
                                                 -------------

               MACHINERY - AGRICULTURE - 0.52%
        813    Case Corp........................        42,987
     11,079    Deere & Co.......................       498,555
                                                 -------------
                                                       541,542
                                                 -------------

               MACHINERY - CONSTRUCTION &
               CONTRACTS - 0.77%
      8,562    Caterpillar Inc..................       681,749
      3,438    Foster Wheeler Corp..............       125,917
                                                 -------------
                                                       807,666
                                                 -------------

               MACHINERY - INDUSTRIAL/
               SPECIALTY - 1.61%
      9,144    Cooper Industries, Inc...........       381,762
      2,783    Dover Corp.......................       149,238
      4,457    Illinois Tool Works Inc..........       375,502
      8,823    Ingersoll-Rand Co................       411,373
      3,507    Johnson Controls, Inc............       268,724
      3,022    Pall Corp........................        80,083
        184    Tecumseh Products Co. Class A....        10,764
                                                 -------------
                                                     1,677,446
                                                 -------------

               MERCHANDISE - SPECIALTY - 0.65%
      2,452    Gap, Inc......................... $      78,770
     11,350    Home Depot, Inc..................       585,944
        163    TJX Companies, Inc...............         7,315
        307   *Toys "R" Us, Inc.................        10,707
                                                 -------------
                                                       682,736
                                                 -------------

               MERCHANDISING - DEPARTMENT - 0.37%
      1,664    Dayton Hudson Corp...............        64,272
      6,732    May Department Stores Co.........       323,977
                                                 -------------
                                                       388,249
                                                 -------------

               MERCHANDISING - FOOD - 0.47%
      9,965    Albertsons, Inc..................       347,530
      2,786    American Stores Co...............       111,788
        914    Winn-Dixie Stores, Inc...........        31,190
                                                 -------------
                                                       490,508
                                                 -------------

               MERCHANDISING - MASS - 2.44%
      8,722    J.C. Penney Co., Inc.............       463,356
      8,273   *KMart Corp.......................        89,969
     12,988    Sears Roebuck and Co.............       636,412
     53,393    Wal-Mart Stores, Inc.............     1,354,848
                                                 -------------
                                                     2,544,585
                                                 -------------

               METALS - ALUMINUM - 0.98%
     12,014    Alcan Aluminium Ltd..............       423,494
      9,473    Aluminum Co. of America..........       600,351
                                                 -------------
                                                     1,023,845
                                                 -------------

               METALS - MISCELLANEOUS - 0.57%
      1,218    Cyprus Amax Minerals Co..........        30,602
      5,527    Engelhard Corp...................       107,086
     11,952    Freeport-McMoRan Copper &
                 Gold Inc. Class B..............       382,464
      2,244    Inco Limited.....................        78,259
                                                 -------------
                                                       598,411
                                                 -------------

               METALS - STEEL - 0.12%
      1,184    Nucor Corp.......................        64,084
      2,013    USX-US Steel Group, Inc..........        61,396
                                                 -------------
                                                       125,480
                                                 -------------

               MISCELLANEOUS - 0.34%
      6,656    Corning Inc......................       269,568
      2,797    Service Corp. International......        84,260
                                                 -------------
                                                       353,828
                                                 -------------

               NATURAL GAS - DIVERSIFIED - 0.24%
      3,186    PanEnergy Corp...................       139,387
      2,144    Sonat Inc........................       112,292
                                                 -------------
                                                       251,679
                                                 -------------

               OIL - INTEGRATED DOMESTIC - 2.16%
      4,896    Amerada Hess Corp................       287,640
      3,370    Ashland Oil, Inc.................       158,390
      2,981    Burlington Resources Inc.........       158,366
      1,247    MAPCO Inc. (Rights)..............        42,398

================================================================================
SOCIAL AWARENESS FUND-CONTINUED   November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                         MARKET
   OF SHARES                                        VALUE
--------------------------------------------------------------
               OIL - INTEGRATED DOMESTIC - Continued
      1,302   *Oryx Energy Co................... $      26,691
      3,438    Pennzoil Co......................       193,817
     18,269    Phillips Petroleum Co............       817,538
      6,261    Sun Co., Inc.....................       155,742
     18,073    USX-Marathon Group...............       415,679
                                                 -------------
                                                     2,256,261
                                                 -------------

               OIL - INTEGRATED
               INTERNATIONAL - 2.24%
      2,425    Murphy Oil Corp..................       124,281
     22,342    Texaco Inc.......................     2,209,065
                                                 -------------
                                                     2,333,346
                                                 -------------

               OIL - SERVICES - 1.47%
      3,581    Baker Hughes Inc.................       131,602
      7,432    Dresser Industries, Inc..........       246,185
      2,887    Halliburton Co...................       173,581
      4,635    McDermott International, Inc.....        82,271
      8,595    Schlumberger Ltd.................       896,029
                                                 -------------
                                                     1,529,668
                                                 -------------

               PAPER/FOREST PRODUCTS - 1.34%
      4,551    Alco Standard Corp...............       233,239
      1,530    James River Corp. of Virginia....        49,725
      8,718    Kimberly-Clark Corp..............       850,005
      2,075    Mead Corp........................       122,944
      2,034    Willamette Industries, Inc.......       137,803
                                                 -------------
                                                     1,393,716
                                                 -------------

               PHOTOGRAPHY - 0.05%
      1,240    Polaroid Corp....................        52,545
                                                 -------------

               POLLUTION CONTROL - 0.91%
      7,427    Browning-Ferris Industries, Inc..       199,601
     20,807    WMX Technologies, Inc............       749,052
                                                 -------------
                                                       948,653
                                                 -------------

               PUBLISHING - NEWS - 0.45%
      7,004    Dow Jones & Co., Inc.............       242,513
      2,803    Gannett Co., Inc.................       213,729
        159    Times Mirror Co..................         8,328
                                                 -------------
                                                       464,570
                                                 -------------

               PUBLISHING/PRINTING - 0.40%
      2,902    Deluxe Corp......................        89,599
     10,349    Dun & Bradstreet Corp............       234,146
      1,555    Harcourt General, Inc............        85,331
        218    McGraw-Hill, Inc.................         9,919
                                                 -------------
                                                       418,995
                                                 -------------

               RAILROAD - 1.85%
      2,898    Burlington Northern Inc..........       256,111
     10,195    CSX Corp.........................       475,342
      4,441    Norfolk Southern Corp............       396,914
      9,164    Union Pacific Corp...............       531,512
      8,827    Union Pacific Resources Group Inc.      267,017
                                                 -------------
                                                     1,926,896
                                                 -------------

               RESTAURANTS - 0.85%
     19,113    McDonald's Corp.................. $     881,587
                                                 -------------

               SAVINGS & LOAN - 0.16%
      5,516    Great Western Financial Corp.....       170,306
                                                 -------------

               SECURITIES RELATED - 2.25%
     17,203    American Express Co..............       903,158
      3,588    Bear Stearns Co. Inc.............        98,670
      2,694    Dean Witter, Discover & Co.......       182,855
      5,865    Merrill Lynch & Co., Inc.........       469,933
      5,792    Morgan Stanley Group Inc.........       348,968
      7,510    Salomon Inc......................       344,521
                                                 -------------
                                                     2,348,105
                                                 -------------

               SEMICONDUCTORS - 0.22%
      2,584   *Applied Materials, Inc...........        96,900
      3,526    Micron Technology, Inc...........       117,239
        757   *National Semiconductor Corp......        18,547
                                                 -------------
                                                       232,686
                                                 -------------

               TELECOMMUNICATIONS - 1.08%
      2,716   *DSC Communications Corp..........        47,870
     11,042    Lucent Technologies, Inc.........       565,902
      7,074    Northern Telecommunications Corp.       462,463
      1,306    Tellabs, Inc.....................        52,240
                                                 -------------
                                                     1,128,475
                                                 -------------

               TRUCKERS - 0.01%
        772    Caliber System, Inc..............        14,958
                                                 -------------

               UTILITIES - COMMUNICATION - 7.78%
     17,919    Ameritech Corp...................     1,052,741
     39,853    AT & T Corp......................     1,559,249
     15,944    Bell Atlantic Corp...............       994,507
     25,487    BellSouth Corp...................     1,025,852
      5,877    MCI Communications Corp..........       177,779
     16,310    NYNEX Corp.......................       758,415
     11,144    Pacific Telesis Group............       412,328
     19,988    SBC Communications, Inc..........     1,049,370
      8,963    Sprint Corp......................       373,085
     22,942    US West Communications Group.....       711,202
                                                 -------------
                                                     8,114,528
                                                 -------------

               UTILITIES - ELECTRIC - 1.90%
     10,057    Allegheny Power System, Inc......       305,481
     11,012    Cinergy Corp.....................       370,278
      4,630    Montana Power Co.................        99,545
      2,902    Oklahoma Gas and Electric Co.....       119,708
     23,922    PacifiCorp.......................       502,362
      9,726    Potomac Electric Power Co........       251,660
      2,392    Public Service Co. of Colorado...        93,587
      5,387    Puget Sound Power & Light Co.....       123,228
        326    TECO Energy, Inc.................         7,987
      3,894    Utilicorp United Inc.............       105,138
                                                 -------------
                                                     1,978,974
                                                 -------------

================================================================================
SOCIAL AWARENESS FUND-CONTINUED   November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                         MARKET
   OF SHARES                                        VALUE
--------------------------------------------------------------
               UTILITIES - GAS, DISTRIBUTION - 0.17%
      1,027    MCN Corp......................... $      30,040
      2,149    National Fuel Gas Co.............        91,870
        709    Tosco Corp.......................        54,238
                                                 -------------
                                                       176,148
                                                 -------------

               UTILITIES - GAS, PIPELINE - 1.19%
      6,249    Consolidated Natural Gas Co......       359,318
      7,711    Enron Corp.......................       351,814
      5,255    Pacific Enterprises..............       158,307
      6,570    Williams Companies, Inc..........       371,205
                                                 -------------
                                                     1,240,644
                                                 -------------

               TOTAL COMMON STOCKS
               (Cost $81,309,043)...............   100,649,549
                                                 -------------



     PAR
    VALUE
-------------
                 CORPORATE SHORT TERM
                 COMMERCIAL PAPER - 3.13%

                 SECURITIES RELATED - 3.13%
                 Merrill Lynch & Co Inc:
$ 1,676,000      5.38% due 12/3/96..............     1,674,748
  1,594,000      5.32% due 12/2/96..............     1,593,058
                                                 -------------
                                                     3,267,806
                                                 -------------

               TOTAL CORPORATE SHORT TERM
               COMMERCIAL PAPER
               (Cost $3,267,806)................     3,267,806
                                                 -------------

               TOTAL INVESTMENTS
               (Cost $84,576,849) - 99.64%...... $ 103,917,355
               Other assets and liabilities,
                 net - 0.36%....................       378,277
                                                 -------------

               NET ASSETS (equivalent
                 to $17.72 per share on
                 5,885,762 shares
                 outstanding) - 100%............ $ 104,295,632
                                                 -------------

              *Non-income producing



NET ASSETS REPRESENTED BY:


Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  5,885,762 shares outstanding.................. $      58,858
Additional paid in capital......................    73,329,533
Undistributed net realized gain on securities...    11,478,274
Undistributed net investment income.............        88,461
Unrealized appreciation of investments..........    19,340,506
                                                 -------------
NET ASSETS APPLICABLETOSHARES
  OUTSTANDING    ..............................  $ 104,295,632
                                                 -------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SOCIAL AWARENESS FUND                                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the period ended November 27, 1996 INVESTMENT INCOME:
Dividends....................................................................................................   $     912,144
Interest.....................................................................................................          28,056
                                                                                                                -------------
   Total investment income...................................................................................         940,200
                                                                                                                -------------
EXPENSES:
Advisory fees................................................................................................         213,521
Custodian and accounting services............................................................................          14,961
Reports to shareholders......................................................................................           5,459
Audit fees and tax services..................................................................................           1,503
Directors' fees and expenses.................................................................................           1,080
Miscellaneous................................................................................................           3,516
                                                                                                                -------------
   Total expenses............................................................................................         240,040
                                                                                                                -------------
NET INVESTMENT INCOME........................................................................................         700,160
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on securities..............................................................................       5,345,535
Net unrealized appreciation of securities during the period..................................................       7,210,583
                                                                                                                -------------
   Net realized and unrealized gain on securities during the period..........................................      12,556,118
                                                                                                                -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................   $  13,256,278
                                                                                                                -------------


                                                                                                    For the       For the fiscal
                                                                                                 period ended       year ended
STATEMENT OF CHANGES IN NET ASSETS                                                             November 27, 1996   May 31, 1996
                                                                                               ---------------------------------
OPERATIONS:
Net investment income.......................................................................    $     700,160   $   1,207,110
Net realized gain on securities.............................................................        5,345,535       9,289,840
Net unrealized appreciation of securities during the period.................................        7,210,583       6,259,077
                                                                                                -----------------------------
   Increase in net assets resulting from operations.........................................       13,256,278      16,756,027
                                                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................         (662,371)     (1,156,438)
Net realized gain on securities.............................................................                -      (4,173,232)
                                                                                                -----------------------------
   Decrease in net assets resulting from distributions to shareholders......................         (662,371)     (5,329,670)
                                                                                                -----------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................       16,881,625      17,740,343
Proceeds from capital stock issued for distributions reinvested.............................          662,371       5,329,670
                                                                                                -----------------------------
                                                                                                   17,543,996      23,070,013
Cost of capital stock repurchased...........................................................       (6,729,711)     (7,536,021)
                                                                                                -----------------------------
   Increase in net assets resulting from capital stock transactions.........................       10,814,285      15,533,992
                                                                                                -----------------------------
TOTAL INCREASE IN NET ASSETS................................................................       23,408,192      26,960,349

NET ASSETS:
Beginning of period.........................................................................       80,887,440      53,927,091
                                                                                                -----------------------------
End of period (including undistributed net investment income of $88,461 and $50,672) .......    $ 104,295,632   $  80,887,440
                                                                                                -----------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................................................................        1,055,882       1,209,065
Shares issued for distributions reinvested..................................................           41,606         376,165
Shares of capital stock repurchased ........................................................         (432,171)       (507,806)
                                                                                                -----------------------------
   Increase in shares outstanding...........................................................          665,317       1,077,424
Shares outstanding:
   Beginning of period......................................................................        5,220,445       4,143,021
                                                                                                -----------------------------
   End of period............................................................................        5,885,762       5,220,445
                                                                                                -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
TIMED OPPORTUNITY FUND       November 27, 1996           STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                           MARKET
    OF SHARES                                         VALUE
--------------------------------------------------------------
               COMMON STOCKS - 61.78%

               AEROSPACE/DEFENSE - 1.32%
      6,808    Boeing Co........................ $     677,396
      1,888    General Dynamics Corp............       139,948
      4,188    Lockheed Martin Corp.............       378,491
      4,446    McDonnell Douglas Corp...........       233,415
      1,424    Northrop Grumman Corp............       117,658
      4,819    Raytheon Co......................       249,383
      3,317    Rockwell International Corp......       213,117
      1,139    TRW Inc..........................       110,625
      2,452    United Technologies Corp.........       342,667
                                                 -------------
                                                     2,462,700
                                                 -------------

               AIRLINES - 0.18%
      2,177  * AMR Corp.........................       195,386
      1,981    Delta Air Lines, Inc.............       147,584
                                                 -------------
                                                       342,970
                                                 -------------

               APPAREL & PRODUCTS - 0.06%
      1,366  * Fruit of the Loom, Inc. Class A..        48,664
      1,310    Liz Claiborne, Inc...............        55,511
                                                 -------------
                                                       104,175
                                                 -------------

               AUTO - CARS - 1.15%
     17,829    Chrysler Corp....................       632,929
     18,256    Ford Motor Co....................       593,320
     16,239    General Motors Corp..............       927,653
                                                 -------------
                                                     2,153,902
                                                 -------------

               AUTO - REPLACEMENT PARTS - 0.47%
      6,943    Cooper Tire & Rubber Co..........       143,200
      5,746    Echlin Inc.......................       193,209
      6,266    Genuine Parts Co.................       285,103
      4,890    Goodyear Tire & Rubber Co........       237,776
        618    Pep Boys-Manny, Moe & Jack.......        22,480
                                                 -------------
                                                       881,768
                                                 -------------

               BANKS - NEW YORK CITY - 1.48%
      9,638    Bank of New York Co., Inc........       338,535
      9,330    Chase Manhattan Corp.............       877,020
     10,040    CitiCorp.........................     1,088,085
      4,961    J.P. Morgan & Co. Inc............       467,574
                                                 -------------
                                                     2,771,214
                                                 -------------

               BANKS - OTHER - 1.58%
      3,093    Bank of Boston Corp..............       213,417
      7,381    BankAmerica Corp.................       752,862
      4,254    First Chicago Corp...............       246,732
      4,931    First Union Corp.................       379,687
      8,287    Fleet Financial Group, Inc.......       463,036
      1,645    Mellon Bank Corp.................       117,412
      2,160    National City Corp...............        99,630
        342    Republic of New York Corp........        30,096
        851    US Bancorp.......................        36,487
      2,172    Wells Fargo & Co.................       614,676
                                                 -------------
                                                     2,954,035
                                                 -------------

               BANKS - REGIONAL - 1.92%
      6,237    Banc One Corp.................... $     291,580
     11,380    Barnett Banks, Inc...............       496,452
      2,776    Boatmen's Bancshares, Inc........       184,604
      1,475    Comerica Inc.....................        86,103
      1,959    CoreStates Financial Corp........       105,541
      2,039    Fifth Third Bancorp..............       145,789
      3,305    First Bank System, Inc...........       239,199
      2,338    KeyCorp..........................       123,330
      6,023    NationsBank Corp.................       623,380
     13,713    Norwest Corp.....................       623,941
      1,669    PNC Bank Corp....................        65,300
      7,174    SunTrust Banks, Inc..............       362,287
      3,943    Wachovia Corp....................       233,130
                                                 -------------
                                                     3,580,636
                                                 -------------

               BEVERAGE - BREWERS/
               DISTRIBUTORS - 0.53%
     15,660    Anheuser- Busch
                 Companies, Inc.................       667,507
      7,704    Seagram Co. Ltd..................       314,901
                                                 -------------
                                                       982,408
                                                 -------------

               BEVERAGE - SOFT DRINKS - 1.90%
     46,280    Coca-Cola Co.....................     2,366,065
     39,351    PepsiCo, Inc.....................     1,190,368
                                                 -------------
                                                     3,556,433
                                                 -------------

               BROADCASTING - 0.39%
        639  * General Instrument Corp..........        13,898
     20,280  * Tele-Communications, Inc.
                 Class A........................       273,780
      6,602  * U S West Media Group.............       123,788
      8,560  * Viacom Inc. Class B..............       318,860
                                                 -------------
                                                       730,326
                                                 -------------

               BUILDING MATERIALS - 0.24%
        805    Armstrong World
                 Industries, Inc................        59,771
      3,210    Lowe's Companies, Inc............       131,209
      4,048    Masco Corp.......................       148,258
      1,866    Sherwin-Williams Co..............       106,829
                                                 -------------
                                                       446,067
                                                 -------------

               CHEMICAL - MAJOR - 1.51%
      4,419    Dow Chemical Co..................       371,196
     12,858    E.I. du Pont de Nemours and Co...     1,205,437
        174    Goodrich (B.F.) Co...............         7,765
      1,753    Hercules Inc.....................        84,801
     11,162    Monsanto Co......................       446,480
      1,810    Morton International, Inc........        73,758
      3,335    PPG Industries Inc...............       205,519
      2,772    Rohm and Haas Co.................       221,414
      2,020    Union Carbide Corp...............        92,415
      1,929    W.R. Grace & Co..................       102,237
                                                 -------------
                                                     2,811,022
                                                 -------------

================================================================================
TIMED OPPORTUNITY FUND-CONTINUED    November 27, 1996    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                           MARKET
    OF SHARES                                         VALUE
--------------------------------------------------------------
               CHEMICAL - MISCELLANEOUS - 0.47%
      2,061    Air Products and Chemicals, Inc.. $     144,012
        437    Eastman Chemical Co..............        25,182
      3,316    Ecolab Inc.......................       128,495
        811  * FMC Corp.........................        62,650
      3,351    Great Lakes Chemical Corp........       180,535
      4,130    Millipore Corp...................       168,298
      2,685    Praxair, Inc.....................       130,223
        655    Sigma Aldrich Corp...............        41,183
                                                 -------------
                                                       880,578
                                                 -------------

               CONGLOMERATES - 0.79%
      5,662    AlliedSignal Inc.................       409,787
      4,320  * ITT Corp.........................       197,640
      1,893    Loews Corp.......................       175,576
      2,144    Tenneco Inc......................       109,880
      1,769    Textron Inc......................       170,266
      2,409    Tyco International Ltd...........       131,291
     11,995    Whitman Corp.....................       275,885
                                                 -------------
                                                     1,470,325
                                                 -------------

               CONSUMER FINANCE - 0.09%
      4,041    MBNA Corp........................       163,155
                                                 -------------

               CONTAINERS - METAL/GLASS - 0.05%
      1,929    Crown Cork & Seal Co., Inc.......       102,478
                                                 -------------

               CONTAINERS - PAPER - 0.03%
      1,111    Temple-Inland Inc................        59,577
                                                 -------------

               COSMETICS/TOILETRIES - 0.45%
      1,037    Avon Products, Inc...............        57,683
      8,063    Gillette Co......................       596,662
      4,300    International Flavors &
                 Fragrances, Inc................       193,500
                                                 -------------
                                                       847,845
                                                 -------------

               DRUGS - 4.29%
      5,462    Allergan, Inc....................       173,419
     15,844    American Home Products Corp......     1,014,016
      5,149  * Amgen Inc........................       314,733
     11,340    Bristol Myers Squibb Co..........     1,297,012
      2,194    CVS Corp.........................        90,503
     10,546    Eli Lilly and Co.................       801,496
     23,951    Merck & Co., Inc.................     2,005,896
     12,548    Pfizer Inc.......................     1,115,203
      6,527    Schering-Plough Corp.............       467,496
     11,095    Upjohn Co........................       425,771
      4,368    Warner-Lambert Co................       312,312
                                                 -------------
                                                     8,017,857
                                                 -------------

               ELECTRICAL EQUIPMENT - 2.53%
        485    AMP Inc..........................        18,551
      3,318  * Cabletron Systems, Inc...........       135,209
      4,753    Emerson Electric Co..............       466,388
     34,437    General Electric Co..............     3,529,793
      1,392    Raychem Corp.....................       118,320

               ELECTRICAL EQUIPMENT - Continued
      4,750  * Seagate Technology............... $     187,031
      2,965    W. W. Grainger Inc...............       235,347
      1,268    Westinghouse Electric Corp.......        23,458
                                                 -------------
                                                     4,714,097
                                                 -------------

               ELECTRONIC INSTRUMENTS - 0.12%
        705    General Signal Corp..............        30,227
     17,748  * Intergraph Corp..................       159,732
        573    Perkin-Elmer Corp................        35,239
                                                 -------------
                                                       225,198
                                                 -------------

               ENTERTAINMENT - 0.97%
      9,159  * Harrah's Entertainment, Inc......       161,427
      6,685    Mattel, Inc......................       208,071
     10,063    Time Warner Inc..................       408,809
     13,934    Walt Disney Co...................     1,031,116
                                                 -------------
                                                     1,809,423
                                                 -------------

               FINANCE COMPANIES - 0.17%
      2,969    Green Tree Financial Corp........       124,327
      2,041    Household International, Inc.....       193,895
                                                 -------------
                                                       318,222
                                                 -------------

               FOODS - 1.66%
      3,213    Archer Daniels Midland Co........        70,686
      4,680    Campbell Soup Co.................       387,855
      4,426    ConAgra, Inc.....................       236,791
      4,253    CPC International Inc............       355,126
      3,371    General Mills, Inc...............       214,901
      2,604    H J Heinz Co.....................        98,301
      2,906    Hershey Foods Corp...............       145,300
      6,103    Kellogg Co.......................       413,478
      1,262    Pioneer Hi-Bred International, Inc.      88,025
      6,665    Quaker Oats Co...................       248,271
      2,549    Ralston Purina Co................       195,317
     14,194    Sara Lee Corp....................       557,114
      1,590    Wm. Wrigley Jr. Co...............        92,618
                                                 -------------
                                                     3,103,783
                                                 -------------

               FOOTWEAR - 0.18%
      5,905    NIKE Inc. Class B................       329,204
                                                 -------------

               FREIGHT - 0.04%
      1,774  * Federal Express Corp.............        77,613
                                                 -------------

               GOLD MINING - 0.23%
      9,191    Barrick Gold Corp................       271,134
      6,786    Placer Dome Inc..................       165,409
                                                 -------------
                                                       436,543
                                                 -------------

               GOVERNMENT SPONSORED - 0.70%
      4,211    Federal Home Loan Mortgage Corp..       480,054
     20,269    Federal National Mortgage
                 Association....................       831,029
                                                 -------------
                                                     1,311,083
                                                 -------------

================================================================================
TIMED OPPORTUNITY FUND-CONTINUED    November 27, 1996    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                           MARKET
    OF SHARES                                         VALUE
--------------------------------------------------------------
               HARDWARE & TOOLS - 0.14%
        689    Black & Decker Corp.............. $      26,182
      7,759    Stanley Works....................       229,860
                                                 -------------
                                                       256,042
                                                 -------------

               HEALTHCARE - 0.07%
      3,205    United HealthCare Corp...........       137,815
                                                 -------------

               HEAVY DUTY TRUCKS/PARTS - 0.04%
        550    Eaton Corp.......................        38,156
        489    PACCAR Inc.......................        33,313
                                                 -------------
                                                        71,469
                                                 -------------

               HOME BUILDERS - 0.03%
      1,683    Pulte Corp.......................        51,752
                                                 -------------

               HOSPITAL MANAGEMENT - 0.37%
     12,036    Columbia/HCA Healthcare Corp.....       487,458
      3,354    Manor Care, Inc..................        85,527
      2,538    Shared Medical Systems Corp......       126,266
                                                 -------------
                                                       699,251
                                                 -------------

               HOSPITAL SUPPLIES - 1.81%
     13,529    Abbott Laboratories..............       754,242
        716    Bard (C. R.), Inc................        19,959
      4,282    Bausch & Lomb Inc................       155,222
      2,709    Baxter International Inc.........       114,794
      6,217    Becton, Dickinson and Co.........       261,114
      5,144  * Boston Scientific Corp...........       299,638
     27,036    Johnson & Johnson................     1,446,426
      4,316    Medtronic, Inc...................       286,474
        200  * St. Jude Medical, Inc............         8,250
        885    United States Surgical Corp......        35,179
                                                 -------------
                                                     3,381,298
                                                 -------------

               HOUSEHOLD PRODUCTS - 1.79%
      1,266    Clorox Co........................       133,563
      2,142    Colgate-Palmolive Co.............       198,938
      7,725    Minnesota Mining &
                 Manufacturing Co...............       646,003
     14,540    Procter & Gamble Co..............     1,584,860
     11,091    Rubbermaid, Inc..................       270,343
      1,951  * Tupperware Corp..................       103,891
      2,317    Unilever N V- ADR................       399,972
                                                 -------------
                                                     3,337,570
                                                 -------------

               INFORMATION PROCESSING - 6.65%
      1,144  * Apple Computer, Inc..............        28,028
      4,829    Automatic Data Processing, Inc...       207,043
      1,482  * Bay Networks, Inc................        39,458
        482  * Ceridian Corp....................        23,136
     13,374  * Cisco Systems, Inc...............       909,432
        395    Cognizant Corp...................        13,874
      5,526  * Compaq Computer Corp.............       432,409
      7,490    Computer Associates
                 International, Inc.............       487,786
      1,335  * Computer Sciences Corp...........       105,465

               INFORMATION PROCESSING - Continued
      5,705  * Data General Corp................ $      82,723
      2,067  * Dell Computer Corp...............       206,700
      4,742  * Digital Equipment Corp...........       171,898
      3,432  * EMC Corp.........................       102,960
      9,788    First Data Corp..................       395,191
      6,834    H&R Block Inc....................       200,749
     19,831    Hewlett-Packard Co...............     1,070,874
      2,552    Honeywell Inc....................       175,450
     16,846    Intel Corp.......................     2,133,125
     10,699    International Business
                 Machines Corp..................     1,691,779
     12,882  * Microsoft Corp...................     2,003,151
     30,458    Novell, Inc......................       335,038
     12,244  * Oracle Corp......................       603,017
      2,815    Pitney Bowes Inc.................       166,789
      5,061  * Sun Microsystems, Inc............       290,375
      3,581  * 3Com Corp........................       269,918
      5,383    Xerox Corp.......................       263,094
                                                 -------------
                                                    12,409,462
                                                 -------------

               INSURANCE - CASUALTY - 0.18%
      1,910    Chubb Corp.......................       102,663
      2,678    SAFECO Corp......................       109,128
      6,510    USF & G Corp.....................       129,386
                                                 -------------
                                                       341,177
                                                 -------------

               INSURANCE - LIFE - 0.45%
      3,383    Aetna Inc........................       244,845
        422    Jefferson-Pilot Corp.............        24,370
      2,860    Lincoln National Corp............       153,010
      2,993    Transamerica Corp................       236,821
      5,703    USLIFE Corp......................       173,229
                                                 -------------
                                                       832,275
                                                 -------------

               INSURANCE - MISCELLANEOUS - 0.38%
     14,708    Alexander & Alexander
                 Services Inc...................       211,427
      1,621    General Reinsurance Corp.........       274,152
      1,539    MGIC Investment Corp.............       115,233
      1,525    UNUM Corp........................       108,084
                                                 -------------
                                                       708,896
                                                 -------------

               INSURANCE - MULTILINE - 1.51%
      8,671    Allstate Corp....................       521,344
      9,165    American International Group, Inc.    1,053,975
      1,701    Aon Corp.........................       103,761
      1,611    Cigna Corp.......................       225,943
      4,268    ITT Hartford Group, Inc..........       288,623
        596    Marsh & McLennan
                 Companies, Inc.................        67,721
     12,369    Travelers Group, Inc.............       558,166
                                                 -------------
                                                     2,819,533
                                                 -------------

               LEISURE TIME - 0.02%
      1,131    Bally Entertainment Corp.........        32,375
                                                 -------------

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TIMED OPPORTUNITY FUND-CONTINUED    November 27, 1996    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                           MARKET
    OF SHARES                                         VALUE
--------------------------------------------------------------
               LODGING - 0.24%
      3,354  * Choice Hotels Holdings Inc....... $      50,729
      2,702  * HFS Inc..........................       172,928
      3,210    Hilton Hotels Corp...............        93,090
      2,426    Marriot International, Inc.......       133,734
                                                 -------------
                                                       450,481
                                                 -------------

               MACHINERY - AGRICULTURE - 0.13%
        777    Case Corp........................        41,084
      4,670    Deere & Co.......................       210,150
                                                 -------------
                                                       251,234
                                                 -------------

               MACHINERY -
               CONSTRUCTION & CONTRACTS - 0.23%
      3,520    Caterpillar Inc..................       280,280
      1,327    Fluor Corp.......................        91,065
      1,123    Foster Wheeler Corp..............        41,130
        177    Harnischfeger Industries, Inc....         7,877
                                                 -------------
                                                       420,352
                                                 -------------

               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.28%
      2,143    Dover Corp.......................       114,918
      2,280    Illinois Tool Works Inc..........       192,090
        708    Ingersoll-Rand Co................        33,011
        521    Johnson Controls, Inc............        39,922
        138    Parker Hannifin Corp.............         5,675
      2,838    Timken Co........................       129,838
                                                 -------------
                                                       515,454
                                                 -------------

               MERCHANDISE - DRUG - 0.07%
      3,313    Walgreen Co......................       138,318
                                                 -------------

               MERCHANDISE - SPECIALTY - 0.86%
      5,934    Circuit City Stores, Inc.........       195,822
      4,765    Gap, Inc.........................       153,076
      9,718    Home Depot, Inc..................       501,692
     15,536    Limited, Inc.....................       281,590
        361    Nordstrom, Inc...................        15,794
      3,660    Tandy Corp.......................       153,720
      4,284    TJX Companies, Inc...............       192,244
      3,433  * Toys "R" Us, Inc.................       119,726
                                                 -------------
                                                     1,613,664
                                                 -------------

               MERCHANDISING - DEPARTMENT - 0.44%
      4,082    Dayton Hudson Corp...............       157,667
      6,779    Dillard Department Stores, Inc.
                 Class A........................       205,912
      2,955  * Federated Department Stores, Inc.       100,101
      4,257    May Department Stores Co.........       204,868
      3,173    Mercantile Stores Co., Inc.......       160,237
                                                 -------------
                                                       828,785
                                                 -------------

               MERCHANDISING - FOOD - 0.56%
     10,467    Albertsons, Inc..................       365,036
      1,014    American Stores Co...............        40,687

               MERCHANDISING - FOOD - Continued
      2,121  * Kroger Co........................ $      95,445
      7,157    Supervalu Inc....................       212,026
      9,117    SYSCO Corp.......................       313,397
        616    Winn-Dixie Stores, Inc...........        21,021
                                                 -------------
                                                     1,047,612
                                                 -------------

               MERCHANDISING - MASS - 0.86%
      3,348    J.C. Penney Co., Inc.............       177,863
      7,373    Sears Roebuck and Co.............       361,277
     41,987    Wal-Mart Stores, Inc.............     1,065,420
                                                 -------------
                                                     1,604,560
                                                 -------------

               METALS - ALUMINUM - 0.27%
     10,949    Alcan Aluminium Ltd..............       385,953
      1,878    Aluminum Co. of America..........       119,018
                                                 -------------
                                                       504,971
                                                 -------------

               METALS - COPPER - 0.20%
      4,205    Newmont Mining Corp..............       201,315
      2,430    Phelps Dodge Corp................       178,301
                                                 -------------
                                                       379,616
                                                 -------------

               METALS - MISCELLANEOUS - 0.13%
        718    Freeport-McMoRan
                 Copper & Gold Inc. Class B.....        22,976
      6,385    Inco Limited.....................       222,677
                                                 -------------
                                                       245,653
                                                 -------------

               METALS - STEEL - 0.07%
      2,294    Nucor Corp.......................       124,163
                                                 -------------

               MISCELLANEOUS - 0.17%
        131  * ACNielson Corp...................         2,325
      3,892    Corning Inc......................       157,626
      3,900  * CUC International Inc............       100,912
        707    Owens Corning....................        29,871
      1,126    Service Corp. International......        33,921
                                                 -------------
                                                       324,655
                                                 -------------

               NATURAL GAS - DIVERSIFIED - 0.17%
      1,150    Coastal Corp.....................        55,631
      4,153    PanEnergy Corp...................       181,694
      1,350    Sonat Inc........................        70,706
                                                 -------------
                                                       308,031
                                                 -------------

               OIL - INTEGRATED DOMESTIC - 1.39%
        830    Amerada Hess Corp................        48,762
     12,153    Amoco Corp.......................       943,377
      3,206    Atlantic Richfield Co............       444,432
      2,835    Burlington Resources Inc.........       150,609
      3,739    Kerr-McGee Corp..................       260,795
        561    Occidental Petroleum Corp........        13,394
      2,152    Pennzoil Co......................       121,319
      3,584    Phillips Petroleum Co............       160,384
      7,257    Sun Co., Inc.....................       180,518

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TIMED OPPORTUNITY FUND-CONTINUED    November 27, 1996    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                           MARKET
    OF SHARES                                         VALUE
--------------------------------------------------------------
               OIL - INTEGRATED DOMESTIC - Continued
      3,760    Unocal Corp...................... $     150,870
      5,111    USX-Marathon Group...............       117,553
                                                 -------------
                                                     2,592,013
                                                 -------------

               OIL - INTEGRATED
               INTERNATIONAL - 3.48%
     12,813    Chevron Corp.....................       853,666
     23,500    Exxon Corp.......................     2,206,062
      8,787    Mobil Corp.......................     1,059,932
     10,975    Royal Dutch Petroleum Co. - ADR..     1,838,313
      5,367    Texaco Inc.......................       530,662
                                                 -------------
                                                     6,488,635
                                                 -------------

               OIL - SERVICES - 0.48%
      1,586    Baker Hughes Inc.................        58,286
        227    Dresser Industries, Inc..........         7,519
      1,907    Halliburton Co...................       114,658
        800  * Rowan Companies, Inc.............        18,800
      6,316    Schlumberger Ltd.................       658,443
        432  * Western Atlas Inc................        30,564
                                                 -------------
                                                       888,270
                                                 -------------

               OIL/GAS PRODUCERS - 0.04%
      1,161    Louisiana Land & Exploration Co..        69,515
                                                 -------------

               PAPER/FOREST PRODUCTS - 0.97%
      6,189    Alco Standard Corp...............       317,186
      1,110    Avery Dennison Corp..............        78,671
      1,423    Champion International Corp......        60,656
      2,499    Georgia-Pacific Corp.............       181,802
      4,627    International Paper Co...........       193,177
        944    James River Corp. of Virginia....        30,680
      6,403    Kimberly-Clark Corp..............       624,293
      1,225    Mead Corp........................        72,581
        365    Union Camp Corp..................        17,794
      2,786    Weyerhaeuser Co..................       128,156
      1,591    Willamette Industries, Inc.......       107,790
                                                 -------------
                                                     1,812,786
                                                 -------------

               PHOTOGRAPHY - 0.30%
      6,565    Eastman Kodak Co.................       529,303
        546    Polaroid Corp....................        23,137
                                                 -------------
                                                       552,440
                                                 -------------

               POLLUTION CONTROL - 0.49%
     24,994    Laidlaw Inc Class B..............       303,052
     12,945    Safety-Kleen Corp................       203,884
     11,355    WMX Technologies, Inc............       408,780
                                                 -------------
                                                       915,716
                                                 -------------

               PUBLISHING - NEWS - 0.40%
      4,260    Dow Jones & Co., Inc.............       147,502
      3,642    Gannett Co., Inc.................       277,702
        388    New York Times Co. Class A.......        14,502
      2,799    Times Mirror Co..................       146,598

               PUBLISHING - NEWS - Continued
      1,759    Tribune Co....................... $     151,494
                                                 -------------
                                                       737,798
                                                 -------------

               PUBLISHING/PRINTING - 0.18%
        395    Dun & Bradstreet Corp............         8,937
      1,087    Harcourt General, Inc............        59,649
      2,360    McGraw-Hill, Inc.................       107,380
        401    Meredith Corp....................        20,601
      4,080    R. R. Donnelley & Sons Co........       135,660
                                                 -------------
                                                       332,227
                                                 -------------

               RAILROAD - 0.66%
      3,651    Burlington Northern Inc..........       322,657
      1,821    Conrail Inc......................       175,726
      2,753    CSX Corp.........................       128,359
      2,797    Norfolk Southern Corp............       249,982
      4,570    Union Pacific Corp...............       265,060
      3,111    Union Pacific Resources
                 Group Inc......................        94,108
                                                 -------------
                                                     1,235,892
                                                 -------------

               RESTAURANTS - 0.31%
      4,937    Darden Restaurants, Inc..........        43,816
     11,661    McDonald's Corp..................       537,864
                                                 -------------
                                                       581,680
                                                 -------------

               SAVINGS & LOAN - 0.13%
        174    Golden West Financial Corp.......        11,680
      3,500    Great Western Financial Corp.....       108,062
      3,904    H.F. Ahmanson & Co...............       128,344
                                                 -------------
                                                       248,086
                                                 -------------

               SECURITIES RELATED - 0.67%
     10,578    American Express Co..............       555,345
      2,859    Dean Witter, Discover & Co.......       194,055
      3,012    Merrill Lynch & Co., Inc.........       241,336
      3,908    Morgan Stanley Group Inc.........       235,457
        623    Salomon Inc......................        28,580
                                                 -------------
                                                     1,254,773
                                                 -------------

               SEMICONDUCTORS - 0.89%
        806  * Advanced Micro Devices, Inc......        19,646
      6,177  * Applied Materials, Inc...........       231,637
      4,787  * LSI Logic Corp...................       144,807
      3,956    Micron Technology, Inc...........       131,537
     14,292    Motorola, Inc....................       796,779
        285  * National Semiconductor Corp......         6,983
      5,314    Texas Instruments Inc............       338,767
                                                 -------------
                                                     1,670,156
                                                 -------------

               TELECOMMUNICATIONS - 0.97%
      4,005  * Airtouch Communications, Inc.....       101,126
      1,282  * Andrew Corp......................        73,394
        586    Harris Corp......................        40,361
     13,227    Lucent Technologies, Inc.........       677,884

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TIMED OPPORTUNITY FUND-CONTINUED    November 27, 1996    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     NUMBER                                           MARKET
    OF SHARES                                         VALUE
--------------------------------------------------------------
               TELECOMMUNICATIONS - Continued
      5,222    Northern
                 Telecommunications Corp........ $     341,388
      6,494    Scientific-Atlanta, Inc..........        99,845
      4,216  * Tellabs, Inc.....................       168,640
     13,050  * WorldCom, Inc....................       305,044
                                                 -------------
                                                     1,807,682
                                                 -------------

               TEXTILE - PRODUCTS - 0.02%
        520    VF Corp..........................        34,840
                                                 -------------

               TOBACCO - 1.06%
     16,814    Philip Morris Cos Inc............     1,746,554
      6,822    UST Corp.........................       223,421
                                                 -------------
                                                     1,969,975
                                                 -------------

               UTILITIES - COMMUNICATION - 3.57%
     13,648    Ameritech Corp...................       801,820
     32,469    AT & T Corp......................     1,270,350
      8,979    Bell Atlantic Corp...............       560,065
     16,627    BellSouth Corp...................       669,237
     26,291    GTE Corp.........................     1,176,522
      7,900    MCI Communications Corp..........       238,975
      9,025    NYNEX Corp.......................       419,662
      4,652    Pacific Telesis Group............       172,124
      9,655    SBC Communications, Inc..........       506,887
      7,220    Sprint Corp......................       300,533
     17,773    US West Communications Group.....       550,963
                                                 -------------
                                                     6,667,138
                                                 -------------

               UTILITIES - ELECTRIC - 1.77%
        134    American Electric Power, Inc.....         5,544
      2,698    Baltimore Gas and Electric Co....        75,207
      3,046    Central & South West Corp........        81,100
      4,373    Cinergy Corp.....................       147,042
     10,006    Consolidated Edison
                 Co. of New York, Inc...........       291,425
      8,484    Dominion Resources, Inc..........       324,513
      7,258    Duke Power Co....................       334,775
      8,674    Entergy Corp.....................       237,451
      1,629    FPL Group, Inc...................        75,137
      3,022    Houston Industries, Inc..........        66,862
      4,945    PacifiCorp.......................       103,845
     11,817    Public Service Enterprise
                 Group, Inc.....................       336,784
     24,239    Southern Co......................       539,318
     15,642    Unicom Corp......................       416,468
      6,649    Union Electric Co................       265,129
                                                 -------------
                                                     3,300,600
                                                 -------------

               UTILITIES - GAS, PIPELINE - 0.38%
      1,555    Columbia Gas System Inc..........       100,103
      1,175    Consolidated Natural Gas Co......        67,563
      8,881    Enron Corp.......................       405,196
      1,400    Pacific Enterprises..............        42,175
      1,599    Williams Companies, Inc..........        90,343
                                                 -------------
                                                       705,380
                                                 -------------

               TOTAL COMMON STOCKS
               (Cost $94,146,366)............... $ 115,346,703
                                                 -------------

     PAR
    VALUE
-------------
               CORPORATE BONDS - 20.74%

               AEROSPACE/DEFENSE - 0.93%
$ 1,750,000    Raytheon Co.,
                 6.50% due 7/15/05..............     1,732,430
                                                 -------------

               BANKS - OTHER - 2.22%
  1,700,000    ABN Amro Bank N V,
                 7.00% due 4/1/08...............     1,724,514
  1,000,000    BankAmerica Corp.,
                 6.625% due 5/30/01.............     1,013,010
  1,500,000    Santander Finance Issuances,
                 6.375% due 2/15/11.............     1,405,590
                                                 -------------
                                                     4,143,114
                                                 -------------

               BANKS - REGIONAL - 1.13%
  2,000,000    NationsBank Corp.,
                 7.75% due 8/15/15..............     2,101,800
                                                 -------------

               CONSUMER FINANCE - 0.90%
  1,700,000    Associates Corp.
                 of North America,
                 6.00% due 6/15/00..............     1,686,383
                                                 -------------

               ENTERTAINMENT - 2.27%
  3,000,000    News America Holdings Inc.,
                 9.125% due 10/15/99............     3,225,330
  1,000,000    Walt Disney Co.,
                 6.375% due 3/30/01.............     1,006,000
                                                 -------------
                                                     4,231,330
                                                 -------------

               FINANCE COMPANIES - 4.34%
  2,000,000    CIT Group Holdings, Inc.,
                 6.625% due 6/28/99.............     2,021,220
  2,000,000    Ford Motor Co.,
                 7.25% due 10/1/08..............     2,060,020
  1,000,000    Ford Motor Credit Co.,
                 6.25% due 11/8/00..............       998,640
  3,000,000    International Lease Finance Corp.,
                 6.45% due 9/11/00..............     3,014,970
                                                 -------------
                                                     8,094,850
                                                 -------------

               HOSPITAL MANAGEMENT - 0.89%
  1,650,000    Columbia/HCA Healthcare Corp.,
                 7.19% due 11/15/15.............     1,657,194
                                                 -------------

               MERCHANDISING - MASS - 0.55%
  1,000,000    Sears Roebuck and Co.,
                 7.35% due 3/23/00..............     1,033,760
                                                 -------------

               OIL - INTEGRATED DOMESTIC - 1.10%
  2,000,000    Union Oil Co. California,
                 7.20% due 5/15/05..............     2,057,980
                                                 -------------

================================================================================
TIMED OPPORTUNITY FUND-CONTINUED    November 27, 1996    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

       PAR                                           MARKET
      VALUE                                          VALUE
--------------------------------------------------------------
               SECURITIES RELATED - 2.55%
$ 2,000,000    Bear Stearns Co. Inc.,
                 6.75% due 5/1/01............... $   2,025,480
  2,500,000    Lehman Brothers Holdings Inc.,
                 8.50% due 5/1/07...............     2,740,050
                                                 -------------
                                                     4,765,530
                                                 -------------

               UTILITIES - COMMUNICATION - 2.18%
  2,000,000    Bellsouth Telecommunications,
                 7.00% due 10/1/25..............     2,007,860
  2,000,000    GTE California Inc.,
                 7.00% due 5/1/08...............     2,065,720
                                                 -------------
                                                     4,073,580
                                                 -------------

               UTILITIES - ELECTRIC - 1.07%
  2,000,000    Texas Utilities Electric Co.,
                 6.75% due 7/1/05...............     1,992,980
                                                 -------------

               UTILITIES - GAS, PIPELINE - 0.61%
  1,000,000    Williams Cos Inc.,
                 8.875% due 9/15/12.............     1,143,830
                                                 -------------

               TOTAL CORPORATE BONDS
               (Cost $38,219,718)...............    38,714,761
                                                 -------------

               UNITED STATES GOVERNMENT -
               LONG TERM - 14.44%

               GOVERNMENT SPONSORED - 1.94%
               Federal Home Loan Mortgage
                 Corp. (Pools/REMICS):
    192,762      7.50% due 9/1/25...............       195,050
    492,825      7.50% due 9/1/25...............       498,674
    377,037      7.50% due 9/1/25...............       381,513
    502,605      7.50% due 9/1/25...............       509,199
  2,000,000    Federal National Mortgage
                 Association,
                 7.00% due 5/10/01..............     2,037,180
                                                 -------------
                                                     3,621,616
                                                 -------------

               UNITED STATES TREASURY NOTES - 12.50%
               United States Treasury Notes:
  1,000,000      8.00% due 8/15/99..............     1,055,620
  2,000,000      7.00% due 7/15/06..............     2,120,000
  1,000,000      6.75% due 5/31/99..............     1,023,590
  4,000,000      6.50% due 8/15/05..............     4,100,000
  2,000,000      6.375% due 3/31/01.............     2,037,180
  2,000,000      6.25% due 2/15/03..............     2,027,180
  4,000,000      6.125% due 5/15/98.............     4,030,640
  3,000,000      5.875% due 11/15/99............     3,008,910
  3,000,000      5.75% due 8/15/03..............     2,955,000
  1,000,000      5.50% due 4/15/00..............       990,470
                                                 -------------
                                                    23,348,590
                                                 -------------

               TOTAL UNITED STATES
               GOVERNMENT - LONG TERM
               (Cost $26,344,217)...............    26,970,206
                                                 -------------

               CORPORATE SHORT TERM
               COMMERCIAL PAPER - 2.42%

               BEVERAGE - SOFT DRINKS - 0.87%
$ 1,637,000    Coca-Cola Co.,
                 5.34% due 1/27/97.............. $   1,622,431
                                                 -------------

               FINANCE COMPANIES - 0.54%
  1,000,000    International Lease Finance Corp.,
                 6.47% due 1/20/97..............     1,001,213
                                                 -------------

               MACHINERY - INDUSTRIAL/
               SPECIALTY - 0.60%
  1,120,000    Cooper Industries, Inc.,
                 5.40% due 12/2/96..............     1,119,328
                                                 -------------

               SECURITIES RELATED - 0.41%
    776,000    Merrill Lynch & Co., Inc.,
                 5.32% due 12/2/96..............       775,541
                                                 -------------

               TOTAL CORPORATE SHORT TERM
               COMMERCIAL PAPER
               (Cost $4,518,513)................     4,518,513
                                                 -------------

               UNITED STATES GOVERNMENT -
               SHORT TERM - 0.16%

               U.S. TREASURY BILLS - 0.16%
    300,000    United States Treasury Bills,
                 5.14% due 12/19/96
                 (Cost $299,100)................       299,100
                                                 -------------

               TOTAL INVESTMENTS
               (Cost $163,527,914) - 99.54%.....   185,849,283
               Other assets and liabilities,
                 net - 0.46%....................       854,880
                                                 -------------
               NET ASSETS (equivalent
                 to $13.23 per share on
                 14,107,185 shares
                 outstanding) - 100%............ $ 186,704,163
                                                 -------------

             * Non-income producing

================================================================================
TIMED OPPORTUNITY FUND-CONTINUED    November 27, 1996    STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

                                                  UNREALIZED
                                                 APPRECIATION
CONTRACTS                                       (DEPRECIATION)
--------------------------------------------------------------
               FUTURES CONTRACTS PURCHASED(1)
               (Delivery month/Value at 11/27/96)
      1 (2)    S&P 500 Index Futures
                 (December/$755.95)............. $     29,225
     16 (3)    U.S. Treasury 2 Year Notes
                 (March/$103.83)................         (500 )
                                                 -------------
                                                 $     28,725
                                                 -------------

(1) U.S.Treasury Bills with a market value of approximately $300,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

(2) Per 500

(3) Per 2,000


NET ASSETS REPRESENTED BY:

Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  14,107,185 shares outstanding................. $     141,072
Additional paid in capital......................   141,703,944
Undistributed net realized gain on securities...    22,438,084
Undistributed net investment income.............        70,969
Unrealized appreciation of:
  Investments................. $  22,321,369
  Futures ....................        28,725        22,350,094
                               -------------     -------------
NET ASSETS APPLICABLETOSHARES
  OUTSTANDING................................... $ 186,704,163
                                                 -------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
TIMED OPPORTUNITY FUND                                      FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the period ended November 27, 1996

INVESTMENT INCOME:
Dividends....................................................................................................   $   1,171,680
Interest.....................................................................................................       2,367,827
                                                                                                                -------------

   Total investment income...................................................................................       3,539,507
                                                                                                                -------------
EXPENSES:
Advisory fees................................................................................................         454,828
Custodian and accounting services............................................................................          33,972
Reports to shareholders......................................................................................          10,780
Audit fees and tax services..................................................................................           2,652
Directors' fees and expenses.................................................................................           2,431
Miscellaneous................................................................................................           7,970
                                                                                                                -------------
   Total expenses............................................................................................         512,633
                                                                                                                -------------
NET INVESTMENT INCOME........................................................................................       3,026,874
                                                                                                                -------------
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
   Investments..............................................................................    $   3,205,882
   Futures contracts........................................................................          116,978       3,322,860
                                                                                                -------------
Net unrealized appreciation during the period:
   Investments..............................................................................        6,339,968
   Futures contracts........................................................................           27,225       6,367,193
                                                                                                -------------   -------------
      Net realized and unrealized gain during the period.....................................................       9,690,053
                                                                                                                -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................   $  12,716,927
                                                                                                                -------------

                                                                                                   For the        For the fiscal
                                                                                                period ended        year ended
STATEMENT OF CHANGES IN NET ASSETS                                                            November 27, 1996    May 31, 1996
                                                                                              ----------------------------------
OPERATIONS:
Net investment income.......................................................................    $   3,026,874   $   6,782,286
Net realized gain on securities.............................................................        3,322,860      20,179,137
Net unrealized appreciation of securities during the period.................................        6,367,193       3,925,617
                                                                                                -----------------------------
   Increase in net assets resulting from operations.........................................       12,716,927      30,887,040
                                                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................       (3,011,140)     (6,883,971)
Net realized gain on securities.............................................................                -      (3,314,027)
                                                                                                -----------------------------
   Decrease in net assets resulting from distributions to shareholders......................       (3,011,140)    (10,197,998)
                                                                                                -----------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................        1,861,609       4,919,015
Proceeds from capital stock issued for distributions reinvested.............................        3,011,140      10,197,998
                                                                                                -----------------------------
                                                                                                    4,872,749      15,117,013
Cost of capital stock repurchased...........................................................      (17,898,244)    (29,175,524)
                                                                                                -----------------------------
   Decrease in net assets resulting from capital stock transactions.........................      (13,025,495)    (14,058,511)
                                                                                                -----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS.....................................................       (3,319,708)      6,630,531

NET ASSETS:
Beginning of period.........................................................................      190,023,871     183,393,340
                                                                                                -----------------------------
End of period (including undistributed net investment income of $70,969 and $55,235) .......    $ 186,704,163   $ 190,023,871
                                                                                                -----------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................................................................          148,663         406,767
Shares issued for distributions reinvested..................................................          240,616         849,188
Shares of capital stock repurchased ........................................................       (1,424,359)     (2,433,033)
                                                                                                -----------------------------
   Decrease in shares outstanding...........................................................       (1,035,080)     (1,177,078)
Shares outstanding:
   Beginning of period......................................................................       15,142,265      16,319,343
                                                                                                -----------------------------
   End of period............................................................................       14,107,185      15,142,265
                                                                                                -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
CAPITAL CONSERVATION FUND        November 27, 1996       STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

      PAR                                             MARKET
     VALUE                                            VALUE
---------------------------------------------------------------
               CORPORATE BONDS - 78.71%

               AEROSPACE/DEFENSE - 0.78%
$   500,000    Boeing Co.,
                 8.10% due 11/15/06............. $     556,070
                                                 --------------
               AIRLINES - 3.12%
  2,000,000    Southwest Airlines Co.,
                 8.75% due 10/15/03.............     2,223,920
                                                 --------------
               BANKS - OTHER - 4.84%
  1,000,000    BankAmerica Corp.,
                 7.20% due 4/15/06..............     1,030,500
  1,500,000    Santander Finance Issuances,
                 7.25% due 11/1/15..............     1,473,090
  1,000,000    Toronto Dominion Bank Ont,
                 6.125% due 11/1/08.............       943,590
                                                 --------------
                                                     3,447,180
                                                 --------------
               BANKS - REGIONAL - 6.46%
  1,000,000    Barnett Banks Inc.,
                 6.90% due 9/1/05...............     1,006,130
               NationsBank Corp.:
  1,500,000      7.75% due 8/15/15..............     1,576,350
  1,000,000      6.50% due 3/15/06..............       980,570
  1,000,000    SouthTrust Corp.,
                 7.625% due 5/1/04..............     1,044,740
                                                 --------------
                                                     4,607,790
                                                 --------------
               BUILDING MATERIALS - 2.82%
  2,000,000    CSR America Inc.,
                 6.875% due 7/21/05.............     2,012,880
                                                 --------------
               ENTERTAINMENT - 5.66%
  2,000,000    News America Holdings Inc.,
                 8.25% due 8/10/18..............     2,057,580
  2,000,000    Viacom Inc,
                 7.75% due 6/1/05...............     1,978,820
                                                 --------------
                                                     4,036,400
                                                 --------------
               FINANCE COMPANIES - 9.43%
  2,000,000    Capital One Bank,
                 8.125% due 3/1/00..............     2,096,280
  1,000,000    CIT Group Holdings, Inc.,
                 8.375% due 11/1/01.............     1,085,980
  2,000,000    Finova Capital Corp.,
                 9.125% due 2/27/02.............     2,225,100
    500,000    Ford Motor Credit Co.,
                 6.375% due 11/5/08.............       480,295
    750,000    General Electric Capital Corp.,
                 8.125% due 5/15/12.............       834,652
                                                 --------------
                                                     6,722,307
                                                 --------------
               LODGING - 2.06%
  1,500,000    ITT Corp.,
                 7.375% due 11/15/15............     1,466,730
                                                 --------------
               MERCHANDISE - DRUG - 0.68%
$   500,000    IMCERA Group Inc.,
                 6.00% due 10/15/03............. $     486,355
                                                 --------------
               MERCHANDISING - DEPARTMENT - 3.23%
  2,000,000    Associated Dry Goods Corp.,
                 8.85% due 3/1/06...............     2,298,740
                                                 --------------
               MERCHANDISING - MASS - 4.45%
  1,000,000    Sears Roebuck and Co.,
                 6.25% due 1/15/04..............       981,900
  2,000,000    Wal-Mart Stores, Inc.,
                 9.10% due 7/15/00..............     2,191,220
                                                 --------------
                                                     3,173,120
                                                 --------------
               METALS - STEEL - 2.93%
  2,000,000    Pohang Iron & Steel Limited,
                 7.50% due 8/1/02...............     2,085,980
                                                 --------------
               MISCELLANEOUS - 2.05%
  1,500,000    Hertz Corp.,
                 6.00% due 1/15/03..............     1,461,360
                                                 --------------
               OIL - INTEGRATED DOMESTIC - 0.72%
    500,000    Texaco Inc.,
                 9.00% due 11/15/97.............       514,635
                                                 --------------
               OIL/GAS PRODUCERS - 2.98%
  2,000,000    Enron Corp.,
                 7.625% due 9/10/04.............     2,125,940
                                                 --------------
               PAPER/FOREST PRODUCTS - 3.34%
  2,000,000    Georgia-Pacific Corp.,
                 9.50% due 12/1/11..............     2,378,000
                                                 --------------
               SECURITIES RELATED - 4.90%
               Lehman Brothers Holdings Inc.:
  1,500,000      7.125% due 9/15/03.............     1,523,700
  2,000,000      6.125% due 2/1/01..............     1,971,080
                                                 --------------
                                                     3,494,780
                                                 --------------
               UTILITIES - COMMUNICATION - 11.28%
  2,000,000    Airtouch Communications, Inc.,
                 7.50% due 7/15/06..............     2,101,240
  2,500,000    Century Telephone Enterprises, Inc.,
                 7.20% due 12/1/25..............     2,448,950
  1,500,000    GTE South, Inc.,
                 6.00% due 2/15/08..............     1,415,370
  2,000,000    Southern Bell Telephone &
               Telegraph Co.,
                 7.625% due 3/15/13.............     2,072,520
                                                 --------------
                                                     8,038,080
                                                 --------------

================================================================================
CAPITAL CONSERVATION FUND-CONTINUED   November 27, 1996  STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

      PAR                                            MARKET
     VALUE                                            VALUE
---------------------------------------------------------------

               UTILITIES - ELECTRIC - 4.19%
$ 1,000,000    Georgia Power Co.,
                 6.125% due 9/1/99.............. $   1,000,580
  1,000,000    PSI Energy Inc.,
                 5.35% due 9/23/98..............       987,330
  1,000,000    West Penn Power Co.,
                 5.50% due 6/1/98...............       995,990
                                                 --------------
                                                     2,983,900
                                                 --------------
               UTILITIES - GAS, DISTRIBUTION - 2.79%
  2,000,000    Columbia Gas System, Inc.,
                 7.62% due 11/28/25.............     1,989,060
                                                 --------------
               TOTAL CORPORATE BONDS
               (Cost $55,684,355)...............    56,103,227
                                                 --------------
               UNITED STATES GOVERNMENT -
               LONG TERM - 17.31%
               FEDERAL AGENCIES - 2.44%
               Government National Mortgage
               Association:
    123,627    Pool #233862,
                 9.50% due 5/15/18..............       134,559
      7,427    Pool #248341,
                 9.50% due 6/15/18..............         8,086
      3,767    Pool #252064,
                 9.50% due 6/15/18..............         4,101
    185,596    Pool #247397,
                 9.50% due 7/15/18..............       202,008
     43,160    Pool #256190,
                 9.50% due 8/15/18..............        46,977
     14,320    Pool #253172,
                 9.50% due 10/15/18.............        15,587
    297,466    Pool #185210,
                 8.00% due 1/15/22..............       308,154
    988,574    Pool #421496,
                 8.00% due 9/15/26..............     1,016,679
                                                 --------------
                                                     1,736,151
                                                 --------------
               GOVERNMENT SPONSORED - 9.78%
  1,000,000    Federal Home Loan Mortgage,
                 5.75% due 12/15/16.............       987,500
               Federal National Mortgage
               Association:
  1,000,855      7.50% due 7/1/26...............     1,009,923
  2,000,000      7.23% due 3/30/06..............     2,012,500
  1,960,705      7.00% due 5/1/11...............     1,972,331
    980,318      7.00% due 6/1/11...............       986,132
                                                 --------------
                                                     6,968,386
                                                 --------------
               UNITED STATES NOTES - 5.09%
               United States Treasury Notes:
  1,000,000      6.875% due 2/28/97.............     1,003,910
  2,500,000      6.875% due 5/15/06.............     2,628,125
                                                 --------------
                                                     3,632,035
                                                 --------------
               TOTAL UNITED STATES
               GOVERNMENT - LONG TERM
               (Cost $12,058,095)............... $  12,336,572
                                                 --------------
               FOREIGN GOVERNMENT BOND - 0.73%
               CANADA - 0.73%
$   500,000    New Brunswick Province,
                 7.125% due 10/1/02
                 (Cost $498,944)................       517,210
                                                 --------------
               CORPORATE SHORT TERM
               COMMERCIAL PAPER - 1.59%
               MACHINERY - INDUSTRIAL/
               SPECIALTY - 1.59%
  1,154,000    Cooper Industries, Inc.,
                 5.40% due 12/2/96
                 (Cost $1,136,707)..............     1,136,707
                                                 --------------
               TOTAL INVESTMENTS
               (Cost $69,378,101) - 98.34%......    70,093,716
               Other assets and liabilities,
                 net - 1.66%....................     1,181,686
                                                 --------------
               NET ASSETS (equivalent
                 to $9.59 per share on
                 7,432,909 shares
                 outstanding) - 100%............ $  71,275,402
                                                 --------------

                                                  UNREALIZED
  CONTRACTS                                      DEPRECIATION
---------------------------------------------------------------
               FUTURES CONTRACTS PURCHASED(1)
               (Delivery month/Value at 11/27/96)
      8 (2)    U.S. Treasury 30 Year Notes
                 (March/$114.97)................ $      (2,000)
                                                 --------------

               (1)U.S.Treasury Notes with a market value of
                 approximately $100,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.
               (2)Per 1,000

---------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  7,432,909 shares outstanding.................. $      74,329
Additional paid in capital......................    71,012,712
Accumulated net realized loss on securities.....      (550,487)
Undistributed net investment income.............        25,233
Unrealized appreciation (depreciation) of:
  Investments.................$      715,615
                                                 --------------
  Futures ....................        (2,000)          713,615
                                                 --------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING    ..............................   $ 71,275,402
                                                 --------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
CAPITAL CONSERVATION FUND                                   FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the period ended November 27, 1996
INVESTMENT INCOME:
Interest.....................................................................................................   $   2,476,851
                                                                                                                --------------
EXPENSES:
Advisory fees................................................................................................         173,634
Custodian and accounting services............................................................................          12,918
Reports to shareholders......................................................................................           3,630
Audit fees and tax services..................................................................................             905
Directors' fees and expenses.................................................................................             969
Miscellaneous................................................................................................           3,460
                                                                                                                --------------
   Total expenses............................................................................................         195,516
NET INVESTMENT INCOME........................................................................................       2,281,335
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES:
Net realized gain (loss) on:
   Investments..............................................................................    $     100,663
   Futures contracts........................................................................           (2,462)         98,201
                                                                                                --------------
Net unrealized appreciation during the period:
   Investments..............................................................................        2,542,572
                                                                                                --------------
   Futures contracts........................................................................           34,094       2,576,666
                                                                                                --------------  --------------
      Net realized and unrealized gain on securities during the period.......................................       2,674,867
                                                                                                                --------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................   $   4,956,202
                                                                                                                --------------

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                   For the     For the Fiscal
                                                                                                Period Ended     Year Ended
                                                                                                November 27,       May 31,
                                                                                                     1996           1996
                                                                                                -------------   -------------
OPERATIONS:
Net investment income.......................................................................    $   2,281,335   $   4,543,523
Net realized gain on securities.............................................................           98,201       2,248,102
Net unrealized appreciation (depreciation) of securities during the period..................        2,576,666      (4,541,924)
                                                                                                --------------  --------------
   Increase in net assets resulting from operations.........................................        4,956,202       2,249,701
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................       (2,269,908)     (4,530,909)
                                                                                                --------------  --------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................        3,344,356      14,391,888
Proceeds from capital stock issued for distributions reinvested.............................        2,269,908       4,530,909
                                                                                                --------------  --------------
                                                                                                    5,614,264      18,922,797
Cost of capital stock repurchased...........................................................       (7,236,996)    (12,460,655)
                                                                                                --------------  --------------
   Increase (decrease) in net assets resulting from capital stock transactions..............       (1,622,732)      6,462,142
TOTAL INCREASE IN NET ASSETS................................................................        1,063,562       4,180,934
NET ASSETS:
Beginning of period.........................................................................       70,211,840      66,030,906
                                                                                                --------------  --------------
End of period (including undistributed net investment income of $25,233 and $13,806) .......    $  71,275,402   $  70,211,840
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................................................................          358,687       1,491,047
Shares issued for distributions reinvested..................................................          243,452         474,239
Shares of capital stock repurchased ........................................................         (773,719)     (1,296,137)
                                                                                                --------------  --------------
   Increase (decrease) in shares outstanding................................................         (171,580)        669,149
Shares outstanding:
   Beginning of period......................................................................        7,604,489       6,935,340
                                                                                                --------------  --------------
   End of period............................................................................        7,432,909       7,604,489
                                                                                                --------------  --------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
GOVERNMENT SECURITIES FUND        November 27, 1996      STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

     PAR                                                MARKET
     VALUE                                               VALUE
----------------------------------------------------------------

              UNITED STATES GOVERNMENT -
               LONG TERM - 90.94%

               FEDERAL AGENCIES - 5.02%
$   297,466    Government National Mortgage
                 Association Pool #185210,
                 8.00% due 1/15/22.............. $      308,154
  4,000,000    Tennessee Valley Authority,
                 6.375% due 6/15/05.............      4,008,120
                                                 ---------------
                                                      4,316,274
                                                 ---------------

               GOVERNMENT SPONSORED - 54.58%
               Federal Farm Credit Banks:
   1,150,000     7.10% due 11/2/02..............      1,204,981
   1,500,000     6.92% due 5/13/02..............      1,554,840
               Federal Home Loan Banks:
   3,700,000     7.93% due 1/20/98..............      3,792,500
   1,155,000     7.26% due 9/6/01...............      1,210,579
   3,000,000     5.695% due 12/19/00............      2,967,660
               Federal Home Loan Mortgage Corp.:
   1,500,000     7.09% due 6/1/05...............      1,514,295
   1,500,000     6.90% due 3/26/03..............      1,513,125
   3,500,000     6.705% due 11/9/05.............      3,487,960
   1,500,000     6.37% due 1/23/06..............      1,468,125
               Federal Home Loan Mortgage
                 Corp. (Pools/REMICS):
   1,414,147     8.50% due 3/1/25...............      1,473,810
   1,023,265     8.00% due 2/1/25...............      1,053,318
     124,946     7.50% due 9/1/25...............        126,429
     454,673     7.50% due 9/1/25...............        460,070
     204,911     7.50% due 9/1/25...............        207,600
   2,000,000     7.00% due 9/15/23..............      2,035,620
     175,000     5.50% due 2/25/19..............        169,475
               Federal National Mortgage
                 Association:
   1,000,000     9.05% due 4/10/00..............      1,093,280
   2,000,000     7.27% due 8/24/05..............      2,050,620
   3,500,000     7.17% due 6/12/01..............      3,556,315
   2,000,000     6.85% due 9/12/05..............      2,003,120
   1,000,000     6.78% due 7/28/00..............      1,004,060
   2,000,000     6.70% due 11/10/05.............      1,980,320
   3,000,000     6.45% due 6/10/03..............      2,956,410
   2,000,000     6.41% due 3/8/06...............      2,002,500
               Student Loan Marketing
                 Association:
   1,000,000     7.50% due 3/8/00...............      1,045,620
   3,000,000     7.00% due 3/3/98...............      3,048,270
  2,000,000      5.88% due 2/6/01...............      1,968,740
                                                 ---------------
                                                     46,949,642
                                                 ---------------

               UNITED STATES BONDS,
               NOTES & STRIPS - 31.34%
               United States Treasury Bonds:
$  1,800,000     9.00% due 11/15/18............. $    2,311,308
   4,000,000     8.75% due 8/15/20..............      5,045,000
   3,500,000     8.50% due 2/15/20..............      4,302,795
               United States Treasury Notes:
   1,000,000     8.25% due 7/15/98..............      1,040,780
   2,000,000     8.125% due 2/15/98.............      2,059,380
   2,500,000     6.75% due 4/30/00..............      2,570,300
   1,000,000     6.50% due 5/15/97..............      1,005,310
   1,000,000     6.375% due 1/15/00.............      1,016,560
   3,000,000     5.875% due 11/15/99............      3,008,910
   3,000,000     5.75% due 8/15/03..............      2,955,000
   1,000,000     5.25% due 12/31/97.............        997,500
  1,500,000    United States Treasury Strips,
                 0.00% due 11/15/09.............        647,325
                                                 ---------------
                                                     26,960,168
                                                 ---------------

               TOTAL UNITED STATES
               GOVERNMENT - LONG TERM
               (Cost $76,507,605)...............     78,226,084
                                                 ---------------

               CORPORATE SHORT TERM
               COMMERCIAL PAPER - 7.49%

               CONSUMER FINANCE - 0.66%
    566,000    Sears Roebuck Acceptance Corp.,
                 5.30% due 12/3/96..............        565,583
                                                 ---------------

               FINANCE COMPANIES - 4.47%
  3,851,000    Ford Motor Credit Co.,
                 5.38% due 12/4/96..............      3,847,547
                                                 ---------------

               MERCHANDISING - MASS - 2.36%
  2,026,000    Toys "R" Us Inc.,
                 5.23% due 12/2/96..............      2,024,823
                                                 ---------------

               TOTAL CORPORATE SHORT
               TERM COMMERCIAL PAPER
               (Cost $6,437,953)................      6,437,953
                                                 ---------------

               TOTAL INVESTMENTS
               (Cost $82,945,558) - 98.43%......     84,664,037
               Other assets and liabilities,
                 net - 1.57%....................      1,353,365
                                                 ---------------
               NET ASSETS (equivalent
                 to $9.91 per share on
                 8,676,963 shares
                 outstanding) - 100%............ $  86,017,402
                                                 ---------------

================================================================================
GOVERNMENT SECURITIES FUND-CONTINUED  November 27, 1996  STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

                                                    UNREALIZED
CONTRACTS                                          DEPRECIATION
----------------------------------------------------------------
FUTURES CONTRACTS PURCHASED(1)
               (Delivery month/Value at 11/27/96)
       7 (2)   U.S. Treasury 2 Year Notes
                 (March/$103.83)................ $        (219)
       7 (3)   U.S. Treasury 5 Year Notes
                 (March/$107.88)................          (437)
      15 (3)   U.S. Treasury 10 Year Notes
                 (March/$110.94)................        (2,812)
      23 (3)   U.S. Treasury 30 Year Notes
                 (March/$114.97)................        (3,938)
                                                 ---------------
                                                 $      (7,406)
                                                 ---------------

               (1)U.S.Treasury Notes with a market value of
                 approximately $100,000 were maintained in a segregated account with a portion placed as collateral for futures contracts.

               (2)Per 2,000

               (3)Per 1,000




NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  8,676,963 shares outstanding.................. $      86,770
Additional paid in capital......................    86,108,691
Accumulated net realized loss on securities ....   (1,917,218)
Undistributed net investment income.............        28,086
Unrealized appreciation (depreciation) of:
  Investments.................$    1,718,479
                              --------------     --------------
  Futures ....................        (7,406)        1,711,073
                              --------------     --------------
NET ASSETS APPLICABLE TO
  SHARES OUTSTANDING............................ $  86,017,402
                                                 --------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
GOVERNMENT SECURITIES FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the period ended November 27, 1996
INVESTMENT INCOME:
Interest.....................................................................................................   $   2,681,078
                                                                                                                --------------
EXPENSES:
Advisory fees................................................................................................         202,839
Custodian and accounting services............................................................................          14,708
Reports to shareholders......................................................................................           4,925
Audit fees and tax services..................................................................................           1,423
Directors' fees and expenses.................................................................................           1,069
Miscellaneous................................................................................................           3,593
                                                                                                                --------------

   Total expenses............................................................................................         228,557
                                                                                                                --------------

NET INVESTMENT INCOME........................................................................................       2,452,521
REALIZED AND UNREALIZED GAIN ON SECURITIES:
Net realized gain on:
   Investments..............................................................................    $     116,032
   Futures contracts........................................................................           63,490         179,522
                                                                                                -------------  ---------------
Net unrealized appreciation during the period:
   Investments..............................................................................        2,434,840
                                                                                                -------------  ---------------
   Futures contracts........................................................................           10,812       2,445,652

   Net realized and unrealized gain on securities during the period..........................................       2,625,174
                                                                                                               ---------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................   $   5,077,695
                                                                                                               ---------------


STATEMENT OF CHANGES IN NET ASSETS
                                                                                                 For the        For the fiscal
                                                                                               period ended       year ended
                                                                                              November 27, 1996   May 31, 1996
                                                                                              --------------------------------
OPERATIONS:
Net investment income.......................................................................  $   2,452,521     $   4,226,813
Net realized gain on securities.............................................................        179,522           788,071
Net unrealized appreciation (depreciation) of securities during the period..................      2,445,652        (3,244,466)
                                                                                              --------------------------------

   Increase in net assets resulting from operations.........................................      5,077,695         1,770,418
                                                                                              --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................     (2,440,676)       (4,221,098)
                                                                                              --------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................      7,814,431        29,935,878
Proceeds from capital stock issued for distributions reinvested.............................      2,440,676         4,221,098
                                                                                              --------------------------------

                                                                                                   10,255,107      34,156,976
Cost of capital stock repurchased...........................................................     (5,297,773)       (7,457,426)
                                                                                              --------------------------------

   Increase in net assets resulting from capital stock transactions.........................      4,957,334        26,699,550
                                                                                              --------------------------------

TOTAL INCREASE IN NET ASSETS................................................................      7,594,353        24,248,870
NET ASSETS:
Beginning of period.........................................................................     78,423,049        54,174,179
                                                                                              --------------------------------

End of period (including undistributed net investment income of $28,086 and $16,241) .......  $  86,017,402     $  78,423,049
                                                                                              --------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................................................................        808,012         3,005,467
Shares issued for distributions reinvested..................................................        251,536           426,047
Shares of capital stock repurchased ........................................................       (546,259)         (745,798)
                                                                                              --------------------------------

   Increase in shares outstanding...........................................................        513,289         2,685,716
Shares outstanding:

Beginning of period......................................................................         8,163,674         5,477,958
                                                                                              --------------------------------

   End of period............................................................................      8,676,963         8,163,674
                                                                                              --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
INTERNATIONAL GOVERNMENT BOND FUND   November 27, 1996   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

        PAR                                              MARKET
       VALUE                                             VALUE
----------------------------------------------------------------
               GOVERNMENT BONDS - 85.33%

               AUSTRALIA - 2.64%
               Commonwealth:
A$   1,000,000   12.00% due 7/15/99.............  $     917,060
A$     400,000   10.00% due 10/15/07............        394,549
A$     500,000   9.75% due 3/15/02..............        457,471
A$     500,000   9.00% due 9/15/04..............        452,113
A$     500,000   8.75% due 1/15/01..............        434,469
A$     750,000   7.50% due 7/15/05..............        624,246
A$     500,000   7.00% due 4/15/00..............        410,298
A$     300,000 South Australia Finance Authority,
                 12.50% due 5/8/01..............        292,346
A$     400,000 South Australian Government,
                 7.75% due 4/15/98..............        329,212
A$     200,000 State Bank of New South Wales,
                 7.00% due 6/30/99..............        164,071
A$     150,000 State Bank of South Australia,
                 7.25% due 6/15/00..............        123,738
                                                  --------------
                                                      4,599,573
                                                  --------------

               AUSTRIA - 2.16%
               Republic of Austria:
As   2,500,000   8.50% due 2/21/01..............        264,847
As   2,000,000   7.125% due 7/12/04.............        201,553
As   1,500,000   7.00% due 2/14/00..............        150,398
As   2,200,000   7.00% due 1/20/03..............        221,197
As   2,000,000   7.00% due 5/16/05..............        199,879
As   2,000,000   6.875% due 4/19/02.............        201,460
As   2,000,000   6.50% due 11/17/05.............        194,577
As   6,000,000   6.25% due 5/31/06..............        573,046
As   1,000,000   5.75% due 3/22/99..............         96,684
As   1,500,000   5.375% due 11/23/98............        143,561
Y.       100MM   4.75% due 12/20/04.............      1,020,521
Y.        50MM   4.50% due 9/28/05..............        505,296
                                                  --------------
                                                      3,773,019
                                                  --------------

               BELGIUM - 3.67%
               Kingdom of Belgium:
BF. 10,000,000   10.00% due 8/2/00..............        376,881
BF. 15,000,000   9.00% due 7/30/98..............        518,307
BF. 25,000,000   8.75% due 6/25/02..............        932,598
BF. 10,000,000   8.00% due 12/24/12.............        361,003
BF. 10,000,000   8.00% due 3/28/15..............        360,686
BF. 10,000,000   7.75% due 12/22/00.............        354,271
BF. 25,000,000   7.75% due 10/15/04.............        897,983
BF. 10,000,000   7.50% due 7/29/08..............        349,794
BF. 22,000,000   7.00% due 4/29/99..............        749,216
BF. 15,000,000   7.00% due 5/15/06..............        512,163
BF. 20,000,000   6.50% due 3/31/05..............        665,418
BF. 10,000,000   5.00% due 3/28/01..............        321,213
                                                  --------------
                                                      6,399,533
                                                  --------------

               CANADA - 4.74%
C$     800,000 British Columbia Province,
                 9.85% due 5/1/98...............        645,417

               CANADA - Continued
               Government of Canada:
C$     550,000   9.50% due 6/1/10...............  $     521,233
C$     500,000   9.00% due 12/1/04..............        445,169
C$     500,000   9.00% due 6/1/25...............        475,115
C$     500,000   8.75% due 12/1/05..............        441,742
C$     500,000   8.50% due 3/1/00...............        415,067
C$   1,000,000   8.50% due 4/1/02...............        851,715
C$   1,000,000   8.00% due 6/1/23...............        858,829
C$   1,000,000   7.75% due 9/1/99...............        808,168
C$   1,000,000   7.50% due 3/1/01...............        813,173
C$   1,000,000   7.25% due 6/1/03...............        807,923
C$   1,000,000   7.00% due 12/1/06..............        793,479
C$     500,000   6.50% due 6/1/04...............        386,499
                                                  --------------
                                                      8,263,529
                                                  --------------

               DENMARK - 3.34%
               Kingdom of Denmark:
DK   2,500,000   9.00% due 11/15/98.............        463,190
DK   2,500,000   9.00% due 11/15/00.............        481,476
DK   5,000,000   8.00% due 11/15/01.............        937,207
DK   2,500,000   8.00% due 5/15/03..............        468,433
DK   3,000,000   8.00% due 3/15/06..............        554,447
DK   3,000,000   7.00% due 12/15/04.............        528,106
DK   1,250,000   7.00% due 11/10/24.............        198,050
L.     250,000   6.75% due 8/24/98..............        418,256
DK   2,000,000   6.00% due 12/10/99.............        351,968
DK   2,500,000   6.00% due 11/15/02.............        430,285
FF.  5,000,000   5.50% due 10/26/99.............        999,469
                                                  --------------
                                                      5,830,887
                                                  --------------

               FINLAND - 2.18%
               Republic of Finland:
FIM  1,000,000   11.00% due 1/15/99.............        248,764
FIM  2,000,000   10.00% due 9/15/01.............        525,640
FIM  1,000,000   9.50% due 3/15/04..............        262,872
L.     250,000   8.00% due 4/7/03...............        428,732
FIM  1,000,000   7.25% due 4/18/06..............        231,152
FF.  5,000,000   7.00% due 6/15/04..............      1,045,651
Y.       100MM   6.00% due 1/29/02..............      1,059,135
                                                  --------------
                                                      3,801,946
                                                  --------------

               FRANCE - 4.76%
               Government of France:
FF.  4,600,000   9.50% due 1/25/01..............      1,050,868
FF.  3,500,000   8.50% due 11/25/02.............        794,029
FF.  1,500,000   8.50% due 12/26/12.............        356,352
FF.  8,000,000   7.75% due 4/12/00..............      1,709,053
FF.  3,000,000   7.25% due 4/25/06..............        643,503
FF.  7,000,000   6.75% due 10/25/03.............      1,465,940
FF.  2,000,000   6.50% due 10/25/06.............        407,140
FF.  8,500,000   6.00% due 10/25/25.............      1,492,697
FF.  2,000,000   5.50% due 4/25/04..............        387,775
                                                  --------------
                                                      8,307,357
                                                  --------------


================================================================================
INTERNATIONAL GOVERNMENT BOND FUND   November 27, 1996   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)


        PAR                                              MARKET
       VALUE                                             VALUE
----------------------------------------------------------------
               GERMANY - 12.19%
               Federal Republic of Germany:
DM   1,000,000   7.75% due 10/1/02..............  $     737,514
DM   2,000,000   7.50% due 9/9/04...............      1,459,449
DM   3,100,000   7.125% due 12/20/02............      2,223,388
DM   1,500,000   7.00% due 1/13/00..............      1,061,399
DM   3,000,000   6.875% due 2/24/99.............      2,091,379
DM   1,000,000   6.75% due 7/15/04..............        700,268
DM   3,000,000   6.50% due 3/15/00..............      2,096,681
DM   3,000,000   6.50% due 7/15/03..............      2,081,757
DM   2,000,000   6.50% due 10/14/05.............      1,373,175
DM   1,000,000   6.25% due 4/26/06..............        676,507
DM   2,000,000   6.25% due 1/4/24...............      1,238,856
DM   2,500,000   6.00% due 2/20/98..............      1,686,195
DM   1,000,000   6.00% due 11/12/03.............        674,210
DM   4,000,000   6.00% due 6/20/16..............      2,474,308
DM   1,000,000   5.00% due 1/14/99..............        671,597
                                                  --------------
                                                     21,246,683
                                                  --------------

               ITALY - 7.39%
               Republic of Italy:
Lit    1,500MM   12.00% due 9/18/98.............      1,075,429
Lit    1,000MM   12.00% due 6/1/01..............        786,996
Lit      500MM   12.00% due 1/1/02..............        398,123
Lit    2,000MM   10.50% due 4/1/00..............      1,463,773
Lit      500MM   10.50% due 7/15/00.............        369,049
Lit      500MM   10.50% due 4/1/05..............        390,524
Lit      500MM   10.50% due 9/1/05..............        389,897
Lit    1,400MM   10.00% due 8/1/03..............      1,049,989
Lit    2,000MM   9.50% due 12/1/97..............      1,348,531
Lit      500MM   9.50% due 1/1/05...............        368,388
Lit      500MM   9.50% due 2/1/06...............        371,362
Lit    2,000MM   9.00% due 11/1/23..............      1,469,587
Lit    1,400MM   8.50% due 1/1/99...............        961,086
Lit    1,000MM   8.50% due 4/1/99...............        688,869
Lit      500MM   8.50% due 8/1/99...............        344,897
Lit    1,000MM   8.50% due 4/1/04...............        700,829
Lit    1,000MM   8.50% due 8/1/04...............        700,069
                                                  --------------
                                                     12,877,398
                                                  --------------

               JAPAN - 20.50%
               Government of Japan:
Y.       250MM   6.60% due 6/20/01..............      2,697,926
Y.       320MM   6.40% due 3/20/00..............      3,310,715
Y.       105MM   6.00% due 12/20/01.............      1,120,062
Y.       365MM   5.50% due 3/20/02..............      3,830,728
Y.        30MM   5.00% due 12/22/97.............        277,626
Y.       120MM   5.00% due 12/20/02.............      1,243,001
Y.       100MM   5.00% due 9/21/09..............      1,076,346
Y.       100MM   5.00% due 3/20/15..............      1,087,290
Y.       250MM   4.90% due 9/20/99..............      2,449,912
Y.       130MM   4.80% due 6/21/99..............      1,262,480
Y.       170MM   4.60% due 6/22/98..............      1,594,969
Y.       127MM   4.50% due 6/20/03..............      1,286,814
Y.        75MM   4.50% due 12/20/04.............        763,835
Y.       150MM   4.40% due 9/22/03..............      1,514,563
Y.       200MM   4.20% due 9/21/15..............      1,980,583
Y.       150MM   4.10% due 6/21/04..............      1,490,865
Y.       100MM   3.90% due 6/21/04..............        982,083

               JAPAN - Continued
Y.       250MM   3.50% due 3/21/16..............  $   2,253,089
Y.       100MM   3.30% due 6/20/06..............        934,863
Y.       200MM   3.20% due 3/20/06..............      1,852,374
Y.       150MM   3.00% due 9/20/05..............      1,374,625
Y.       150MM   2.90% due 12/20/05.............      1,360,459
                                                  --------------
                                                     35,745,208
                                                  --------------

               NETHERLANDS - 4.68%
               Government of the Netherlands:
NG   1,050,000   9.00% due 10/16/00.............        707,842
NG   1,000,000   8.75% due 9/15/01..............        679,444
NG     500,000   8.50% due 3/15/01..............        333,888
NG     500,000   8.25% due 2/15/02..............        334,909
NG     500,000   8.25% due 6/15/02..............        336,367
NG     500,000   8.25% due 2/15/07..............        345,119
NG   1,000,000   7.75% due 3/1/05...............        663,691
NG     500,000   7.50% due 6/15/99..............        316,092
NG     500,000   7.50% due 4/15/10..............        330,387
NG     750,000   7.50% due 1/15/23..............        492,298
NG   1,250,000   6.50% due 7/15/98..............        762,151
NG   1,250,000   6.50% due 4/15/03..............        777,102
NG   1,500,000   6.00% due 1/15/06..............        892,263
NG   2,000,000   5.75% due 1/15/04..............      1,186,767
                                                  --------------
                                                      8,158,320
                                                  --------------

               SPAIN - 4.34%
               Government of Spain:
Pst       40MM   12.25% due 3/25/00.............        365,861
Pst       55MM   11.45% due 8/30/98.............        464,022
Pst      100MM   10.50% due 10/30/03............        929,421
Pst      100MM   10.30% due 6/15/02.............        907,423
Pst      100MM   10.15% due 1/31/06.............        932,996
Pst      100MM   10.10% due 2/28/01.............        883,793
Pst       50MM   10.00% due 2/28/05.............        458,764
Pst       50MM   8.30% due 12/15/98.............        404,431
Pst       70MM   8.20% due 2/28/09..............        585,084
Pst       50MM   8.00% due 5/30/04..............        413,681
Pst      100MM   7.40% due 7/30/99..............        802,176
FF.  2,000,000   6.50% due 6/20/01..............        412,465
                                                  --------------
                                                      7,560,117
                                                  --------------

               SWEDEN - 2.98%
               Kingdom of Sweden:
SK   2,000,000   13.00% due 6/15/01.............        380,007
SK   3,500,000   11.00% due 1/21/99.............        585,106
SK   3,000,000   10.25% due 5/5/00..............        511,973
SK   6,000,000   10.25% due 5/5/03..............      1,069,098
SK   5,000,000   9.00% due 4/20/09..............        855,635
SK   6,000,000   6.00% due 2/9/05...............        848,541
Y.       100MM   3.875% due 6/21/99.............        946,602
                                                  --------------
                                                      5,196,962
                                                  --------------

               SWITZERLAND - 0.46%
               Government of Switzerland:
Chf    500,000   4.50% due 4/8/06...............        402,663
Chf    500,000   4.00% due 3/10/99..............        401,772
                                                  --------------
                                                        804,435
                                                  --------------


============================================================================================
INTERNATIONAL GOVERNMENT BOND FUND - CONTINUED   November 27, 1996   STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------------------
                                                                     (Unaudited)


        PAR                                              MARKET
       VALUE                                             VALUE
----------------------------------------------------------------
               C>
               UNITED KINGDOM - 7.79%
               Government of United Kingdom:
L.     250,000   10.00% due 2/26/01.............  $     461,993
L.     500,000   9.75% due 8/27/02..............        932,628
L.     325,000   9.00% due 3/3/00...............        575,736
L.     400,000   9.00% due 10/13/08.............        743,798
L.     400,000   9.00% due 8/6/12...............        749,665
L.     750,000   8.75% due 8/25/17..............      1,388,728
L.     500,000   8.50% due 12/7/05..............        894,653
L.     500,000   8.00% due 12/7/00..............        865,582
L.     550,000   8.00% due 6/10/03..............        955,597
L.     500,000   8.00% due 9/25/09..............        862,177
L.     500,000   8.00% due 12/7/15..............        869,248
L.     500,000   7.50% due 12/7/06..............        838,344
L.     100,000   7.25% due 3/30/98..............        168,978
L.     500,000   7.00% due 11/6/01..............        831,928
L.     750,000   6.75% due 11/26/04.............      1,213,517
L.     750,000   6.00% due 8/10/99..............      1,231,588
                                                  --------------
                                                     13,584,160
                                                  --------------

               UNITED STATES - 1.51%
DM   4,000,000 Federal National Mortgage Association,
                 5.00% due 2/16/01..............      2,638,764
                                                  --------------

               TOTAL GOVERNMENT BONDS
               (Cost $142,071,965)..............    148,787,891
                                                  --------------

               SUPRANATIONAL - 7.35%
               Asian Development Bank:
Y.        50MM   5.00% due 2/5/03...............        512,467
Y.       150MM   3.125% due 6/29/05.............      1,371,911
               Eurofima:
FF.  5,000,000   9.875% due 8/21/00.............      1,138,026
FF.  1,600,000   9.25% due 12/18/03.............        377,304
L.     250,000   7.50% due 2/5/98...............        422,970
               European Investment Bank:
Lit      400MM   10.50% due 4/30/98.............        277,935
Lit    1,100MM   10.50% due 2/7/02..............        884,411
L.     250,000   9.00% due 5/14/02..............        453,088
FF.  5,000,000   6.75% due 5/14/98..............      1,007,013
Y.        25MM   6.625% due 3/15/00.............        258,716
FF.  2,000,000   6.125% due 10/8/04.............        399,907
Y.       100MM   4.625% due 2/26/03.............      1,007,281
Y.       100MM   3.00% due 9/20/06..............        899,903
Y.        55MM Inter America Development Bank,
                 6.75% due 2/20/01..............        586,772
               International Bank for
                 Reconstruction & Development:
Lit      150MM   10.80% due 11/13/01............        119,809
Lit    1,000MM   10.625% due 3/27/98............        693,693
Lit      200MM   9.45% due 8/11/03..............        149,750
L.     400,000   9.25% due 7/20/07..............        751,861
Y.        50MM   4.50% due 6/20/00..............        490,126
Y.       100MM   4.50% due 3/20/03..............      1,005,626
                                                  --------------


               TOTAL SUPRANATIONAL
               (Cost $12,989,801)...............     12,808,569
                                                  --------------

               CORPORATE BONDS - 4.27%

               FRANCE - 3.80%
               Credit Local de France:
FF.  2,500,000   9.25% due 12/7/99..............  $     549,389
Lit    2,000MM   9.00% due 6/14/01..............      1,426,504
FF.  5,000,000   8.875% due 6/10/02.............      1,136,210
FF.  3,000,000   6.25% due 9/27/05..............        596,601
FF.  4,000,000   6.00% due 11/15/01.............        806,816
FF. 10,000,000 Elf Aquitaine SA,
                 7.125% due 8/11/03.............      2,104,585
                                                  --------------
                                                      6,620,105
                                                  --------------

               NETHERLANDS - 0.26%
NG     750,000 Aegon NV,
                 7.125% due 9/1/98..............        461,119
                                                  --------------

               SWITZERLAND - 0.21%
Lit      500MM Union Bank of Switzerland AG,
                 9.25% due 8/23/00..............        357,773
                                                  --------------

               TOTAL CORPORATE BONDS
               (Cost $7,055,631)................      7,438,997
                                                  --------------

               TOTAL INVESTMENTS
               (Cost $162,117,397) - 96.95%.....    169,035,457
               Other assets and liabilities,
                 net - 3.05%....................      5,323,635
                                                  --------------
               NET ASSETS (equivalent
                 to $12.27 per share on
                 14,211,350 shares
                 outstanding) - 100%............  $ 174,359,092
                                                  --------------


----------------------------------------------------------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  14,211,350 shares outstanding................. $      142,114
Additional paid in capital......................    166,863,926
Undistributed net realized gain on securities...        354,463
Undistributed net investment income.............        103,813
Unrealized appreciation of securities and
  foreign currency translation..................      6,894,776
                                                  --------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING ..................................  $ 174,359,092
                                                  --------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
INTERNATIONAL GOVERNMENT BOND FUND                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the period ended November 27, 1996
INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $163,162)......................................................   $   4,549,904
                                                                                                                --------------
EXPENSES:
Advisory fees ...............................................................................................         391,756
Custodian and accounting services............................................................................          27,260
Reports to shareholders......................................................................................          10,181
Audit fees and tax services..................................................................................           2,826
Directors fees and expenses..................................................................................           2,011
Miscellaneous................................................................................................           6,259
                                                                                                                --------------
   Total expenses............................................................................................         440,293
                                                                                                                --------------

NET INVESTMENT INCOME........................................................................................       4,109,611
REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITIES AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Securities...............................................................................    $      99,414
   Foreign currency transactions............................................................          (29,404)         70,010
                                                                                                --------------   -------------
Net unrealized appreciation during the period:
   Securities...............................................................................        6,260,283
   Foreign currency translation.............................................................           30,530       6,290,813
                                                                                                --------------   -------------

      Net realized and unrealized gain on securities and foreign currencies during the period................       6,360,823
                                                                                                                 -------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................   $  10,470,434

STATEMENT OF CHANGES IN NET ASSETS
                                                                                                   For the       For the fiscal
                                                                                                 period ended       year ended
                                                                                               November 27, 1996   May 31, 1996
                                                                                              --------------------------------
OPERATIONS:
Net investment income.......................................................................  $   4,109,611     $   6,255,004
Net realized gain on securities and foreign currency transactions...........................         70,010           795,235
Net unrealized appreciation (depreciation) of securities and translation
   of foreign currencies during the period..................................................      6,290,813        (8,649,971)
                                                                                              --------------------------------

      Increase (decrease) in net assets resulting from operations...........................     10,470,434        (1,599,732)
                                                                                              --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................     (4,157,682)       (6,585,664)
Net realized gain on securities.............................................................              -          (127,626)
                                                                                              --------------------------------

   Decrease in net assets resulting from distributions to shareholders......................     (4,157,682)       (6,713,290)
                                                                                              --------------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................     35,373,386        95,539,705
Proceeds from capital stock issued for distributions reinvested.............................      4,157,682         6,713,290
                                                                                              --------------------------------

                                                                                                 39,531,068       102,252,995
Cost of capital stock repurchased...........................................................    (13,867,993)      (29,290,511)
                                                                                              --------------------------------

   Increase in net assets resulting from capital stock transactions.........................     25,663,075        72,962,484
                                                                                              --------------------------------

TOTAL INCREASE IN NET ASSETS................................................................     31,975,827        64,649,462
NET ASSETS:
Beginning of period.........................................................................    142,383,265        77,733,803
                                                                                              --------------------------------

End of period (including undistributed net investment income of $103,813 and $151,884) .....  $ 174,359,092     $ 142,383,265
                                                                                              --------------------------------
CHANGE IN SHARES OUTSTANDING:
Shares of capital stock sold................................................................      2,944,025         7,828,955
Shares issued for distributions reinvested..................................................        343,728           556,598
Shares of capital stock repurchased ........................................................     (1,149,078)       (2,423,786)
                                                                                              --------------------------------

   Increase in shares outstanding...........................................................      2,138,675         5,961,767
Shares outstanding:
   Beginning of period......................................................................     12,072,675         6,110,908
                                                                                              --------------------------------

   End of period............................................................................     14,211,350        12,072,675
                                                                                              --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
MONEY MARKET FUND            November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

PAR                                                   MARKET
VALUE                                                  VALUE
--------------------------------------------------------------
               CORPORATE SHORT TERM
               COMMERCIAL PAPER - 84.47%

               BANKS - REGIONAL - 2.06%
               BANC ONE CORP.:
$ 1,000,000      5.29% due 1/10/97.............. $     993,682
  1,500,000      5.24% due 12/12/96.............     1,496,943
                                                 -------------
                                                     2,490,625
                                                 -------------

               BEVERAGE - SOFT DRINKS - 3.30%
               Coca-Cola Enterprises Inc.:
  1,500,000      5.46% due 12/11/96.............     1,497,042
  1,000,000      5.34% due 1/27/97..............       991,100
  1,500,000      5.33% due 12/3/96..............     1,498,890
                                                 -------------
                                                     3,987,032
                                                 -------------

               CHEMICAL - MAJOR - 3.69%
               E. I. du Pont de Nemours and Co.:
  1,300,000      5.52% due 2/5/97...............     1,286,246
  1,200,000      5.28% due 3/4/97...............     1,183,104
  1,000,000      5.26% due 12/18/96.............       997,078
  1,000,000      5.25% due 2/24/97..............       987,166
                                                 -------------
                                                     4,453,594
                                                 -------------

               CHEMICAL - MISCELLANEOUS - 2.48%
  3,000,000    PPG Industries, Inc.,
                 5.24% due 12/18/96.............     2,991,267
                                                 -------------

               CONSUMER FINANCE - 10.96%
               Associates Corp of North America:
  1,500,000      5.37% due 1/7/97...............     1,491,050
  1,000,000      5.31% due 2/6/97...............       989,675
               Beneficial Corp.:
  1,200,000      5.31% due 12/2/96..............     1,199,292
  1,500,000      5.29% due 2/10/97..............     1,483,689
  2,000,000      5.27% due 2/26/97..............     1,973,650
  1,500,000    Commercial Credit Corp.,
                 5.32% due 12/5/96..............     1,498,449
               Sears Roebuck Acceptance Corp.:
  1,500,000      5.60% due 3/3/97...............     1,477,833
    703,000      5.58% due 3/24/97..............       690,360
    500,000      5.43% due 1/24/97..............       495,701
  1,100,000      5.40% due 1/21/97..............     1,091,090
    850,000      5.25% due 12/23/96.............       846,902
                                                 -------------
                                                    13,237,691
                                                 -------------

               DRUGS - 3.43% Schering Corp.:
  2,000,000      5.40% due 2/18/97..............     1,975,400
  1,200,000      5.35% due 1/29/97..............     1,188,943
  1,000,000      5.30% due 4/22/97..............       978,653
                                                 -------------
                                                     4,142,996
                                                 -------------

               ELECTRICAL EQUIPMENT - 0.41%
    500,000    General Electric Co.,
                 5.25% due 12/26/96.............       497,958
                                                 -------------
               ENTERTAINMENT - 4.62%
$ 1,000,000    Mattel, Inc.,
                 5.38% due 12/2/96.............. $     999,402
               Walt Disney Co.:
  1,300,000      5.48% due 2/3/97...............     1,286,742
  2,105,000      5.41% due 1/6/97...............     2,092,663
  1,200,000      5.21% due 12/19/96.............     1,196,353
                                                 -------------
                                                     5,575,160
                                                 -------------

               FINANCE COMPANIES - 14.41%
               CIESCO L P:
  1,179,000      5.35% due 1/14/97..............     1,170,765
    900,000      5.28% due 1/17/97..............       893,400
  1,200,000      5.28% due 2/13/97..............     1,186,448
    785,000    CIT Group Holdings, Inc.,
                 5.25% due 2/27/97..............       774,582
  1,000,000    Ford Motor Credit Co.,
                 5.25% due 12/24/96.............       996,208
               General Electric Capital Corp.:
    900,000      5.54% due 1/13/97..............       893,629
    670,000      5.27% due 2/21/97..............       661,663
  2,000,000    General Electric Capital
               Services Inc.,
                 5.28% due 2/20/97..............     1,975,360
               International Lease Finance
               Corp.:
  1,000,000      5.55% due 2/12/97..............       988,283
  1,000,000      5.38% due 1/30/97..............       990,585
  2,000,000      5.28% due 3/21/97..............     1,966,853
               Transamerica Finance Corp.:
  1,625,000      5.38% due 1/10/97..............     1,614,558
    845,000      5.29% due 3/6/97...............       832,832
  1,500,000      5.27% due 3/17/97..............     1,476,066
  1,000,000    Whirlpool Financial Corp.,
                 5.40% due 1/8/97...............       993,850
                                                 -------------
                                                    17,415,082
                                                 -------------

               HOSPITAL SUPPLIES - 2.22%
               Abbott Laboratories:
  1,500,000      5.22% due 12/30/96.............     1,493,040
  1,200,000      5.22% due 12/31/96.............     1,194,258
                                                 -------------
                                                     2,687,298
                                                 -------------

               HOUSEHOLD PRODUCTS - 0.83%
  1,000,000    Colgate Palmolive Co.,
                 6.27% due 12/1/96..............     1,000,043
                                                 -------------

               INFORMATION PROCESSING - 5.64%
  2,000,000    Intel Corp.,
                 5.27% due 12/2/96..............     1,998,829
               International Business Machines
               Corp.:
    641,000      5.32% due 12/16/96.............       639,295
  1,500,000      5.29% due 2/7/97...............     1,484,350
  1,200,000      5.27% due 12/20/96.............     1,196,135
  1,500,000      5.26% due 12/17/96.............     1,495,836
                                                 -------------
                                                     6,814,445
                                                 -------------

================================================================================
MONEY MARKET FUND            November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

PAR                                                   MARKET
VALUE                                                  VALUE
--------------------------------------------------------------
               INSURANCE - MULTILINE - 1.77%
               Marsh & McLennan Companies,
               Inc.:
$ 1,200,000      5.38% due 5/6/97............... $   1,171,486
  1,000,000      5.36% due 6/25/97..............       968,882
                                                 -------------
                                                     2,140,368
                                                 -------------

               MACHINERY - INDUSTRIAL/
               SPECIALTY - 3.10%
  3,750,000    Cooper Industries, Inc.,
                 5.40% due 12/2/96..............     3,747,750
                                                 -------------

               OIL - INTEGRATED DOMESTIC - 1.64%
  2,000,000    Atlantic Richfield Co.,
                 5.27% due 1/17/97..............     1,985,361
                                                 -------------

               PUBLISHING/PRINTING - 1.78%
  2,152,000    R.R. Donnelley & Sons Co.,
                 5.29% due 12/10/96.............     2,148,205
                                                 -------------

               SECURITIES RELATED - 4.05%
               Merrill Lynch & Co., Inc.:
    502,000      5.58% due 2/10/97..............       496,242
  2,000,000      5.40% due 1/9/97...............     1,987,400
    500,000      5.37% due 4/9/97...............       490,155
  1,200,000      5.32% due 2/19/97..............     1,185,281
    750,000      5.32% due 5/19/97..............       730,937
                                                 -------------
                                                     4,890,015
                                                 -------------

               TOBACCO - 6.48%
               American Brands, Inc.:
  1,100,000      5.38% due 2/11/97..............     1,087,671
  1,200,000      5.33% due 3/12/97..............     1,181,523
  1,000,000      5.29% due 3/5/97...............       985,746
               Philip Morris Companies Inc.:
  1,200,000      5.42% due 12/9/96..............     1,198,013
  1,000,000      5.30% due 1/16/97..............       992,786
  2,400,000      5.30% due 1/23/97..............     2,380,213
                                                 -------------
                                                     7,825,952
                                                 -------------

               UTILITIES - COMMUNICATION - 6.72%
               Bellsouth Telecomm Inc.:
  2,000,000      5.28% due 1/24/97..............     1,983,280
  2,000,000      5.27% due 2/25/97..............     1,973,943
               GTE Corp.:
  2,000,000      5.32% due 12/9/96..............     1,996,749
  1,500,000      5.32% due 12/16/96.............     1,496,010
    669,000      5.30% due 12/16/96.............       667,227
                                                 -------------
                                                     8,117,209
                                                 -------------

               UTILITIES - ELECTRIC - 4.88%
  1,000,000    Central & South West,
                 5.38% due 12/4/96..............       999,103
               Southern California Edison Co.:
  1,500,000      5.43% due 12/4/96..............     1,498,643
  1,000,000      5.32% due 1/31/97..............       990,542
  1,500,000      5.30% due 2/4/97...............     1,484,983
    944,000      5.28% due 4/4/97...............       926,417
                                                 -------------
                                                     5,899,688
                                                 -------------

               TOTAL CORPORATE SHORT
               TERM COMMERCIAL PAPER
               (Cost $102,047,739).............. $ 102,047,739
                                                 -------------

               CORPORATE SHORT TERM
               OBLIGATIONS - 3.31%

               FINANCE COMPANIES - 0.83%
$ 1,000,000    Ford Motor Credit Co.,
                 Floating rate note due 2/18/97,
                  5.65% at 11/27/96 ............     1,001,590
                                                 -------------

               SECURITIES RELATED - 2.48%
               Bear Stearns Co. Inc.:
  1,000,000      Floating rate note due 5/14/97,
                  5.425% due 11/27/96 ..........     1,000,000
  2,000,000      Floating rate note due 1/22/97,
                  5.425% due 11/27/96...........     2,000,000
                                                 -------------
                                                     3,000,000
                                                 -------------

               TOTAL CORPORATE SHORT
               TERM OBLIGATIONS
               (Cost $4,001,590)................     4,001,590
                                                 -------------

               FOREIGN GOVERNMENT BONDS - 2.43%

               CANADA - 2.43% British Columbia Province:
  1,500,000      5.35% due 4/2/97...............     1,472,136
  1,500,000      5.25% due 5/7/97...............     1,465,000
                                                 -------------
                                                     2,937,136
                                                 -------------

               TOTAL FOREIGN GOVERNMENT
               BONDS
               (Cost $2,937,136)................     2,937,136
                                                 -------------

               UNITED STATES GOVERNMENT -
               SHORT TERM - 7.46%

               GOVERNMENT SPONSORED - 7.46%
               Federal Farm Credit Banks:
  1,000,000      5.56% due 1/2/97...............     1,000,008
  1,000,000      5.40% due 4/1/97...............     1,000,000
               Federal Home Loan Banks:
  1,000,000      5.705% due 5/1/97..............     1,000,000
  1,000,000      5.66% due 11/26/97.............     1,000,000
  1,000,000      5.65% due 8/12/97..............     1,000,000
  1,000,000    Federal Home Loan Mortgage Corp.,
                 7.86% due 1/15/97..............     1,003,759
               Federal National Mortgage
               Association:
  1,000,000      7.88% due 12/20/96.............     1,001,431
  1,000,000      6.75% due 4/22/97..............     1,004,493
  1,000,000      5.765% due 6/20/97.............     1,000,698
                                                 -------------
                                                     9,010,389
                                                 -------------

               TOTAL UNITED STATES GOVERNMENT -
               SHORT TERM
               (Cost $9,010,389)................     9,010,389
                                                 -------------

================================================================================
MONEY MARKET FUND            November 27, 1996         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

PAR                                                   MARKET
VALUE                                                  VALUE
--------------------------------------------------------------
               TOTAL INVESTMENTS
               (Cost $117,996,854) - 97.67%..... $ 117,996,854
               Other assets and liabilities,
                 net - 2.33%....................     2,816,889
                                                 -------------
               NET ASSETS (equivalent
                 to $1.00 per share on
                 120,813,743 shares
                 outstanding) - 100% ........... $ 120,813,743
                                                 -------------
NET ASSETS REPRESENTED BY:
Capital stock, $.01 par value per share,
  1,000,000,000 shares authorized,
  120,813,743 shares outstanding................ $   1,208,137
Additional paid in capital......................   119,605,606
                                                 -------------
NET ASSETS APPLICABLE TO SHARES
  OUTSTANDING    ............................... $ 120,813,743
                                                 -------------

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
MONEY MARKET FUND                                          FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                                                     (Unaudited)

STATEMENT OF OPERATIONS
For the period ended November 27, 1996 INVESTMENT INCOME:
Interest.....................................................................................................   $   2,673,808
                                                                                                                -------------
EXPENSES:
Advisory fees................................................................................................         244,350
Custodian and accounting services............................................................................          17,982
Reports to shareholders......................................................................................           6,082
Audit fees and tax services..................................................................................           1,449
Directors' fees and expenses.................................................................................           1,207
Miscellaneous................................................................................................           3,979
                                                                                                                -------------

   Total expenses............................................................................................         275,049
                                                                                                                -------------

NET INVESTMENT INCOME........................................................................................       2,398,759

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................................   $   2,398,759
                                                                                                                -------------




STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   For the     For the fiscal
                                                                                                 period ended    year ended
                                                                                              November 27, 1996  May 31, 1996
                                                                                              -------------------------------
OPERATIONS:
Net investment income.......................................................................    $   2,398,759   $   4,331,892
Net realized gain on securities.............................................................                -           1,796
                                                                                                -----------------------------

   Increase in net assets resulting from operations.........................................        2,398,759       4,333,688
                                                                                                -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................       (2,398,759)     (4,331,892)
                                                                                                -----------------------------
CAPITAL STOCK TRANSACTIONS:
Proceeds from capital stock sold............................................................      141,977,043     150,153,912
Proceeds from capital stock issued for distributions reinvested.............................        2,398,759       4,331,892
                                                                                                -----------------------------

                                                                                                  144,375,802     154,485,804
Cost of capital stock repurchased...........................................................     (107,179,704)   (153,123,752)
                                                                                                -----------------------------

   Increase in net assets resulting from capital stock transactions.........................       37,196,098       1,362,052
                                                                                                -----------------------------

TOTAL INCREASE IN NET ASSETS................................................................       37,196,098       1,363,848
NET ASSETS:
Beginning of period.........................................................................       83,617,645      82,253,797
                                                                                                -----------------------------

End of period...............................................................................    $ 120,813,743   $  83,617,645
                                                                                                -----------------------------
CHANGE IN SHARES OUTSTANDING
Shares of capital stock sold................................................................      141,977,043     150,153,912
Shares issued for distributions reinvested..................................................        2,398,759       4,331,892
Shares of capital stock repurchased ........................................................     (107,179,704)   (153,123,752)
                                                                                                -----------------------------

   Increase in shares outstanding...........................................................       37,196,098       1,362,052
Shares outstanding:
   Beginning of period......................................................................       83,617,645      82,255,593
                                                                                                -----------------------------

   End of period............................................................................      120,813,743      83,617,645
                                                                                                -----------------------------


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

     The American General Series Portfolio Company (the "Series") consists of thirteen separate investment portfolios (the "Funds"):

         Stock Index Fund
         MidCap Index Fund
         Small Cap Index Fund
         International Equities Fund
         Growth Fund
         Growth & Income Fund
         Science & Technology Fund
         Social Awareness Fund
         Timed Opportunity Fund
         Capital Conservation Fund
         Government Securities Fund
         International Government Bond Fund
         Money Market Fund

     The Series is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. Each Fund is diversified with the exception of International Government Bond Fund which is non-diversified as defined by the 1940 Act.


NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

A.   INVESTMENT VALUATION

     Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted issues, securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, securities are valued at the last reported bid price. However, options written for which other over-the-counter market quotations are readily available are valued at the last reported asked price, in the absence of any National Market System sales on that day. Futures contracts, options thereon, and options on stock indexes are valued at the amount which would be received upon a current disposition of such investments (i.e., their fair market value), in the absence of any sales on that day. Short term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by, the Series' Board of Directors.

B.   OPTIONS AND FUTURES

     CALL AND PUT OPTIONS. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.

     Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain (or loss), to the extent that the proceeds from the sale are greater (or less) than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.

     FUTURES CONTRACTS. The initial margin deposit made upon entering into a futures contract is held by the custodian, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.

C.   REPURCHASE AGREEMENTS

     The seller of a repurchase agreement collateralizes the agreement with securities delivered to the Fund's custodian bank. The Adviser determines, on a daily basis, that the seller maintains collateral of at least 100% of the repurchase proceeds due to the Fund at maturity.

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================================================================================
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--------------------------------------------------------------------------------

D.   FOREIGN CURRENCY TRANSLATION

     The accounting records of each Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates on transaction date.

     Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.

     In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are marked-to-market daily to reflect fluctuations in foreign exchange rates.

E.   FEDERAL INCOME TAXES

     Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore no federal income tax provision is required.

F.   INVESTMENT TRANSACTIONS AND RELATED
     INVESTMENT INCOME

     Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for dividend income on certain foreign securities which is recorded when the Fund becomes aware of the dividend. Interest income on investments is accrued daily.

G.   DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the record date. The Funds declare distributions from net investment income monthly, except for the Money Market Fund, which declares daily. Capital gains distributions are declared annually.

     Investment income and capital gains and losses are recognized in accordance with generally accepted accounting principles ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. At the end of the year, offsetting adjustments to undistributed net investment income and undistributed net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

NOTE 3 -- ADVISORY FEES AND OTHER
          TRANSACTIONS WITH AFFILIATES

     VALIC (the "Adviser") serves as investment adviser to the Series. VALIC is an indirect wholly-owned subsidiary of American General Corporation, Houston, Texas. On May 1, 1992, the Adviser entered into a sub-advisory agreement with Bankers Trust Company ("Bankers Trust"), a wholly-owned subsidiary of Bankers Trust New York Corporation, to serve as investment sub-adviser to Stock Index Fund, MidCap Index Fund, and Small Cap Index Fund. On April 29, 1994, the Adviser entered into sub-advisory agreements with T. Rowe Price Associates, Inc. to serve as investment sub-adviser to Growth Fund and Science & Technology Fund, and with Value Line, Inc., to serve as investment sub-adviser to Growth & Income Fund. Sub-advisers are compensated for such services by the Adviser.

     The Adviser receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates: for Stock Index Fund, MidCap Index Fund, Small Cap Index Fund and International Equities Fund
 .35% on the first $500 million and .25% on the excess over $500 million; for Social Awareness Fund, Timed Opportunity Fund, Capital Conservation Fund, Government Securities Fund, International Government Bond Fund, and Money Market Fund, .50%; for Growth & Income Fund, .75%; for Growth Fund, .80%; for Science & Technology Fund, .90%.

     To the extent that any Fund's accrued expenses for a given month exceed, on an annualized basis, 2% of the Fund's average daily net assets, the Adviser will voluntarily reduce expenses of any such Fund by the amount of the excess. The Adviser may withdraw this voluntary undertaking upon 30 days written notice to the Series.

     The Adviser provided to the Series, at cost, certain services associated with the printing of reports to shareholders. During the period ended November 27, 1996, the Series paid $5,770 for such services.

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================================================================================
NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

     During the period ended November 27, 1996, security transactions were affected between the following Funds at the then current market price with no brokerage commissions incurred:

     SELLER             PURCHASER        COST TO PURCHASER    NET GAIN TO SELLER
     ------             ---------        -----------------    ------------------
MidCap Index Fund    Stock Index Fund        $8,546,638           $5,563,501
Stock Index Fund     MidCap Index Fund        1,022,831              294,619

     At November 27, 1996, VALIC Separate Account A (a registered separate account of VALIC) and VALIC owned over five percent of the outstanding shares of the following Funds:

                                                 VALIC
                                               SEPARATE
                                               ACCOUNT A       VALIC
                                               ---------------------
Stock Index Fund .........................       96.77%
MidCap Index Fund ........................       99.99
Small Cap Index Fund .....................      100.00
International Equities Fund ..............       99.83
Growth Fund ..............................      100.00
Growth & Income Fund .....................      100.00
Science & Technology Fund ................      100.00
Social Awareness Fund ....................       99.89
Timed Opportunity Fund ...................       95.29
Capital Conservation Fund ................       88.04        11.95
Government Securities Fund ...............       99.99
International Government Bond Fund........      100.00
Money Market Fund ........................       99.90

     Certain officers and directors of the Series are officers and directors of VALIC or American General Corporation.

NOTE 4 -- INVESTMENT ACTIVITY

The information in the following table is presented on the basis of cost for federal income tax purposes at November 27, 1996.

                                                        IDENTIFIED COST         GROSS             GROSS
                                                        OF INVESTMENTS       UNREALIZED        UNREALIZED       NET UNREALIZED
                                                             OWNED          APPRECIATION      DEPRECIATION       APPRECIATION
                                                       -----------------------------------------------------------------------
Stock Index Fund..................................     $ 1,262,009,007    $   831,848,268   $    19,605,672   $   812,242,596
MidCap Index Fund.................................         434,456,980        163,831,879        29,777,236       134,054,643
Small Cap Index Fund..............................         155,693,201         37,899,764        15,251,339        22,648,425
International Equities Fund.......................         159,514,421         43,467,418         9,153,612        34,313,806
Growth Fund.......................................         507,426,930        121,678,895        13,296,807       108,382,088
Growth & Income Fund..............................         134,877,997         35,203,982           837,818        34,366,164
Science & Technology Fund.........................         589,291,763        146,082,505        23,411,820       122,670,685
Social Awareness Fund.............................          84,782,198         19,660,182           525,025        19,135,157
Timed Opportunity Fund............................         164,104,086         22,877,694         1,103,772        21,773,922
Capital Conservation Fund.........................          69,376,101          1,334,793           619,178           715,615
Government Securities Fund........................          82,944,169          1,997,764           285,302         1,712,462
International Government Bond Fund................         162,117,397         11,086,278         4,168,218         6,918,060
Money Market Fund.................................         117,996,854                  -                 -                 -

     The following net realized capital loss carryforwards at May 31, 1996, may be utilized to offset future capital gains.

                                                            CAPITAL LOSS       EXPIRATION
                                                            CARRYFORWARD        THROUGH:
                                                       ------------------------------------
Capital Conservation Fund........................      $       684,782         May 31, 2003
Government Securities Fund.......................            2,108,943         May 31, 2003
Money Market Fund................................                3,089         May 31, 2004

================================================================================
NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

During the period, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                                                                 COST OF         PROCEEDS FROM
                                                                                                SECURITIES      SECURITIES SOLD
                                                                                                PURCHASED         OR MATURED
                                                                                            -----------------------------------
Stock Index Fund......................................................................      $   122,731,690     $   31,868,780
MidCap Index Fund.....................................................................           45,259,399         46,568,120
Small Cap Index Fund..................................................................           62,787,626         55,866,408
International Equities Fund...........................................................           14,280,888         29,062,557
Growth Fund...........................................................................          180,594,814         67,247,957
Growth & Income Fund..................................................................           71,436,028         29,325,538
Science &Technology Fund..............................................................          409,407,331        298,710,191
Social Awareness Fund.................................................................           56,676,474         48,356,505
Timed Opportunity Fund................................................................          135,735,916        130,619,598
Capital Conservation Fund.............................................................           15,275,409         15,497,553
Government Securities Fund............................................................           21,109,781         14,258,093
International Government Bond Fund....................................................           28,111,654          2,726,951

NOTE 5 -- PORTFOLIO SECURITIES LOANED

     To realize additional income, a Fund may lend portfolio securities with a value of up to 30% (33 1/3% in the case of Growth Fund and Science & Technology
Fund) of its total assets. Any such loans will be continuously secured by collateral consisting of cash or U.S. Government securities, maintained in a segregated account, at least equal to the market value of the securities loaned. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans by a Fund will only be made to broker-dealers deemed by the Adviser to be creditworthy and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Each Fund receives income earned on the securities loaned during the lending period and a portion of the interest or rebate earned on the collateral received.

     Portfolio securities on loan at November 27, 1996 are summarized as follows:             MARKET VALUE    COLLATERAL VALUE
                                                                                             ---------------------------------
Stock Index Fund......................................................................       $   9,071,717       $   9,341,761
MidCap Index Fund.....................................................................          20,034,828          20,544,561
Small Cap Index Fund..................................................................           9,732,101          10,253,555
International Equities Fund...........................................................          10,954,203          11,378,455
Growth Fund...........................................................................          41,659,862          42,854,200
Growth & Income Fund..................................................................           5,673,238           5,901,975
Science & Technology Fund.............................................................          45,953,874          47,591,441
Social Awareness Fund.................................................................             665,241             678,470
Timed Opportunity Fund................................................................           3,973,217           4,062,074
Capital Conservation Fund.............................................................             805,162             822,270
Government Securities Fund............................................................             319,577             323,250
                                                                                             ---------------------------------
      Total...........................................................................       $ 148,843,020       $ 153,752,012
                                                                                             ---------------------------------

NOTE 6 -- INVESTMENT CONCENTRATION

     A significant portion of Government Securities Fund's investments may be in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government sponsored securities. At November 27, 1996, Government Securities Fund had 55% of its net assets invested in such securities.

     At November 27, 1996, International Government Bond Fund had 21% of its net assets invested in securities issued by the Government of Japan and an additional 6% in issues of companies located in Japan and/or denominated in Japanese Yen. Future economic and political developments in a foreign country could adversely affect the liquidity and value of foreign securities or the currency exchange rates from which foreign currencies are translated.

================================================================================
NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

NOTE 7 - SUBSEQUENT EVENT

     On December 30, 1996, annual distributions from undistributed net realized gains on investments were declared payable on December 31, 1996, to shareholders of record December 30, 1996, as follows:

                                                                RATE PER
                                                                  SHARE
                                                                --------
        Stock Index Fund....................................     0.1661
        MidCap Index Fund...................................     1.2101
        Small Cap Index Fund................................     0.9984
        International Equities Fund.........................     0.3539
        Growth Fund.........................................     0.3257
        Growth & Income Fund................................     0.2898
        Science & Technology Fund...........................     0.9280
        Social Awareness Fund...............................     1.7760
        Timed Opportunity Fund..............................     1.4133
        International Government Bond Fund..................     0.0203

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited)
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on equity securities is presented for the period beginning June 1, 1996.

                                                           FOR THE PERIOD
                                                                ENDED                   FISCAL YEAR ENDED MAY 31,
STOCK INDEX FUND                                             NOVEMBER 27,  -------------------------------------------------
                                                                1996        1996        1995       1994      1993      1992
                                                           -----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period...................      $20.69      $16.81      $14.39     $14.36    $13.34    $12.60
                                                               -------------------------------------------------------------
   Income from investment operations:
     Net investment income...............................        0.20        0.39        0.37       0.35      0.34      0.32
     Net realized and unrealized gain on securities......        2.67        4.26        2.45       0.12      1.20      0.74
                                                               -------------------------------------------------------------
     Total income from investment operations.............        2.87        4.65        2.82       0.47      1.54      1.06
                                                               -------------------------------------------------------------
   Distributions:
     Distributions from net investment income............       (0.19)      (0.38)      (0.37)     (0.35)    (0.34)    (0.32)
     Distributions from net realized gain on securities..           -       (0.39)      (0.03)     (0.09)    (0.18)        -
                                                               -------------------------------------------------------------
     Total distributions.................................       (0.19)      (0.77)      (0.40)     (0.44)    (0.52)    (0.32)
                                                               -------------------------------------------------------------
Net asset value at end of period.........................      $23.37      $20.69      $16.81     $14.39    $14.36    $13.34
TOTAL RETURN.............................................       13.99%      28.17%      19.98%      3.29%    11.74%     8.57%
                                                               -------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets...............        0.17%       0.35%       0.38%      0.39%     0.43%     0.50%
   Ratio of net investment income to average net assets..        0.94%       2.05%       2.44%      2.44%     2.52%     3.12%
   Portfolio turnover rate...............................           2%          3%         14%         3%        1%       45%
   Number of shares outstanding at end of period (000's).      88,882      85,117      75,451     75,494    66,224    55,598
   Net assets at end of period (000's)...................  $2,077,332  $1,760,786  $1,267,992 $1,086,459  $951,200  $741,667
   Average net assets during the period (000's)..........  $1,845,385  $1,498,398  $1,140,085 $1,030,581  $836,510  $167,262
   Average commission rate paid..........................     $0.0288         n/a         n/a        n/a       n/a       n/a

                                                           FOR THE PERIOD
                                                                ENDED                   FISCAL YEAR ENDED MAY 31,
MIDCAP INDEX FUND(1)                                         NOVEMBER 27,  -------------------------------------------------
                                                                1996        1996        1995       1994      1993      1992
                                                           -----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period...................      $19.09      $15.68      $14.54     $14.38    $12.86    $12.51
   Income from investment operations:
     Net investment income...............................        0.12        0.24        0.26       0.23      0.24      0.23
     Net realized and unrealized gain on securities......        1.24        4.06        1.59       0.28      1.93      0.39
                                                               -------------------------------------------------------------
     Total income from investment operations.............        1.36        4.30        1.85       0.51      2.17      0.62
                                                               -------------------------------------------------------------
   Distributions:
     Distributions from net investment income............       (0.12)      (0.24)      (0.26)     (0.23)    (0.24)    (0.23)
     Distributions from net realized gain on securities..           -       (0.65)      (0.45)     (0.12)    (0.41)    (0.04)
                                                               -------------------------------------------------------------
     Total distributions.................................       (0.12)      (0.89)      (0.71)     (0.35)    (0.65)    (0.27)
                                                               -------------------------------------------------------------
Net asset value at end of period.........................      $20.33      $19.09      $15.68     $14.54    $14.38    $12.86
                                                               -------------------------------------------------------------
TOTAL RETURN.............................................        7.15%      28.10%      13.26%      3.52%    17.21%     5.01%
                                                               -------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets...............        0.20%       0.41%       0.44%      0.46%     0.47%     0.54%
   Ratio of net investment income to average net assets..        0.65%       1.36%       1.73%      1.62%     1.79%     1.82%
   Portfolio turnover rate...............................           9%         21%         23%        17%        5%      112%
   Number of shares outstanding at end of period (000's).      27,960      28,322      25,988     24,001    14,673     8,862
   Net assets at end of period (000's)...................    $568,538    $540,688    $407,557   $349,041  $210,931  $113,992
   Average net assets during the period (000's)..........    $538,430    $477,372    $376,486   $285,247  $154,979  $ 88,456
   Average commission rate paid..........................    $ 0.0308         n/a         n/a        n/a       n/a       n/a

(1) Effective October 1, 1991, the Fund's name was changed from Capital Accumulation Fund to MidCap Index Fund. Additionally, on October 1, 1991, the investment objectives and investment program for the Fund were changed.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on equity securities is presented for the period beginning June 1, 1996.

                                                           FOR THE PERIOD                                           PERIOD FROM
                                                                ENDED             FISCAL YEAR ENDED MAY 31,         MAY 1, 1992
SMALL CAP INDEX FUND                                         NOVEMBER 27,  --------------------------------------        TO
                                                                1996        1996       1995       1994      1993    MAY 31, 1992
                                                           ---------------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period....................     $16.25      $12.49      $11.52    $11.28     $9.93    $10.00(1)
                                                               ------------------------------------------------------------
   Income (loss) from investment operations:
     Net investment income................................       0.11        0.20        0.17      0.13      0.15      0.02
     Net realized and unrealized gain (loss) on securities      (0.31)       4.04        0.97      0.58      1.48     (0.07)
                                                               ------------------------------------------------------------
     Total income (loss) from investment operations.......      (0.20)       4.24        1.14      0.71      1.63     (0.05)
                                                               ------------------------------------------------------------
   Distributions:
     Distributions from net investment income.............      (0.11)      (0.20)      (0.17)    (0.13)    (0.15)    (0.02)
     Distributions from net realized gain on securities...          -       (0.28)          -     (0.34)    (0.13)        -
                                                               ------------------------------------------------------------
     Total distributions..................................      (0.11)      (0.48)      (0.17)    (0.47)    (0.28)    (0.02)
                                                               ------------------------------------------------------------
Net asset value at end of period..........................     $15.94      $16.25      $12.49    $11.52    $11.28     $9.93
                                                               ------------------------------------------------------------

TOTAL RETURN..............................................      (1.23)%     34.50%       9.98%     6.18%    16.64%    (0.50)%
                                                               ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets................       0.20%       0.41%       0.44%     0.47%     0.47%     0.04%
   Ratio of net investment income to average net assets...       0.71%       1.36%       1.44%     1.10%     1.40%     0.21%
   Portfolio turnover rate................................         33%         31%         34%       16%       20%        0%
   Number of shares outstanding at end of period (000's)..     11,196      11,129      10,136     9,381     3,687     1,107
   Net assets at end of period (000's)....................   $178,457    $180,785    $126,567  $108,050   $41,581   $10,989
   Average net assets during the period (000's)...........   $176,082    $150,448    $120,298  $ 70,690   $22,142   $10,989
   Average commission rate paid...........................   $ 0.0305         n/a         n/a       n/a       n/a       n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on May 1, 1992.



                                                           FOR THE PERIOD
                                                                ENDED                   FISCAL YEAR ENDED MAY 31,
INTERNATIONAL EQUITIES FUND                                  NOVEMBER 27,  -------------------------------------------------
                                                                1996        1996        1995       1994      1993      1992
                                                           -----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period....................     $11.15      $10.42      $10.14     $8.99     $8.03     $8.58
                                                               ------------------------------------------------------------
   Income (loss) from investment operations:
     Net investment income................................       0.10        0.17        0.15      0.11      0.18      0.15
     Net realized and unrealized gain (loss) on securities
       and foreign currencies.............................       0.29        0.97        0.34      1.17      0.93     (0.55)
                                                               ------------------------------------------------------------
     Total income (loss) from investment operations.......       0.39        1.14        0.49      1.28      1.11     (0.40)
                                                               ------------------------------------------------------------
   Distributions:
     Distributions from net investment income.............      (0.11)      (0.17)      (0.15)    (0.11)    (0.15)    (0.15)
     Distributions from net realized gain on securities...          -       (0.24)      (0.06)    (0.02)        -         -
                                                               ------------------------------------------------------------
     Total distributions..................................      (0.11)      (0.41)      (0.21)    (0.13)    (0.15)    (0.15)
                                                               ------------------------------------------------------------
Net asset value at end of period..........................     $11.43      $11.15      $10.42    $10.14     $8.99     $8.03
                                                               ------------------------------------------------------------

TOTAL RETURN..............................................       3.50%      11.14%       4.92%    14.31%    14.18%    (4.69)%
                                                               ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets................       0.21%       0.42%       0.45%     0.47%     0.53%     0.65%
   Ratio of net investment income to average net assets...       0.89%       1.65%       1.47%     1.43%     2.33%     1.84%
   Portfolio turnover rate................................          7%         20%         14%        7%        9%        5%
   Number of shares outstanding at end of period (000's)..     17,246      18,497      20,074    17,273     7,429     4,256
   Net assets at end of period (000's)....................   $197,113    $206,259    $209,091  $175,183   $66,809   $34,182
   Average net assets during the period (000's)...........   $200,575    $204,792    $199,235  $117,264   $45,509   $26,542
   Average commission rate paid...........................   $ 0.0253         n/a         n/a       n/a       n/a       n/a

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on equity securities is presented for the period beginning June 1, 1996.

                                                             FOR THE PERIOD                                       PERIOD FROM
                                                                  ENDED           FISCAL YEAR ENDED MAY 31,     APRIL 29, 1994
GROWTH FUND                                                   NOVEMBER 27,        -------------------------           TO
                                                                  1996              1996            1995         MAY 31, 1994
                                                             -----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period........................    $16.49           $11.43           $9.87         $10.00(1)
                                                                  ------------------------------------------------------
   Income (loss) from investment operations:
     Net investment income....................................      0.01             0.11            0.04           0.01
     Net realized and unrealized gain (loss) on securities....      1.01             5.27            1.56          (0.13)
                                                                  ------------------------------------------------------
     Total income (loss) from investment operations...........      1.02             5.38            1.60          (0.12)
                                                                  ------------------------------------------------------
   Distributions:
     Distributions from net investment income.................         -            (0.09)          (0.04)         (0.01)
     Distributions from net realized gain (loss) on securities         -            (0.23)              -              -
                                                                  ------------------------------------------------------
     Total distributions......................................         -            (0.32)          (0.04)         (0.01)
                                                                  ------------------------------------------------------
Net asset value at end of period..............................    $17.51           $16.49          $11.43          $9.87
                                                                  ------------------------------------------------------
TOTAL RETURN..................................................      6.19%           47.46%          16.25%         (1.19)%
                                                                  ------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets....................      0.42%            0.83%           0.91%          0.08%
   Ratio of net investment income to average net assets.......      0.03%            0.89%           0.41%          0.11%
   Portfolio turnover rate....................................        14%              36%             61%             0%
   Number of shares outstanding at end of period (000's)......    35,358           25,826           8,800          1,001
   Net assets at end of period (000's)........................  $619,000         $425,787        $100,614        $ 9,885
   Average net assets during the period (000's)...............  $510,385         $238,228        $ 42,232        $ 9,944
   Average commission rate paid...............................  $ 0.0528              n/a             n/a            n/a

(1)The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.



                                                             FOR THE PERIOD                                       PERIOD FROM
                                                                  ENDED           FISCAL YEAR ENDED MAY 31,     APRIL 29, 1994
GROWTH & INCOME FUND                                          NOVEMBER 27,        -------------------------           TO
                                                                  1996              1996            1995         MAY 31, 1994
                                                             -----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period........................    $14.78           $11.09           $9.87         $10.00(1)
                                                                  ------------------------------------------------------
   Income (loss) from investment operations:
     Net investment income....................................      0.05             0.08            0.09           0.02
     Net realized and unrealized gain (loss) on securities....      1.34             3.77            1.22          (0.13)
                                                                  ------------------------------------------------------
     Total income (loss) from investment operations...........      1.39             3.85            1.31          (0.11)
                                                                  ------------------------------------------------------
   Distributions:
     Distributions from net investment income.................     (0.04)           (0.07)          (0.09)         (0.02)
     Distributions from net realized
       gain (loss) on securities..............................         -            (0.09)              -              -
                                                                  ------------------------------------------------------
     Total distributions......................................     (0.04)           (0.16)          (0.09)         (0.02)
                                                                  ------------------------------------------------------
Net asset value at end of period..............................    $16.13           $14.78          $11.09          $9.87
                                                                  ------------------------------------------------------
TOTAL RETURN..................................................      9.53%           34.85%          13.35%         (1.11)%
                                                                  ------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets....................      0.40%            0.79%           0.86%          0.07%
   Ratio of net investment income to average net assets.......      0.35%            0.63%           0.93%          0.22%
   Portfolio turnover rate....................................        24%              64%             97%            11%
   Number of shares outstanding at end of period (000's)......    10,564            7,685           3,867          1,002
   Net assets at end of period (000's)........................  $170,410         $113,546         $42,867         $9,890
   Average net assets during the period (000's)...............  $139,082         $ 75,158         $21,910         $9,946
   Average commission rate paid...............................  $ 0.0500              n/a             n/a            n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on equity securities is presented for the period beginning June 1, 1996.

                                                             FOR THE PERIOD                                       PERIOD FROM
                                                                  ENDED           FISCAL YEAR ENDED MAY 31,     APRIL 29, 1994
SCIENCE & TECHNOLOGY FUND                                     NOVEMBER 27,        -------------------------           TO
                                                                  1996              1996            1995         MAY 31, 1994
                                                             -----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period....................         $20.48        $14.43           $9.83         $10.00(1)
                                                                   ---------------------------------------------------
   Income (loss) from investment operations:
     Net investment income................................           0.01          -               0.03           -
     Net realized and unrealized gain (loss) on securities and
       foreign currencies.................................           0.79          8.08            4.72          (0.17)
                                                                   ---------------------------------------------------
     Total income (loss) from investment operations.......           0.80          8.08            4.75          (0.17)
   Distributions:
     Distributions from net investment income.............              -             -           (0.02)            -
     Distributions from net realized gain on securities...              -        (2.03)           (0.13)            -
                                                                   ---------------------------------------------------
     Total distributions..................................              -        (2.03)           (0.15)            -
                                                                   ---------------------------------------------------
Net asset value at end of period..........................         $21.28        $20.48          $14.43          $9.83
                                                                   ---------------------------------------------------
TOTAL RETURN..............................................           3.91%        58.28%          48.61%         (1.66)%
                                                                   ---------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets................           0.47%         0.94%           1.00%          0.08%
   Ratio of net investment income to average net assets...          (0.08)%       (0.07)%          0.36%          0.04%
   Portfolio turnover rate................................             54%          116%            121%             0%
   Number of shares outstanding at end of period (000's)..         33,740        27,696          11,550          1,001
   Net assets at end of period (000's)....................       $717,903      $567,187        $166,683         $9,834
   Average net assets during the period (000's)...........       $615,093      $363,087        $ 64,974         $9,918
   Average commission rate paid...........................       $ 0.0442           n/a             n/a            n/a

(1) The net asset value at the beginning of the period is as of commencement of operations on April 29, 1994.



                                                           FOR THE PERIOD
                                                                ENDED                   FISCAL YEAR ENDED MAY 31,
SOCIAL AWARENESS FUND                                        NOVEMBER 27,  -------------------------------------------------
                                                                1996        1996        1995       1994      1993      1992
                                                           -----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period....................     $15.49      $13.02      $11.98    $12.12    $11.43    $11.13
                                                               ------------------------------------------------------------
   Income from investment operations:
     Net investment income................................       0.13        0.26        0.27      0.26      0.24      0.26
     Net realized and unrealized gain (loss) on securities       2.22        3.37        1.75     (0.02)     1.22      0.30
                                                               ------------------------------------------------------------
     Total income from investment operations..............       2.35        3.63        2.02      0.24      1.46      0.56
                                                               ------------------------------------------------------------
   Distributions:
     Distributions from net investment income.............      (0.12)      (0.25)      (0.27)    (0.26)    (0.24)    (0.26)
     Distributions from net realized gain on securities...          -       (0.91)      (0.71)    (0.12)    (0.53)        -
                                                               ------------------------------------------------------------
     Total distributions..................................      (0.12)      (1.16)      (0.98)    (0.38)    (0.77)    (0.26)
                                                               ------------------------------------------------------------
Net asset value at end of period..........................     $17.72      $15.49      $13.02    $11.98    $12.12    $11.43
                                                               ------------------------------------------------------------
TOTAL RETURN..............................................      15.26%      28.85%      18.19%     1.97%    13.08%     5.08%
                                                               ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets................       0.27%       0.56%       0.58%     0.60%     0.63%     0.16%
   Ratio of net investment income to average net assets...       0.80%       1.80%       2.22%     2.19%     2.14%     2.34%
   Portfolio turnover rate................................         56%        117%        148%       83%      106%      203%
   Number of shares outstanding at end of period (000's)..      5,886       5,220       4,143     3,817     2,819     1,799
   Total net assets at end of period (000's)..............   $104,296     $80,887     $53,927   $45,729   $34,166   $20,570
   Average net assets during the period (000's)...........   $ 87,511     $66,888     $47,942   $41,002   $26,920   $15,365
   Average commission rate paid...........................   $ 0.0400         n/a         n/a       n/a       n/a       n/a

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on equity securities is presented for the period beginning June 1, 1996.

                                                           FOR THE PERIOD
                                                                ENDED                   FISCAL YEAR ENDED MAY 31,
TIMED OPPORTUNITY FUND                                       NOVEMBER 27,  -------------------------------------------------
                                                                1996        1996        1995       1994      1993      1992
                                                           -----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period.................        $12.55      $11.24      $10.84    $11.18    $10.66    $11.05
                                                               ------------------------------------------------------------
   Income from investment operations:
     Net investment income.............................          0.21        0.44        0.44      0.37      0.35      0.30
     Net realized and unrealized gain (loss) on securities       0.68        1.53        0.82     (0.15)     0.61     (0.19)
                                                               ------------------------------------------------------------
     Total income from investment operations...........          0.89        1.97        1.26      0.22      0.96      0.11
                                                               ------------------------------------------------------------
   Distributions:
     Distributions from net investment income..........         (0.21)      (0.44)      (0.44)    (0.37)    (0.35)    (0.30)
     Distributions from net realized gain on securities             -       (0.22)      (0.42)    (0.19)    (0.09)    (0.20)
                                                               ------------------------------------------------------------
     Total distributions...............................         (0.21)      (0.66)      (0.86)    (0.56)    (0.44)    (0.50)
                                                               ------------------------------------------------------------
Net asset value at end of period.......................        $13.23      $12.55      $11.24    $10.84    $11.18    $10.66
                                                               ------------------------------------------------------------
TOTAL RETURN...........................................          7.24%      17.90%      12.43%     1.86%     9.17%     0.87%
                                                               ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets.............          0.28%       0.57%       0.58%     0.59%     0.70%     0.90%
   Ratio of net investment income to average net assets          1.64%       3.62%       4.03%     3.24%     3.28%     2.72%
   Portfolio turnover rate.............................            78%        119%        133%       76%       78%      111%
   Number of shares outstanding at end of period (000's)       14,107      15,142      16,319    17,956    14,758    13,341
   Total net assets at end of period (000's)...........      $186,704    $190,024    $183,393  $194,576  $165,002  $142,213
   Average net assets during the period (000's)........      $184,455    $187,576    $186,487  $185,036  $151,450  $137,179
   Average commission rate paid........................      $ 0.0401         n/a         n/a       n/a       n/a       n/a



                                                           FOR THE PERIOD
                                                                ENDED                   FISCAL YEAR ENDED MAY 31,
CAPITAL CONSERVATION FUND                                    NOVEMBER 27,  -------------------------------------------------
                                                                1996        1996        1995       1994      1993      1992
                                                           -----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period.................         $9.23       $9.52       $9.13     $9.87     $9.29     $8.81
                                                                -----------------------------------------------------------
   Income (loss) from investment operations:
     Net investment income.............................          0.30        0.62        0.63      0.61      0.65      0.69
     Net realized and unrealized gain (loss) on securities       0.36       (0.29)       0.39     (0.69)     0.58      0.48
                                                                -----------------------------------------------------------
     Total income (loss) from investment operations....          0.66        0.33        1.02     (0.08)     1.23      1.17
                                                                -----------------------------------------------------------
   Distributions:
     Distributions from net investment income..........         (0.30)      (0.62)      (0.63)    (0.61)    (0.65)    (0.69)
     Distributions from net realized gain on securities             -           -           -     (0.05)        -         -
                                                                -----------------------------------------------------------
     Total distributions...............................         (0.30)      (0.62)      (0.63)    (0.66)    (0.65)    (0.69)
                                                                -----------------------------------------------------------
Net asset value at end of period.......................         $9.59       $9.23       $9.52     $9.13     $9.87     $9.29
                                                                -----------------------------------------------------------
TOTAL RETURN...........................................          7.43%       3.41%      11.80%    (1.13)%   13.60%    13.72%
                                                                -----------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets.............          0.28%       0.57%       0.58%     0.59%     0.67%     0.77%
   Ratio of net investment income to average net assets          3.24%       6.47%       6.88%     6.24%     6.77%     7.80%
   Portfolio turnover rate.............................            23%         80%        100%       55%       58%      121%
   Number of shares outstanding at end of period (000's)        7,433       7,604       6,935     6,712     5,095     3,939
   Total net assets at end of period (000's)...........       $71,275     $70,212     $66,031   $61,305   $50,290   $36,609
   Average net assets during the period (000's)........       $70,423     $70,271     $61,568   $59,210   $43,316   $29,793

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on equity securities is presented for the period beginning June 1, 1996.

                                                           FOR THE PERIOD
                                                                ENDED                   FISCAL YEAR ENDED MAY 31,
GOVERNMENT SECURITIES FUND                                   NOVEMBER 27,  -------------------------------------------------
                                                                1996        1996        1995       1994      1993      1992
                                                           -----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period.................         $9.61       $9.89       $9.55    $10.30     $9.84     $9.34
                                                                -----------------------------------------------------------
   Income (loss) from investment operations:
     Net investment income.............................          0.29        0.61        0.60      0.55      0.61      0.65
     Net realized and unrealized gain (loss) on securities       0.30       (0.28)       0.35     (0.59)     0.59      0.49
                                                                -----------------------------------------------------------
     Total income (loss) from investment operations....          0.59        0.33        0.95     (0.04)     1.20      1.14
                                                                -----------------------------------------------------------
   Distributions:
     Distributions from net investment income..........         (0.29)      (0.61)      (0.61)    (0.55)    (0.61)    (0.64)
     Distributions from net realized gain on securities             -           -           -     (0.16)    (0.13)        -
                                                                -----------------------------------------------------------
     Total distributions...............................         (0.29)      (0.61)      (0.61)    (0.71)    (0.74)    (0.64)
                                                                -----------------------------------------------------------
Net asset value at end of period.......................         $9.91       $9.61       $9.89     $9.55    $10.30     $9.84
                                                                -----------------------------------------------------------
TOTAL RETURN...........................................          6.32%       3.32%      10.43%    (0.66)%   12.56%    12.60%
                                                                -----------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets.............          0.28%       0.56%       0.58%     0.59%     0.67%     0.76%
   Ratio of net investment income to average net assets          2.98%       6.21%       6.36%     5.44%     6.08%     6.77%
   Portfolio turnover rate.............................            20%         36%        229%       85%      105%       78%
   Number of shares outstanding at end of period (000's)        8,677       8,164       5,478     4,544     3,110     2,090
   Total net assets at end of period (000's)...........       $86,017     $78,423     $54,174   $43,401   $32,023   $20,559
   Average net assets during the period (000's)........       $82,319     $68,017     $45,200   $41,596   $26,145   $17,069



                                                           FOR THE PERIOD                                           PERIOD FROM
                                                                ENDED             FISCAL YEAR ENDED MAY 31,       OCTOBER 1, 1991
INTERNATIONAL GOVERNMENT BOND FUND                           NOVEMBER 27,  --------------------------------------        TO
                                                                1996        1996       1995       1994      1993    MAY 31, 1992
                                                           ---------------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period.................        $11.79      $12.72      $10.97    $11.16    $10.43    $10.00(1)
                                                               ------------------------------------------------------------
   Income (loss) from investment operations:
     Net investment income.............................          0.34        0.65        0.65      0.62      0.76      0.48
     Net realized and unrealized gain (loss) on securities
       and foreign currencies..........................          0.45       (0.89)       1.80     (0.20)     0.70      0.42
                                                               ------------------------------------------------------------
     Total income (loss) from investment operations....          0.79       (0.24)       2.45      0.42      1.46      0.90
                                                               ------------------------------------------------------------
   Distributions:
     Distributions from net investment income..........         (0.31)      (0.68)      (0.70)    (0.60)    (0.73)    (0.47)
     Distributions from net realized gain on securities             -       (0.01)          -     (0.01)        -         -
                                                               ------------------------------------------------------------
       Total distributions.............................         (0.31)      (0.69)      (0.70)    (0.61)    (0.73)    (0.47)
                                                               ------------------------------------------------------------
Net asset value at end of period.......................        $12.27      $11.79      $12.72    $10.97    $11.16    $10.43
                                                               ------------------------------------------------------------
TOTAL RETURN...........................................          6.77%      (1.91)%     23.23%     3.87%    14.50%     9.18%
                                                               ------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets.............          0.28%       0.56%       0.59%     0.48%     0.14%     0.08%
   Ratio of net investment income to average net assets          2.58%       5.45%       5.83%     5.87%     7.02%     4.62%
   Portfolio turnover rate.............................             2%         11%          6%        3%       26%       12%
   Number of shares outstanding at end of period (000's)       14,211      12,073       6,111     3,741     2,062     1,259
   Total net assets at end of period (000's)...........      $174,359    $142,383     $77,734   $41,028   $23,009   $13,126
   Average net assets during the period (000's)........      $159,263    $114,693     $51,451   $33,561   $18,135   $11,938

(1) The net asset value at the beginning of the period is as of commencement of operations on October 1, 1991.

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
--------------------------------------------------------------------------------

Per share data is for a share of capital stock outstanding throughout the period. Total return includes reinvestment of dividends on the reinvestment date. Total returns and ratios for periods of less than one year are not annualized. The average commission rate paid on equity securities is presented for the period beginning June 1, 1996.

                                                           FOR THE PERIOD
                                                                ENDED                   FISCAL YEAR ENDED MAY 31,
MONEY MARKET FUND                                            NOVEMBER 27,  -------------------------------------------------
                                                                1996        1996        1995       1994      1993      1992
                                                           -----------------------------------------------------------------
PER SHARE DATA
Net asset value at beginning of period.................         $1.00       $1.00       $1.00     $1.00     $1.00     $1.00
                                                                -----------------------------------------------------------
   Income from investment operations:
     Net investment income.............................          0.02        0.05        0.05      0.03      0.03      0.05
                                                                -----------------------------------------------------------
   Distributions:
     Distributions from net investment income..........         (0.02)      (0.05)      (0.05)    (0.03)    (0.03)    (0.05)
                                                                -----------------------------------------------------------
Net asset value at end of period.......................         $1.00       $1.00       $1.00     $1.00     $1.00     $1.00
                                                                -----------------------------------------------------------
TOTAL RETURN...........................................          2.48%       5.26%       4.90%     2.83%     2.85%     4.47%
                                                                -----------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
   Ratio of expenses to average net assets.............          0.27%       0.57%       0.57%     0.58%     0.63%     0.67%
   Ratio of net investment income to average net assets          2.38%       5.14%       4.75%     2.78%     2.81%     4.42%
   Number of shares outstanding at end of period (000's)      120,814      83,618      82,256    50,534    45,323    48,355
   Total net assets at end of period (000's)...........      $120,814     $83,618     $82,254   $50,533   $45,322   $48,353
   Average net assets during the period (000's)........      $100,707     $84,271     $67,021   $46,222   $45,562   $46,305


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
AMERICAN GENERAL SERIES PORTFOLIO COMPANY
--------------------------------------------------------------------------------

     BOARD OF DIRECTORS
     Stephen D. Bickel
     Norman Hackerman
     John W. Lancaster
     Ben H. Love
     Joe C. Osborne
     F. Robert Paulsen
     Peter V. Tuters
     R. Miller Upton
     Thomas L. West, Jr.

     DISTRIBUTOR
     The Variable Annuity Marketing
        Company (VAMCO)
     2929 Allen Parkway
     Houston, Texas 77019

     CUSTODIAN
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, Massachusetts 02110

     INVESTMENT ADVISER
     The Variable Annuity Life
        Insurance Company (VALIC)
     2929 Allen Parkway
     Houston, Texas 77019

     INVESTMENT SUB-ADVISERS
     Bankers Trust Company
     1 Bankers Trust Plaza
     New York, New York 10006

     T. Rowe Price Associates, Inc.
     100 East Pratt Street
     Baltimore, Maryland 21202

     Value Line, Inc.
     220 East 42nd Street
     New York, New York 10017-5891

     SHAREHOLDER SERVICE AGENT
     The Variable Annuity Life
        Insurance Company (VALIC)
     2929 Allen Parkway
     Houston, Texas 77019

     OFFICERS
     Stephen D. Bickel,
        Chairman and President
     Thomas L. West, Jr.,
        Executive Vice President
     Norman Jaskol,
        Vice President and
        Senior Investment Officer
     Brent C. Nelson,
        Vice President
     Teresa S. Moro,
        Vice President and
        Investment Officer
     John W. Mossbarger,
        Vice President and
        Investment Officer
     Leon A. Olver,
        Vice President and
        Investment Officer
     William Trimbur, Jr.,
        Vice President and
        Investment Officer
     Cynthia A. Toles,
        General Counsel
        and Secretary
     Gregory R. Seward,
        Treasurer
     Kathryn A. Pearce,
        Controller
     Betty J. North,
        Assistant Vice President
     David H. den Boer,
        Assistant Secretary
     Debra A. Yeang,
        Assistant Treasurer
     Kay Kramer,
        Assistant Controller

     This report is for the information of the shareholders and variable contract owners participating in the American General Series Portfolio Company. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

     If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your account representative.

"Standard & Poor's(R)", "Standard & Poor's MidCap 400 Index" and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.


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     (C) 1996 The Variable Annuity Life Insurance Company, Houston Texas
                  VALIC is a registered service mark of The
                   Variable Annuity Life Insurance Company
                              VA 4873 VER 11/96


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AMERICAN GENERAL SERIES PORTFOLIO COMPANY                       Bulk Rate
                                                              U.S. Postage
P.O. Box 3206                                                     PAID
Houston, Texas 77253-3206                                    Permit No. 6748
                                                             Houston, Texas
                                                            ----------------